UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 29	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 86	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Waddell & Reed Advisors Select Preferred AnnuitySM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-12
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 94. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	Ivy Funds Variable Insurance Portfolios
•	Nationwide Variable Insurance Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.

Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-12, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
Death Benefit Options (eligible applicants may purchase one as a replacement for the standard death benefit)
Five-Year Enhanced Death Benefit Option	0.05%
Total Variable Account Charges (including this option only)	1.30%
One-Year Enhanced Death Benefit Option	0.15%
Total Variable Account Charges (including this option only)	1.40%
One-Month Enhanced Death Benefit Option	0.30%
Total Variable Account Charges (including this option only)	1.55%
Combination Enhanced Death Benefit Option	0.40% [6]
Total Variable Account Charges (including this option only)	1.65%
Spousal Protection Annuity Option	0.10%
Total Variable Account Charges (including this option only)	1.35%
Beneficiary Protector II Option	0.35%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
3% Extra Value Option	0.50% [7]
Total Variable Account Charges (including this option only)	1.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

4% Extra Value Option	0.60% [8]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.60% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [9]
Total Variable Account Charges (including this option only)	2.25%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

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Recurring Contract Expenses
Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base[10]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
Maximum 5% Nationwide Lifetime Income Rider (no longer available)	1.00% [11]
7% Nationwide Lifetime Income Rider (only available in New York)	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Option (an applicant may purchase one option only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider (only available in New York)	0.30% [12]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [13]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.40%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector II Option	0.35%
4% Extra Value Option	0.60%
10% Nationwide Lifetime Income Rider	1.20%
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30%
Maximum Possible Total Variable Account Charges	4.20%

[1]	The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
[8]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
[9]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
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[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[11]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[12]	For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[13]	For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.45%	1.35%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.35%)	$1,435	$2,580	$3,591	$5,979	*	$1,880	$3,091	$5,979	$635	$1,880	$3,091	$5,979
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	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Minimum Total Underlying Mutual Fund Operating Expenses (0.45%)	$1,341	$2,316	$3,182	$5,309	*	$1,616	$2,682	$5,309	$541	$1,616	$2,682	$5,309
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $1,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Five-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and GTOs will be assessed a fee of 0.35%.
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Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.50% of the Daily Net Assets. In addition, allocations to the Fixed Account and the GTOs will be assessed a charge equal to 0.50%.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.60% of the Daily Net Assets. In addition, allocations to the Fixed Account and the GTOs will be assessed a charge equal to 0.60%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Nationwide Lifetime Income Rider, or an Extra Value Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after January 24, 2011, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before January 24, 2011, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued prior to January 24, 2011, the Contract Owner must have been between 45 and 85 at the time of application). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011, or the date of state approval (whichever is later), the current charge is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective January 24, 2011, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option before December 5, 2011, or the date of state approval (whichever is later), the charge for the Joint Option is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued prior to January 24, 2011, the Contract Owner must have been between 45 and 85 at the time of application). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. Effective January 24, 2011, the Joint Option is no longer available for election.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for eight years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The 3% Extra Value Option has a GTO charge equal to 0.50% for the first eight Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.60% for the first eight Contract Years.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments, Extra Value Option credits, and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.50% for the first eight Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.60% for the first eight Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
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Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least eight years .
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
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For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Disability Waiver
The contract includes a Disability Waiver at no additional charge.
Under this provision, no CDSC will be charged if the Contract Owner becomes disabled at any time after contract issuance, but prior to reaching age 65. For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal. Nationwide may require proof of disability prior to waiving CDSC under this waiver. Once this waiver is invoked, no additional purchase payments may be applied to the contract.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
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•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Five-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the Five-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and GTOs will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
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If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first eight Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
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•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.50% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.50%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.60% of the Daily Net Assets for the first eight Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.60%.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC before the end of seven Contract Years.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is not subject to a CDSC;
(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the surrender occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to
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the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the amount credited to the contract under the option according to the following vesting/recapture schedules:
Vesting and Recapture Schedule for 3% Extra Value Option
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		3%	(or all of the credit)
2	1%		2%	(or 2⁄3 of the credit)
3	1%		2%	(or 2⁄3 of the credit)
4	2%		1%	(or 1⁄3 of the credit)
5	2%		1%	(or 1⁄3 of the credit)
6	2%		1%	(or 1⁄3 of the credit)
7	2%		1%	(or 1⁄3 of the credit)
8 and thereafter	3%	(fully vested)	0%
Vesting and Recapture Schedule for 4% Extra Value Option
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		4%	(or all of the credit)
2	1%		3%	(or 3⁄4 of the credit)
3	1%		3%	(or 3⁄4 of the credit)
4	2%		2%	(or 1⁄2 of the credit)
5	2%		2%	(or 1⁄2 of the credit)
6	2%		2%	(or 1⁄2 of the credit)
7	2%		2%	(or 1⁄2 of the credit)
8 and thereafter	4%	(fully vested)	0%
For example, Ms. R, who elected the 4% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 4% credit of $4,000. In Contract Year 4, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 2% (refer to the Vesting and Recapture Schedule for 4% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $2,000.
Recapture Resulting from a Partial Surrender
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option, depending on when the withdrawal is taken, according to the recapture schedules indicated previously.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year 2, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 2% (refer to the Vesting and Recapture Schedule for 3% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $200. The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of
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the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in
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exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
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Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
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Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Nationwide Lifetime Income Rider, or an Extra Value Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
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Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPPLI Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPPLI Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for
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the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
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Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPPLI Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPPLI Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
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After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
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The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the
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determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to the GTOs is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.
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For contracts that elect the Joint Option for the 10% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
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Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.
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Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
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Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued prior to January 24, 2011, the Contract Owner must have been between 45 and 85 at the time of application). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after January 24, 2011, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before January 24, 2011, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011, or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011, or the date of state approval
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(whichever is later), the current charge is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to the GTOs is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued on or after January 24, 2011 or the date of state approval (whichever is later) and before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2010 or the date of state approval (whichever is later) and before January 24, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later) and before May 1, 2010 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts issued before May 1, 2009 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a surrender from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
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Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or an Extra Value Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
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Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to the GTOs is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
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The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
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Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective January 24, 2011, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application (minimum age is 45 for non-New York contracts);
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals (minimum age is 45 for non-New York contracts). Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. Effective January 24, 2011, the Joint Option is no longer available for election.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.75% for the first eight Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.75% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
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Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's
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allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.70% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
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(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states. Loans are not available if a Lifetime Income Option is elected.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Ivy Funds Variable Insurance Portfolios - Money Market
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits.
Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the option elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund) and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Five-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the Five-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B (1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
		(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
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Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
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The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.waddell.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
92

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
93

Waddell & Reed, Inc.
In an action filed on February 18, 2016 in the United States District Court for the District of Kansas, Saket Kapor(sic), Peter Brockett and Hieu Phan v. Ivy Investment Management Company, et. al. (Case No. 2:16-cv-02106-JWL-TJJ), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Waddell & Reed Advisors Funds, the Ivy Funds Variable Insurance Portfolios and the InvestEd Portfolios (Waddell & Reed Investment Management Company), the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. were sued in a putative derivative action by three mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. On behalf of the mutual funds, Plaintiffs seek monetary damages and demand a jury trial.
With respect to Waddell & Reed Investment Management Company, the allegations generally involve claims that the investment manager breached its duties to the mutual funds with respect to certain private placement investments held within the mutual fund defendants’ Asset Strategy Funds. The Asset Strategy Funds are an indirect investor in Haymon Holdings, LLC, the private equity portfolio company at issue in the litigation. This investment is held within Media Group Holdings ("MGH"), a holding company created primarily to hold several of Asset Strategy's media-related private equity investments. All were made in the latter half of 2013 and together comprise a nominal percentage of fund holdings.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-21099
Securities Act of 1933 Registration File No. 333-108894
94

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.
Ivy Funds Variable Insurance Portfolios - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Funds Variable Insurance Portfolios - Global Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
95

Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates, LLC
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
96

Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Funds Variable Insurance Portfolios - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
97

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
98

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 3.70%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.319466	24.726230	-9.49%	797,348
2014	29.202876	27.319466	-6.45%	998,735
2013	23.633012	29.202876	23.57%	1,061,981
2012	20.081925	23.633012	17.68%	1,112,363
2011	21.914795	20.081925	-8.36%	1,133,703
2010	20.420518	21.914795	7.32%	1,059,829
2009	16.537037	20.420518	23.48%	1,061,445
2008	22.567798	16.537037	-26.72%	977,694
2007	15.858905	22.567798	42.30%	843,662
2006	13.366016	15.858905	18.65%	601,588
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.768593	19.457997	-1.57%	347,715
2014	18.609211	19.768593	6.23%	357,244
2013	15.234472	18.609211	22.15%	330,603
2012	13.806216	15.234472	10.35%	312,751
2011	13.532236	13.806216	2.02%	264,243
2010	11.701518	13.532236	15.65%	237,339
2009	10.465513	11.701518	11.81%	249,576
2008	13.414774	10.465513	-21.99%	255,284
2007	11.952090	13.414774	12.24%	251,843
2006	10.882903	11.952090	9.82%	236,398
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	13.193565	13.054799	-1.05%	635,343
2014	12.805204	13.193565	3.03%	754,580
2013	13.244127	12.805204	-3.31%	786,095
2012	12.679325	13.244127	4.45%	922,870
2011	11.965032	12.679325	5.97%	925,175
2010	11.426322	11.965032	4.71%	861,520
2009	10.797440	11.426322	5.82%	711,555
2008	10.900118	10.797440	-0.94%	681,166
2007	10.446616	10.900118	4.34%	615,320
2006	10.147852	10.446616	2.94%	289,001
99

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	23.791014	23.330594	-1.94%	510,625
2014	21.966202	23.791014	8.31%	553,997
2013	16.661065	21.966202	31.84%	557,857
2012	14.226068	16.661065	17.12%	572,518
2011	14.170179	14.226068	0.39%	578,983
2010	11.869331	14.170179	19.38%	507,587
2009	9.691485	11.869331	22.47%	509,112
2008	15.045770	9.691485	-35.59%	495,615
2007	13.362733	15.045770	12.60%	413,556
2006	11.566635	13.362733	15.53%	337,036
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.504421	18.864687	-3.28%	320,444
2014	17.981991	19.504421	8.47%	389,341
2013	14.049124	17.981991	27.99%	419,694
2012	12.570889	14.049124	11.76%	453,046
2011	13.356067	12.570889	-5.88%	506,456
2010	11.622276	13.356067	14.92%	451,363
2009	9.983950	11.622276	16.41%	465,871
2008	15.776568	9.983950	-36.72%	481,280
2007	13.689086	15.776568	15.25%	426,935
2006	11.958793	13.689086	14.47%	292,737
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.284553	9.444604	-23.12%	189,642
2014	13.909130	12.284553	-11.68%	227,861
2013	11.024928	13.909130	26.16%	230,151
2012	11.013328	11.024928	0.11%	240,569
2011	12.266258	11.013328	-10.21%	252,017
2010	10.185117	12.266258	20.43%	236,098
2009	7.341931	10.185117	38.73%	236,011
2008	13.806236	7.341931	-46.82%	180,321
2007	9.241332	13.806236	49.40%	86,557
2006*	10.000000	9.241332	-7.59%	24,395
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.298033	9.899315	-3.87%	119,177
2014	10.409224	10.298033	-1.07%	148,128
2013	10.360272	10.409224	0.47%	96,475
2012	9.859669	10.360272	5.08%	54,311
2011*	10.000000	9.859669	-1.40%	28,992
100

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	18.036445	18.415481	2.10%	185,713
2014	18.091939	18.036445	-0.31%	199,634
2013	15.366485	18.091939	17.74%	223,778
2012	13.181820	15.366485	16.57%	235,692
2011	14.402926	13.181820	-8.48%	242,565
2010	12.706255	14.402926	13.35%	246,970
2009	10.140258	12.706255	25.31%	235,159
2008	17.749575	10.140258	-42.87%	233,646
2007	14.819603	17.749575	19.77%	220,799
2006	12.403625	14.819603	19.48%	151,351
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.592761	8.883963	-23.37%	307,787
2014	13.499464	11.592761	-14.12%	336,245
2013	12.681023	13.499464	6.45%	352,152
2012	12.604435	12.681023	0.61%	377,068
2011	16.248419	12.604435	-22.43%	388,355
2010	14.055461	16.248419	15.60%	384,748
2009	8.196967	14.055461	71.47%	418,614
2008	21.539070	8.196967	-61.94%	388,368
2007	15.200491	21.539070	41.70%	312,602
2006	12.265498	15.200491	23.93%	177,128
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	20.544140	21.741691	5.83%	587,973
2014	18.606515	20.544140	10.41%	583,191
2013	13.807797	18.606515	34.75%	576,798
2012	12.402370	13.807797	11.33%	628,776
2011	12.297895	12.402370	0.85%	663,805
2010	11.061839	12.297895	11.17%	611,135
2009	8.815214	11.061839	25.49%	613,532
2008	14.008269	8.815214	-37.07%	670,099
2007	11.275932	14.008269	21.38%	653,035
2006	10.870706	11.275932	3.73%	596,445
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	20.628905	19.045898	-7.67%	345,187
2014	20.499582	20.628905	0.63%	412,361
2013	18.786577	20.499582	9.12%	438,421
2012	16.035713	18.786577	17.15%	500,125
2011	15.426792	16.035713	3.95%	495,885
2010	13.601033	15.426792	13.42%	465,000
2009	9.406562	13.601033	44.59%	447,355
2008	12.184048	9.406562	-22.80%	330,024
2007	11.880401	12.184048	2.56%	298,405
2006	10.910449	11.880401	8.89%	222,619
101

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.690288	17.305376	-2.18%	179,436
2014	17.659346	17.690288	0.18%	208,195
2013	14.316255	17.659346	23.35%	208,810
2012	12.792947	14.316255	11.91%	202,244
2011	15.043446	12.792947	-14.96%	227,718
2010	13.351980	15.043446	12.67%	190,155
2009	9.871776	13.351980	35.25%	211,292
2008	17.313982	9.871776	-42.98%	229,881
2007	15.957859	17.313982	8.50%	219,704
2006	12.467031	15.957859	28.00%	173,461
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.126580	10.087172	-0.39%	96,162
2014	10.155740	10.126580	-0.29%	69,844
2013	10.339907	10.155740	-1.78%	77,370
2012	10.129561	10.339907	2.08%	64,463
2011*	10.000000	10.129561	1.30%	23,578
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.973824	19.711291	-10.30%	58,870
2014	22.646198	21.973824	-2.97%	74,752
2013	14.580479	22.646198	55.32%	80,619
2012	13.202070	14.580479	10.44%	80,775
2011	14.377091	13.202070	-8.17%	94,363
2010	10.336000	14.377091	39.10%	90,521
2009	7.408126	10.336000	39.52%	82,748
2008	14.436948	7.408126	-48.69%	72,466
2007	13.729896	14.436948	5.15%	72,574
2006	12.384438	13.729896	10.86%	65,584
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	24.110318	22.432763	-6.96%	212,975
2014	22.634322	24.110318	6.52%	257,861
2013	17.639780	22.634322	28.31%	274,138
2012	15.730501	17.639780	12.14%	253,692
2011	16.018904	15.730501	-1.80%	231,236
2010	12.330367	16.018904	29.91%	196,618
2009	8.513709	12.330367	44.83%	182,844
2008	13.519516	8.513709	-37.03%	179,613
2007	12.157736	13.519516	11.20%	156,600
2006	11.340809	12.157736	7.20%	83,719
102

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.139282	10.014546	-1.23%	944,659
2014	10.265578	10.139282	-1.23%	1,008,074
2013	10.393445	10.265578	-1.23%	1,057,338
2012	10.523259	10.393445	-1.23%	907,110
2011	10.653963	10.523259	-1.23%	962,285
2010	10.780711	10.653963	-1.18%	653,052
2009	10.807090	10.780711	-0.24%	424,610
2008	10.709938	10.807090	0.91%	489,112
2007	10.367672	10.709938	3.30%	234,468
2006	10.064012	10.367672	3.02%	207,118
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	14.275530	14.144874	-0.92%	2,501,897
2014	13.786426	14.275530	3.55%	2,649,274
2013	10.981618	13.786426	25.54%	2,828,878
2012	9.913080	10.981618	10.78%	3,009,182
2011	10.473174	9.913080	-5.35%	3,359,945
2010	9.180148	10.473174	14.09%	3,683,942
2009	7.538554	9.180148	21.78%	3,807,660
2008*	10.000000	7.538554	-24.61%	3,616,021
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.906579	12.802670	-0.81%	2,801,025
2014	12.641293	12.906579	2.10%	3,011,155
2013	11.156224	12.641293	13.31%	2,927,666
2012	10.563619	11.156224	5.61%	3,119,488
2011	10.617334	10.563619	-0.51%	2,732,272
2010	9.829891	10.617334	8.01%	2,165,885
2009	8.812754	9.829891	11.54%	1,448,919
2008*	10.000000	8.812754	-11.87%	506,549
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.980055	10.796549	-1.67%	11,052
2014	10.717123	10.980055	2.45%	922
2013*	10.000000	10.717123	7.17%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.466513	13.340538	-0.94%	29,861,572
2014	13.082707	13.466513	2.93%	30,821,665
2013	10.964081	13.082707	19.32%	31,809,915
2012	10.137024	10.964081	8.16%	32,071,974
2011	10.417094	10.137024	-2.69%	30,368,338
2010	9.366010	10.417094	11.22%	22,381,651
2009	8.040869	9.366010	16.48%	12,976,135
2008*	10.000000	8.040869	-19.59%	3,700,714
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.080127	10.864267	-1.95%	0
2014	10.798594	11.080127	2.61%	0
2013*	10.000000	10.798594	7.99%	0
103

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	14.167876	13.999148	-1.19%	37,765,623
2014	13.714485	14.167876	3.31%	38,553,236
2013	11.216783	13.714485	22.27%	39,582,373
2012	10.250480	11.216783	9.43%	40,206,015
2011	10.702858	10.250480	-4.23%	37,808,420
2010	9.468824	10.702858	13.03%	22,417,684
2009	7.943876	9.468824	19.20%	13,213,534
2008*	10.000000	7.943876	-20.56%	4,781,747
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.779284	10.589364	-1.76%	15,388
2014	10.591601	10.779284	1.77%	15,388
2013*	10.000000	10.591601	5.92%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.393888	13.269893	-0.93%	8,308,478
2014	13.056984	13.393888	2.58%	8,751,379
2013	11.233137	13.056984	16.24%	9,188,055
2012	10.493098	11.233137	7.05%	9,540,061
2011	10.625799	10.493098	-1.25%	8,551,910
2010	9.696561	10.625799	9.58%	6,028,474
2009	8.529336	9.696561	13.68%	3,540,966
2008*	10.000000	8.529336	-14.71%	938,598
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.843781	22.602582	3.47%	132,505
2014	16.993720	21.843781	28.54%	172,910
2013	17.016515	16.993720	-0.13%	176,029
2012	14.638791	17.016515	16.24%	172,613
2011	14.116649	14.638791	3.70%	191,047
2010	11.123878	14.116649	26.90%	185,369
2009	9.112288	11.123878	22.08%	187,528
2008	14.426988	9.112288	-36.84%	171,514
2007	17.407306	14.426988	-17.12%	156,085
2006	13.550249	17.407306	28.46%	135,802
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	30.980464	29.712236	-4.09%	339,584
2014	30.485350	30.980464	1.62%	364,205
2013	19.740191	30.485350	54.43%	380,410
2012	15.638386	19.740191	26.23%	396,731
2011	16.805220	15.638386	-6.94%	430,519
2010	15.092925	16.805220	11.35%	427,547
2009	10.625576	15.092925	42.04%	437,099
2008	16.276268	10.625576	-34.72%	422,189
2007	13.253761	16.276268	22.80%	376,966
2006	12.441590	13.253761	6.53%	292,036
104

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.343100	18.454798	0.61%	147,215
2014	18.283836	18.343100	0.32%	174,275
2013	12.915112	18.283836	41.57%	184,453
2012	12.436681	12.915112	3.85%	196,375
2011	14.087523	12.436681	-11.72%	215,322
2010	11.071683	14.087523	27.24%	219,376
2009	8.322155	11.071683	33.04%	229,985
2008	13.855979	8.322155	-39.94%	236,019
2007	12.361497	13.855979	12.09%	230,765
2006	11.915402	12.361497	3.74%	204,527
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.821945	18.480885	-6.77%	92,519
2014	18.751494	19.821945	5.71%	118,041
2013	14.220703	18.751494	31.86%	133,505
2012	12.139209	14.220703	17.15%	159,013
2011	14.095185	12.139209	-13.88%	183,781
2010	11.291074	14.095185	24.83%	182,136
2009	8.853462	11.291074	27.53%	200,781
2008	12.137393	8.853462	-27.06%	223,154
2007	12.821425	12.137393	-5.34%	219,904
2006	11.111581	12.821425	15.39%	185,828
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	19.480570	18.483922	-5.12%	232,413
2014	17.781184	19.480570	9.56%	283,140
2013	13.304728	17.781184	33.65%	259,167
2012	11.333636	13.304728	17.39%	287,204
2011	12.382908	11.333636	-8.47%	304,390
2010	10.563414	12.382908	17.22%	282,705
2009	8.446778	10.563414	25.06%	307,960
2008	12.924029	8.446778	-34.64%	316,398
2007	12.844942	12.924029	0.62%	325,701
2006	11.128479	12.844942	15.42%	321,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.404002	12.126699	-2.24%	55,740
2014	11.964537	12.404002	3.67%	56,021
2013	9.521567	11.964537	25.66%	37,905
2012	8.319333	9.521567	14.45%	37,193
2011	8.769183	8.319333	-5.13%	36,639
2010	7.746849	8.769183	13.20%	37,477
2009	6.167108	7.746849	25.62%	37,472
2008	9.888565	6.167108	-37.63%	1,087
2007*	10.000000	9.888565	-1.11%	0
105

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.582083	15.360583	-1.42%	276,061
2014	15.087523	15.582083	3.28%	305,957
2013	13.470237	15.087523	12.01%	321,675
2012	12.470644	13.470237	8.02%	322,415
2011	12.517421	12.470644	-0.37%	314,301
2010	11.542944	12.517421	8.44%	185,318
2009*	10.000000	11.542944	15.43%	86,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.799825	17.483834	-1.78%	731,143
2014	17.132214	17.799825	3.90%	762,290
2013	14.518698	17.132214	18.00%	724,530
2012	13.098350	14.518698	10.84%	707,058
2011	13.389091	13.098350	-2.17%	577,601
2010	12.102502	13.389091	10.63%	122,862
2009*	10.000000	12.102502	21.03%	70,464
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.929084	11.811161	-0.99%	395,637
2014	11.627728	11.929084	2.59%	379,846
2013	11.232205	11.627728	3.52%	457,676
2012	10.814983	11.232205	3.86%	445,989
2011	10.639749	10.814983	1.65%	372,569
2010	10.174847	10.639749	4.57%	280,429
2009	9.445559	10.174847	7.72%	239,435
2008	10.178144	9.445559	-7.20%	170,404
2007*	10.000000	10.178144	1.78%	101,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.802397	10.245467	-5.16%	35,315
2014	10.752716	10.802397	0.46%	33,321
2013*	10.000000	10.752716	7.53%	9,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.657027	12.456981	-1.58%	1,549,969
2014	12.185878	12.657027	3.87%	1,709,266
2013	10.580792	12.185878	15.17%	1,777,378
2012	9.669564	10.580792	9.42%	1,888,543
2011	9.795671	9.669564	-1.29%	1,961,675
2010	8.943543	9.795671	9.53%	1,994,947
2009	7.602054	8.943543	17.65%	1,995,316
2008	10.023339	7.602054	-24.16%	2,047,776
2007*	10.000000	10.023339	0.23%	1,603,585
106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.566073	12.318431	-1.97%	2,284,961
2014	12.124145	12.566073	3.65%	2,409,730
2013	10.032548	12.124145	20.85%	2,503,431
2012	8.930924	10.032548	12.33%	2,714,594
2011	9.240236	8.930924	-3.35%	2,956,934
2010	8.292819	9.240236	11.42%	3,354,929
2009	6.751042	8.292819	22.84%	3,705,788
2008	9.964596	6.751042	-32.25%	4,309,068
2007*	10.000000	9.964596	-0.35%	3,661,327
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.484543	12.324717	-1.28%	675,941
2014	12.070501	12.484543	3.43%	712,643
2013	11.062292	12.070501	9.11%	792,026
2012	10.368999	11.062292	6.69%	835,700
2011	10.287778	10.368999	0.79%	808,824
2010	9.600348	10.287778	7.16%	764,406
2009	8.486159	9.600348	13.13%	705,371
2008	10.115379	8.486159	-16.11%	582,743
2007*	10.000000	10.115379	1.15%	388,554
107

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	18.964217	16.737931	-11.74%	0
2014	20.787744	18.964217	-8.77%	0
2013	17.250613	20.787744	20.50%	0
2012	15.032248	17.250613	14.76%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	14.756220	14.163922	-4.01%	0
2014	14.244227	14.756220	3.59%	0
2013	11.957597	14.244227	19.12%	0
2012	11.112892	11.957597	7.60%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	10.170437	9.813773	-3.51%	0
2014	10.122166	10.170437	0.48%	0
2013	10.735511	10.122166	-5.71%	0
2012	10.539827	10.735511	1.86%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.109206	16.361689	-4.37%	0
2014	16.198835	17.109206	5.62%	0
2013	12.599002	16.198835	28.57%	0
2012	11.031932	12.599002	14.20%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	14.141655	13.338391	-5.68%	0
2014	13.369533	14.141655	5.78%	0
2013	10.711041	13.369533	24.82%	0
2012	9.828411	10.711041	8.98%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	9.879045	7.406333	-25.03%	0
2014	11.470585	9.879045	-13.87%	0
2013	9.323235	11.470585	23.03%	0
2012	9.551019	9.323235	-2.38%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.392008	8.804321	-6.26%	0
2014	9.734975	9.392008	-3.52%	0
2013	9.935689	9.734975	-2.02%	0
2012	9.696785	9.935689	2.46%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	13.144295	13.087497	-0.43%	0
2014	13.520305	13.144295	-2.78%	0
2013	11.775501	13.520305	14.82%	0
2012	10.358881	11.775501	13.68%	0
108

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	9.110614	6.808220	-25.27%	0
2014	10.879451	9.110614	-16.26%	0
2013	10.479966	10.879451	3.81%	0
2012	10.682506	10.479966	-1.90%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.404088	16.929575	3.20%	0
2014	15.234883	16.404088	7.67%	0
2013	11.593156	15.234883	31.41%	0
2012	10.678664	11.593156	8.56%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	14.817442	13.340862	-9.97%	0
2014	15.099113	14.817442	-1.87%	0
2013	14.189287	15.099113	6.41%	0
2012	12.420372	14.189287	14.24%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	11.950375	11.400178	-4.60%	0
2014	12.233056	11.950375	-2.31%	0
2013	10.169301	12.233056	20.29%	0
2012	9.318976	10.169301	9.12%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.235645	8.971467	-2.86%	0
2014	9.497887	9.235645	-2.76%	0
2013	9.916173	9.497887	-4.22%	0
2012	9.962244	9.916173	-0.46%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	16.916013	14.797531	-12.52%	0
2014	17.877426	16.916013	-5.38%	0
2013	11.802571	17.877426	51.47%	0
2012	10.959351	11.802571	7.69%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	18.951205	17.194915	-9.27%	0
2014	18.243710	18.951205	3.88%	0
2013	14.579449	18.243710	25.13%	0
2012	13.333013	14.579449	9.35%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	7.945331	7.652876	-3.68%	0
2014	8.248947	7.945331	-3.68%	0
2013	8.564174	8.248947	-3.68%	0
2012	8.892361	8.564174	-3.69%	0
109

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	12.022743	11.617079	-3.37%	0
2014	11.906267	12.022743	0.98%	0
2013	9.725084	11.906267	22.43%	0
2012	9.002657	9.725084	8.02%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	10.870029	10.514959	-3.27%	0
2014	10.917499	10.870029	-0.43%	0
2013	9.879973	10.917499	10.50%	0
2012	9.593746	9.879973	2.98%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.604256	10.168278	-4.11%	0
2014	10.613688	10.604256	-0.09%	0
2013*	10.000000	10.613688	6.14%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	11.341473	10.956582	-3.39%	0
2014	11.298579	11.341473	0.38%	0
2013	9.709639	11.298579	16.36%	0
2012	9.206145	9.709639	5.47%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.700911	10.232063	-4.38%	0
2014	10.694383	10.700911	0.06%	0
2013*	10.000000	10.694383	6.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	11.932108	11.497428	-3.64%	0
2014	11.844161	11.932108	0.74%	0
2013	9.933399	11.844161	19.24%	0
2012	9.309142	9.933399	6.71%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.410356	9.973164	-4.20%	0
2014	10.489370	10.410356	-0.75%	0
2013*	10.000000	10.489370	4.89%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	11.280391	10.898638	-3.38%	0
2014	11.276451	11.280391	0.03%	0
2013	9.948022	11.276451	13.35%	0
2012	9.529631	9.948022	4.39%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	14.659652	14.792662	0.91%	0
2014	11.694528	14.659652	25.35%	0
2013	12.008229	11.694528	-2.61%	0
2012	10.593671	12.008229	13.35%	0
110

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	22.889341	21.407462	-6.47%	0
2014	23.096713	22.889341	-0.90%	0
2013	15.335772	23.096713	50.61%	0
2012	12.458877	15.335772	23.09%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	13.385070	13.132413	-1.89%	0
2014	13.681471	13.385070	-2.17%	0
2013	9.909741	13.681471	38.06%	0
2012	9.786069	9.909741	1.26%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	14.648978	13.318855	-9.08%	0
2014	14.210507	14.648978	3.09%	0
2013	11.050866	14.210507	28.59%	0
2012	9.673843	11.050866	14.23%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	13.943286	12.901544	-7.47%	0
2014	13.050776	13.943286	6.84%	0
2013	10.013403	13.050776	30.33%	0
2012	8.747402	10.013403	14.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.229962	9.753063	-4.66%	0
2014	10.118587	10.229962	1.10%	0
2013	8.257251	10.118587	22.54%	0
2012	7.398597	8.257251	11.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	13.514402	12.991733	-3.87%	0
2014	13.418374	13.514402	0.72%	0
2013	12.284717	13.418374	9.23%	0
2012	11.663142	12.284717	5.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	15.438053	14.787702	-4.21%	0
2014	15.237068	15.438053	1.32%	0
2013	13.241008	15.237068	15.07%	0
2012	12.250281	13.241008	8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	9.838802	9.499832	-3.45%	0
2014	9.834239	9.838802	0.05%	0
2013	9.741397	9.834239	0.95%	0
2012	9.618795	9.741397	1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.346648	9.640805	-6.82%	0
2014	10.486676	10.346648	-1.34%	0
2013*	10.000000	10.486676	4.87%	0
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Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.358979	9.581074	-7.51%	0
2014	10.573718	10.358979	-2.03%	0
2013*	10.000000	10.573718	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.438995	10.019068	-4.02%	0
2014	10.306099	10.438995	1.29%	0
2013	9.176187	10.306099	12.31%	0
2012	8.599774	9.176187	6.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.363774	9.907430	-4.40%	0
2014	10.253702	10.363774	1.07%	0
2013	8.700537	10.253702	17.85%	0
2012	7.942662	8.700537	9.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.296835	9.912794	-3.73%	0
2014	10.208624	10.296835	0.86%	0
2013	9.593923	10.208624	6.41%	0
2012	9.221992	9.593923	4.03%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
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•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
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Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
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The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution.
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Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
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•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
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Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following
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the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
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Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Preferred AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Waddell & Reed by writing to the Service Center at P.O. Box 182021, Columbus, Ohio 43213-2021, or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-12 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.22% of the Contract Value for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-12 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.319466	24.726230	-9.49%	797,348
2014	29.202876	27.319466	-6.45%	998,735
2013	23.633012	29.202876	23.57%	1,061,981
2012	20.081925	23.633012	17.68%	1,112,363
2011	21.914795	20.081925	-8.36%	1,133,703
2010	20.420518	21.914795	7.32%	1,059,829
2009	16.537037	20.420518	23.48%	1,061,445
2008	22.567798	16.537037	-26.72%	977,694
2007	15.858905	22.567798	42.30%	843,662
2006	13.366016	15.858905	18.65%	601,588
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.768593	19.457997	-1.57%	347,715
2014	18.609211	19.768593	6.23%	357,244
2013	15.234472	18.609211	22.15%	330,603
2012	13.806216	15.234472	10.35%	312,751
2011	13.532236	13.806216	2.02%	264,243
2010	11.701518	13.532236	15.65%	237,339
2009	10.465513	11.701518	11.81%	249,576
2008	13.414774	10.465513	-21.99%	255,284
2007	11.952090	13.414774	12.24%	251,843
2006	10.882903	11.952090	9.82%	236,398
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	13.193565	13.054799	-1.05%	635,343
2014	12.805204	13.193565	3.03%	754,580
2013	13.244127	12.805204	-3.31%	786,095
2012	12.679325	13.244127	4.45%	922,870
2011	11.965032	12.679325	5.97%	925,175
2010	11.426322	11.965032	4.71%	861,520
2009	10.797440	11.426322	5.82%	711,555
2008	10.900118	10.797440	-0.94%	681,166
2007	10.446616	10.900118	4.34%	615,320
2006	10.147852	10.446616	2.94%	289,001

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	23.791014	23.330594	-1.94%	510,625
2014	21.966202	23.791014	8.31%	553,997
2013	16.661065	21.966202	31.84%	557,857
2012	14.226068	16.661065	17.12%	572,518
2011	14.170179	14.226068	0.39%	578,983
2010	11.869331	14.170179	19.38%	507,587
2009	9.691485	11.869331	22.47%	509,112
2008	15.045770	9.691485	-35.59%	495,615
2007	13.362733	15.045770	12.60%	413,556
2006	11.566635	13.362733	15.53%	337,036
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.504421	18.864687	-3.28%	320,444
2014	17.981991	19.504421	8.47%	389,341
2013	14.049124	17.981991	27.99%	419,694
2012	12.570889	14.049124	11.76%	453,046
2011	13.356067	12.570889	-5.88%	506,456
2010	11.622276	13.356067	14.92%	451,363
2009	9.983950	11.622276	16.41%	465,871
2008	15.776568	9.983950	-36.72%	481,280
2007	13.689086	15.776568	15.25%	426,935
2006	11.958793	13.689086	14.47%	292,737
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.284553	9.444604	-23.12%	189,642
2014	13.909130	12.284553	-11.68%	227,861
2013	11.024928	13.909130	26.16%	230,151
2012	11.013328	11.024928	0.11%	240,569
2011	12.266258	11.013328	-10.21%	252,017
2010	10.185117	12.266258	20.43%	236,098
2009	7.341931	10.185117	38.73%	236,011
2008	13.806236	7.341931	-46.82%	180,321
2007	9.241332	13.806236	49.40%	86,557
2006*	10.000000	9.241332	-7.59%	24,395
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.298033	9.899315	-3.87%	119,177
2014	10.409224	10.298033	-1.07%	148,128
2013	10.360272	10.409224	0.47%	96,475
2012	9.859669	10.360272	5.08%	54,311
2011*	10.000000	9.859669	-1.40%	28,992

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	18.036445	18.415481	2.10%	185,713
2014	18.091939	18.036445	-0.31%	199,634
2013	15.366485	18.091939	17.74%	223,778
2012	13.181820	15.366485	16.57%	235,692
2011	14.402926	13.181820	-8.48%	242,565
2010	12.706255	14.402926	13.35%	246,970
2009	10.140258	12.706255	25.31%	235,159
2008	17.749575	10.140258	-42.87%	233,646
2007	14.819603	17.749575	19.77%	220,799
2006	12.403625	14.819603	19.48%	151,351
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.592761	8.883963	-23.37%	307,787
2014	13.499464	11.592761	-14.12%	336,245
2013	12.681023	13.499464	6.45%	352,152
2012	12.604435	12.681023	0.61%	377,068
2011	16.248419	12.604435	-22.43%	388,355
2010	14.055461	16.248419	15.60%	384,748
2009	8.196967	14.055461	71.47%	418,614
2008	21.539070	8.196967	-61.94%	388,368
2007	15.200491	21.539070	41.70%	312,602
2006	12.265498	15.200491	23.93%	177,128
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	20.544140	21.741691	5.83%	587,973
2014	18.606515	20.544140	10.41%	583,191
2013	13.807797	18.606515	34.75%	576,798
2012	12.402370	13.807797	11.33%	628,776
2011	12.297895	12.402370	0.85%	663,805
2010	11.061839	12.297895	11.17%	611,135
2009	8.815214	11.061839	25.49%	613,532
2008	14.008269	8.815214	-37.07%	670,099
2007	11.275932	14.008269	21.38%	653,035
2006	10.870706	11.275932	3.73%	596,445
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	20.628905	19.045898	-7.67%	345,187
2014	20.499582	20.628905	0.63%	412,361
2013	18.786577	20.499582	9.12%	438,421
2012	16.035713	18.786577	17.15%	500,125
2011	15.426792	16.035713	3.95%	495,885
2010	13.601033	15.426792	13.42%	465,000
2009	9.406562	13.601033	44.59%	447,355
2008	12.184048	9.406562	-22.80%	330,024
2007	11.880401	12.184048	2.56%	298,405
2006	10.910449	11.880401	8.89%	222,619

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.690288	17.305376	-2.18%	179,436
2014	17.659346	17.690288	0.18%	208,195
2013	14.316255	17.659346	23.35%	208,810
2012	12.792947	14.316255	11.91%	202,244
2011	15.043446	12.792947	-14.96%	227,718
2010	13.351980	15.043446	12.67%	190,155
2009	9.871776	13.351980	35.25%	211,292
2008	17.313982	9.871776	-42.98%	229,881
2007	15.957859	17.313982	8.50%	219,704
2006	12.467031	15.957859	28.00%	173,461
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.126580	10.087172	-0.39%	96,162
2014	10.155740	10.126580	-0.29%	69,844
2013	10.339907	10.155740	-1.78%	77,370
2012	10.129561	10.339907	2.08%	64,463
2011*	10.000000	10.129561	1.30%	23,578
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.973824	19.711291	-10.30%	58,870
2014	22.646198	21.973824	-2.97%	74,752
2013	14.580479	22.646198	55.32%	80,619
2012	13.202070	14.580479	10.44%	80,775
2011	14.377091	13.202070	-8.17%	94,363
2010	10.336000	14.377091	39.10%	90,521
2009	7.408126	10.336000	39.52%	82,748
2008	14.436948	7.408126	-48.69%	72,466
2007	13.729896	14.436948	5.15%	72,574
2006	12.384438	13.729896	10.86%	65,584
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	24.110318	22.432763	-6.96%	212,975
2014	22.634322	24.110318	6.52%	257,861
2013	17.639780	22.634322	28.31%	274,138
2012	15.730501	17.639780	12.14%	253,692
2011	16.018904	15.730501	-1.80%	231,236
2010	12.330367	16.018904	29.91%	196,618
2009	8.513709	12.330367	44.83%	182,844
2008	13.519516	8.513709	-37.03%	179,613
2007	12.157736	13.519516	11.20%	156,600
2006	11.340809	12.157736	7.20%	83,719

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.139282	10.014546	-1.23%	944,659
2014	10.265578	10.139282	-1.23%	1,008,074
2013	10.393445	10.265578	-1.23%	1,057,338
2012	10.523259	10.393445	-1.23%	907,110
2011	10.653963	10.523259	-1.23%	962,285
2010	10.780711	10.653963	-1.18%	653,052
2009	10.807090	10.780711	-0.24%	424,610
2008	10.709938	10.807090	0.91%	489,112
2007	10.367672	10.709938	3.30%	234,468
2006	10.064012	10.367672	3.02%	207,118
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	14.275530	14.144874	-0.92%	2,501,897
2014	13.786426	14.275530	3.55%	2,649,274
2013	10.981618	13.786426	25.54%	2,828,878
2012	9.913080	10.981618	10.78%	3,009,182
2011	10.473174	9.913080	-5.35%	3,359,945
2010	9.180148	10.473174	14.09%	3,683,942
2009	7.538554	9.180148	21.78%	3,807,660
2008*	10.000000	7.538554	-24.61%	3,616,021
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.906579	12.802670	-0.81%	2,801,025
2014	12.641293	12.906579	2.10%	3,011,155
2013	11.156224	12.641293	13.31%	2,927,666
2012	10.563619	11.156224	5.61%	3,119,488
2011	10.617334	10.563619	-0.51%	2,732,272
2010	9.829891	10.617334	8.01%	2,165,885
2009	8.812754	9.829891	11.54%	1,448,919
2008*	10.000000	8.812754	-11.87%	506,549
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.980055	10.796549	-1.67%	11,052
2014	10.717123	10.980055	2.45%	922
2013*	10.000000	10.717123	7.17%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.466513	13.340538	-0.94%	29,861,572
2014	13.082707	13.466513	2.93%	30,821,665
2013	10.964081	13.082707	19.32%	31,809,915
2012	10.137024	10.964081	8.16%	32,071,974
2011	10.417094	10.137024	-2.69%	30,368,338
2010	9.366010	10.417094	11.22%	22,381,651
2009	8.040869	9.366010	16.48%	12,976,135
2008*	10.000000	8.040869	-19.59%	3,700,714
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.080127	10.864267	-1.95%	0
2014	10.798594	11.080127	2.61%	0
2013*	10.000000	10.798594	7.99%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	14.167876	13.999148	-1.19%	37,765,623
2014	13.714485	14.167876	3.31%	38,553,236
2013	11.216783	13.714485	22.27%	39,582,373
2012	10.250480	11.216783	9.43%	40,206,015
2011	10.702858	10.250480	-4.23%	37,808,420
2010	9.468824	10.702858	13.03%	22,417,684
2009	7.943876	9.468824	19.20%	13,213,534
2008*	10.000000	7.943876	-20.56%	4,781,747
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.779284	10.589364	-1.76%	15,388
2014	10.591601	10.779284	1.77%	15,388
2013*	10.000000	10.591601	5.92%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.393888	13.269893	-0.93%	8,308,478
2014	13.056984	13.393888	2.58%	8,751,379
2013	11.233137	13.056984	16.24%	9,188,055
2012	10.493098	11.233137	7.05%	9,540,061
2011	10.625799	10.493098	-1.25%	8,551,910
2010	9.696561	10.625799	9.58%	6,028,474
2009	8.529336	9.696561	13.68%	3,540,966
2008*	10.000000	8.529336	-14.71%	938,598
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.843781	22.602582	3.47%	132,505
2014	16.993720	21.843781	28.54%	172,910
2013	17.016515	16.993720	-0.13%	176,029
2012	14.638791	17.016515	16.24%	172,613
2011	14.116649	14.638791	3.70%	191,047
2010	11.123878	14.116649	26.90%	185,369
2009	9.112288	11.123878	22.08%	187,528
2008	14.426988	9.112288	-36.84%	171,514
2007	17.407306	14.426988	-17.12%	156,085
2006	13.550249	17.407306	28.46%	135,802
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	30.980464	29.712236	-4.09%	339,584
2014	30.485350	30.980464	1.62%	364,205
2013	19.740191	30.485350	54.43%	380,410
2012	15.638386	19.740191	26.23%	396,731
2011	16.805220	15.638386	-6.94%	430,519
2010	15.092925	16.805220	11.35%	427,547
2009	10.625576	15.092925	42.04%	437,099
2008	16.276268	10.625576	-34.72%	422,189
2007	13.253761	16.276268	22.80%	376,966
2006	12.441590	13.253761	6.53%	292,036

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.343100	18.454798	0.61%	147,215
2014	18.283836	18.343100	0.32%	174,275
2013	12.915112	18.283836	41.57%	184,453
2012	12.436681	12.915112	3.85%	196,375
2011	14.087523	12.436681	-11.72%	215,322
2010	11.071683	14.087523	27.24%	219,376
2009	8.322155	11.071683	33.04%	229,985
2008	13.855979	8.322155	-39.94%	236,019
2007	12.361497	13.855979	12.09%	230,765
2006	11.915402	12.361497	3.74%	204,527
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.821945	18.480885	-6.77%	92,519
2014	18.751494	19.821945	5.71%	118,041
2013	14.220703	18.751494	31.86%	133,505
2012	12.139209	14.220703	17.15%	159,013
2011	14.095185	12.139209	-13.88%	183,781
2010	11.291074	14.095185	24.83%	182,136
2009	8.853462	11.291074	27.53%	200,781
2008	12.137393	8.853462	-27.06%	223,154
2007	12.821425	12.137393	-5.34%	219,904
2006	11.111581	12.821425	15.39%	185,828
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	19.480570	18.483922	-5.12%	232,413
2014	17.781184	19.480570	9.56%	283,140
2013	13.304728	17.781184	33.65%	259,167
2012	11.333636	13.304728	17.39%	287,204
2011	12.382908	11.333636	-8.47%	304,390
2010	10.563414	12.382908	17.22%	282,705
2009	8.446778	10.563414	25.06%	307,960
2008	12.924029	8.446778	-34.64%	316,398
2007	12.844942	12.924029	0.62%	325,701
2006	11.128479	12.844942	15.42%	321,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.404002	12.126699	-2.24%	55,740
2014	11.964537	12.404002	3.67%	56,021
2013	9.521567	11.964537	25.66%	37,905
2012	8.319333	9.521567	14.45%	37,193
2011	8.769183	8.319333	-5.13%	36,639
2010	7.746849	8.769183	13.20%	37,477
2009	6.167108	7.746849	25.62%	37,472
2008	9.888565	6.167108	-37.63%	1,087
2007*	10.000000	9.888565	-1.11%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.582083	15.360583	-1.42%	276,061
2014	15.087523	15.582083	3.28%	305,957
2013	13.470237	15.087523	12.01%	321,675
2012	12.470644	13.470237	8.02%	322,415
2011	12.517421	12.470644	-0.37%	314,301
2010	11.542944	12.517421	8.44%	185,318
2009*	10.000000	11.542944	15.43%	86,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.799825	17.483834	-1.78%	731,143
2014	17.132214	17.799825	3.90%	762,290
2013	14.518698	17.132214	18.00%	724,530
2012	13.098350	14.518698	10.84%	707,058
2011	13.389091	13.098350	-2.17%	577,601
2010	12.102502	13.389091	10.63%	122,862
2009*	10.000000	12.102502	21.03%	70,464
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.929084	11.811161	-0.99%	395,637
2014	11.627728	11.929084	2.59%	379,846
2013	11.232205	11.627728	3.52%	457,676
2012	10.814983	11.232205	3.86%	445,989
2011	10.639749	10.814983	1.65%	372,569
2010	10.174847	10.639749	4.57%	280,429
2009	9.445559	10.174847	7.72%	239,435
2008	10.178144	9.445559	-7.20%	170,404
2007*	10.000000	10.178144	1.78%	101,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.802397	10.245467	-5.16%	35,315
2014	10.752716	10.802397	0.46%	33,321
2013*	10.000000	10.752716	7.53%	9,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.657027	12.456981	-1.58%	1,549,969
2014	12.185878	12.657027	3.87%	1,709,266
2013	10.580792	12.185878	15.17%	1,777,378
2012	9.669564	10.580792	9.42%	1,888,543
2011	9.795671	9.669564	-1.29%	1,961,675
2010	8.943543	9.795671	9.53%	1,994,947
2009	7.602054	8.943543	17.65%	1,995,316
2008	10.023339	7.602054	-24.16%	2,047,776
2007*	10.000000	10.023339	0.23%	1,603,585

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.566073	12.318431	-1.97%	2,284,961
2014	12.124145	12.566073	3.65%	2,409,730
2013	10.032548	12.124145	20.85%	2,503,431
2012	8.930924	10.032548	12.33%	2,714,594
2011	9.240236	8.930924	-3.35%	2,956,934
2010	8.292819	9.240236	11.42%	3,354,929
2009	6.751042	8.292819	22.84%	3,705,788
2008	9.964596	6.751042	-32.25%	4,309,068
2007*	10.000000	9.964596	-0.35%	3,661,327
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.484543	12.324717	-1.28%	675,941
2014	12.070501	12.484543	3.43%	712,643
2013	11.062292	12.070501	9.11%	792,026
2012	10.368999	11.062292	6.69%	835,700
2011	10.287778	10.368999	0.79%	808,824
2010	9.600348	10.287778	7.16%	764,406
2009	8.486159	9.600348	13.13%	705,371
2008	10.115379	8.486159	-16.11%	582,743
2007*	10.000000	10.115379	1.15%	388,554

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.170034	24.578514	-9.54%	150,674
2014	29.057857	27.170034	-6.50%	171,943
2013	23.527557	29.057857	23.51%	208,102
2012	20.002457	23.527557	17.62%	208,783
2011	21.839113	20.002457	-8.41%	215,970
2010	20.360274	21.839113	7.26%	206,961
2009	16.496591	20.360274	23.42%	197,842
2008	22.524018	16.496591	-26.76%	190,405
2007	15.836197	22.524018	42.23%	171,927
2006	13.353622	15.836197	18.59%	138,255
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.660437	19.341733	-1.62%	63,398
2014	18.516780	19.660437	6.18%	73,245
2013	15.166487	18.516780	22.09%	67,025
2012	13.751574	15.166487	10.29%	65,536
2011	13.485488	13.751574	1.97%	64,086
2010	11.666998	13.485488	15.59%	68,787
2009	10.439919	11.666998	11.75%	61,057
2008	13.388760	10.439919	-22.02%	59,315
2007	11.934979	13.388760	12.18%	60,913
2006	10.872817	11.934979	9.77%	48,382
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	13.121414	12.976821	-1.10%	87,415
2014	12.741631	13.121414	2.98%	110,099
2013	13.185057	12.741631	-3.36%	136,014
2012	12.629178	13.185057	4.40%	166,033
2011	11.923730	12.629178	5.92%	166,987
2010	11.392649	11.923730	4.66%	144,877
2009	10.771071	11.392649	5.77%	124,973
2008	10.878995	10.771071	-0.99%	116,474
2007	10.431678	10.878995	4.29%	120,183
2006	10.138460	10.431678	2.89%	73,069
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	23.660872	23.191223	-1.98%	82,979
2014	21.857115	23.660872	8.25%	90,073
2013	16.586714	21.857115	31.77%	104,817
2012	14.169774	16.586714	17.06%	96,145
2011	14.121250	14.169774	0.34%	103,032
2010	11.834329	14.121250	19.32%	104,752
2009	9.667799	11.834329	22.41%	95,761
2008	15.016630	9.667799	-35.62%	110,164
2007	13.343637	15.016630	12.54%	104,664
2006	11.555936	13.343637	15.47%	90,795

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.397699	18.751972	-3.33%	61,148
2014	17.892653	19.397699	8.41%	70,589
2013	13.986410	17.892653	27.93%	79,489
2012	12.521128	13.986410	11.70%	73,777
2011	13.309923	12.521128	-5.93%	75,248
2010	11.587990	13.309923	14.86%	83,129
2009	9.959538	11.587990	16.35%	78,863
2008	15.745978	9.959538	-36.75%	78,618
2007	13.669502	15.745978	15.19%	72,088
2006	11.947717	13.669502	14.41%	51,036
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.230732	9.398458	-23.16%	27,136
2014	13.855228	12.230732	-11.72%	29,978
2013	10.987757	13.855228	26.10%	33,003
2012	10.981767	10.987757	0.05%	30,865
2011	12.237289	10.981767	-10.26%	33,750
2010	10.166203	12.237289	20.37%	34,056
2009	7.332010	10.166203	38.66%	23,678
2008	13.794577	7.332010	-46.85%	21,835
2007	9.238229	13.794577	49.32%	11,194
2006*	10.000000	9.238229	-7.62%	3,259
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.278942	9.875969	-3.92%	5,242
2014	10.395182	10.278942	-1.12%	4,231
2013	10.351532	10.395182	0.42%	12,697
2012	9.856361	10.351532	5.02%	11,475
2011*	10.000000	9.856361	-1.44%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.937787	18.305468	2.05%	29,079
2014	18.002088	17.937787	-0.36%	57,580
2013	15.297916	18.002088	17.68%	62,474
2012	13.129657	15.297916	16.51%	82,568
2011	14.353197	13.129657	-8.52%	81,577
2010	12.668772	14.353197	13.30%	93,499
2009	10.115468	12.668772	25.24%	90,510
2008	17.715158	10.115468	-42.90%	78,343
2007	14.798397	17.715158	19.71%	78,846
2006	12.392128	14.798397	19.42%	67,103

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.536588	8.836438	-23.41%	59,445
2014	13.440861	11.536588	-14.17%	65,195
2013	12.632368	13.440861	6.40%	69,568
2012	12.562453	12.632368	0.56%	74,629
2011	16.202496	12.562453	-22.47%	76,062
2010	14.022839	16.202496	15.54%	84,252
2009	8.182088	14.022839	71.38%	78,203
2008	21.510935	8.182088	-61.96%	64,978
2007	15.188357	21.510935	41.63%	58,109
2006	12.261894	15.188357	23.87%	42,224
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	20.431684	21.611731	5.78%	89,676
2014	18.514038	20.431684	10.36%	101,861
2013	13.746121	18.514038	34.69%	124,721
2012	12.353242	13.746121	11.28%	142,251
2011	12.255382	12.353242	0.80%	144,550
2010	11.029175	12.255382	11.12%	132,409
2009	8.793644	11.029175	25.42%	130,289
2008	13.981092	8.793644	-37.10%	138,073
2007	11.259794	13.981092	21.31%	145,148
2006	10.860638	11.259794	3.68%	128,339
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	20.516062	18.932122	-7.72%	47,648
2014	20.397766	20.516062	0.58%	73,259
2013	18.702732	20.397766	9.06%	85,775
2012	15.972247	18.702732	17.10%	89,528
2011	15.373496	15.972247	3.89%	87,870
2010	13.560909	15.373496	13.37%	93,265
2009	9.383558	13.560909	44.52%	69,636
2008	12.160414	9.383558	-22.84%	68,074
2007	11.863387	12.160414	2.50%	63,312
2006	10.900319	11.863387	8.84%	44,555
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.593461	17.201936	-2.23%	28,595
2014	17.571591	17.593461	0.12%	30,704
2013	14.252322	17.571591	23.29%	34,218
2012	12.742283	14.252322	11.85%	37,531
2011	14.991464	12.742283	-15.00%	42,934
2010	13.312573	14.991464	12.61%	43,271
2009	9.847630	13.312573	35.19%	41,510
2008	17.280404	9.847630	-43.01%	41,500
2007	15.935028	17.280404	8.44%	44,792
2006	12.455478	15.935028	27.94%	28,922

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.107796	10.063372	-0.44%	7,378
2014	10.142048	10.107796	-0.34%	10,211
2013	10.331195	10.142048	-1.83%	14,811
2012	10.126160	10.331195	2.02%	13,500
2011*	10.000000	10.126160	1.26%	3,765
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.853572	19.593491	-10.34%	14,570
2014	22.533678	21.853572	-3.02%	18,318
2013	14.515368	22.533678	55.24%	19,739
2012	13.149794	14.515368	10.38%	22,924
2011	14.327409	13.149794	-8.22%	24,555
2010	10.305493	14.327409	39.03%	26,820
2009	7.390002	10.305493	39.45%	24,105
2008	14.408951	7.390002	-48.71%	23,651
2007	13.710243	14.408951	5.10%	22,916
2006	12.372955	13.710243	10.81%	17,047
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.993590	22.312856	-7.00%	60,522
2014	22.536144	23.993590	6.47%	61,260
2013	17.572163	22.536144	28.25%	64,501
2012	15.678162	17.572163	12.08%	52,294
2011	15.973683	15.678162	-1.85%	58,361
2010	12.301781	15.973683	29.85%	54,915
2009	8.498265	12.301781	44.76%	53,608
2008	13.501849	8.498265	-37.06%	46,512
2007	12.148029	13.501849	11.14%	41,901
2006	11.337478	12.148029	7.15%	24,331
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.082974	9.953878	-1.28%	150,155
2014	10.213722	10.082974	-1.28%	149,008
2013	10.346173	10.213722	-1.28%	247,290
2012	10.480721	10.346173	-1.28%	226,808
2011	10.616256	10.480721	-1.28%	172,539
2010	10.747995	10.616256	-1.23%	148,712
2009	10.779753	10.747995	-0.29%	99,308
2008	10.688261	10.779753	0.86%	130,204
2007	10.351957	10.688261	3.25%	61,508
2006	10.053835	10.351957	2.97%	38,099
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	14.226207	14.088864	-0.97%	130,285
2014	13.745758	14.226207	3.50%	134,945
2013	10.954759	13.745758	25.48%	192,450
2012	9.893843	10.954759	10.72%	194,862
2011	10.458136	9.893843	-5.40%	186,288
2010	9.171612	10.458136	14.03%	182,379
2009	7.535359	9.171612	21.71%	215,304
2008*	10.000000	7.535359	-24.65%	211,923

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.862025	12.752018	-0.86%	62,033
2014	12.604041	12.862025	2.05%	67,583
2013	11.128973	12.604041	13.25%	62,954
2012	10.543165	11.128973	5.56%	60,966
2011	10.602127	10.543165	-0.56%	67,121
2010	9.820775	10.602127	7.96%	37,862
2009	8.809037	9.820775	11.49%	25,480
2008*	10.000000	8.809037	-11.91%	2,783
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.972341	10.783493	-1.72%	0
2014	10.715023	10.972341	2.40%	0
2013*	10.000000	10.715023	7.15%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.419955	13.287684	-0.99%	1,026,894
2014	13.044073	13.419955	2.88%	1,113,184
2013	10.937228	13.044073	19.26%	1,106,547
2012	10.117339	10.937228	8.10%	1,105,872
2011	10.402134	10.117339	-2.74%	1,072,862
2010	9.357295	10.402134	11.17%	692,918
2009	8.037464	9.357295	16.42%	407,890
2008*	10.000000	8.037464	-19.63%	124,230
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.072351	10.851145	-2.00%	2,312
2014	10.796484	11.072351	2.56%	0
2013*	10.000000	10.796484	7.96%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	14.118917	13.943706	-1.24%	1,203,610
2014	13.674026	14.118917	3.25%	1,281,400
2013	11.189361	13.674026	22.21%	1,319,893
2012	10.230615	11.189361	9.37%	1,297,120
2011	10.687522	10.230615	-4.28%	1,321,752
2010	9.460035	10.687522	12.98%	769,569
2009	7.940516	9.460035	19.14%	471,592
2008*	10.000000	7.940516	-20.59%	217,432
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.771723	10.576574	-1.81%	1,412
2014	10.589534	10.771723	1.72%	0
2013*	10.000000	10.589534	5.90%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.347619	13.217364	-0.98%	203,788
2014	13.018480	13.347619	2.53%	199,675
2013	11.205680	13.018480	16.18%	221,390
2012	10.472762	11.205680	7.00%	227,609
2011	10.610572	10.472762	-1.30%	190,758
2010	9.687555	10.610572	9.53%	114,336
2009	8.525733	9.687555	13.63%	53,094
2008*	10.000000	8.525733	-14.74%	4,159
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.728923	22.472355	3.42%	21,106
2014	16.912915	21.728923	28.48%	23,170
2013	16.944182	16.912915	-0.18%	26,093
2012	14.583961	16.944182	16.18%	27,776
2011	14.070885	14.583961	3.65%	40,148
2010	11.093411	14.070885	26.84%	39,720
2009	9.091936	11.093411	22.01%	40,855
2008	14.402082	9.091936	-36.87%	42,922
2007	17.386111	14.402082	-17.16%	38,607
2006	13.540583	17.386111	28.40%	33,869
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	30.810906	29.534651	-4.14%	62,557
2014	30.333859	30.810906	1.57%	65,041
2013	19.652033	30.333859	54.35%	73,704
2012	15.576452	19.652033	26.17%	79,660
2011	16.747138	15.576452	-6.99%	93,051
2010	15.048385	16.747138	11.29%	96,469
2009	10.599592	15.048385	41.97%	92,798
2008	16.244706	10.599592	-34.75%	92,695
2007	13.234791	16.244706	22.74%	88,006
2006	12.430062	13.234791	6.47%	72,533
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.242709	18.344514	0.56%	47,848
2014	18.192984	18.242709	0.27%	46,875
2013	12.857443	18.192984	41.50%	56,180
2012	12.387438	12.857443	3.79%	57,857
2011	14.038850	12.387438	-11.76%	66,464
2010	11.039013	14.038850	27.17%	72,029
2009	8.301805	11.039013	32.97%	73,328
2008	13.829128	8.301805	-39.97%	72,219
2007	12.343819	13.829128	12.03%	72,295
2006	11.904373	12.343819	3.69%	71,678

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.713489	18.370451	-6.81%	9,370
2014	18.658353	19.713489	5.66%	12,572
2013	14.157224	18.658353	31.79%	16,144
2012	12.091144	14.157224	17.09%	18,475
2011	14.046484	12.091144	-13.92%	22,092
2010	11.257757	14.046484	24.77%	23,155
2009	8.831810	11.257757	27.47%	22,020
2008	12.113868	8.831810	-27.09%	24,901
2007	12.803084	12.113868	-5.38%	24,525
2006	11.101288	12.803084	15.33%	16,361
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	19.374002	18.373499	-5.16%	43,158
2014	17.692866	19.374002	9.50%	50,398
2013	13.245347	17.692866	33.58%	60,716
2012	11.288787	13.245347	17.33%	60,218
2011	12.340135	11.288787	-8.52%	59,726
2010	10.532252	12.340135	17.17%	58,922
2009	8.426126	10.532252	25.00%	53,771
2008	12.898986	8.426126	-34.68%	54,224
2007	12.826584	12.898986	0.56%	55,097
2006	11.118182	12.826584	15.37%	47,323
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.355912	12.073561	-2.29%	0
2014	11.924185	12.355912	3.62%	0
2013	9.494259	11.924185	25.59%	0
2012	8.299681	9.494259	14.39%	0
2011	8.752888	8.299681	-5.18%	0
2010	7.736367	8.752888	13.14%	0
2009	6.161893	7.736367	25.55%	0
2008	9.885221	6.161893	-37.67%	0
2007*	10.000000	9.885221	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.537445	15.308822	-1.47%	14,325
2014	15.051921	15.537445	3.23%	8,530
2013	13.445256	15.051921	11.95%	10,257
2012	12.453829	13.445256	7.96%	4,214
2011	12.506867	12.453829	-0.42%	4,390
2010	11.539047	12.506867	8.39%	3,752
2009*	10.000000	11.539047	15.39%	306
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.748766	17.424857	-1.82%	33,528
2014	17.091735	17.748766	3.84%	34,265
2013	14.491720	17.091735	17.94%	37,646
2012	13.080661	14.491720	10.79%	33,675
2011	13.377772	13.080661	-2.22%	34,850
2010	12.098401	13.377772	10.57%	4,244
2009*	10.000000	12.098401	20.98%	8,613

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.882880	11.759465	-1.04%	11,852
2014	11.588556	11.882880	2.54%	16,417
2013	11.200039	11.588556	3.47%	17,173
2012	10.789486	11.200039	3.81%	18,080
2011	10.620021	10.789486	1.60%	21,580
2010	10.161113	10.620021	4.52%	16,204
2009	9.437583	10.161113	7.67%	16,306
2008	10.174698	9.437583	-7.24%	14,847
2007*	10.000000	10.174698	1.75%	11,831
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.607944	12.402397	-1.63%	111,303
2014	12.144768	12.607944	3.81%	123,356
2013	10.550443	12.144768	15.11%	123,950
2012	9.646722	10.550443	9.37%	134,272
2011	9.777467	9.646722	-1.34%	140,659
2010	8.931448	9.777467	9.47%	145,365
2009	7.595631	8.931448	17.59%	120,872
2008	10.019949	7.595631	-24.19%	117,704
2007*	10.000000	10.019949	0.20%	121,690
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.517338	12.264443	-2.02%	169,962
2014	12.083239	12.517338	3.59%	188,570
2013	10.003762	12.083239	20.79%	199,522
2012	8.909817	10.003762	12.28%	205,457
2011	9.223066	8.909817	-3.40%	210,965
2010	8.281600	9.223066	11.37%	217,342
2009	6.745324	8.281600	22.78%	236,344
2008	9.961214	6.745324	-32.28%	317,020
2007*	10.000000	9.961214	-0.39%	370,156

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.436150	12.270723	-1.33%	21,334
2014	12.029802	12.436150	3.38%	21,655
2013	11.030580	12.029802	9.06%	21,997
2012	10.344518	11.030580	6.63%	30,563
2011	10.268689	10.344518	0.74%	38,008
2010	9.587384	10.268689	7.11%	34,453
2009	8.478995	9.587384	13.07%	35,013
2008	10.111960	8.478995	-16.15%	37,390
2007*	10.000000	10.111960	1.12%	33,798

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	27.021346	24.431623	-9.58%	86,531
2014	28.913505	27.021346	-6.54%	97,004
2013	23.422542	28.913505	23.44%	116,491
2012	19.923292	23.422542	17.56%	116,602
2011	21.763694	19.923292	-8.46%	126,767
2010	20.300256	21.763694	7.21%	124,205
2009	16.456297	20.300256	23.36%	135,806
2008	22.480394	16.456297	-26.80%	137,739
2007	15.813578	22.480394	42.16%	134,560
2006	13.341280	15.813578	18.53%	120,155
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.552815	19.226114	-1.67%	42,452
2014	18.424750	19.552815	6.12%	24,860
2013	15.098744	18.424750	22.03%	27,704
2012	13.697112	15.098744	10.23%	27,921
2011	13.438875	13.697112	1.92%	37,398
2010	11.632555	13.438875	15.53%	34,911
2009	10.414375	11.632555	11.70%	31,987
2008	13.362775	10.414375	-22.06%	42,080
2007	11.917884	13.362775	12.12%	33,623
2006	10.862729	11.917884	9.71%	31,841
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	13.049569	12.899245	-1.15%	57,610
2014	12.678288	13.049569	2.93%	70,766
2013	13.126160	12.678288	-3.41%	95,751
2012	12.579154	13.126160	4.35%	107,676
2011	11.882500	12.579154	5.86%	100,843
2010	11.359015	11.882500	4.61%	97,304
2009	10.744711	11.359015	5.72%	68,296
2008	10.857885	10.744711	-1.04%	89,699
2007	10.416743	10.857885	4.23%	79,002
2006	10.129070	10.416743	2.84%	55,453
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	23.531392	23.052618	-2.03%	50,944
2014	21.748530	23.531392	8.20%	49,807
2013	16.512666	21.748530	31.71%	56,868
2012	14.113674	16.512666	17.00%	63,664
2011	14.072451	14.113674	0.29%	67,556
2010	11.799400	14.072451	19.26%	65,466
2009	9.644142	11.799400	22.35%	60,477
2008	14.987496	9.644142	-35.65%	63,745
2007	13.324537	14.987496	12.48%	63,369
2006	11.545220	13.324537	15.41%	51,264

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.291527	18.639889	-3.38%	31,368
2014	17.803740	19.291527	8.36%	30,573
2013	13.923955	17.803740	27.86%	35,713
2012	12.471539	13.923955	11.65%	44,315
2011	13.263924	12.471539	-5.97%	59,402
2010	11.553792	13.263924	14.80%	55,186
2009	9.935179	11.553792	16.29%	51,299
2008	15.715453	9.935179	-36.78%	51,508
2007	13.649956	15.715453	15.13%	41,007
2006	11.936658	13.649956	14.35%	31,297
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.177109	9.352502	-23.20%	5,791
2014	13.801481	12.177109	-11.77%	9,667
2013	10.950671	13.801481	26.03%	11,140
2012	10.950257	10.950671	0.00%	11,805
2011	12.208363	10.950257	-10.31%	16,232
2010	10.147310	12.208363	20.31%	16,845
2009	7.322087	10.147310	38.58%	14,587
2008	13.782912	7.322087	-46.88%	12,195
2007	9.235115	13.782912	49.24%	6,016
2006*	10.000000	9.235115	-7.65%	1,221
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.259851	9.852629	-3.97%	4,197
2014	10.381136	10.259851	-1.17%	3,779
2013	10.342796	10.381136	0.37%	3,907
2012	9.853047	10.342796	4.97%	2,793
2011*	10.000000	9.853047	-1.47%	1,848
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.839585	18.196034	2.00%	12,066
2014	17.912615	17.839585	-0.41%	19,293
2013	15.229593	17.912615	17.62%	21,395
2012	13.077651	15.229593	16.46%	23,195
2011	14.303569	13.077651	-8.57%	24,535
2010	12.631375	14.303569	13.24%	27,918
2009	10.090715	12.631375	25.18%	31,443
2008	17.680775	10.090715	-42.93%	41,084
2007	14.777196	17.680775	19.65%	37,573
2006	12.380643	14.777196	19.36%	26,696

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.480675	8.789146	-23.44%	19,302
2014	13.382514	11.480675	-14.21%	23,590
2013	12.583906	13.382514	6.35%	26,706
2012	12.520623	12.583906	0.51%	26,964
2011	16.156723	12.520623	-22.51%	31,126
2010	13.990288	16.156723	15.49%	31,047
2009	8.167233	13.990288	71.30%	35,988
2008	21.482800	8.167233	-61.98%	33,224
2007	15.176222	21.482800	41.56%	29,545
2006	12.258287	15.176222	23.80%	22,510
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	20.319876	21.482582	5.72%	54,467
2014	18.422045	20.319876	10.30%	57,157
2013	13.684755	18.422045	34.62%	72,039
2012	12.304342	13.684755	11.22%	77,114
2011	12.213036	12.304342	0.75%	100,205
2010	10.996638	12.213036	11.06%	97,546
2009	8.772140	10.996638	25.36%	96,886
2008	13.953988	8.772140	-37.14%	103,363
2007	11.243684	13.953988	21.25%	121,997
2006	10.850570	11.243684	3.62%	115,678
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	20.403771	18.818962	-7.77%	22,555
2014	20.296403	20.403771	0.53%	24,280
2013	18.619225	20.296403	9.01%	31,081
2012	15.909003	18.619225	17.04%	38,392
2011	15.320368	15.909003	3.84%	37,188
2010	13.520896	15.320368	13.31%	40,103
2009	9.360607	13.520896	44.44%	42,651
2008	12.136822	9.360607	-22.87%	57,277
2007	11.846403	12.136822	2.45%	52,817
2006	10.890211	11.846403	8.78%	52,278
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.497180	17.099119	-2.28%	10,814
2014	17.484282	17.497180	0.07%	12,449
2013	14.188690	17.484282	23.23%	13,155
2012	12.691839	14.188690	11.79%	15,569
2011	14.939675	12.691839	-15.05%	19,350
2010	13.273297	14.939675	12.55%	22,594
2009	9.823548	13.273297	35.12%	28,065
2008	17.246904	9.823548	-43.04%	39,716
2007	15.912231	17.246904	8.39%	49,496
2006	12.443945	15.912231	27.87%	42,373

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.089049	10.039624	-0.49%	16,715
2014	10.128362	10.089049	-0.39%	20,839
2013	10.322486	10.128362	-1.88%	17,580
2012	10.122762	10.322486	1.97%	1,896
2011*	10.000000	10.122762	1.23%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.733939	19.476350	-10.39%	11,519
2014	22.421670	21.733939	-3.07%	11,330
2013	14.450535	22.421670	55.16%	11,681
2012	13.097715	14.450535	10.33%	14,293
2011	14.277886	13.097715	-8.27%	15,015
2010	10.275069	14.277886	38.96%	14,776
2009	7.371922	10.275069	39.38%	13,423
2008	14.381004	7.371922	-48.74%	17,929
2007	13.690618	14.381004	5.04%	17,972
2006	12.361492	13.690618	10.75%	26,138
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.877356	22.193504	-7.05%	24,742
2014	22.438337	23.877356	6.41%	29,095
2013	17.504752	22.438337	28.18%	35,009
2012	15.625954	17.504752	12.02%	29,187
2011	15.928539	15.625954	-1.90%	27,504
2010	12.273217	15.928539	29.78%	26,639
2009	8.482834	12.273217	44.68%	23,779
2008	13.484181	8.482834	-37.09%	31,433
2007	12.138313	13.484181	11.09%	30,105
2006	11.334146	12.138313	7.10%	15,416
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	10.026924	9.893536	-1.33%	88,752
2014	10.162101	10.026924	-1.33%	119,357
2013	10.299107	10.162101	-1.33%	193,582
2012	10.438344	10.299107	-1.33%	192,062
2011	10.578672	10.438344	-1.33%	118,932
2010	10.715375	10.578672	-1.28%	59,472
2009	10.752482	10.715375	-0.35%	59,107
2008	10.666622	10.752482	0.80%	30,263
2007	10.336265	10.666622	3.20%	14,038
2006	10.043668	10.336265	2.91%	16,374
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	14.176987	14.033008	-1.02%	216,832
2014	13.705144	14.176987	3.44%	262,137
2013	10.927935	13.705144	25.41%	406,381
2012	9.874635	10.927935	10.67%	417,150
2011	10.443113	9.874635	-5.44%	468,793
2010	9.163074	10.443113	13.97%	476,404
2009	7.532160	9.163074	21.65%	485,194
2008*	10.000000	7.532160	-24.68%	484,223

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.817531	12.701467	-0.91%	227,111
2014	12.566804	12.817531	2.00%	280,897
2013	11.101706	12.566804	13.20%	235,715
2012	10.522677	11.101706	5.50%	260,347
2011	10.586887	10.522677	-0.61%	242,720
2010	9.811625	10.586887	7.90%	217,164
2009	8.805292	9.811625	11.43%	110,130
2008*	10.000000	8.805292	-11.95%	23,447
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.964643	10.770477	-1.77%	25,625
2014	10.712931	10.964643	2.35%	0
2013*	10.000000	10.712931	7.13%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.373557	13.235039	-1.04%	1,604,575
2014	13.005562	13.373557	2.83%	1,619,869
2013	10.910468	13.005562	19.20%	1,663,914
2012	10.097707	10.910468	8.05%	1,622,516
2011	10.387197	10.097707	-2.79%	1,433,951
2010	9.348590	10.387197	11.11%	1,035,775
2009	8.034058	9.348590	16.36%	783,869
2008*	10.000000	8.034058	-19.66%	492,566
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.064577	10.838026	-2.05%	0
2014	10.794372	11.064577	2.50%	0
2013*	10.000000	10.794372	7.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	14.070080	13.888434	-1.29%	1,343,923
2014	13.633621	14.070080	3.20%	1,384,203
2013	11.161948	13.633621	22.14%	1,388,580
2012	10.210737	11.161948	9.32%	1,427,053
2011	10.672157	10.210737	-4.32%	1,371,961
2010	9.451221	10.672157	12.92%	1,058,160
2009	7.937145	9.451221	19.08%	707,435
2008*	10.000000	7.937145	-20.63%	238,012
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.764155	10.563800	-1.86%	0
2014	10.587461	10.764155	1.67%	0
2013*	10.000000	10.587461	5.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.301465	13.164973	-1.03%	444,415
2014	12.980043	13.301465	2.48%	446,547
2013	11.178249	12.980043	16.12%	452,783
2012	10.452432	11.178249	6.94%	481,621
2011	10.595319	10.452432	-1.35%	520,819
2010	9.678535	10.595319	9.47%	443,686
2009	8.522115	9.678535	13.57%	405,510
2008*	10.000000	8.522115	-14.78%	207,045
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.614470	22.342669	3.37%	10,933
2014	16.832345	21.614470	28.41%	14,861
2013	16.872012	16.832345	-0.24%	15,689
2012	14.529223	16.872012	16.12%	16,046
2011	14.025164	14.529223	3.59%	18,455
2010	11.062968	14.025164	26.78%	20,358
2009	9.071602	11.062968	21.95%	19,483
2008	14.377204	9.071602	-36.90%	17,412
2007	17.364934	14.377204	-17.21%	19,290
2006	13.530925	17.364934	28.34%	15,513
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	30.642285	29.358137	-4.19%	25,071
2014	30.183141	30.642285	1.52%	31,321
2013	19.564276	30.183141	54.28%	33,399
2012	15.514774	19.564276	26.10%	34,840
2011	16.689253	15.514774	-7.04%	38,992
2010	15.003955	16.689253	11.23%	40,710
2009	10.573646	15.003955	41.90%	42,384
2008	16.213185	10.573646	-34.78%	37,414
2007	13.215840	16.213185	22.68%	51,027
2006	12.418537	13.215840	6.42%	51,079
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.142833	18.234828	0.51%	14,682
2014	18.102554	18.142833	0.22%	21,756
2013	12.800001	18.102554	41.43%	22,429
2012	12.338361	12.800001	3.74%	28,357
2011	13.990309	12.338361	-11.81%	30,794
2010	11.006413	13.990309	27.11%	31,480
2009	8.281476	11.006413	32.90%	30,129
2008	13.802274	8.281476	-40.00%	31,575
2007	12.326127	13.802274	11.98%	33,833
2006	11.893329	12.326127	3.64%	35,087

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.605551	18.260614	-6.86%	5,320
2014	18.565597	19.605551	5.60%	8,199
2013	14.093984	18.565597	31.73%	11,123
2012	12.043252	14.093984	17.03%	14,155
2011	13.997922	12.043252	-13.96%	17,293
2010	11.224515	13.997922	24.71%	22,288
2009	8.810190	11.224515	27.40%	19,494
2008	12.090335	8.810190	-27.13%	20,373
2007	12.784737	12.090335	-5.43%	26,511
2006	11.090988	12.784737	15.27%	37,376
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	19.267940	18.263642	-5.21%	30,126
2014	17.604931	19.267940	9.45%	36,992
2013	13.186182	17.604931	33.51%	44,264
2012	11.244061	13.186182	17.27%	44,290
2011	12.297472	11.244061	-8.57%	49,933
2010	10.501151	12.297472	17.11%	49,938
2009	8.405499	10.501151	24.93%	49,964
2008	12.873949	8.405499	-34.71%	61,575
2007	12.808210	12.873949	0.51%	75,399
2006	11.107867	12.808210	15.31%	86,901
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.308004	12.020657	-2.33%	0
2014	11.883977	12.308004	3.57%	0
2013	9.467040	11.883977	25.53%	0
2012	8.280089	9.467040	14.34%	0
2011	8.736637	8.280089	-5.23%	0
2010	7.725914	8.736637	13.08%	0
2009	6.156675	7.725914	25.49%	0
2008	9.881869	6.156675	-37.70%	0
2007*	10.000000	9.881869	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.492881	15.257174	-1.52%	30,495
2014	15.016353	15.492881	3.17%	26,821
2013	13.420290	15.016353	11.89%	27,994
2012	12.437013	13.420290	7.91%	28,225
2011	12.496296	12.437013	-0.47%	25,174
2010	11.535143	12.496296	8.33%	19,037
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.697939	17.366154	-1.87%	33,583
2014	17.051415	17.697939	3.79%	35,019
2013	14.464860	17.051415	17.88%	36,472
2012	13.063036	14.464860	10.73%	15,397
2011	13.366494	13.063036	-2.27%	15,257
2010	12.094311	13.366494	10.52%	6,158
2009*	10.000000	12.094311	20.94%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.836776	11.707896	-1.09%	24,089
2014	11.549450	11.836776	2.49%	15,927
2013	11.167896	11.549450	3.42%	16,158
2012	10.763994	11.167896	3.75%	16,392
2011	10.600287	10.763994	1.54%	16,627
2010	10.147374	10.600287	4.46%	10,440
2009	9.429598	10.147374	7.61%	15,520
2008	10.171246	9.429598	-7.29%	19,249
2007*	10.000000	10.171246	1.71%	9,494
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.559037	12.348024	-1.68%	246,170
2014	12.103784	12.559037	3.76%	262,011
2013	10.520162	12.103784	15.05%	237,559
2012	9.623931	10.520162	9.31%	247,743
2011	9.759304	9.623931	-1.39%	264,443
2010	8.919375	9.759304	9.42%	286,277
2009	7.589203	8.919375	17.53%	342,939
2008	10.016553	7.589203	-24.23%	358,632
2007*	10.000000	10.016553	0.17%	220,903
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.468770	12.210665	-2.07%	425,825
2014	12.042451	12.468770	3.54%	470,066
2013	9.975037	12.042451	20.73%	498,020
2012	8.888750	9.975037	12.22%	521,593
2011	9.205917	8.888750	-3.45%	549,367
2010	8.270400	9.205917	11.31%	598,221
2009	6.739614	8.270400	22.71%	711,904
2008	9.957836	6.739614	-32.32%	779,153
2007*	10.000000	9.957836	-0.42%	664,191

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.387885	12.216911	-1.38%	72,358
2014	11.989189	12.387885	3.33%	77,760
2013	10.998914	11.989189	9.00%	81,181
2012	10.320064	10.998914	6.58%	89,747
2011	10.249588	10.320064	0.69%	93,262
2010	9.574405	10.249588	7.05%	97,134
2009	8.471818	9.574405	13.01%	109,810
2008	10.108530	8.471818	-16.19%	112,365
2007*	10.000000	10.108530	1.09%	72,102

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.873319	24.285452	-9.63%	804,059
2014	28.769706	26.873319	-6.59%	920,664
2013	23.317854	28.769706	23.38%	1,013,178
2012	19.844318	23.317854	17.50%	1,084,277
2011	21.688403	19.844318	-8.50%	1,168,514
2010	20.240277	21.688403	7.15%	1,126,595
2009	16.415989	20.240277	23.30%	1,153,484
2008	22.436723	16.415989	-26.83%	1,109,040
2007	15.790884	22.436723	42.09%	833,461
2006	13.328880	15.790884	18.47%	504,654
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.445743	19.111123	-1.72%	426,500
2014	18.333146	19.445743	6.07%	472,983
2013	15.031294	18.333146	21.97%	457,263
2012	13.642855	15.031294	10.18%	452,769
2011	13.392410	13.642855	1.87%	389,368
2010	11.598201	13.392410	15.47%	336,892
2009	10.388885	11.598201	11.64%	302,101
2008	13.336841	10.388885	-22.10%	297,369
2007	11.900831	13.336841	12.07%	218,571
2006	10.852673	11.900831	9.66%	157,831
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.978131	12.822122	-1.20%	807,036
2014	12.615279	12.978131	2.88%	902,529
2013	13.067552	12.615279	-3.46%	999,556
2012	12.529343	13.067552	4.30%	1,128,756
2011	11.841426	12.529343	5.81%	1,122,883
2010	11.325479	11.841426	4.56%	951,637
2009	10.718418	11.325479	5.66%	732,251
2008	10.836806	10.718418	-1.09%	645,482
2007	10.401822	10.836806	4.18%	435,478
2006	10.119669	10.401822	2.79%	206,258
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	23.402520	22.914749	-2.08%	488,005
2014	21.640390	23.402520	8.14%	552,470
2013	16.438892	21.640390	31.64%	575,872
2012	14.057762	16.438892	16.94%	602,355
2011	14.023793	14.057762	0.24%	598,115
2010	11.764557	14.023793	19.20%	559,546
2009	9.620542	11.764557	22.29%	528,186
2008	14.958414	9.620542	-35.68%	542,153
2007	13.305448	14.958414	12.42%	470,861
2006	11.534505	13.305448	15.35%	316,253

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.185851	18.528381	-3.43%	354,773
2014	17.715198	19.185851	8.30%	408,285
2013	13.861733	17.715198	27.80%	448,486
2012	12.422117	13.861733	11.59%	491,569
2011	13.218041	12.422117	-6.02%	530,530
2010	11.519656	13.218041	14.74%	528,381
2009	9.910852	11.519656	16.23%	523,311
2008	15.684938	9.910852	-36.81%	543,228
2007	13.630401	15.684938	15.07%	431,823
2006	11.925581	13.630401	14.30%	260,618
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.123629	9.306695	-23.24%	158,055
2014	13.747846	12.123629	-11.81%	150,889
2013	10.913655	13.747846	25.97%	147,129
2012	10.918797	10.913655	-0.05%	153,959
2011	12.179450	10.918797	-10.35%	174,361
2010	10.128417	12.179450	20.25%	192,648
2009	7.312172	10.128417	38.51%	185,813
2008	13.771261	7.312172	-46.90%	168,508
2007	9.232018	13.771261	49.17%	82,577
2006*	10.000000	9.232018	-7.68%	30,877
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.240807	9.829354	-4.02%	56,645
2014	10.367130	10.240807	-1.22%	64,079
2013	10.334073	10.367130	0.32%	54,755
2012	9.849740	10.334073	4.92%	69,319
2011*	10.000000	9.849740	-1.50%	11,434
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.741865	18.087185	1.95%	172,383
2014	17.823535	17.741865	-0.46%	214,848
2013	15.161535	17.823535	17.56%	234,392
2012	13.025824	15.161535	16.40%	258,361
2011	14.254102	13.025824	-8.62%	271,355
2010	12.594056	14.254102	13.18%	274,714
2009	10.066010	12.594056	25.11%	274,069
2008	17.646467	10.066010	-42.96%	259,650
2007	14.756045	17.646467	19.59%	202,554
2006	12.369159	14.756045	19.30%	100,676

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.424981	8.742070	-23.48%	321,777
2014	13.324367	11.424981	-14.25%	338,895
2013	12.535592	13.324367	6.29%	374,195
2012	12.478898	12.535592	0.45%	412,404
2011	16.111040	12.478898	-22.54%	450,543
2010	13.957798	16.111040	15.43%	488,306
2009	8.152394	13.957798	71.21%	496,111
2008	21.454694	8.152394	-62.00%	451,586
2007	15.164090	21.454694	41.48%	325,709
2006	12.254682	15.164090	23.74%	178,928
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	20.208553	21.354053	5.67%	452,046
2014	18.330421	20.208553	10.25%	497,264
2013	13.623583	18.330421	34.55%	515,913
2012	12.255566	13.623583	11.16%	566,248
2011	12.170781	12.255566	0.70%	601,000
2010	10.964147	12.170781	11.01%	599,829
2009	8.750654	10.964147	25.30%	587,281
2008	13.926885	8.750654	-37.17%	591,230
2007	11.227570	13.926885	21.19%	516,573
2006	10.840502	11.227570	3.57%	386,809
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	20.292063	18.706446	-7.81%	503,498
2014	20.195516	20.292063	0.48%	573,787
2013	18.536068	20.195516	8.95%	619,553
2012	15.846009	18.536068	16.98%	684,149
2011	15.267425	15.846009	3.79%	617,094
2010	13.480992	15.267425	13.25%	584,925
2009	9.337707	13.480992	44.37%	516,835
2008	12.113275	9.337707	-22.91%	386,841
2007	11.829451	12.113275	2.40%	326,759
2006	10.880121	11.829451	8.73%	205,858
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.401339	16.996851	-2.32%	206,462
2014	17.397337	17.401339	0.02%	209,691
2013	14.125283	17.397337	23.16%	218,998
2012	12.641535	14.125283	11.74%	230,696
2011	14.888004	12.641535	-15.09%	256,059
2010	13.234089	14.888004	12.50%	257,667
2009	9.799489	13.234089	35.05%	241,436
2008	17.213417	9.799489	-43.07%	238,111
2007	15.889443	17.213417	8.33%	218,742
2006	12.432400	15.889443	27.81%	137,078

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.070303	10.015885	-0.54%	61,073
2014	10.114675	10.070303	-0.44%	65,904
2013	10.313766	10.114675	-1.93%	74,886
2012	10.119360	10.313766	1.92%	46,277
2011*	10.000000	10.119360	1.19%	26,527
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.614943	19.359892	-10.43%	72,349
2014	22.310223	21.614943	-3.12%	84,521
2013	14.385983	22.310223	55.08%	101,964
2012	13.045821	14.385983	10.27%	85,008
2011	14.228528	13.045821	-8.31%	90,864
2010	10.244723	14.228528	38.89%	92,051
2009	7.353860	10.244723	39.31%	83,220
2008	14.353074	7.353860	-48.76%	77,061
2007	13.671005	14.353074	4.99%	87,943
2006	12.350031	13.671005	10.70%	72,266
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.761658	22.074757	-7.10%	197,143
2014	22.340925	23.761658	6.36%	220,433
2013	17.437595	22.340925	28.12%	241,204
2012	15.573917	17.437595	11.97%	247,318
2011	15.883535	15.573917	-1.95%	257,421
2010	12.244733	15.883535	29.72%	252,271
2009	8.467438	12.244733	44.61%	219,074
2008	13.466549	8.467438	-37.12%	220,117
2007	12.128625	13.466549	11.03%	182,602
2006	11.330819	12.128625	7.04%	88,470
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.971159	9.833524	-1.38%	383,644
2014	10.110714	9.971159	-1.38%	507,159
2013	10.252220	10.110714	-1.38%	448,473
2012	10.396105	10.252220	-1.38%	455,014
2011	10.541197	10.396105	-1.38%	506,259
2010	10.682830	10.541197	-1.33%	277,644
2009	10.725261	10.682830	-0.40%	248,753
2008	10.645014	10.725261	0.75%	268,921
2007	10.320585	10.645014	3.14%	132,554
2006	10.033503	10.320585	2.86%	137,842
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	14.127966	13.977386	-1.07%	245,842
2014	13.664683	14.127966	3.39%	239,226
2013	10.901188	13.664683	25.35%	296,425
2012	9.855471	10.901188	10.61%	383,341
2011	10.428120	9.855471	-5.49%	413,406
2010	9.154551	10.428120	13.91%	406,171
2009	7.528964	9.154551	21.59%	405,192
2008*	10.000000	7.528964	-24.71%	426,446

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.773212	12.651135	-0.96%	879,287
2014	12.529701	12.773212	1.94%	968,601
2013	11.074540	12.529701	13.14%	993,522
2012	10.502260	11.074540	5.45%	1,112,959
2011	10.571683	10.502260	-0.66%	1,159,900
2010	9.802497	10.571683	7.85%	972,953
2009	8.801558	9.802497	11.37%	595,218
2008*	10.000000	8.801558	-11.98%	126,429
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.956937	10.757440	-1.82%	23,043
2014	10.710833	10.956937	2.30%	0
2013*	10.000000	10.710833	7.11%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.327293	13.182568	-1.09%	5,201,728
2014	12.967147	13.327293	2.78%	5,429,558
2013	10.883752	12.967147	19.14%	5,558,107
2012	10.078101	10.883752	7.99%	5,615,000
2011	10.372265	10.078101	-2.84%	5,310,842
2010	9.339885	10.372265	11.05%	4,130,068
2009	8.030649	9.339885	16.30%	2,617,328
2008*	10.000000	8.030649	-19.69%	950,453
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.056810	10.824933	-2.10%	14,290
2014	10.792265	11.056810	2.45%	14,290
2013*	10.000000	10.792265	7.92%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	14.021405	13.833372	-1.34%	7,408,752
2014	13.593356	14.021405	3.15%	7,660,380
2013	11.134620	13.593356	22.08%	8,025,184
2012	10.190924	11.134620	9.26%	8,068,537
2011	10.656841	10.190924	-4.37%	7,900,474
2010	9.442433	10.656841	12.86%	5,542,683
2009	7.933778	9.442433	19.02%	3,328,031
2008*	10.000000	7.933778	-20.66%	1,694,835
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.756587	10.551015	-1.91%	0
2014	10.585386	10.756587	1.62%	0
2013*	10.000000	10.585386	5.85%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.255432	13.112770	-1.08%	1,419,713
2014	12.941673	13.255432	2.42%	1,535,087
2013	11.150865	12.941673	16.06%	1,473,056
2012	10.432129	11.150865	6.89%	1,547,875
2011	10.580091	10.432129	-1.40%	1,547,160
2010	9.669522	10.580091	9.42%	1,250,017
2009	8.518493	9.669522	13.51%	828,169
2008*	10.000000	8.518493	-14.82%	309,417
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.500706	22.213811	3.32%	102,609
2014	16.752237	21.500706	28.35%	127,833
2013	16.800233	16.752237	-0.29%	143,335
2012	14.474764	16.800233	16.07%	149,424
2011	13.979662	14.474764	3.54%	163,296
2010	11.032647	13.979662	26.71%	159,608
2009	9.051323	11.032647	21.89%	177,918
2008	14.352365	9.051323	-36.93%	178,537
2007	17.343772	14.352365	-17.25%	170,008
2006	13.521259	17.343772	28.27%	125,380
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	30.474481	29.182558	-4.24%	352,832
2014	30.033078	30.474481	1.47%	389,383
2013	19.476867	30.033078	54.20%	438,215
2012	15.453305	19.476867	26.04%	466,357
2011	16.631552	15.453305	-7.08%	544,358
2010	14.959658	16.631552	11.18%	541,768
2009	10.547769	14.959658	41.83%	509,581
2008	16.181716	10.547769	-34.82%	487,796
2007	13.196907	16.181716	22.62%	387,325
2006	12.407020	13.196907	6.37%	259,797
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	18.043429	18.125726	0.46%	205,881
2014	18.012516	18.043429	0.17%	238,244
2013	12.742790	18.012516	41.35%	265,175
2012	12.289453	12.742790	3.69%	279,960
2011	13.941905	12.289453	-11.85%	254,918
2010	10.973892	13.941905	27.05%	241,819
2009	8.261190	10.973892	32.84%	224,902
2008	13.775474	8.261190	-40.03%	211,476
2007	12.308468	13.775474	11.92%	202,507
2006	11.882298	12.308468	3.59%	133,723

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.498190	18.151395	-6.91%	109,392
2014	18.473298	19.498190	5.55%	117,219
2013	14.031015	18.473298	31.66%	138,017
2012	11.995535	14.031015	16.97%	145,854
2011	13.949526	11.995535	-14.01%	155,303
2010	11.191372	13.949526	24.65%	164,722
2009	8.788635	11.191372	27.34%	164,842
2008	12.066896	8.788635	-27.17%	173,389
2007	12.766450	12.066896	-5.48%	151,973
2006	11.080717	12.766450	15.21%	117,790
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	19.162387	18.154385	-5.26%	229,263
2014	17.517362	19.162387	9.39%	264,316
2013	13.127247	17.517362	33.44%	271,070
2012	11.199499	13.127247	17.21%	298,456
2011	12.254942	11.199499	-8.61%	326,513
2010	10.470142	12.254942	17.05%	328,540
2009	8.384927	10.470142	24.87%	319,493
2008	12.848961	8.384927	-34.74%	351,323
2007	12.789868	12.848961	0.46%	331,314
2006	11.097565	12.789868	15.25%	244,836
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.260240	11.967932	-2.38%	0
2014	11.843863	12.260240	3.52%	0
2013	9.439861	11.843863	25.47%	0
2012	8.260516	9.439861	14.28%	507
2011	8.720405	8.260516	-5.27%	0
2010	7.715462	8.720405	13.03%	0
2009	6.151469	7.715462	25.42%	0
2008	9.878533	6.151469	-37.73%	0
2007*	10.000000	9.878533	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.448431	15.205699	-1.57%	20,666
2014	14.980860	15.448431	3.12%	20,051
2013	13.395360	14.980860	11.84%	23,069
2012	12.420224	13.395360	7.85%	22,842
2011	12.485749	12.420224	-0.52%	28,363
2010	11.531239	12.485749	8.28%	17,928
2009*	10.000000	11.531239	15.31%	14,734
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.647147	17.307540	-1.92%	290,549
2014	17.011103	17.647147	3.74%	265,767
2013	14.437980	17.011103	17.82%	257,502
2012	13.045391	14.437980	10.67%	195,664
2011	13.355194	13.045391	-2.32%	144,874
2010	12.090220	13.355194	10.46%	61,709
2009*	10.000000	12.090220	20.90%	22,732

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.790854	11.656558	-1.14%	33,836
2014	11.510473	11.790854	2.44%	35,603
2013	11.135853	11.510473	3.36%	36,997
2012	10.738568	11.135853	3.70%	76,739
2011	10.580588	10.738568	1.49%	72,126
2010	10.133653	10.580588	4.41%	13,390
2009	9.421625	10.133653	7.56%	12,015
2008	10.167804	9.421625	-7.34%	38,694
2007*	10.000000	10.167804	1.68%	12,262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.775041	10.203997	-5.30%	27,863
2014	10.741803	10.775041	0.31%	28,139
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.510303	12.293874	-1.73%	535,304
2014	12.062942	12.510303	3.71%	600,616
2013	10.489983	12.062942	14.99%	577,053
2012	9.601196	10.489983	9.26%	531,784
2011	9.741172	9.601196	-1.44%	557,754
2010	8.907310	9.741172	9.36%	561,114
2009	7.582777	8.907310	17.47%	481,874
2008	10.013153	7.582777	-24.27%	355,474
2007*	10.000000	10.013153	0.13%	357,778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.420412	12.157144	-2.12%	600,755
2014	12.001828	12.420412	3.49%	691,811
2013	9.946428	12.001828	20.66%	686,426
2012	8.867759	9.946428	12.16%	745,707
2011	9.188822	8.867759	-3.49%	823,601
2010	8.259207	9.188822	11.26%	886,313
2009	6.733908	8.259207	22.65%	897,829
2008	9.954464	6.733908	-32.35%	1,047,393
2007*	10.000000	9.954464	-0.46%	950,772

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.339855	12.163369	-1.43%	88,984
2014	11.948756	12.339855	3.27%	100,201
2013	10.967378	11.948756	8.95%	113,791
2012	10.295704	10.967378	6.52%	123,883
2011	10.230571	10.295704	0.64%	143,680
2010	9.561484	10.230571	7.00%	128,852
2009	8.464662	9.561484	12.96%	130,207
2008	10.105112	8.464662	-16.23%	110,503
2007*	10.000000	10.105112	1.05%	117,039

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	30.058875	27.136680	-9.72%	327,166
2014	32.212757	30.058875	-6.69%	392,656
2013	26.134935	32.212757	23.26%	451,395
2012	22.264390	26.134935	17.38%	507,879
2011	24.358030	22.264390	-8.60%	559,215
2010	22.754698	24.358030	7.05%	593,410
2009	18.474043	22.754698	23.17%	589,288
2008	25.275261	18.474043	-26.91%	615,796
2007	17.806770	25.275261	41.94%	542,911
2006	15.045664	17.806770	18.35%	384,601
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	23.235506	22.812526	-1.82%	148,202
2014	21.928322	23.235506	5.96%	163,258
2013	17.997212	21.928322	21.84%	171,604
2012	16.351422	17.997212	10.07%	174,990
2011	16.067514	16.351422	1.77%	178,041
2010	13.929041	16.067514	15.35%	179,872
2009	12.489356	13.929041	11.53%	177,649
2008	16.049636	12.489356	-22.18%	203,623
2007	14.336133	16.049636	11.95%	180,619
2006	13.086714	14.336133	9.55%	137,821
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	13.545666	13.369259	-1.30%	364,735
2014	13.180303	13.545666	2.77%	386,301
2013	13.666699	13.180303	-3.56%	417,324
2012	13.117163	13.666699	4.19%	529,282
2011	12.409519	13.117163	5.70%	514,179
2010	11.880864	12.409519	4.45%	457,109
2009	11.255442	11.880864	5.56%	397,402
2008	11.391303	11.255442	-1.19%	367,732
2007	10.945209	11.391303	4.08%	285,395
2006	10.659089	10.945209	2.68%	146,988
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	27.100586	26.508820	-2.18%	257,828
2014	25.085443	27.100586	8.03%	272,402
2013	19.075230	25.085443	31.51%	284,751
2012	16.328830	19.075230	16.82%	284,551
2011	16.305886	16.328830	0.14%	295,070
2010	13.692870	16.305886	19.08%	275,442
2009	11.208799	13.692870	22.16%	264,159
2008	17.445641	11.208799	-35.75%	287,794
2007	15.533665	17.445641	12.31%	296,229
2006	13.479782	15.533665	15.24%	216,205

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	19.193438	18.516900	-3.52%	212,530
2014	17.740200	19.193438	8.19%	239,326
2013	13.895373	17.740200	27.67%	246,763
2012	12.464939	13.895373	11.48%	243,920
2011	13.277054	12.464939	-6.12%	283,744
2010	11.582815	13.277054	14.63%	297,148
2009	9.975304	11.582815	16.11%	293,421
2008	15.802997	9.975304	-36.88%	330,815
2007	13.746999	15.802997	14.96%	305,792
2006	12.039763	13.746999	14.18%	191,189
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	12.017428	9.215791	-23.31%	80,378
2014	13.641281	12.017428	-11.90%	78,555
2013	10.840037	13.641281	25.84%	77,725
2012	10.856184	10.840037	-0.15%	87,893
2011	12.121889	10.856184	-10.44%	101,293
2010	10.090761	12.121889	20.13%	101,726
2009	7.292379	10.090761	38.37%	100,063
2008	13.747959	7.292379	-46.96%	96,287
2007	9.225789	13.747959	49.02%	60,571
2006*	10.000000	9.225789	-7.74%	14,677
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.202796	9.782928	-4.12%	59,133
2014	10.339128	10.202796	-1.32%	55,012
2013	10.316621	10.339128	0.22%	35,370
2012	9.843111	10.316621	4.81%	22,522
2011*	10.000000	9.843111	-1.57%	8,032
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	21.939292	22.343625	1.84%	79,091
2014	22.062674	21.939292	-0.56%	101,383
2013	18.786588	22.062674	17.44%	112,747
2012	16.156663	18.786588	16.28%	126,101
2011	17.698105	16.156663	-8.71%	146,572
2010	15.652821	17.698105	13.07%	161,184
2009	12.523471	15.652821	24.99%	158,559
2008	21.976936	12.523471	-43.02%	145,928
2007	18.395940	21.976936	19.47%	146,420
2006	15.435888	18.395940	19.18%	102,015

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.314338	8.648612	-23.56%	151,337
2014	13.208740	11.314338	-14.34%	171,175
2013	12.439432	13.208740	6.18%	196,792
2012	12.395779	12.439432	0.35%	226,518
2011	16.019968	12.395779	-22.62%	258,581
2010	13.892971	16.019968	15.31%	277,360
2009	8.122768	13.892971	71.04%	292,930
2008	21.398539	8.122768	-62.04%	265,224
2007	15.139843	21.398539	41.34%	251,357
2006	12.247478	15.139843	23.62%	156,635
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	24.652235	26.023191	5.56%	214,844
2014	22.383816	24.652235	10.13%	234,623
2013	16.653049	22.383816	34.41%	251,061
2012	14.996060	16.653049	11.05%	277,461
2011	14.907401	14.996060	0.59%	309,510
2010	13.443070	14.907401	10.89%	305,066
2009	10.740006	13.443070	25.17%	299,337
2008	17.110386	10.740006	-37.23%	331,260
2007	13.808103	17.110386	21.07%	333,039
2006	13.345578	13.808103	3.47%	312,227
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	24.404668	22.474859	-7.91%	235,806
2014	24.313202	24.404668	0.38%	259,169
2013	22.338044	24.313202	8.84%	270,475
2012	19.115645	22.338044	16.86%	280,326
2011	18.436314	19.115645	3.68%	259,945
2010	16.295613	18.436314	13.14%	279,290
2009	11.298712	16.295613	44.23%	244,079
2008	14.672054	11.298712	-22.99%	224,447
2007	14.342898	14.672054	2.29%	214,892
2006	13.205219	14.342898	8.62%	141,176
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	19.868603	19.387063	-2.42%	85,532
2014	19.884205	19.868603	-0.08%	91,336
2013	16.160805	19.884205	23.04%	95,786
2012	14.477968	16.160805	11.62%	103,197
2011	17.068079	14.477968	-15.18%	122,860
2010	15.187352	17.068079	12.38%	127,539
2009	11.257249	15.187352	34.91%	144,774
2008	19.794184	11.257249	-43.13%	149,154
2007	18.290336	19.794184	8.22%	162,732
2006	14.325420	18.290336	27.68%	110,592

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.032926	9.968602	-0.64%	41,603
2014	10.087359	10.032926	-0.54%	56,667
2013	10.296350	10.087359	-2.03%	62,088
2012	10.112554	10.296350	1.82%	58,028
2011*	10.000000	10.112554	1.13%	10,202
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	22.486606	20.120171	-10.52%	36,709
2014	23.233522	22.486606	-3.21%	44,887
2013	14.996531	23.233522	54.93%	52,797
2012	13.613343	14.996531	10.16%	50,342
2011	14.862557	13.613343	-8.41%	63,475
2010	10.712081	14.862557	38.75%	63,238
2009	7.697150	10.712081	39.17%	55,457
2008	15.038419	7.697150	-48.82%	55,177
2007	14.338411	15.038419	4.88%	64,729
2006	12.966064	14.338411	10.58%	65,955
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.531700	21.838948	-7.19%	138,118
2014	22.147186	23.531700	6.25%	137,730
2013	17.303914	22.147186	27.99%	139,109
2012	15.470246	17.303914	11.85%	138,765
2011	15.793798	15.470246	-2.05%	160,808
2010	12.187896	15.793798	29.59%	147,296
2009	8.436686	12.187896	44.46%	126,466
2008	13.431292	8.436686	-37.19%	117,582
2007	12.109217	13.431292	10.92%	105,841
2006	11.324149	12.109217	6.93%	57,109
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.746528	9.602245	-1.48%	148,349
2014	9.892967	9.746528	-1.48%	173,957
2013	10.041615	9.892967	-1.48%	143,292
2012	10.192915	10.041615	-1.48%	218,927
2011	10.345637	10.192915	-1.48%	252,935
2010	10.495288	10.345637	-1.43%	122,318
2009	10.547671	10.495288	-0.50%	65,419
2008	10.479382	10.547671	0.65%	193,052
2007	10.170370	10.479382	3.04%	54,988
2006	9.897476	10.170370	2.76%	54,706
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	14.030275	13.866653	-1.17%	217,043
2014	13.583967	14.030275	3.29%	241,711
2013	10.847792	13.583967	25.22%	242,941
2012	9.817179	10.847792	10.50%	261,650
2011	10.398137	9.817179	-5.59%	264,318
2010	9.137492	10.398137	13.80%	263,110
2009	7.522560	9.137492	21.47%	243,352
2008*	10.000000	7.522560	-24.77%	237,592

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.684890	12.550907	-1.06%	268,282
2014	12.455703	12.684890	1.84%	267,461
2013	11.020322	12.455703	13.02%	275,400
2012	10.461482	11.020322	5.34%	316,090
2011	10.541299	10.461482	-0.76%	254,954
2010	9.784243	10.541299	7.74%	262,432
2009	8.794086	9.784243	11.26%	192,285
2008*	10.000000	8.794086	-12.06%	92,124
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.941536	10.731438	-1.92%	0
2014	10.706638	10.941536	2.19%	0
2013*	10.000000	10.706638	7.07%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.235183	13.078180	-1.19%	1,130,155
2014	12.890601	13.235183	2.67%	1,232,458
2013	10.830478	12.890601	19.02%	1,312,403
2012	10.038977	10.830478	7.88%	1,300,917
2011	10.342470	10.038977	-2.93%	1,064,441
2010	9.322498	10.342470	10.94%	779,200
2009	8.023825	9.322498	16.19%	543,807
2008*	10.000000	8.023825	-19.76%	360,966
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.041261	10.798742	-2.20%	0
2014	10.788033	11.041261	2.35%	0
2013*	10.000000	10.788033	7.88%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.924490	13.723818	-1.44%	2,017,763
2014	13.513100	13.924490	3.04%	2,086,926
2013	11.080111	13.513100	21.96%	2,122,313
2012	10.151340	11.080111	9.15%	2,078,238
2011	10.626202	10.151340	-4.47%	1,956,505
2010	9.424839	10.626202	12.75%	1,301,638
2009	7.927036	9.424839	18.89%	1,041,984
2008*	10.000000	7.927036	-20.73%	434,705
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.741475	10.525505	-2.01%	0
2014	10.581242	10.741475	1.51%	0
2013*	10.000000	10.581242	5.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.163822	13.008937	-1.18%	435,030
2014	12.865293	13.163822	2.32%	448,639
2013	11.096291	12.865293	15.94%	460,252
2012	10.391639	11.096291	6.78%	462,831
2011	10.549700	10.391639	-1.50%	476,816
2010	9.651528	10.549700	9.31%	408,404
2009	8.511263	9.651528	13.40%	334,832
2008*	10.000000	8.511263	-14.89%	189,531
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.274697	21.958015	3.21%	63,412
2014	16.592943	21.274697	28.22%	74,449
2013	16.657383	16.592943	-0.39%	86,308
2012	14.366281	16.657383	15.95%	104,710
2011	13.888934	14.366281	3.44%	110,830
2010	10.972156	13.888934	26.58%	122,002
2009	9.010845	10.972156	21.77%	119,523
2008	14.302763	9.010845	-37.00%	151,465
2007	17.301487	14.302763	-17.33%	165,422
2006	13.501937	17.301487	28.14%	139,421
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	41.332691	39.540301	-4.34%	139,146
2014	40.775381	41.332691	1.37%	152,189
2013	26.470207	40.775381	54.04%	170,132
2012	21.023303	26.470207	25.91%	186,037
2011	22.649175	21.023303	-7.18%	201,568
2010	20.393015	22.649175	11.06%	210,124
2009	14.393314	20.393015	41.68%	217,463
2008	22.103782	14.393314	-34.88%	211,431
2007	18.045012	22.103782	22.49%	218,382
2006	16.982126	18.045012	6.26%	180,795
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	26.137932	26.230516	0.35%	79,457
2014	26.119653	26.137932	0.07%	91,241
2013	18.496846	26.119653	41.21%	103,419
2012	17.856971	18.496846	3.58%	104,827
2011	20.278583	17.856971	-11.94%	114,763
2010	15.977772	20.278583	26.92%	123,145
2009	12.040342	15.977772	32.70%	114,543
2008	20.097625	12.040342	-40.09%	112,979
2007	17.975680	20.097625	11.80%	123,083
2006	17.370865	17.975680	3.48%	110,991

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	21.894108	20.361144	-7.00%	41,283
2014	20.764343	21.894108	5.44%	50,083
2013	15.787123	20.764343	31.53%	55,766
2012	13.510616	15.787123	16.85%	62,973
2011	15.727345	13.510616	-14.09%	79,625
2010	12.630464	15.727345	24.52%	94,030
2009	9.928826	12.630464	27.21%	97,051
2008	13.646252	9.928826	-27.24%	109,430
2007	14.452122	13.646252	-5.58%	118,644
2006	12.556513	14.452122	15.10%	111,150
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	25.069503	23.726668	-5.36%	125,735
2014	22.940644	25.069503	9.28%	146,880
2013	17.208804	22.940644	33.31%	146,869
2012	14.696610	17.208804	17.09%	155,845
2011	16.097926	14.696610	-8.70%	166,703
2010	13.767362	16.097926	16.93%	169,701
2009	11.036676	13.767362	24.74%	158,773
2008	16.929690	11.036676	-34.81%	172,200
2007	16.869028	16.929690	0.36%	191,183
2006	14.651796	16.869028	15.13%	167,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.165216	11.863128	-2.48%	623
2014	11.763996	12.165216	3.41%	249
2013	9.385708	11.763996	25.34%	249
2012	8.221477	9.385708	14.16%	153
2011	8.687982	8.221477	-5.37%	153
2010	7.694577	8.687982	12.91%	154
2009	6.141041	7.694577	25.30%	155
2008	9.871824	6.141041	-37.79%	155
2007*	10.000000	9.871824	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.359866	15.103185	-1.67%	23,584
2014	14.910100	15.359866	3.02%	23,841
2013	13.345609	14.910100	11.72%	24,020
2012	12.386680	13.345609	7.74%	23,857
2011	12.464635	12.386680	-0.63%	8,246
2010	11.523426	12.464635	8.17%	8,318
2009*	10.000000	11.523426	15.23%	3,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.546007	17.190894	-2.02%	17,184
2014	16.930775	17.546007	3.63%	17,379
2013	14.384375	16.930775	17.70%	17,617
2012	13.010184	14.384375	10.56%	17,895
2011	13.332645	13.010184	-2.42%	14,223
2010	12.082047	13.332645	10.35%	6,749
2009*	10.000000	12.082047	20.82%	5,124

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.699473	11.554496	-1.24%	16,105
2014	11.432862	11.699473	2.33%	24,202
2013	11.071993	11.432862	3.26%	26,044
2012	10.687848	11.071993	3.59%	12,335
2011	10.541287	10.687848	1.39%	13,009
2010	10.106257	10.541287	4.30%	8,415
2009	9.405694	10.106257	7.45%	8,412
2008	10.160913	9.405694	-7.43%	3,445
2007*	10.000000	10.160913	1.61%	5,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.413348	12.186221	-1.83%	121,482
2014	11.981599	12.413348	3.60%	160,863
2013	10.429821	11.981599	14.88%	140,558
2012	9.555847	10.429821	9.15%	159,484
2011	9.704976	9.555847	-1.54%	160,003
2010	8.883220	9.704976	9.25%	178,809
2009	7.569944	8.883220	17.35%	179,117
2008	10.006367	7.569944	-24.35%	186,448
2007*	10.000000	10.006367	0.06%	206,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.324131	12.050677	-2.22%	298,130
2014	11.920884	12.324131	3.38%	338,302
2013	9.889371	11.920884	20.54%	324,340
2012	8.825856	9.889371	12.05%	343,591
2011	9.154678	8.825856	-3.59%	369,896
2010	8.236870	9.154678	11.14%	386,829
2009	6.722513	8.236870	22.53%	457,624
2008	9.947717	6.722513	-32.42%	488,626
2007*	10.000000	9.947717	-0.52%	467,129

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.244177	12.056834	-1.53%	28,871
2014	11.868151	12.244177	3.17%	34,737
2013	10.904456	11.868151	8.84%	31,614
2012	10.247049	10.904456	6.42%	36,864
2011	10.192533	10.247049	0.53%	24,049
2010	9.535596	10.192533	6.89%	34,430
2009	8.450318	9.535596	12.84%	40,769
2008	10.098252	8.450318	-16.32%	34,691
2007*	10.000000	10.098252	0.98%	29,024

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.433897	23.851990	-9.77%	234,160
2014	28.342424	26.433897	-6.73%	256,149
2013	23.006518	28.342424	23.19%	303,861
2012	19.609258	23.006518	17.32%	351,299
2011	21.464104	19.609258	-8.64%	352,256
2010	20.061438	21.464104	6.99%	349,216
2009	16.295699	20.061438	23.11%	294,383
2008	22.306283	16.295699	-26.95%	234,545
2007	15.723092	22.306283	41.87%	189,689
2006	13.291807	15.723092	18.29%	122,073
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.127654	18.769920	-1.87%	98,680
2014	18.060734	19.127654	5.91%	111,758
2013	14.830504	18.060734	21.78%	126,110
2012	13.481162	14.830504	10.01%	122,231
2011	13.253800	13.481162	1.72%	113,405
2010	11.495638	13.253800	15.29%	92,200
2009	10.312698	11.495638	11.47%	60,287
2008	13.259227	10.312698	-22.22%	52,640
2007	11.849683	13.259227	11.90%	53,374
2006	10.822453	11.849683	9.49%	45,623
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.765907	12.593257	-1.35%	213,516
2014	12.427899	12.765907	2.72%	233,925
2013	12.893064	12.427899	-3.61%	247,053
2012	12.380937	12.893064	4.14%	332,211
2011	11.718943	12.380937	5.65%	304,191
2010	11.225400	11.718943	4.40%	227,792
2009	10.639881	11.225400	5.50%	149,033
2008	10.773771	10.639881	-1.24%	100,435
2007	10.357146	10.773771	4.02%	75,746
2006	10.091515	10.357146	2.63%	54,783
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	23.019716	22.505629	-2.23%	125,421
2014	21.318833	23.019716	7.98%	133,731
2013	16.219284	21.318833	31.44%	167,947
2012	13.891147	16.219284	16.76%	153,769
2011	13.878654	13.891147	0.09%	151,638
2010	11.660518	13.878654	19.02%	111,319
2009	9.549989	11.660518	22.10%	93,176
2008	14.871399	9.549989	-35.78%	76,763
2007	13.248312	14.871399	12.25%	75,063
2006	11.502428	13.248312	15.18%	53,276

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.872020	18.197575	-3.57%	72,972
2014	17.451971	18.872020	8.14%	81,794
2013	13.676551	17.451971	27.61%	90,350
2012	12.274887	13.676551	11.42%	129,021
2011	13.081254	12.274887	-6.16%	141,301
2010	11.417794	13.081254	14.57%	153,997
2009	9.838189	11.417794	16.06%	125,920
2008	15.593713	9.838189	-36.91%	92,029
2007	13.571877	15.593713	14.90%	102,186
2006	11.892408	13.571877	14.12%	72,996
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.964611	9.170620	-23.35%	71,048
2014	13.588234	11.964611	-11.95%	69,118
2013	10.803363	13.588234	25.78%	75,081
2012	10.824965	10.803363	-0.20%	61,662
2011	12.093154	10.824965	-10.49%	69,620
2010	10.071963	12.093154	20.07%	85,434
2009	7.282488	10.071963	38.30%	75,726
2008	13.736314	7.282488	-46.98%	58,259
2007	9.222681	13.736314	48.94%	23,585
2006*	10.000000	9.222681	-7.77%	7,544
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.183830	9.759788	-4.16%	25,707
2014	10.325141	10.183830	-1.37%	31,204
2013	10.307905	10.325141	0.17%	49,906
2012	9.839798	10.307905	4.76%	27,171
2011*	10.000000	9.839798	-1.60%	31,421
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.451646	17.764254	1.79%	40,831
2014	17.558693	17.451646	-0.61%	44,692
2013	14.958996	17.558693	17.38%	71,849
2012	12.871437	14.958996	16.22%	69,273
2011	14.106597	12.871437	-8.76%	72,128
2010	12.482690	14.106597	13.01%	64,851
2009	9.992192	12.482690	24.92%	51,598
2008	17.543823	9.992192	-43.04%	47,152
2007	14.692667	17.543823	19.41%	41,278
2006	12.334743	14.692667	19.12%	23,801

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.259404	8.602237	-23.60%	81,136
2014	13.151303	11.259404	-14.39%	75,803
2013	12.391620	13.151303	6.13%	86,812
2012	12.354431	12.391620	0.30%	101,034
2011	15.974616	12.354431	-22.66%	97,865
2010	13.860664	15.974616	15.25%	106,146
2009	8.108001	13.860664	70.95%	104,558
2008	21.370513	8.108001	-62.06%	74,095
2007	15.127723	21.370513	41.27%	47,015
2006	12.243870	15.127723	23.55%	29,530
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.878026	20.972835	5.51%	94,753
2014	18.058082	19.878026	10.08%	103,200
2013	13.441612	18.058082	34.34%	113,630
2012	12.110323	13.441612	10.99%	136,522
2011	12.044824	12.110323	0.54%	110,351
2010	10.867194	12.044824	10.84%	81,857
2009	8.686482	10.867194	25.10%	58,457
2008	13.845865	8.686482	-37.26%	41,042
2007	11.179337	13.845865	21.01%	49,515
2006	10.810334	11.179337	3.41%	48,327
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.960250	18.372556	-7.95%	185,462
2014	19.895541	19.960250	0.33%	199,135
2013	18.288539	19.895541	8.79%	214,105
2012	15.658270	18.288539	16.80%	210,412
2011	15.109456	15.658270	3.63%	185,799
2010	13.361826	15.109456	13.08%	142,878
2009	9.269249	13.361826	44.15%	83,025
2008	12.042796	9.269249	-23.03%	52,777
2007	11.778637	12.042796	2.24%	70,575
2006	10.849842	11.778637	8.56%	60,047
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.116676	16.693349	-2.47%	61,890
2014	17.138817	17.116676	-0.13%	69,172
2013	13.936569	17.138817	22.98%	73,235
2012	12.491691	13.936569	11.57%	109,000
2011	14.733927	12.491691	-15.22%	99,392
2010	13.117042	14.733927	12.33%	88,780
2009	9.727637	13.117042	34.84%	71,352
2008	17.113300	9.727637	-43.16%	43,578
2007	15.821211	17.113300	8.17%	46,229
2006	12.397816	15.821211	27.61%	31,101

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	10.014251	9.944984	-0.69%	70,867
2014	10.073701	10.014251	-0.59%	77,347
2013	10.287642	10.073701	-2.08%	44,788
2012	10.109149	10.287642	1.77%	35,838
2011*	10.000000	10.109149	1.09%	45,872
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.261264	19.014121	-10.57%	30,835
2014	21.978640	21.261264	-3.26%	31,910
2013	14.193732	21.978640	54.85%	33,489
2012	12.891142	14.193732	10.10%	39,169
2011	14.081223	12.891142	-8.45%	32,114
2010	10.154083	14.081223	38.68%	20,162
2009	7.299908	10.154083	39.10%	20,681
2008	14.269552	7.299908	-48.84%	18,077
2007	13.612277	14.269552	4.83%	16,728
2006	12.315672	13.612277	10.53%	10,573
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.417464	21.721890	-7.24%	64,606
2014	22.050877	23.417464	6.20%	62,149
2013	17.237411	22.050877	27.92%	69,596
2012	15.418643	17.237411	11.80%	68,404
2011	15.749092	15.418643	-2.10%	56,550
2010	12.159572	15.749092	29.52%	41,419
2009	8.421348	12.159572	44.39%	28,265
2008	13.413699	8.421348	-37.22%	14,840
2007	12.099518	13.413699	10.86%	17,260
2006	11.320806	12.099518	6.88%	16,953
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.805565	9.655509	-1.53%	29,894
2014	9.957947	9.805565	-1.53%	169,490
2013	10.112701	9.957947	-1.53%	49,602
2012	10.270293	10.112701	-1.53%	31,852
2011	10.429456	10.270293	-1.53%	32,451
2010	10.585692	10.429456	-1.48%	49,122
2009	10.643928	10.585692	-0.55%	32,084
2008	10.580386	10.643928	0.60%	32,531
2007	10.273641	10.580386	2.99%	18,641
2006	10.003040	10.273641	2.71%	16,354
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.981670	13.811606	-1.22%	70,779
2014	13.543786	13.981670	3.23%	71,178
2013	10.821184	13.543786	25.16%	72,927
2012	9.798091	10.821184	10.44%	73,022
2011	10.383183	9.798091	-5.63%	77,925
2010	9.128975	10.383183	13.74%	50,167
2009	7.519365	9.128975	21.41%	43,989
2008*	10.000000	7.519365	-24.81%	36,535

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.640955	12.501091	-1.11%	190,100
2014	12.418858	12.640955	1.79%	204,793
2013	10.993295	12.418858	12.97%	218,935
2012	10.441137	10.993295	5.29%	240,570
2011	10.526130	10.441137	-0.81%	260,163
2010	9.775124	10.526130	7.68%	156,268
2009	8.790350	9.775124	11.20%	67,802
2008*	10.000000	8.790350	-12.10%	64,735
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.933840	10.718432	-1.97%	0
2014	10.704542	10.933840	2.14%	3,143
2013*	10.000000	10.704542	7.05%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.189312	13.026234	-1.24%	547,459
2014	12.852447	13.189312	2.62%	549,764
2013	10.803901	12.852447	18.96%	562,493
2012	10.019447	10.803901	7.83%	592,533
2011	10.327587	10.019447	-2.98%	557,408
2010	9.313802	10.327587	10.88%	324,677
2009	8.020417	9.313802	16.13%	289,425
2008*	10.000000	8.020417	-19.80%	98,404
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.033500	10.785671	-2.25%	3,084
2014	10.785922	11.033500	2.30%	0
2013*	10.000000	10.785922	7.86%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.876256	13.669335	-1.49%	461,513
2014	13.473128	13.876256	2.99%	463,263
2013	11.052945	13.473128	21.90%	479,490
2012	10.131608	11.052945	9.09%	475,878
2011	10.610922	10.131608	-4.52%	359,166
2010	9.416063	10.610922	12.69%	162,655
2009	7.923671	9.416063	18.83%	77,713
2008*	10.000000	7.923671	-20.76%	19,096
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.733925	10.512762	-2.06%	0
2014	10.579171	10.733925	1.46%	0
2013*	10.000000	10.579171	5.79%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.118201	12.957262	-1.23%	271,320
2014	12.827217	13.118201	2.27%	302,457
2013	11.069075	12.827217	15.88%	381,164
2012	10.371427	11.069075	6.73%	423,030
2011	10.534505	10.371427	-1.55%	372,849
2010	9.642525	10.534505	9.25%	280,859
2009	8.507650	9.642525	13.34%	181,410
2008*	10.000000	8.507650	-14.92%	114,984
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.162487	21.831122	3.16%	49,833
2014	16.513804	21.162487	28.15%	55,963
2013	16.586365	16.513804	-0.44%	60,583
2012	14.312311	16.586365	15.89%	62,296
2011	13.843765	14.312311	3.38%	59,349
2010	10.942016	13.843765	26.52%	49,404
2009	8.990664	10.942016	21.70%	48,000
2008	14.278028	8.990664	-37.03%	32,840
2007	17.280393	14.278028	-17.37%	31,684
2006	13.492294	17.280393	28.08%	26,935
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.975968	28.661494	-4.39%	90,098
2014	29.586806	29.975968	1.32%	100,460
2013	19.216639	29.586806	53.96%	123,144
2012	15.270105	19.216639	25.84%	128,346
2011	16.459382	15.270105	-7.23%	128,612
2010	14.827341	16.459382	11.01%	101,525
2009	10.470400	14.827341	41.61%	83,452
2008	16.087552	10.470400	-34.92%	61,099
2007	13.140207	16.087552	22.43%	60,444
2006	12.372492	13.140207	6.21%	42,514
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.748255	17.802077	0.30%	51,154
2014	17.744857	17.748255	0.02%	58,165
2013	12.572544	17.744857	41.14%	80,629
2012	12.143784	12.572544	3.53%	68,875
2011	13.797604	12.143784	-11.99%	56,689
2010	10.876831	13.797604	26.85%	45,726
2009	8.200597	10.876831	32.63%	34,862
2008	13.695326	8.200597	-40.12%	35,796
2007	12.255604	13.695326	11.75%	33,298
2006	11.849247	12.255604	3.43%	27,440

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.179150	17.827225	-7.05%	37,237
2014	18.198716	19.179150	5.39%	41,852
2013	13.843507	18.198716	31.46%	45,500
2012	11.853305	13.843507	16.79%	61,427
2011	13.805109	11.853305	-14.14%	59,021
2010	11.092362	13.805109	24.46%	55,233
2009	8.724150	11.092362	27.15%	43,858
2008	11.996652	8.724150	-27.28%	30,345
2007	12.711600	11.996652	-5.62%	29,833
2006	11.049879	12.711600	15.04%	27,317
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.848925	17.830236	-5.40%	57,277
2014	17.257066	18.848925	9.22%	66,889
2013	12.951866	17.257066	33.24%	66,329
2012	11.066744	12.951866	17.03%	70,329
2011	12.128100	11.066744	-8.75%	55,098
2010	10.377534	12.128100	16.87%	54,107
2009	8.323428	10.377534	24.68%	45,240
2008	12.774210	8.323428	-34.84%	56,195
2007	12.734940	12.774210	0.31%	57,079
2006	11.066692	12.734940	15.07%	54,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.117913	11.811000	-2.53%	0
2014	11.724203	12.117913	3.36%	0
2013	9.358717	11.724203	25.28%	0
2012	8.202013	9.358717	14.10%	0
2011	8.671815	8.202013	-5.42%	0
2010	7.684145	8.671815	12.85%	0
2009	6.135831	7.684145	25.23%	0
2008	9.868477	6.135831	-37.82%	0
2007*	10.000000	9.868477	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.315747	15.052157	-1.72%	13,195
2014	14.874829	15.315747	2.96%	48,439
2013	13.320802	14.874829	11.67%	45,408
2012	12.369957	13.320802	7.69%	35,786
2011	12.454099	12.369957	-0.68%	26,234
2010	11.519523	12.454099	8.11%	19,144
2009*	10.000000	11.519523	15.20%	1,149
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.495582	17.132782	-2.07%	13,875
2014	16.890696	17.495582	3.58%	13,729
2013	14.357616	16.890696	17.64%	13,604
2012	12.992591	14.357616	10.51%	14,832
2011	13.321369	12.992591	-2.47%	13,899
2010	12.077950	13.321369	10.29%	9,956
2009*	10.000000	12.077950	20.78%	1,529

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.654016	11.503747	-1.29%	1,220
2014	11.394224	11.654016	2.28%	35,654
2013	11.040180	11.394224	3.21%	35,830
2012	10.662562	11.040180	3.54%	36,006
2011	10.521669	10.662562	1.34%	36,175
2010	10.092574	10.521669	4.25%	1,260
2009	9.397725	10.092574	7.39%	1,270
2008	10.157469	9.397725	-7.48%	1,280
2007*	10.000000	10.157469	1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.365100	12.132692	-1.88%	33,152
2014	11.941096	12.365100	3.55%	37,213
2013	10.399843	11.941096	14.82%	33,840
2012	9.533233	10.399843	9.09%	36,252
2011	9.686920	9.533233	-1.59%	36,001
2010	8.871183	9.686920	9.20%	32,344
2009	7.563530	8.871183	17.29%	21,041
2008	10.002970	7.563530	-24.39%	10,925
2007*	10.000000	10.002970	0.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.276219	11.997721	-2.27%	13,277
2014	11.880578	12.276219	3.33%	15,985
2013	9.860931	11.880578	20.48%	16,130
2012	8.804956	9.860931	11.99%	28,219
2011	9.137618	8.804956	-3.64%	28,588
2010	8.225693	9.137618	11.09%	29,530
2009	6.716809	8.225693	22.46%	30,235
2008	9.944336	6.716809	-32.46%	19,806
2007*	10.000000	9.944336	-0.56%	12,168

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.196627	12.003898	-1.58%	71,834
2014	11.828065	12.196627	3.12%	76,483
2013	10.873134	11.828065	8.78%	19,496
2012	10.222821	10.873134	6.36%	8,983
2011	10.173575	10.222821	0.48%	6,062
2010	9.522694	10.173575	6.84%	6,260
2009	8.443170	9.522694	12.79%	6,368
2008	10.094828	8.443170	-16.36%	6,342
2007*	10.000000	10.094828	0.95%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.288846	23.709048	-9.81%	9,607
2014	28.201230	26.288846	-6.78%	17,210
2013	22.903534	28.201230	23.13%	17,365
2012	19.531415	22.903534	17.27%	19,583
2011	21.389752	19.531415	-8.69%	18,302
2010	20.002090	21.389752	6.94%	14,897
2009	16.255753	20.002090	23.05%	15,391
2008	22.262944	16.255753	-26.98%	14,360
2007	15.700558	22.262944	41.80%	12,076
2006	13.279477	15.700558	18.23%	9,308
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	19.022708	18.657450	-1.92%	3,972
2014	17.970769	19.022708	5.85%	4,545
2013	14.764116	17.970769	21.72%	4,897
2012	13.427649	14.764116	9.95%	4,252
2011	13.207877	13.427649	1.66%	4,116
2010	11.461625	13.207877	15.24%	2,885
2009	10.287401	11.461625	11.41%	1,840
2008	13.233447	10.287401	-22.26%	3,388
2007	11.832685	13.233447	11.84%	0
2006	10.812397	11.832685	9.44%	3,255
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.695818	12.517759	-1.40%	17,646
2014	12.365937	12.695818	2.67%	20,243
2013	12.835306	12.365937	-3.66%	19,975
2012	12.331752	12.835306	4.08%	24,784
2011	11.678304	12.331752	5.60%	19,787
2010	11.192158	11.678304	4.34%	10,956
2009	10.613764	11.192158	5.45%	18,727
2008	10.752801	10.613764	-1.29%	21,796
2007	10.342268	10.752801	3.97%	4,095
2006	10.082121	10.342268	2.58%	2,033
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.893415	22.370781	-2.28%	2,478
2014	21.212649	22.893415	7.92%	2,844
2013	16.146696	21.212649	31.37%	4,810
2012	13.836018	16.146696	16.70%	3,378
2011	13.830590	13.836018	0.04%	5,520
2010	11.626030	13.830590	18.96%	7,311
2009	9.526571	11.626030	22.04%	12,009
2008	14.842481	9.526571	-35.82%	11,953
2007	13.229301	14.842481	12.19%	7,203
2006	11.491737	13.229301	15.12%	7,031

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.768453	18.088516	-3.62%	1,466
2014	17.365025	18.768453	8.08%	2,757
2013	13.615323	17.365025	27.54%	2,825
2012	12.226153	13.615323	11.36%	2,882
2011	13.035921	12.226153	-6.21%	2,289
2010	11.384002	13.035921	14.51%	3,088
2009	9.814051	11.384002	16.00%	12,674
2008	15.563384	9.814051	-36.94%	11,901
2007	13.552396	15.563384	14.84%	7,470
2006	11.881350	13.552396	14.06%	4,919
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.911999	9.125643	-23.39%	2,800
2014	13.535373	11.911999	-11.99%	2,435
2013	10.766806	13.535373	25.71%	3,642
2012	10.793830	10.766806	-0.25%	4,631
2011	12.064496	10.793830	-10.53%	5,301
2010	10.053190	12.064496	20.01%	4,197
2009	7.272605	10.053190	38.23%	4,171
2008	13.724659	7.272605	-47.01%	3,906
2007	9.219567	13.724659	48.86%	3,569
2006*	10.000000	9.219567	-7.80%	668
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.164886	9.736684	-4.21%	8,713
2014	10.311178	10.164886	-1.42%	9,424
2013	10.299194	10.311178	0.12%	9,181
2012	9.836485	10.299194	4.70%	1,020
2011*	10.000000	9.836485	-1.64%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.355897	17.657807	1.74%	564
2014	17.471243	17.355897	-0.66%	583
2013	14.892044	17.471243	17.32%	1,442
2012	12.820352	14.892044	16.16%	1,404
2011	14.057741	12.820352	-8.80%	1,705
2010	12.445769	14.057741	12.95%	5,698
2009	9.967695	12.445769	24.86%	10,759
2008	17.509720	9.967695	-43.07%	10,614
2007	14.671593	17.509720	19.34%	6,102
2006	12.323286	14.671593	19.06%	4,881

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.204678	8.556069	-23.64%	2,613
2014	13.094043	11.204678	-14.43%	5,905
2013	12.343940	13.094043	6.08%	6,498
2012	12.313161	12.343940	0.25%	6,525
2011	15.929340	12.313161	-22.70%	7,964
2010	13.828401	15.929340	15.19%	4,485
2009	8.093238	13.828401	70.86%	7,685
2008	21.342511	8.093238	-62.08%	6,284
2007	15.115622	21.342511	41.20%	4,922
2006	12.240271	15.115622	23.49%	811
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.768947	20.847154	5.45%	5,985
2014	17.968113	19.768947	10.02%	3,486
2013	13.381432	17.968113	34.28%	6,632
2012	12.062239	13.381432	10.94%	9,661
2011	12.003087	12.062239	0.49%	11,165
2010	10.835040	12.003087	10.78%	10,670
2009	8.665179	10.835040	25.04%	8,596
2008	13.501297	8.665179	-37.29%	6,019
2007	11.163288	13.501297	20.94%	7,533
2006	10.800291	11.163288	3.36%	7,225
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.850722	18.262458	-8.00%	9,921
2014	19.796423	19.850722	0.27%	10,557
2013	18.206672	19.796423	8.73%	10,902
2012	15.596106	18.206672	16.74%	10,890
2011	15.057096	15.596106	3.58%	10,667
2010	13.322281	15.057096	13.02%	9,892
2009	9.246500	13.322281	44.08%	13,746
2008	12.019357	9.246500	-23.07%	15,083
2007	11.761714	12.019357	2.19%	9,354
2006	10.839746	11.761714	8.51%	7,739
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	17.022727	16.593286	-2.52%	1,032
2014	17.053416	17.022727	-0.18%	1,047
2013	13.874174	17.053416	22.91%	1,070
2012	12.442095	13.874174	11.51%	1,780
2011	14.682892	12.442095	-15.26%	4,256
2010	13.078239	14.682892	12.27%	2,238
2009	9.703785	13.078239	34.77%	2,913
2008	17.080033	9.703785	-43.19%	1,759
2007	15.798522	17.080033	8.11%	3,627
2006	12.386297	15.798522	27.55%	1,662

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.995637	9.921456	-0.74%	0
2014	10.060089	9.995637	-0.64%	2,635
2013	10.278953	10.060089	-2.13%	2,730
2012	10.105751	10.278953	1.71%	3,682
2011*	10.000000	10.105751	1.06%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.144541	18.900117	-10.61%	6,060
2014	21.869078	21.144541	-3.31%	4,262
2013	14.130153	21.869078	54.77%	5,026
2012	12.839942	14.130153	10.05%	4,566
2011	14.032420	12.839942	-8.50%	4,333
2010	10.124027	14.032420	38.61%	2,712
2009	7.281996	10.124027	39.03%	1,950
2008	14.241805	7.281996	-48.87%	1,786
2007	13.592740	14.241805	4.78%	2,431
2006	12.304225	13.592740	10.47%	1,572
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.303703	21.605385	-7.29%	981
2014	21.954894	23.303703	6.14%	973
2013	17.171084	21.954894	27.86%	1,175
2012	15.367136	17.171084	11.74%	162
2011	15.704438	15.367136	-2.15%	1,914
2010	12.131246	15.704438	29.45%	1,001
2009	8.406008	12.131246	44.32%	4,752
2008	13.396095	8.406008	-37.25%	2,658
2007	12.089818	13.396095	10.80%	262
2006	11.317461	12.089818	6.82%	1,687
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.750919	9.596821	-1.58%	0
2014	9.907487	9.750919	-1.58%	0
2013	10.066567	9.907487	-1.58%	0
2012	10.228653	10.066567	-1.58%	0
2011	10.392431	10.228653	-1.58%	0
2010	10.553476	10.392431	-1.53%	0
2009	10.616927	10.553476	-0.60%	838
2008	10.558909	10.616927	0.55%	1,130
2007	10.258024	10.558909	2.93%	0
2006	9.992896	10.258024	2.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.933199	13.756729	-1.27%	4,208
2014	13.503686	13.933199	3.18%	4,062
2013	10.794620	13.503686	25.10%	4,063
2012	9.779013	10.794620	10.39%	31,529
2011	10.368219	9.779013	-5.68%	31,779
2010	9.120453	10.368219	13.68%	31,978
2009	7.516163	9.120453	21.34%	32,230
2008*	10.000000	7.516163	-24.84%	32,430

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.597142	12.451432	-1.16%	0
2014	12.382112	12.597142	1.74%	7,925
2013	10.966338	12.382112	12.91%	8,767
2012	10.420839	10.966338	5.23%	10,293
2011	10.510985	10.420839	-0.86%	0
2010	9.766020	10.510985	7.63%	0
2009	8.786618	9.766020	11.15%	0
2008*	10.000000	8.786618	-12.13%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.926145	10.705442	-2.02%	0
2014	10.702444	10.926145	2.09%	0
2013*	10.000000	10.702444	7.02%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.143573	12.974472	-1.29%	11,571
2014	12.814384	13.143573	2.57%	8,101
2013	10.777381	12.814384	18.90%	8,202
2012	9.999933	10.777381	7.77%	8,305
2011	10.312691	9.999933	-3.03%	8,412
2010	9.305097	10.312691	10.83%	0
2009	8.016999	9.305097	16.07%	0
2008*	10.000000	8.016999	-19.83%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.025727	10.772602	-2.30%	0
2014	10.783806	11.025727	2.24%	0
2013*	10.000000	10.783806	7.84%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.828111	13.614991	-1.54%	6,638
2014	13.433215	13.828111	2.94%	12,059
2013	11.025807	13.433215	21.83%	12,590
2012	10.111881	11.025807	9.04%	13,172
2011	10.595634	10.111881	-4.57%	13,846
2010	9.407268	10.595634	12.63%	6,574
2009	7.920296	9.407268	18.77%	6,635
2008*	10.000000	7.920296	-20.80%	3,890
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.726364	10.500024	-2.11%	0
2014	10.577093	10.726364	1.41%	0
2013*	10.000000	10.577093	5.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.072753	12.905815	-1.28%	18,902
2014	12.789263	13.072753	2.22%	15,537
2013	11.041923	12.789263	15.82%	15,735
2012	10.351253	11.041923	6.67%	11,877
2011	10.519354	10.351253	-1.60%	11,999
2010	9.633537	10.519354	9.20%	2,580
2009	8.504034	9.633537	13.28%	2,561
2008*	10.000000	8.504034	-14.96%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	21.050810	21.704888	3.11%	1,711
2014	16.435000	21.050810	28.09%	2,239
2013	16.515598	16.435000	-0.49%	2,822
2012	14.258505	16.515598	15.83%	3,783
2011	13.798726	14.258505	3.33%	3,662
2010	10.911947	13.798726	26.46%	4,196
2009	8.970521	10.911947	21.64%	4,609
2008	14.253313	8.970521	-37.06%	4,582
2007	17.259294	14.253313	-17.42%	5,173
2006	13.482646	17.259294	28.01%	5,369
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.811497	28.489745	-4.43%	4,948
2014	29.439428	29.811497	1.26%	4,085
2013	19.130627	29.439428	53.89%	5,734
2012	15.209494	19.130627	25.78%	5,686
2011	16.402375	15.209494	-7.27%	6,971
2010	14.783478	16.402375	10.95%	7,465
2009	10.444727	14.783478	41.54%	7,758
2008	16.056280	10.444727	-34.95%	7,125
2007	13.121359	16.056280	22.37%	8,505
2006	12.361004	13.121359	6.15%	5,050
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.650794	17.695328	0.25%	763
2014	17.656390	17.650794	-0.03%	977
2013	12.516210	17.656390	41.07%	1,422
2012	12.095532	12.516210	3.48%	580
2011	13.749767	12.095532	-12.03%	521
2010	10.844627	13.749767	26.79%	933
2009	8.180472	10.844627	32.57%	978
2008	13.668679	8.180472	-40.15%	977
2007	12.238008	13.668679	11.69%	2,319
2006	11.838237	12.238008	3.38%	474

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	19.073882	17.720362	-7.10%	603
2014	18.108033	19.073882	5.33%	744
2013	13.781516	18.108033	31.39%	1,036
2012	11.806236	13.781516	16.73%	576
2011	13.757268	11.806236	-14.18%	666
2010	11.059537	13.757268	24.39%	3,632
2009	8.702755	11.059537	27.08%	5,410
2008	11.973328	8.702755	-27.32%	5,096
2007	12.693366	11.973328	-5.67%	4,724
2006	11.039613	12.693366	14.98%	3,897
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.745498	17.723384	-5.45%	938
2014	17.171096	18.745498	9.17%	1,215
2013	12.893890	17.171096	33.17%	1,530
2012	11.022812	12.893890	16.97%	522
2011	12.086074	11.022812	-8.80%	2,174
2010	10.346824	12.086074	16.81%	1,893
2009	8.303010	10.346824	24.62%	975
2008	12.749368	8.303010	-34.88%	1,003
2007	12.716664	12.749368	0.26%	2,773
2006	11.056402	12.716664	15.02%	1,175
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.070776	11.759084	-2.58%	0
2014	11.684540	12.070776	3.31%	0
2013	9.331788	11.684540	25.21%	0
2012	8.182579	9.331788	14.04%	0
2011	8.655657	8.182579	-5.47%	0
2010	7.673725	8.655657	12.80%	0
2009	6.130624	7.673725	25.17%	0
2008	9.865127	6.130624	-37.86%	0
2007*	10.000000	9.865127	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.608701	11.453201	-1.34%	0
2014	11.355685	11.608701	2.23%	0
2013	11.008438	11.355685	3.15%	0
2012	10.637332	11.008438	3.49%	0
2011	10.502096	10.637332	1.29%	0
2010	10.078905	10.502096	4.20%	0
2009	9.389759	10.078905	7.34%	0
2008	10.154020	9.389759	-7.53%	0
2007*	10.000000	10.154020	1.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.317063	12.079417	-1.93%	0
2014	11.900742	12.317063	3.50%	0
2013	10.369950	11.900742	14.76%	0
2012	9.510664	10.369950	9.03%	0
2011	9.668892	9.510664	-1.64%	0
2010	8.859163	9.668892	9.14%	0
2009	7.557116	8.859163	17.23%	0
2008	9.999573	7.557116	-24.43%	0
2007*	10.000000	9.999573	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.228512	11.945027	-2.32%	0
2014	11.840411	12.228512	3.28%	0
2013	9.832588	11.840411	20.42%	0
2012	8.784124	9.832588	11.94%	0
2011	9.120625	8.784124	-3.69%	0
2010	8.214555	9.120625	11.03%	9,113
2009	6.711115	8.214555	22.40%	9,916
2008	9.940964	6.711115	-32.49%	10,869
2007*	10.000000	9.940964	-0.59%	11,680

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.149189	11.951146	-1.63%	0
2014	11.788049	12.149189	3.06%	0
2013	10.841858	11.788049	8.73%	0
2012	10.198611	10.841858	6.31%	0
2011	10.154633	10.198611	0.43%	0
2010	9.509791	10.154633	6.78%	0
2009	8.436012	9.509791	12.73%	0
2008	10.091406	8.436012	-16.40%	0
2007*	10.000000	10.091406	0.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.144583	23.566956	-9.86%	281,699
2014	28.060731	26.144583	-6.83%	318,917
2013	22.800991	28.060731	23.07%	389,328
2012	19.453883	22.800991	17.21%	430,383
2011	21.315656	19.453883	-8.73%	446,870
2010	19.942921	21.315656	6.88%	467,186
2009	16.215891	19.942921	22.98%	460,572
2008	22.219629	16.215891	-27.02%	399,809
2007	15.678007	22.219629	41.72%	311,111
2006	13.267127	15.678007	18.17%	227,216
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.918271	18.545578	-1.97%	104,814
2014	17.881190	18.918271	5.80%	122,274
2013	14.697983	17.881190	21.66%	112,565
2012	13.374323	14.697983	9.90%	105,808
2011	13.162094	13.374323	1.61%	106,921
2010	11.427698	13.162094	15.18%	91,873
2009	10.262167	11.427698	11.36%	87,810
2008	13.207700	10.262167	-22.30%	80,722
2007	11.815702	13.207700	11.78%	81,577
2006	10.802354	11.815702	9.38%	60,764
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.626143	12.442741	-1.45%	181,396
2014	12.304324	12.626143	2.62%	195,901
2013	12.777845	12.304324	-3.71%	196,976
2012	12.282805	12.777845	4.03%	277,088
2011	11.637836	12.282805	5.54%	295,859
2010	11.159039	11.637836	4.29%	217,411
2009	10.587737	11.159039	5.40%	149,766
2008	10.731879	10.587737	-1.34%	136,662
2007	10.327421	10.731879	3.92%	122,255
2006	10.072747	10.327421	2.53%	64,547
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.767674	22.236590	-2.33%	148,462
2014	21.106861	22.767674	7.87%	173,069
2013	16.074339	21.106861	31.31%	183,623
2012	13.781031	16.074339	16.64%	191,600
2011	13.782607	13.781031	-0.01%	185,396
2010	11.591578	13.782607	18.90%	161,393
2009	9.503181	11.591578	21.98%	133,518
2008	14.813591	9.503181	-35.85%	140,750
2007	13.210298	14.813591	12.14%	134,003
2006	11.481042	13.210298	15.06%	112,979

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.665399	17.980055	-3.67%	72,822
2014	17.278453	18.665399	8.03%	100,743
2013	13.554327	17.278453	27.48%	112,341
2012	12.177591	13.554327	11.31%	114,490
2011	12.990735	12.177591	-6.26%	130,671
2010	11.350306	12.990735	14.45%	165,630
2009	9.789971	11.350306	15.94%	159,853
2008	15.533102	9.789971	-36.97%	162,325
2007	13.532936	15.533102	14.78%	160,916
2006	11.870306	13.532936	14.01%	127,682
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.859608	9.080880	-23.43%	55,165
2014	13.482698	11.859608	-12.04%	45,342
2013	10.730355	13.482698	25.65%	50,385
2012	10.762772	10.730355	-0.30%	72,085
2011	12.035883	10.762772	-10.58%	75,877
2010	10.034428	12.035883	19.95%	71,429
2009	7.262739	10.034428	38.16%	73,537
2008	13.713029	7.262739	-47.04%	62,758
2007	9.216455	13.713029	48.79%	33,270
2006*	10.000000	9.216455	-7.84%	8,108
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.145957	9.713626	-4.26%	40,521
2014	10.297206	10.145957	-1.47%	41,870
2013	10.290468	10.297206	0.07%	21,035
2012	9.833166	10.290468	4.65%	6,759
2011*	10.000000	9.833166	-1.67%	4,696
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.260583	17.551914	1.69%	53,173
2014	17.384124	17.260583	-0.71%	56,083
2013	14.825306	17.384124	17.26%	63,940
2012	12.769396	14.825306	16.10%	62,565
2011	14.008985	12.769396	-8.85%	68,205
2010	12.408904	14.008985	12.89%	83,584
2009	9.943223	12.408904	24.80%	85,365
2008	17.475632	9.943223	-43.10%	82,023
2007	14.650514	17.475632	19.28%	100,316
2006	12.311824	14.650514	19.00%	72,876

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.150195	8.510126	-23.68%	108,885
2014	13.037011	11.150195	-14.47%	121,665
2013	12.296424	13.037011	6.02%	130,221
2012	12.272020	12.296424	0.20%	144,988
2011	15.884197	12.272020	-22.74%	153,296
2010	13.796209	15.884197	15.13%	151,111
2009	8.078499	13.796209	70.78%	138,798
2008	21.314520	8.078499	-62.10%	117,875
2007	15.103507	21.314520	41.12%	114,529
2006	12.236657	15.103507	23.43%	72,132
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.660370	20.722130	5.40%	150,346
2014	17.878504	19.660370	9.97%	169,274
2013	13.321463	17.878504	34.21%	202,259
2012	12.014313	13.321463	10.88%	217,634
2011	11.961462	12.014313	0.44%	238,093
2010	10.802950	11.961462	10.72%	239,048
2009	8.643902	10.802950	24.98%	235,398
2008	13.792038	8.643902	-37.33%	247,395
2007	11.147251	13.792038	20.88%	248,460
2006	10.790246	11.147251	3.31%	209,793
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.741772	18.152983	-8.05%	170,088
2014	19.697793	19.741772	0.22%	198,368
2013	18.125170	19.697793	8.68%	197,954
2012	15.534200	18.125170	16.68%	188,571
2011	15.004938	15.534200	3.53%	178,352
2010	13.282870	15.004938	12.96%	161,181
2009	9.223832	13.282870	44.01%	140,877
2008	11.995987	9.223832	-23.11%	104,643
2007	11.744848	11.995987	2.14%	131,809
2006	10.829687	11.744848	8.45%	92,505
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.929244	16.493782	-2.57%	47,904
2014	16.968383	16.929244	-0.23%	56,315
2013	13.812003	16.968383	22.85%	59,088
2012	12.392652	13.812003	11.45%	65,438
2011	14.631973	12.392652	-15.30%	73,551
2010	13.039502	14.631973	12.21%	79,022
2009	9.679962	13.039502	34.71%	91,826
2008	17.046789	9.679962	-43.22%	83,507
2007	15.775822	17.046789	8.06%	103,184
2006	12.374769	15.775822	27.48%	92,833

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.977046	9.897975	-0.79%	26,121
2014	10.046472	9.977046	-0.69%	39,234
2013	10.270259	10.046472	-2.18%	23,749
2012	10.102344	10.270259	1.66%	15,032
2011*	10.000000	10.102344	1.02%	16,151
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	21.028393	18.786748	-10.66%	43,421
2014	21.760026	21.028393	-3.36%	51,344
2013	14.066820	21.760026	54.69%	47,597
2012	12.788908	14.066820	9.99%	50,603
2011	13.983750	12.788908	-8.54%	43,125
2010	10.094030	13.983750	38.53%	43,145
2009	7.264117	10.094030	38.96%	32,601
2008	14.214083	7.264117	-48.89%	30,943
2007	13.573226	14.214083	4.72%	36,774
2006	12.292790	13.573226	10.42%	33,871
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.190489	21.489488	-7.33%	59,002
2014	21.859342	23.190489	6.09%	64,831
2013	17.105044	21.859342	27.79%	69,768
2012	15.315844	17.105044	11.68%	76,101
2011	15.659959	15.315844	-2.20%	71,047
2010	12.103027	15.659959	29.39%	75,607
2009	8.390709	12.103027	44.24%	74,910
2008	13.378526	8.390709	-37.28%	63,393
2007	12.080134	13.378526	10.75%	55,974
2006	11.314133	12.080134	6.77%	46,152
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.696556	9.538469	-1.63%	58,056
2014	9.857258	9.696556	-1.63%	64,350
2013	10.020625	9.857258	-1.63%	48,522
2012	10.187163	10.020625	-1.63%	134,131
2011	10.355525	10.187163	-1.63%	100,848
2010	10.521340	10.355525	-1.58%	52,062
2009	10.589980	10.521340	-0.65%	51,551
2008	10.537464	10.589980	0.50%	120,342
2007	10.242423	10.537464	2.88%	59,957
2006	9.982757	10.242423	2.60%	53,023
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.884872	13.702050	-1.32%	138,894
2014	13.463704	13.884872	3.13%	142,365
2013	10.768128	13.463704	25.03%	144,618
2012	9.759976	10.768128	10.33%	148,881
2011	10.353281	9.759976	-5.73%	93,305
2010	9.111929	10.353281	13.62%	113,647
2009	7.512961	9.111929	21.28%	111,269
2008*	10.000000	7.512961	-24.87%	39,034

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.553456	12.401942	-1.21%	210,644
2014	12.345437	12.553456	1.68%	229,516
2013	10.939403	12.345437	12.85%	239,557
2012	10.400542	10.939403	5.18%	162,175
2011	10.495839	10.400542	-0.91%	126,345
2010	9.756898	10.495839	7.57%	56,956
2009	8.782873	9.756898	11.09%	36,266
2008*	10.000000	8.782873	-12.17%	40,011
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.918462	10.692490	-2.07%	0
2014	10.700350	10.918462	2.04%	0
2013*	10.000000	10.700350	7.00%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.097982	12.922892	-1.34%	646,557
2014	12.776437	13.097982	2.52%	650,875
2013	10.750923	12.776437	18.84%	742,494
2012	9.980466	10.750923	7.72%	730,018
2011	10.297844	9.980466	-3.08%	621,634
2010	9.296423	10.297844	10.77%	474,946
2009	8.013596	9.296423	16.01%	247,694
2008*	10.000000	8.013596	-19.86%	73,270
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.017965	10.759541	-2.35%	0
2014	10.781689	11.017965	2.19%	0
2013*	10.000000	10.781689	7.82%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.780176	13.560899	-1.59%	683,199
2014	13.393456	13.780176	2.89%	733,999
2013	10.998746	13.393456	21.77%	768,830
2012	10.092203	10.998746	8.98%	792,653
2011	10.580379	10.092203	-4.61%	634,646
2010	9.398496	10.580379	12.58%	323,348
2009	7.916928	9.398496	18.71%	207,513
2008*	10.000000	7.916928	-20.83%	76,056
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.718801	10.487295	-2.16%	0
2014	10.575020	10.718801	1.36%	0
2013*	10.000000	10.575020	5.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	13.027384	12.854493	-1.33%	348,459
2014	12.751359	13.027384	2.16%	359,054
2013	11.014795	12.751359	15.77%	380,640
2012	10.331088	11.014795	6.62%	397,220
2011	10.504184	10.331088	-1.65%	303,613
2010	9.624541	10.504184	9.14%	233,602
2009	8.500417	9.624541	13.22%	113,796
2008*	10.000000	8.500417	-15.00%	54,345
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.939737	21.579397	3.05%	32,873
2014	16.356576	20.939737	28.02%	35,483
2013	16.445147	16.356576	-0.54%	41,263
2012	14.204912	16.445147	15.77%	45,247
2011	13.753831	14.204912	3.28%	44,495
2010	10.881962	13.753831	26.39%	50,975
2009	8.950414	10.881962	21.58%	39,994
2008	14.228624	8.950414	-37.10%	38,395
2007	17.238217	14.228624	-17.46%	40,845
2006	13.472997	17.238217	27.95%	56,536
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.647832	28.318935	-4.48%	106,728
2014	29.292691	29.647832	1.21%	132,305
2013	19.044929	29.292691	53.81%	151,202
2012	15.149078	19.044929	25.72%	162,462
2011	16.345512	15.149078	-7.32%	151,263
2010	14.739711	16.345512	10.89%	145,512
2009	10.419098	14.739711	41.47%	138,202
2008	16.025035	10.419098	-34.98%	128,707
2007	13.102513	16.025035	22.31%	157,698
2006	12.349507	13.102513	6.10%	124,101
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.553880	17.589230	0.20%	62,361
2014	17.568369	17.553880	-0.08%	72,538
2013	12.460132	17.568369	41.00%	78,606
2012	12.047479	12.460132	3.43%	87,877
2011	13.702098	12.047479	-12.08%	74,421
2010	10.812510	13.702098	26.72%	78,629
2009	8.160393	10.812510	32.50%	75,999
2008	13.642092	8.160393	-40.18%	63,723
2007	12.220439	13.642092	11.63%	70,712
2006	11.827235	12.220439	3.32%	60,152

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.969140	17.614096	-7.14%	33,051
2014	18.017746	18.969140	5.28%	40,029
2013	13.719767	18.017746	31.33%	53,537
2012	11.759326	13.719767	16.67%	53,772
2011	13.709568	11.759326	-14.23%	56,545
2010	11.026783	13.709568	24.33%	62,693
2009	8.681389	11.026783	27.02%	58,518
2008	11.950013	8.681389	-27.35%	69,025
2007	12.675128	11.950013	-5.72%	85,173
2006	11.029344	12.675128	14.92%	78,622
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.642569	17.617114	-5.50%	79,834
2014	17.085497	18.642569	9.11%	84,892
2013	12.836129	17.085497	33.10%	96,462
2012	10.979032	12.836129	16.91%	91,826
2011	12.044189	10.979032	-8.84%	97,115
2010	10.316197	12.044189	16.75%	102,518
2009	8.282642	10.316197	24.55%	100,993
2008	12.724572	8.282642	-34.91%	116,058
2007	12.698426	12.724572	0.21%	129,210
2006	11.046138	12.698426	14.96%	123,636
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	12.023812	11.707377	-2.63%	0
2014	11.644985	12.023812	3.25%	0
2013	9.304922	11.644985	25.15%	0
2012	8.163180	9.304922	13.99%	0
2011	8.639511	8.163180	-5.51%	0
2010	7.663303	8.639511	12.74%	0
2009	6.125419	7.663303	25.11%	0
2008	9.861767	6.125419	-37.89%	0
2007*	10.000000	9.861767	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.227773	14.950504	-1.82%	21,733
2014	14.804424	15.227773	2.86%	23,403
2013	13.271239	14.804424	11.55%	3,480
2012	12.336491	13.271239	7.58%	3,562
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.395140	17.017118	-2.17%	8,894
2014	16.810804	17.395140	3.48%	9,014
2013	14.304216	16.810804	17.52%	9,256
2012	12.957463	14.304216	10.39%	9,456
2011	13.298836	12.957463	-2.57%	7,478
2010	12.069770	13.298836	10.18%	2,195
2009*	10.000000	12.069770	20.70%	2,215

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.563563	11.402871	-1.39%	14,794
2014	11.317277	11.563563	2.18%	14,974
2013	10.976776	11.317277	3.10%	14,430
2012	10.612139	10.976776	3.44%	14,232
2011	10.482535	10.612139	1.24%	7,218
2010	10.065249	10.482535	4.15%	1,545
2009	9.381805	10.065249	7.28%	0
2008	10.150568	9.381805	-7.57%	0
2007*	10.000000	10.150568	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.269123	12.026288	-1.98%	60,434
2014	11.860449	12.269123	3.45%	64,174
2013	10.340095	11.860449	14.70%	65,855
2012	9.488123	10.340095	8.98%	74,637
2011	9.650865	9.488123	-1.69%	77,328
2010	8.847150	9.650865	9.08%	88,595
2009	7.550709	8.847150	17.17%	78,968
2008	9.996180	7.550709	-24.46%	64,418
2007*	10.000000	9.996180	-0.04%	40,917
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.180948	11.892520	-2.37%	46,343
2014	11.800356	12.180948	3.23%	54,125
2013	9.804304	11.800356	20.36%	83,579
2012	8.763311	9.804304	11.88%	94,212
2011	9.103627	8.763311	-3.74%	100,322
2010	8.203416	9.103627	10.97%	99,844
2009	6.705416	8.203416	22.34%	98,873
2008	9.937583	6.705416	-32.52%	96,839
2007*	10.000000	9.937583	-0.62%	99,449

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.101941	11.898615	-1.68%	81,278
2014	11.748178	12.101941	3.01%	89,094
2013	10.810677	11.748178	8.67%	89,345
2012	10.174457	10.810677	6.25%	89,524
2011	10.135718	10.174457	0.38%	29,528
2010	9.496897	10.135718	6.73%	38,919
2009	8.428856	9.496897	12.67%	24,732
2008	10.087968	8.428856	-16.45%	17,841
2007*	10.000000	10.087968	0.88%	11,981

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	26.000968	23.425572	-9.91%	6,614
2014	27.920790	26.000968	-6.88%	6,397
2013	22.698821	27.920790	23.01%	7,006
2012	19.376587	22.698821	17.15%	7,098
2011	21.241746	19.376587	-8.78%	7,414
2010	19.883869	21.241746	6.83%	7,464
2009	16.176082	19.883869	22.92%	7,327
2008	22.176381	16.176082	-27.06%	7,682
2007	15.655484	22.176381	41.65%	8,824
2006	13.254788	15.655484	18.11%	2,413
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.814347	18.434328	-2.02%	830
2014	17.792008	18.814347	5.75%	920
2013	14.632120	17.792008	21.60%	993
2012	13.321175	14.632120	9.84%	1,038
2011	13.116446	13.321175	1.56%	1,601
2010	11.393851	13.116446	15.12%	1,662
2009	10.236980	11.393851	11.30%	1,709
2008	13.181995	10.236980	-22.34%	1,727
2007	11.798734	13.181995	11.72%	906
2006	10.792309	11.798734	9.33%	907
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.556785	12.368089	-1.50%	5,482
2014	12.242956	12.556785	2.56%	5,478
2013	12.720584	12.242956	-3.75%	4,974
2012	12.233999	12.720584	3.98%	4,590
2011	11.597464	12.233999	5.49%	6,593
2010	11.125991	11.597464	4.24%	6,165
2009	10.561748	11.125991	5.34%	4,861
2008	10.710986	10.561748	-1.39%	6,476
2007	10.312580	10.710986	3.86%	9,138
2006	10.063376	10.312580	2.48%	541
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.642620	22.103210	-2.38%	348
2014	21.001605	22.642620	7.81%	391
2013	16.002304	21.001605	31.24%	442
2012	13.726265	16.002304	16.58%	489
2011	13.734803	13.726265	-0.06%	990
2010	11.557247	13.734803	18.84%	1,053
2009	9.479855	11.557247	21.91%	1,137
2008	14.784757	9.479855	-35.88%	1,017
2007	13.191326	14.784757	12.08%	2,393
2006	11.470368	13.191326	15.00%	757

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.562814	17.872141	-3.72%	6,437
2014	17.192233	18.562814	7.97%	6,689
2013	13.493546	17.192233	27.41%	6,937
2012	12.129156	13.493546	11.25%	7,182
2011	12.945638	12.129156	-6.31%	7,847
2010	11.316655	12.945638	14.39%	7,877
2009	9.765921	11.316655	15.88%	7,689
2008	15.502843	9.765921	-37.01%	6,869
2007	13.513483	15.502843	14.72%	7,007
2006	11.859263	13.513483	13.95%	429
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.807397	9.036295	-23.47%	2,566
2014	13.430179	11.807397	-12.08%	2,109
2013	10.693989	13.430179	25.59%	2,719
2012	10.731773	10.693989	-0.35%	2,318
2011	12.007318	10.731773	-10.62%	2,041
2010	10.015701	12.007318	19.88%	2,177
2009	7.252869	10.015701	38.09%	2,065
2008	13.701387	7.252869	-47.06%	1,581
2007	9.213342	13.701387	48.71%	2,065
2006*	10.000000	9.213342	-7.87%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.127062	9.690596	-4.31%	0
2014	10.283264	10.127062	-1.52%	0
2013	10.281762	10.283264	0.01%	0
2012	9.829856	10.281762	4.60%	0
2011*	10.000000	9.829856	-1.70%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.165729	17.446591	1.64%	266
2014	17.297402	17.165729	-0.76%	282
2013	14.758854	17.297402	17.20%	301
2012	12.718636	14.758854	16.04%	325
2011	13.960390	12.718636	-8.89%	319
2010	12.372149	13.960390	12.84%	367
2009	9.918819	12.372149	24.73%	375
2008	17.441639	9.918819	-43.13%	293
2007	14.629487	17.441639	19.22%	1,108
2006	12.300381	14.629487	18.94%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.095924	8.464392	-23.72%	5,017
2014	12.980153	11.095924	-14.52%	4,301
2013	12.249033	12.980153	5.97%	4,393
2012	12.230970	12.249033	0.15%	4,674
2011	15.839098	12.230970	-22.78%	3,844
2010	13.764038	15.839098	15.08%	4,245
2009	8.063765	13.764038	70.69%	4,171
2008	21.286548	8.063765	-62.12%	3,194
2007	15.091398	21.286548	41.05%	4,417
2006	12.233048	15.091398	23.37%	1,634
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.552323	20.597759	5.35%	0
2014	17.789295	19.552323	9.91%	0
2013	13.261732	17.789295	34.14%	0
2012	11.966540	13.261732	10.82%	0
2011	11.919938	11.966540	0.39%	524
2010	10.770925	11.919938	10.67%	536
2009	8.622659	10.770925	24.91%	547
2008	13.765168	8.622659	-37.36%	480
2007	11.131228	13.765168	20.82%	2,306
2006	10.780205	11.131228	3.26%	530
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.633331	18.044095	-8.09%	3,851
2014	19.599534	19.633331	0.17%	3,674
2013	18.043936	19.599534	8.62%	3,721
2012	15.472469	18.043936	16.62%	3,645
2011	14.952877	15.472469	3.47%	4,152
2010	13.243517	14.952877	12.91%	4,077
2009	9.201179	13.243517	43.93%	4,325
2008	11.972626	9.201179	-23.15%	5,134
2007	11.727972	11.972626	2.09%	5,914
2006	10.819604	11.727972	8.40%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.836241	16.394834	-2.62%	3,893
2014	16.883754	16.836241	-0.28%	3,959
2013	13.750092	16.883754	22.79%	4,090
2012	12.343398	13.750092	11.40%	4,195
2011	14.581238	12.343398	-15.35%	3,773
2010	13.000898	14.581238	12.16%	3,926
2009	9.656203	13.000898	34.64%	3,737
2008	17.013612	9.656203	-43.24%	3,449
2007	15.753171	17.013612	8.00%	3,925
2006	12.363265	15.753171	27.42%	623

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.958454	9.874492	-0.84%	0
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.912851	18.674019	-10.71%	0
2014	21.651467	20.912851	-3.41%	0
2013	14.003756	21.651467	54.61%	0
2012	12.738057	14.003756	9.94%	0
2011	13.935222	12.738057	-8.59%	0
2010	10.064114	13.935222	38.46%	0
2009	7.246271	10.064114	38.89%	0
2008	14.186393	7.246271	-48.92%	0
2007	13.553719	14.186393	4.67%	0
2006	12.281355	13.553719	10.36%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	23.077743	21.374137	-7.38%	334
2014	21.764143	23.077743	6.04%	384
2013	17.039202	21.764143	27.73%	422
2012	15.264667	17.039202	11.63%	455
2011	15.615560	15.264667	-2.25%	886
2010	12.074847	15.615560	29.32%	991
2009	8.375425	12.074847	44.17%	1,138
2008	13.360973	8.375425	-37.31%	1,151
2007	12.070453	13.360973	10.69%	1,580
2006	11.310791	12.070453	6.72%	687
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.642467	9.480440	-1.68%	332
2014	9.807257	9.642467	-1.68%	338
2013	9.974874	9.807257	-1.68%	317
2012	10.145819	9.974874	-1.68%	295
2011	10.318731	10.145819	-1.68%	308
2010	10.489287	10.318731	-1.63%	275
2009	10.563087	10.489287	-0.70%	230
2008	10.516050	10.563087	0.45%	0
2007	10.226837	10.516050	2.83%	0
2006	9.972621	10.226837	2.55%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.836692	13.647558	-1.37%	8,275
2014	13.423805	13.836692	3.08%	8,502
2013	10.741678	13.423805	24.97%	8,728
2012	9.740965	10.741678	10.27%	8,929
2011	10.338365	9.740965	-5.78%	9,158
2010	9.103425	10.338365	13.57%	9,410
2009	7.509769	9.103425	21.22%	9,636
2008*	10.000000	7.509769	-24.90%	9,700

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.509894	12.352639	-1.26%	7,003
2014	12.308857	12.509894	1.63%	7,193
2013	10.912553	12.308857	12.80%	7,381
2012	10.380307	10.912553	5.13%	7,549
2011	10.480733	10.380307	-0.96%	7,740
2010	9.747811	10.480733	7.52%	7,950
2009	8.779155	9.747811	11.03%	8,138
2008*	10.000000	8.779155	-12.21%	8,193
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.910756	10.679510	-2.12%	0
2014	10.698239	10.910756	1.99%	0
2013*	10.000000	10.698239	6.98%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.052569	12.871531	-1.39%	7,721
2014	12.738613	13.052569	2.46%	7,931
2013	10.724538	12.738613	18.78%	8,140
2012	9.961053	10.724538	7.66%	8,326
2011	10.283022	9.961053	-3.13%	8,538
2010	9.287757	10.283022	10.72%	8,771
2009	8.010187	9.287757	15.95%	8,981
2008*	10.000000	8.010187	-19.90%	9,041
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.010200	10.746502	-2.40%	0
2014	10.779577	11.010200	2.14%	0
2013*	10.000000	10.779577	7.80%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.732346	13.506961	-1.64%	7,838
2014	13.353761	13.732346	2.84%	8,052
2013	10.971718	13.353761	21.71%	8,265
2012	10.072539	10.971718	8.93%	8,455
2011	10.565124	10.072539	-4.66%	8,671
2010	9.389714	10.565124	12.52%	8,908
2009	7.913563	9.389714	18.65%	9,122
2008*	10.000000	7.913563	-20.86%	9,183
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.711242	10.474562	-2.21%	0
2014	10.572944	10.711242	1.31%	0
2013*	10.000000	10.572944	5.73%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.982184	12.803380	-1.38%	7,251
2014	12.713590	12.982184	2.11%	7,447
2013	10.987757	12.713590	15.71%	7,643
2012	10.310988	10.987757	6.56%	7,818
2011	10.489066	10.310988	-1.70%	8,016
2010	9.615569	10.489066	9.08%	8,234
2009	8.496801	9.615569	13.17%	8,430
2008*	10.000000	8.496801	-15.03%	8,486
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.829077	21.454445	3.00%	1,829
2014	16.278411	20.829077	27.96%	1,907
2013	16.374889	16.278411	-0.59%	1,742
2012	14.151433	16.374889	15.71%	1,746
2011	13.708993	14.151433	3.23%	1,949
2010	10.851996	13.708993	26.33%	1,951
2009	8.930324	10.851996	21.52%	2,463
2008	14.203946	8.930324	-37.13%	1,838
2007	17.217135	14.203946	-17.50%	1,721
2006	13.463339	17.217135	27.88%	636
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.484951	28.149036	-4.53%	2,619
2014	29.146586	29.484951	1.16%	2,823
2013	18.959566	29.146586	53.73%	3,072
2012	15.088867	18.959566	25.65%	3,310
2011	16.288814	15.088867	-7.37%	3,482
2010	14.696051	16.288814	10.84%	3,496
2009	10.393511	14.696051	41.40%	3,680
2008	15.993844	10.393511	-35.02%	3,973
2007	13.083691	15.993844	22.24%	3,850
2006	12.338022	13.083691	6.04%	695
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.457385	17.483636	0.15%	3,313
2014	17.480697	17.457385	-0.13%	3,943
2013	12.404255	17.480697	40.93%	3,868
2012	11.999573	12.404255	3.37%	3,652
2011	13.654551	11.999573	-12.12%	3,396
2010	10.780469	13.654551	26.66%	3,602
2009	8.140342	10.780469	32.43%	3,934
2008	13.615513	8.140342	-40.21%	3,994
2007	12.202871	13.615513	11.58%	3,645
2006	11.816235	12.202871	3.27%	216

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.864936	17.508427	-7.19%	0
2014	17.927879	18.864936	5.23%	0
2013	13.658275	17.927879	31.26%	0
2012	11.712577	13.658275	16.61%	0
2011	13.662006	11.712577	-14.27%	0
2010	10.994114	13.662006	24.27%	0
2009	8.660071	10.994114	26.95%	0
2008	11.926743	8.660071	-27.39%	0
2007	12.656919	11.926743	-5.77%	0
2006	11.019082	12.656919	14.86%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.540143	17.511412	-5.55%	1,743
2014	17.000267	18.540143	9.06%	1,776
2013	12.778589	17.000267	33.04%	1,825
2012	10.935386	12.778589	16.86%	2,009
2011	12.002398	10.935386	-8.89%	2,540
2010	10.285625	12.002398	16.69%	2,439
2009	8.262289	10.285625	24.49%	2,665
2008	12.699784	8.262289	-34.94%	2,516
2007	12.680167	12.699784	0.15%	2,064
2006	11.035850	12.680167	14.90%	478
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.977000	11.655867	-2.68%	0
2014	11.605549	11.977000	3.20%	0
2013	9.278124	11.605549	25.09%	0
2012	8.143812	9.278124	13.93%	0
2011	8.623393	8.143812	-5.56%	0
2010	7.652889	8.623393	12.68%	0
2009	6.120205	7.652889	25.04%	0
2008	9.858408	6.120205	-37.92%	0
2007*	10.000000	9.858408	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.518535	11.352691	-1.44%	0
2014	11.278952	11.518535	2.12%	0
2013	10.945165	11.278952	3.05%	0
2012	10.586969	10.945165	3.38%	0
2011	10.462978	10.586969	1.19%	0
2010	10.051594	10.462978	4.09%	0
2009	9.373847	10.051594	7.23%	0
2008	10.147119	9.373847	-7.62%	0
2007*	10.000000	10.147119	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.221384	11.973397	-2.03%	0
2014	11.820308	12.221384	3.39%	0
2013	10.310334	11.820308	14.65%	0
2012	9.465635	10.310334	8.92%	0
2011	9.632878	9.465635	-1.74%	0
2010	8.835148	9.632878	9.03%	0
2009	7.544302	8.835148	17.11%	0
2008	9.992781	7.544302	-24.50%	0
2007*	10.000000	9.992781	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.133507	11.840177	-2.42%	0
2014	11.760383	12.133507	3.17%	0
2013	9.776066	11.760383	20.30%	0
2012	8.742529	9.776066	11.82%	0
2011	9.086654	8.742529	-3.79%	0
2010	8.192274	9.086654	10.92%	0
2009	6.699726	8.192274	22.28%	0
2008	9.934209	6.699726	-32.56%	0
2007*	10.000000	9.934209	-0.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.054831	11.846270	-1.73%	0
2014	11.708389	12.054831	2.96%	0
2013	10.779550	11.708389	8.62%	0
2012	10.150334	10.779550	6.20%	0
2011	10.116822	10.150334	0.33%	0
2010	9.484013	10.116822	6.67%	0
2009	8.421700	9.484013	12.61%	0
2008	10.084545	8.421700	-16.49%	0
2007*	10.000000	10.084545	0.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.858087	23.284988	-9.95%	130,456
2014	27.781518	25.858087	-6.92%	192,599
2013	22.597083	27.781518	22.94%	240,778
2012	19.299571	22.597083	17.09%	289,481
2011	21.168064	19.299571	-8.83%	338,445
2010	19.824976	21.168064	6.77%	419,765
2009	16.136375	19.824976	22.86%	425,876
2008	22.133217	16.136375	-27.09%	427,583
2007	15.633000	22.133217	41.58%	426,750
2006	13.242455	15.633000	18.05%	349,728
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.710926	18.323676	-2.07%	77,928
2014	17.703217	18.710926	5.69%	89,647
2013	14.566500	17.703217	21.53%	101,907
2012	13.268200	14.566500	9.79%	124,604
2011	13.070918	13.268200	1.51%	142,648
2010	11.360072	13.070918	15.06%	151,632
2009	10.211826	11.360072	11.24%	150,863
2008	13.156300	10.211826	-22.38%	155,529
2007	11.781759	13.156300	11.67%	191,730
2006	10.782248	11.781759	9.27%	209,852
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.487779	12.293862	-1.55%	155,051
2014	12.181873	12.487779	2.51%	180,446
2013	12.663561	12.181873	-3.80%	206,217
2012	12.185366	12.663561	3.92%	272,413
2011	11.557238	12.185366	5.43%	271,442
2010	11.093031	11.557238	4.18%	262,607
2009	10.535809	11.093031	5.29%	212,835
2008	10.690109	10.535809	-1.44%	210,915
2007	10.297745	10.690109	3.81%	180,724
2006	10.054002	10.297745	2.42%	101,490
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.518119	21.970483	-2.43%	92,657
2014	20.896763	22.518119	7.76%	122,525
2013	15.930521	20.896763	31.17%	141,529
2012	13.671662	15.930521	16.52%	166,089
2011	13.687127	13.671662	-0.11%	208,442
2010	11.522982	13.687127	18.78%	229,821
2009	9.456557	11.522982	21.85%	235,752
2008	14.755950	9.456557	-35.91%	268,082
2007	13.172355	14.755950	12.02%	285,734
2006	11.459681	13.172355	14.95%	277,792

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.460820	17.764899	-3.77%	63,756
2014	17.106474	18.460820	7.92%	99,391
2013	13.433066	17.106474	27.35%	103,646
2012	12.080947	13.433066	11.19%	118,268
2011	12.900728	12.080947	-6.35%	136,901
2010	11.283125	12.900728	14.34%	187,632
2009	9.741936	11.283125	15.82%	208,064
2008	15.472662	9.741936	-37.04%	230,831
2007	13.494067	15.472662	14.66%	225,897
2006	11.848218	13.494067	13.89%	186,161
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.755380	8.991907	-23.51%	29,917
2014	13.377836	11.755380	-12.13%	34,796
2013	10.657731	13.377836	25.52%	36,140
2012	10.700849	10.657731	-0.40%	37,798
2011	11.978810	10.700849	-10.67%	40,901
2010	9.997008	11.978810	19.82%	35,857
2009	7.243020	9.997008	38.02%	40,288
2008	13.689761	7.243020	-47.09%	39,901
2007	9.210232	13.689761	48.64%	38,063
2006*	10.000000	9.210232	-7.90%	22,229
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.108190	9.667619	-4.36%	4,622
2014	10.269334	10.108190	-1.57%	5,075
2013	10.273054	10.269334	-0.04%	5,309
2012	9.826537	10.273054	4.54%	7,185
2011*	10.000000	9.826537	-1.73%	1,952
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	17.071399	17.341884	1.58%	26,045
2014	17.211099	17.071399	-0.81%	32,509
2013	14.692681	17.211099	17.14%	38,383
2012	12.668070	14.692681	15.98%	50,735
2011	13.911949	12.668070	-8.94%	69,212
2010	12.335473	13.911949	12.78%	80,495
2009	9.894443	12.335473	24.67%	88,368
2008	17.407648	9.894443	-43.16%	85,259
2007	14.608443	17.407648	19.16%	87,403
2006	12.288922	14.608443	18.87%	58,078

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	11.041941	8.418919	-23.76%	51,260
2014	12.923595	11.041941	-14.56%	55,545
2013	12.201866	12.923595	5.91%	66,319
2012	12.190087	12.201866	0.10%	76,910
2011	15.794187	12.190087	-22.82%	93,080
2010	13.731983	15.794187	15.02%	97,800
2009	8.049072	13.731983	70.60%	105,787
2008	21.258617	8.049072	-62.14%	94,815
2007	15.079307	21.258617	40.98%	101,356
2006	12.229450	15.079307	23.30%	55,536
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.444860	20.474138	5.29%	75,043
2014	17.700518	19.444860	9.85%	95,161
2013	13.202265	17.700518	34.07%	148,269
2012	11.918953	13.202265	10.77%	213,869
2011	11.878574	11.918953	0.34%	264,748
2010	10.738995	11.878574	10.61%	353,625
2009	8.601475	10.738995	24.85%	390,809
2008	13.738354	8.601475	-37.39%	453,064
2007	11.115227	13.738354	20.76%	494,754
2006	10.770164	11.115227	3.20%	535,974
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.525480	17.935853	-8.14%	112,788
2014	19.501804	19.525480	0.12%	147,950
2013	17.963085	19.501804	8.57%	167,986
2012	15.410984	17.963085	16.56%	200,607
2011	14.901024	15.410984	3.42%	159,314
2010	13.204305	14.901024	12.85%	188,345
2009	9.178588	13.204305	43.86%	165,758
2008	11.949304	9.178588	-23.19%	135,054
2007	11.711105	11.949304	2.03%	128,992
2006	10.809529	11.711105	8.34%	103,108
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.743652	16.296368	-2.67%	27,494
2014	16.799460	16.743652	-0.33%	31,235
2013	13.688408	16.799460	22.73%	42,941
2012	12.294300	13.688408	11.34%	44,430
2011	14.530610	12.294300	-15.39%	63,725
2010	12.962342	14.530610	12.10%	73,426
2009	9.632472	12.962342	34.57%	71,851
2008	16.980463	9.632472	-43.27%	68,165
2007	15.730525	16.980463	7.95%	68,442
2006	12.351758	15.730525	27.35%	48,395

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.939909	9.851092	-0.89%	8,521
2014	10.019265	9.939909	-0.79%	8,747
2013	10.252867	10.019265	-2.28%	8,969
2012	10.095534	10.252867	1.56%	8,001
2011*	10.000000	10.095534	0.96%	737
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.797929	18.561944	-10.75%	9,268
2014	21.543462	20.797929	-3.46%	12,736
2013	13.940975	21.543462	54.53%	15,737
2012	12.687418	13.940975	9.88%	20,132
2011	13.886872	12.687418	-8.64%	34,018
2010	10.034283	13.886872	38.39%	40,869
2009	7.228469	10.034283	38.82%	31,992
2008	14.158773	7.228469	-48.95%	34,426
2007	13.534240	14.158773	4.61%	42,167
2006	12.269927	13.534240	10.30%	30,788
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.965484	21.259340	-7.43%	35,841
2014	21.669290	22.965484	5.98%	45,706
2013	16.973576	21.669290	27.66%	51,168
2012	15.213627	16.973576	11.57%	55,539
2011	15.571250	15.213627	-2.30%	72,727
2010	12.046692	15.571250	29.26%	80,444
2009	8.360150	12.046692	44.10%	80,048
2008	13.343410	8.360150	-37.35%	75,691
2007	12.060759	13.343410	10.63%	73,342
2006	11.307455	12.060759	6.66%	55,555
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.588660	9.422739	-1.73%	57,913
2014	9.757495	9.588660	-1.73%	37,257
2013	9.929304	9.757495	-1.73%	31,045
2012	10.104625	9.929304	-1.74%	52,471
2011	10.282047	10.104625	-1.73%	45,245
2010	10.457315	10.282047	-1.68%	43,080
2009	10.536250	10.457315	-0.75%	72,138
2008	10.494670	10.536250	0.40%	90,088
2007	10.211267	10.494670	2.78%	52,492
2006	9.962493	10.211267	2.50%	69,673
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.788657	13.593268	-1.42%	20,787
2014	13.384014	13.788657	3.02%	11,476
2013	10.715287	13.384014	24.91%	11,476
2012	9.721992	10.715287	10.22%	22,057
2011	10.323461	9.721992	-5.83%	22,149
2010	9.094926	10.323461	13.51%	25,974
2009	7.506569	9.094926	21.16%	26,068
2008*	10.000000	7.506569	-24.93%	26,171

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.466437	12.303450	-1.31%	23,110
2014	12.272347	12.466437	1.58%	23,401
2013	10.885714	12.272347	12.74%	23,914
2012	10.360061	10.885714	5.07%	19,425
2011	10.465598	10.360061	-1.01%	14,338
2010	9.738679	10.465598	7.46%	16,071
2009	8.775405	9.738679	10.98%	4,428
2008*	10.000000	8.775405	-12.25%	2,980
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.903075	10.666560	-2.17%	0
2014	10.696147	10.903075	1.93%	0
2013*	10.000000	10.696147	6.96%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	13.007234	12.820309	-1.44%	429,065
2014	12.700836	13.007234	2.41%	433,258
2013	10.698183	12.700836	18.72%	434,703
2012	9.941633	10.698183	7.61%	441,896
2011	10.268188	9.941633	-3.18%	332,867
2010	9.279077	10.268188	10.66%	178,973
2009	8.006784	9.279077	15.89%	147,415
2008*	10.000000	8.006784	-19.93%	78,948
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	11.002444	10.733459	-2.44%	0
2014	10.777462	11.002444	2.09%	0
2013*	10.000000	10.777462	7.77%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.684648	13.453191	-1.69%	310,021
2014	13.314149	13.684648	2.78%	312,758
2013	10.944739	13.314149	21.65%	323,031
2012	10.052892	10.944739	8.87%	316,051
2011	10.549878	10.052892	-4.71%	313,770
2010	9.380936	10.549878	12.46%	163,001
2009	7.910188	9.380936	18.59%	60,162
2008*	10.000000	7.910188	-20.90%	27,162
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.703698	10.461868	-2.26%	0
2014	10.570864	10.703698	1.26%	0
2013*	10.000000	10.570864	5.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.937111	12.752437	-1.43%	62,131
2014	12.675897	12.937111	2.06%	58,016
2013	10.960751	12.675897	15.65%	56,209
2012	10.290891	10.960751	6.51%	56,465
2011	10.473936	10.290891	-1.75%	36,738
2010	9.606580	10.473936	9.03%	40,072
2009	8.493176	9.606580	13.11%	30,205
2008*	10.000000	8.493176	-15.07%	7,467
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.719016	21.330230	2.95%	26,072
2014	16.200615	20.719016	27.89%	29,655
2013	16.304929	16.200615	-0.64%	28,290
2012	14.098154	16.304929	15.65%	42,317
2011	13.664319	14.098154	3.17%	41,079
2010	10.822120	13.664319	26.26%	33,493
2009	8.910273	10.822120	21.46%	31,488
2008	14.179316	8.910273	-37.16%	39,830
2007	17.196075	14.179316	-17.54%	38,848
2006	13.453700	17.196075	27.82%	43,152
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.322923	27.980099	-4.58%	58,695
2014	29.001174	29.322923	1.11%	76,057
2013	18.874570	29.001174	53.65%	87,919
2012	15.028880	18.874570	25.59%	107,884
2011	16.232307	15.028880	-7.41%	113,769
2010	14.652511	16.232307	10.78%	115,178
2009	10.367994	14.652511	41.32%	108,117
2008	15.962703	10.367994	-35.05%	103,860
2007	13.064891	15.962703	22.18%	119,996
2006	12.326552	13.064891	5.99%	92,209
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.361420	17.378695	0.10%	41,139
2014	17.393447	17.361420	-0.18%	47,614
2013	12.348622	17.393447	40.85%	51,641
2012	11.951846	12.348622	3.32%	42,214
2011	13.607148	11.951846	-12.16%	60,855
2010	10.748503	13.607148	26.60%	72,471
2009	8.120337	10.748503	32.37%	58,772
2008	13.588971	8.120337	-40.24%	60,249
2007	12.185314	13.588971	11.52%	72,418
2006	11.805225	12.185314	3.22%	66,419

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.761237	17.403321	-7.24%	13,699
2014	17.838397	18.761237	5.17%	18,998
2013	13.597010	17.838397	31.19%	22,908
2012	11.665984	13.597010	16.55%	32,798
2011	13.614577	11.665984	-14.31%	39,044
2010	10.961513	13.614577	24.20%	44,710
2009	8.638788	10.961513	26.89%	35,272
2008	11.903494	8.638788	-27.43%	38,180
2007	12.638716	11.903494	-5.82%	39,624
2006	11.008824	12.638716	14.81%	46,192
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.438235	17.406295	-5.60%	40,221
2014	16.915423	18.438235	9.00%	63,845
2013	12.721277	16.915423	32.97%	87,088
2012	10.891894	12.721277	16.80%	94,518
2011	11.960738	10.891894	-8.94%	141,519
2010	10.255141	11.960738	16.63%	186,701
2009	8.241999	10.255141	24.43%	198,043
2008	12.675047	8.241999	-34.97%	253,574
2007	12.661946	12.675047	0.10%	262,529
2006	11.025583	12.661946	14.84%	273,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.930361	11.604580	-2.73%	0
2014	11.566246	11.930361	3.15%	0
2013	9.251409	11.566246	25.02%	0
2012	8.124507	9.251409	13.87%	0
2011	8.607329	8.124507	-5.61%	0
2010	7.642519	8.607329	12.62%	0
2009	6.115019	7.642519	24.98%	2,098
2008	9.855066	6.115019	-37.95%	0
2007*	10.000000	9.855066	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	757
2010	11.503903	12.411964	7.89%	758
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.473682	11.302727	-1.49%	11,901
2014	11.240752	11.473682	2.07%	11,901
2013	10.913641	11.240752	3.00%	12,945
2012	10.561864	10.913641	3.33%	0
2011	10.443473	10.561864	1.13%	6,768
2010	10.037949	10.443473	4.04%	6,768
2009	9.365889	10.037949	7.18%	6,768
2008	10.143666	9.365889	-7.67%	0
2007*	10.000000	10.143666	1.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.173784	11.920704	-2.08%	62,072
2014	11.780270	12.173784	3.34%	70,176
2013	10.280635	11.780270	14.59%	64,076
2012	9.443182	10.280635	8.87%	64,582
2011	9.614905	9.443182	-1.79%	65,160
2010	8.823144	9.614905	8.97%	65,996
2009	7.537884	8.823144	17.05%	28,510
2008	9.989376	7.537884	-24.54%	21,941
2007*	10.000000	9.989376	-0.11%	7,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.086240	11.788055	-2.47%	27,006
2014	11.720529	12.086240	3.12%	35,014
2013	9.747885	11.720529	20.24%	28,438
2012	8.721778	9.747885	11.76%	29,767
2011	9.069692	8.721778	-3.84%	30,399
2010	8.181144	9.069692	10.86%	30,708
2009	6.694024	8.181144	22.22%	44,501
2008	9.930826	6.694024	-32.59%	37,712
2007*	10.000000	9.930826	-0.69%	11,284

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	12.007909	11.794166	-1.78%	1,657
2014	11.668759	12.007909	2.91%	1,641
2013	10.748517	11.668759	8.56%	1,662
2012	10.126280	10.748517	6.14%	1,597
2011	10.097963	10.126280	0.28%	1,590
2010	9.471147	10.097963	6.62%	5,141
2009	8.414561	9.471147	12.56%	6,233
2008	10.081119	8.414561	-16.53%	4,633
2007*	10.000000	10.081119	0.81%	1,157

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.715920	23.145177	-10.00%	0
2014	27.642848	25.715920	-6.97%	2,499
2013	22.495737	27.642848	22.88%	5,061
2012	19.222816	22.495737	17.03%	7,593
2011	21.094589	19.222816	-8.87%	13,531
2010	19.766216	21.094589	6.72%	17,156
2009	16.096726	19.766216	22.80%	19,501
2008	22.090088	16.096726	-27.13%	23,773
2007	15.610523	22.090088	41.51%	24,591
2006	13.230130	15.610523	17.99%	21,934
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.608082	18.213676	-2.12%	0
2014	17.614871	18.608082	5.64%	2,943
2013	14.501183	17.614871	21.47%	4,529
2012	13.215443	14.501183	9.73%	4,797
2011	13.025555	13.215443	1.46%	7,481
2010	11.326411	13.025555	15.00%	12,253
2009	10.186750	11.326411	11.19%	13,438
2008	13.130677	10.186750	-22.42%	14,862
2007	11.764827	13.130677	11.61%	14,952
2006	10.772217	11.764827	9.21%	14,971
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.419120	12.220044	-1.60%	0
2014	12.121067	12.419120	2.46%	1,346
2013	12.606768	12.121067	-3.85%	2,051
2012	12.136901	12.606768	3.87%	4,972
2011	11.517115	12.136901	5.38%	4,848
2010	11.060142	11.517115	4.13%	8,571
2009	10.509927	11.060142	5.24%	6,257
2008	10.669280	10.509927	-1.49%	10,961
2007	10.282954	10.669280	3.76%	11,592
2006	10.044654	10.282954	2.37%	9,555
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.394351	21.838607	-2.48%	0
2014	20.792481	22.394351	7.70%	3,638
2013	15.859090	20.792481	31.11%	7,749
2012	13.617307	15.859090	16.46%	13,829
2011	13.639629	13.617307	-0.16%	18,006
2010	11.488828	13.639629	18.72%	20,523
2009	9.433325	11.488828	21.79%	19,689
2008	14.727212	9.433325	-35.95%	22,102
2007	13.153430	14.727212	11.96%	22,989
2006	11.449027	13.153430	14.89%	23,336

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.359262	17.658173	-3.82%	0
2014	17.021019	18.359262	7.86%	0
2013	13.372775	17.021019	27.28%	574
2012	12.032871	13.372775	11.14%	2,394
2011	12.855926	12.032871	-6.40%	5,288
2010	11.249657	12.855926	14.28%	7,200
2009	9.717993	11.249657	15.76%	6,980
2008	15.442506	9.717993	-37.07%	8,211
2007	13.474667	15.442506	14.60%	8,784
2006	11.837187	13.474667	13.83%	8,867
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.703593	8.947722	-23.55%	0
2014	13.325692	11.703593	-12.17%	0
2013	10.621590	13.325692	25.46%	0
2012	10.670000	10.621590	-0.45%	0
2011	11.950360	10.670000	-10.71%	0
2010	9.978349	11.950360	19.76%	0
2009	7.233179	9.978349	37.95%	0
2008	13.678145	7.233179	-47.12%	0
2007	9.207116	13.678145	48.56%	0
2006*	10.000000	9.207116	-7.93%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.089339	9.644680	-4.41%	0
2014	10.255395	10.089339	-1.62%	0
2013	10.264333	10.255395	-0.09%	0
2012	9.823217	10.264333	4.49%	0
2011*	10.000000	9.823217	-1.77%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.977549	17.237778	1.53%	0
2014	17.125198	16.977549	-0.86%	0
2013	14.626794	17.125198	17.08%	0
2012	12.617690	14.626794	15.92%	0
2011	13.863658	12.617690	-8.99%	0
2010	12.298901	13.863658	12.72%	0
2009	9.870127	12.298901	24.61%	0
2008	17.373728	9.870127	-43.19%	0
2007	14.587436	17.373728	19.10%	0
2006	12.277482	14.587436	18.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.988151	8.373638	-23.79%	0
2014	12.867191	10.988151	-14.60%	0
2013	12.154801	12.867191	5.86%	0
2012	12.149259	12.154801	0.05%	0
2011	15.749294	12.149259	-22.86%	0
2010	13.699923	15.749294	14.96%	136
2009	8.034380	13.699923	70.52%	137
2008	21.230671	8.034380	-62.16%	137
2007	15.067189	21.230671	40.91%	137
2006	12.225828	15.067189	23.24%	137
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.338003	20.351249	5.24%	0
2014	17.612216	19.338003	9.80%	3,860
2013	13.143081	17.612216	34.00%	13,373
2012	11.871578	13.143081	10.71%	27,907
2011	11.837365	11.871578	0.29%	35,999
2010	10.707179	11.837365	10.56%	52,345
2009	8.580350	10.707179	24.79%	55,631
2008	13.711597	8.580350	-37.42%	56,707
2007	11.099249	13.711597	20.70%	65,192
2006	10.760148	11.099249	3.15%	70,454
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.418118	17.828137	-8.19%	0
2014	19.404430	19.418118	0.07%	0
2013	17.882485	19.404430	8.51%	0
2012	15.349668	17.882485	16.50%	0
2011	14.849276	15.349668	3.37%	919
2010	13.165149	14.849276	12.79%	448
2009	9.156035	13.165149	43.79%	449
2008	11.926016	9.156035	-23.23%	449
2007	11.694263	11.926016	1.98%	450
2006	10.799469	11.694263	8.29%	451
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.651611	16.198524	-2.72%	0
2014	16.715612	16.651611	-0.38%	0
2013	13.627005	16.715612	22.67%	0
2012	12.245392	13.627005	11.28%	0
2011	14.480174	12.245392	-15.43%	0
2010	12.923909	14.480174	12.04%	0
2009	9.608798	12.923909	34.50%	0
2008	16.947363	9.608798	-43.30%	0
2007	15.707900	16.947363	7.89%	0
2006	12.340254	15.707900	27.29%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.921364	9.827716	-0.94%	0
2014	10.005667	9.921364	-0.84%	0
2013	10.244175	10.005667	-2.33%	0
2012	10.092123	10.244175	1.51%	0
2011*	10.000000	10.092123	0.92%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.683483	18.450408	-10.80%	0
2014	21.435824	20.683483	-3.51%	0
2013	13.878378	21.435824	54.45%	0
2012	12.636899	13.878378	9.82%	0
2011	13.838622	12.636899	-8.68%	0
2010	10.004511	13.838622	38.32%	0
2009	7.210688	10.004511	38.75%	0
2008	14.131155	7.210688	-48.97%	0
2007	13.514765	14.131155	4.56%	0
2006	12.258504	13.514765	10.25%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.853781	21.145165	-7.48%	0
2014	21.574873	22.853781	5.93%	0
2013	16.908213	21.574873	27.60%	0
2012	15.162773	16.908213	11.51%	0
2011	15.527086	15.162773	-2.35%	0
2010	12.018634	15.527086	29.19%	74
2009	8.344923	12.018634	44.02%	74
2008	13.325893	8.344923	-37.38%	74
2007	12.051086	13.325893	10.58%	75
2006	11.304117	12.051086	6.61%	75
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.535114	9.365351	-1.78%	0
2014	9.707944	9.535114	-1.78%	0
2013	9.883913	9.707944	-1.78%	11,823
2012	10.063570	9.883913	-1.79%	1,085
2011	10.245471	10.063570	-1.78%	2,267
2010	10.425423	10.245471	-1.73%	2,955
2009	10.509467	10.425423	-0.80%	18,539
2008	10.473324	10.509467	0.35%	3,349
2007	10.195714	10.473324	2.72%	589
2006	9.952370	10.195714	2.45%	590
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.740756	13.539146	-1.47%	0
2014	13.344305	13.740756	2.97%	0
2013	10.688925	13.344305	24.84%	0
2012	9.703020	10.688925	10.16%	0
2011	10.308571	9.703020	-5.87%	0
2010	9.086419	10.308571	13.45%	0
2009	7.503371	9.086419	21.10%	0
2008*	10.000000	7.503371	-24.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.423153	12.254504	-1.36%	0
2014	12.235958	12.423153	1.53%	0
2013	10.858961	12.235958	12.68%	0
2012	10.339872	10.858961	5.02%	0
2011	10.450513	10.339872	-1.06%	0
2010	9.729589	10.450513	7.41%	0
2009	8.771673	9.729589	10.92%	0
2008*	10.000000	8.771673	-12.28%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.895370	10.653587	-2.22%	0
2014	10.694038	10.895370	1.88%	0
2013*	10.000000	10.694038	6.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.962053	12.769265	-1.49%	0
2014	12.663152	12.962053	2.36%	0
2013	10.671866	12.663152	18.66%	0
2012	9.922244	10.671866	7.55%	0
2011	10.253371	9.922244	-3.23%	0
2010	9.270396	10.253371	10.60%	0
2009	8.003363	9.270396	15.83%	0
2008*	10.000000	8.003363	-19.97%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.994687	10.720425	-2.49%	0
2014	10.775343	10.994687	2.04%	0
2013*	10.000000	10.775343	7.75%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.637131	13.399648	-1.74%	0
2014	13.274672	13.637131	2.73%	0
2013	10.917838	13.274672	21.59%	0
2012	10.033309	10.917838	8.82%	0
2011	10.534677	10.033309	-4.76%	0
2010	9.372177	10.534677	12.40%	0
2009	7.906812	9.372177	18.53%	0
2008*	10.000000	7.906812	-20.93%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.696155	10.449167	-2.31%	0
2014	10.568792	10.696155	1.21%	0
2013*	10.000000	10.568792	5.69%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.892162	12.701668	-1.48%	0
2014	12.638285	12.892162	2.01%	0
2013	10.933791	12.638285	15.59%	0
2012	10.270811	10.933791	6.45%	0
2011	10.458814	10.270811	-1.80%	0
2010	9.597598	10.458814	8.97%	0
2009	8.489561	9.597598	13.05%	0
2008*	10.000000	8.489561	-15.10%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.609463	21.206652	2.90%	0
2014	16.123155	20.609463	27.83%	0
2013	16.235231	16.123155	-0.69%	0
2012	14.045059	16.235231	15.59%	0
2011	13.619767	14.045059	3.12%	0
2010	10.792324	13.619767	26.20%	0
2009	8.890277	10.792324	21.39%	0
2008	14.154722	8.890277	-37.19%	0
2007	17.175049	14.154722	-17.59%	0
2006	13.444055	17.175049	27.75%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.161677	27.812079	-4.63%	0
2014	28.856377	29.161677	1.06%	0
2013	18.789875	28.856377	53.57%	0
2012	14.969078	18.789875	25.52%	0
2011	16.175927	14.969078	-7.46%	1,379
2010	14.609041	16.175927	10.73%	1,379
2009	10.342497	14.609041	41.25%	1,379
2008	15.931564	10.342497	-35.08%	1,379
2007	13.046076	15.931564	22.12%	1,379
2006	12.315049	13.046076	5.94%	1,379
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.265906	17.274286	0.05%	0
2014	17.306572	17.265906	-0.23%	0
2013	12.293193	17.306572	40.78%	0
2012	11.904282	12.293193	3.27%	0
2011	13.559891	11.904282	-12.21%	1,554
2010	10.716623	13.559891	26.53%	1,554
2009	8.100379	10.716623	32.30%	1,620
2008	13.562493	8.100379	-40.27%	1,621
2007	12.167795	13.562493	11.46%	1,622
2006	11.794236	12.167795	3.17%	1,623

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.658046	17.298786	-7.29%	0
2014	17.749329	18.658046	5.12%	0
2013	13.535998	17.749329	31.13%	0
2012	11.619568	13.535998	16.49%	0
2011	13.567294	11.619568	-14.36%	199
2010	10.929001	13.567294	24.14%	2,172
2009	8.617549	10.929001	26.82%	265
2008	11.880302	8.617549	-27.46%	266
2007	12.620544	11.880302	-5.87%	266
2006	10.998567	12.620544	14.75%	267
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.336814	17.301736	-5.64%	0
2014	16.830949	18.336814	8.95%	860
2013	12.664179	16.830949	32.90%	7,337
2012	10.848533	12.664179	16.74%	14,361
2011	11.919184	10.848533	-8.98%	18,454
2010	10.224701	11.919184	16.57%	20,514
2009	8.221721	10.224701	24.36%	20,954
2008	12.650327	8.221721	-35.01%	26,180
2007	12.643728	12.650327	0.05%	33,088
2006	11.015308	12.643728	14.78%	33,648
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.883860	11.553461	-2.78%	0
2014	11.527033	11.883860	3.10%	0
2013	9.224742	11.527033	24.96%	0
2012	8.105218	9.224742	13.81%	0
2011	8.591265	8.105218	-5.66%	0
2010	7.632136	8.591265	12.57%	0
2009	6.109821	7.632136	24.92%	0
2008	9.851715	6.109821	-37.98%	0
2007*	10.000000	9.851715	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.429017	11.253002	-1.54%	0
2014	11.202687	11.429017	2.02%	0
2013	10.882226	11.202687	2.94%	0
2012	10.536836	10.882226	3.28%	0
2011	10.424008	10.536836	1.08%	0
2010	10.024340	10.424008	3.99%	0
2009	9.357940	10.024340	7.12%	0
2008	10.140218	9.357940	-7.71%	0
2007*	10.000000	10.140218	1.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.126314	11.868184	-2.13%	0
2014	11.740307	12.126314	3.29%	0
2013	10.250989	11.740307	14.53%	0
2012	9.420763	10.250989	8.81%	0
2011	9.596956	9.420763	-1.84%	0
2010	8.811163	9.596956	8.92%	0
2009	7.531483	8.811163	16.99%	0
2008	9.985979	7.531483	-24.58%	0
2007*	10.000000	9.985979	-0.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	12.039157	11.736156	-2.52%	0
2014	11.680820	12.039157	3.07%	0
2013	9.719804	11.680820	20.18%	0
2012	8.701080	9.719804	11.71%	0
2011	9.052766	8.701080	-3.88%	0
2010	8.170033	9.052766	10.80%	0
2009	6.688333	8.170033	22.15%	0
2008	9.927441	6.688333	-32.63%	0
2007*	10.000000	9.927441	-0.73%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.961114	11.742222	-1.83%	0
2014	11.629195	11.961114	2.85%	0
2013	10.717541	11.629195	8.51%	0
2012	10.102245	10.717541	6.09%	0
2011	10.079117	10.102245	0.23%	0
2010	9.458287	10.079117	6.56%	0
2009	8.407406	9.458287	12.50%	0
2008	10.077679	8.407406	-16.57%	0
2007*	10.000000	10.077679	0.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.574483	23.006149	-10.04%	230,564
2014	27.504836	25.574483	-7.02%	368,275
2013	22.394817	27.504836	22.82%	553,682
2012	19.146343	22.394817	16.97%	789,512
2011	21.021358	19.146343	-8.92%	1,012,945
2010	19.707613	21.021358	6.67%	1,182,418
2009	16.057183	19.707613	22.73%	1,314,202
2008	22.047061	16.057183	-27.17%	1,393,675
2007	15.588082	22.047061	41.44%	1,260,311
2006	13.217823	15.588082	17.93%	903,484
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.505710	18.104257	-2.17%	60,428
2014	17.526894	18.505710	5.58%	110,481
2013	14.436102	17.526894	21.41%	145,399
2012	13.162850	14.436102	9.67%	191,023
2011	12.980315	13.162850	1.41%	232,764
2010	11.292808	12.980315	14.94%	254,956
2009	10.161694	11.292808	11.13%	272,589
2008	13.105070	10.161694	-22.46%	295,243
2007	11.747896	13.105070	11.55%	258,149
2006	10.762180	11.747896	9.16%	188,996
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.350795	12.146635	-1.65%	77,426
2014	12.060511	12.350795	2.41%	130,851
2013	12.550184	12.060511	-3.90%	204,008
2012	12.088597	12.550184	3.82%	321,676
2011	11.477099	12.088597	5.33%	298,891
2010	11.027337	11.477099	4.08%	358,945
2009	10.484086	11.027337	5.18%	256,544
2008	10.648471	10.484086	-1.54%	280,514
2007	10.268144	10.648471	3.70%	264,117
2006	10.035288	10.268144	2.32%	133,087
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.271129	21.707378	-2.53%	110,520
2014	20.688600	22.271129	7.65%	195,748
2013	15.787885	20.688600	31.04%	297,815
2012	13.563086	15.787885	16.40%	385,805
2011	13.592219	13.563086	-0.21%	498,631
2010	11.454727	13.592219	18.66%	553,669
2009	9.410117	11.454727	21.73%	639,237
2008	14.698474	9.410117	-35.98%	673,148
2007	13.134476	14.698474	11.91%	644,668
2006	11.438337	13.134476	14.83%	485,943

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.258294	17.552113	-3.87%	95,135
2014	16.936043	18.258294	7.81%	155,859
2013	13.312781	16.936043	27.22%	222,667
2012	11.984997	13.312781	11.08%	315,351
2011	12.811286	11.984997	-6.45%	427,240
2010	11.216300	12.811286	14.22%	482,577
2009	9.694109	11.216300	15.70%	537,339
2008	15.412418	9.694109	-37.10%	559,008
2007	13.455298	15.412418	14.55%	523,014
2006	11.826181	13.455298	13.78%	363,355
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.652032	8.903759	-23.59%	2,028
2014	13.273755	11.652032	-12.22%	9,340
2013	10.585577	13.273755	25.39%	6,718
2012	10.639249	10.585577	-0.50%	6,996
2011	11.921965	10.639249	-10.76%	55,381
2010	9.959699	11.921965	19.70%	56,256
2009	7.223338	9.959699	37.88%	55,853
2008	13.666521	7.223338	-47.15%	31,634
2007	9.204002	13.666521	48.48%	29,876
2006*	10.000000	9.204002	-7.96%	316
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.070529	9.621791	-4.46%	3,707
2014	10.241491	10.070529	-1.67%	5,084
2013	10.255638	10.241491	-0.14%	5,253
2012	9.819903	10.255638	4.44%	3,746
2011*	10.000000	9.819903	-1.80%	3,142
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.884104	17.134158	1.48%	8,060
2014	17.039620	16.884104	-0.91%	9,920
2013	14.561108	17.039620	17.02%	10,865
2012	12.567448	14.561108	15.86%	12,574
2011	13.815492	12.567448	-9.03%	15,490
2010	12.262405	13.815492	12.67%	18,923
2009	9.845858	12.262405	24.54%	21,685
2008	17.339851	9.845858	-43.22%	38,875
2007	14.566443	17.339851	19.04%	35,206
2006	12.266044	14.566443	18.75%	13,204

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.934639	8.328604	-23.83%	14,174
2014	12.811075	10.934639	-14.65%	21,797
2013	12.107960	12.811075	5.81%	23,830
2012	12.108624	12.107960	-0.01%	26,891
2011	15.704601	12.108624	-22.90%	27,106
2010	13.667983	15.704601	14.90%	41,051
2009	8.019723	13.667983	70.43%	39,927
2008	21.202788	8.019723	-62.18%	51,866
2007	15.055105	21.202788	40.83%	47,279
2006	12.222219	15.055105	23.18%	26,537
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.231554	20.228935	5.19%	131,238
2014	17.524185	19.231554	9.74%	227,629
2013	13.084047	17.524185	33.94%	355,372
2012	11.824291	13.084047	10.65%	522,669
2011	11.796210	11.824291	0.24%	666,275
2010	10.675388	11.796210	10.50%	742,178
2009	8.559234	10.675388	24.72%	825,025
2008	13.684833	8.559234	-37.45%	867,095
2007	11.083253	13.684833	20.63%	833,293
2006	10.750100	11.083253	3.10%	670,824
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.311329	17.721060	-8.23%	26,277
2014	19.307555	19.311329	0.02%	31,925
2013	17.802280	19.307555	8.46%	38,363
2012	15.288623	17.802280	16.44%	41,432
2011	14.797730	15.288623	3.32%	33,670
2010	13.126125	14.797730	12.73%	34,586
2009	9.133524	13.126125	43.71%	18,396
2008	11.902773	9.133524	-23.27%	14,768
2007	11.677448	11.902773	1.93%	13,656
2006	10.789406	11.677448	8.23%	10,660
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.559990	16.101196	-2.77%	9,062
2014	16.632106	16.559990	-0.43%	26,049
2013	13.565844	16.632106	22.60%	28,105
2012	12.196652	13.565844	11.23%	35,571
2011	14.429880	12.196652	-15.48%	37,248
2010	12.885571	14.429880	11.98%	38,117
2009	9.585178	12.885571	34.43%	34,856
2008	16.914355	9.585178	-43.33%	19,352
2007	15.685322	16.914355	7.84%	17,040
2006	12.328771	15.685322	27.23%	13,054

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.902864	9.804400	-0.99%	3,211
2014	9.992089	9.902864	-0.89%	3,357
2013	10.235488	9.992089	-2.38%	670
2012	10.088710	10.235488	1.45%	3,456
2011*	10.000000	10.088710	0.89%	9,193
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.569607	18.339480	-10.84%	2,611
2014	21.328672	20.569607	-3.56%	4,496
2013	13.816025	21.328672	54.38%	5,589
2012	12.586553	13.816025	9.77%	7,013
2011	13.790500	12.586553	-8.73%	7,185
2010	9.974797	13.790500	38.25%	8,045
2009	7.192934	9.974797	38.67%	5,456
2008	14.103582	7.192934	-49.00%	4,310
2007	13.495307	14.103582	4.51%	4,655
2006	12.247075	13.495307	10.19%	3,925
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.742475	21.031456	-7.52%	101,354
2014	21.480723	22.742475	5.87%	142,341
2013	16.842999	21.480723	27.54%	229,069
2012	15.112000	16.842999	11.45%	331,045
2011	15.482961	15.112000	-2.40%	442,562
2010	11.990581	15.482961	29.13%	505,706
2009	8.329691	11.990581	43.95%	540,863
2008	13.308372	8.329691	-37.41%	524,793
2007	12.041399	13.308372	10.52%	500,570
2006	11.300782	12.041399	6.55%	351,552
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.481857	9.308307	-1.83%	27,171
2014	9.658636	9.481857	-1.83%	42,909
2013	9.838722	9.658636	-1.83%	51,611
2012	10.022672	9.838722	-1.84%	53,591
2011	10.209018	10.022672	-1.83%	170,051
2010	10.393621	10.209018	-1.78%	74,176
2009	10.482743	10.393621	-0.85%	116,557
2008	10.452012	10.482743	0.29%	128,588
2007	10.180180	10.452012	2.67%	66,094
2006	9.942254	10.180180	2.39%	44,031
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.693009	13.485235	-1.52%	180,198
2014	13.304711	13.693009	2.92%	208,036
2013	10.662634	13.304711	24.78%	223,564
2012	9.684109	10.662634	10.10%	266,781
2011	10.293701	9.684109	-5.92%	285,908
2010	9.077928	10.293701	13.39%	272,761
2009	7.500171	9.077928	21.04%	273,857
2008*	10.000000	7.500171	-25.00%	244,195

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.379995	12.205712	-1.41%	213,662
2014	12.199662	12.379995	1.48%	224,918
2013	10.832260	12.199662	12.62%	300,381
2012	10.319714	10.832260	4.97%	222,795
2011	10.435432	10.319714	-1.11%	138,538
2010	9.720500	10.435432	7.35%	50,400
2009	8.767939	9.720500	10.86%	1,176
2008*	10.000000	8.767939	-12.32%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.887681	10.640656	-2.27%	0
2014	10.691937	10.887681	1.83%	0
2013*	10.000000	10.691937	6.92%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.917016	12.718429	-1.54%	1,189,819
2014	12.625588	12.917016	2.31%	1,204,133
2013	10.645621	12.625588	18.60%	1,238,300
2012	9.902897	10.645621	7.50%	883,477
2011	10.238580	9.902897	-3.28%	571,622
2010	9.261745	10.238580	10.55%	416,143
2009	7.999951	9.261745	15.77%	329,602
2008*	10.000000	7.999951	-20.00%	269,926
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.986914	10.707392	-2.54%	0
2014	10.773213	10.986914	1.98%	0
2013*	10.000000	10.773213	7.73%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.589749	13.346303	-1.79%	75,340
2014	13.235289	13.589749	2.68%	447,414
2013	10.890988	13.235289	21.53%	550,219
2012	10.013729	10.890988	8.76%	594,889
2011	10.519463	10.013729	-4.81%	593,117
2010	9.363404	10.519463	12.35%	572,254
2009	7.903442	9.363404	18.47%	517,469
2008*	10.000000	7.903442	-20.97%	487,821
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.688603	10.436475	-2.36%	0
2014	10.566707	10.688603	1.15%	0
2013*	10.000000	10.566707	5.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.847356	12.651075	-1.53%	344,074
2014	12.600781	12.847356	1.96%	423,292
2013	10.906897	12.600781	15.53%	459,659
2012	10.250777	10.906897	6.40%	554,190
2011	10.443719	10.250777	-1.85%	404,569
2010	9.588625	10.443719	8.92%	333,537
2009	8.485946	9.588625	12.99%	294,965
2008*	10.000000	8.485946	-15.14%	275,997
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.500478	21.083770	2.85%	15,457
2014	16.046056	20.500478	27.76%	8,983
2013	16.165831	16.046056	-0.74%	5,731
2012	13.992152	16.165831	15.53%	8,093
2011	13.575358	13.992152	3.07%	6,810
2010	10.762600	13.575358	26.13%	7,264
2009	8.870298	10.762600	21.33%	10,857
2008	14.130142	8.870298	-37.22%	11,906
2007	17.154012	14.130142	-17.63%	12,796
2006	13.434409	17.154012	27.69%	18,850
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	29.001272	27.645010	-4.68%	23,396
2014	28.712266	29.001272	1.01%	20,197
2013	18.705548	28.712266	53.50%	21,080
2012	14.909507	18.705548	25.46%	26,192
2011	16.119746	14.909507	-7.51%	24,009
2010	14.565706	16.119746	10.67%	27,781
2009	10.317071	14.565706	41.18%	26,954
2008	15.900519	10.317071	-35.11%	45,033
2007	13.027326	15.900519	22.06%	43,373
2006	12.303593	13.027326	5.88%	19,709
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.170924	17.170504	0.00%	17,235
2014	17.220145	17.170924	-0.29%	18,325
2013	12.238021	17.220145	40.71%	19,550
2012	11.856906	12.238021	3.21%	25,739
2011	13.512796	11.856906	-12.25%	18,073
2010	10.684834	13.512796	26.47%	20,322
2009	8.080459	10.684834	32.23%	21,253
2008	13.536054	8.080459	-40.30%	19,996
2007	12.150289	13.536054	11.41%	18,380
2006	11.783245	12.150289	3.11%	15,188

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.555349	17.194800	-7.33%	20,288
2014	17.660621	18.555349	5.07%	21,595
2013	13.475210	17.660621	31.06%	24,982
2012	11.573295	13.475210	16.43%	27,893
2011	13.520143	11.573295	-14.40%	55,729
2010	10.896555	13.520143	24.08%	55,904
2009	8.596349	10.896555	26.76%	41,084
2008	11.857125	8.596349	-27.50%	11,336
2007	12.602388	11.857125	-5.91%	13,055
2006	10.988323	12.602388	14.69%	10,518
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.235918	17.197768	-5.69%	76,220
2014	16.746865	18.235918	8.89%	135,906
2013	12.607323	16.746865	32.83%	202,330
2012	10.805351	12.607323	16.68%	281,958
2011	11.877782	10.805351	-9.03%	392,365
2010	10.194381	11.877782	16.51%	459,011
2009	8.201513	10.194381	24.30%	511,311
2008	12.625678	8.201513	-35.04%	554,617
2007	12.625552	12.625678	0.00%	544,799
2006	11.005056	12.625552	14.73%	418,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.837551	11.502573	-2.83%	53,085
2014	11.487954	11.837551	3.04%	57,300
2013	9.198145	11.487954	24.89%	57,994
2012	8.085978	9.198145	13.75%	59,308
2011	8.575212	8.085978	-5.71%	67,600
2010	7.621753	8.575212	12.51%	78,481
2009	6.104611	7.621753	24.85%	78,748
2008	9.848355	6.104611	-38.01%	85,191
2007*	10.000000	9.848355	-1.52%	86,264
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.053137	14.748986	-2.02%	31,365
2014	14.664468	15.053137	2.65%	25,580
2013	13.172548	14.664468	11.33%	46,658
2012	12.269767	13.172548	7.36%	42,234
2011	12.390907	12.269767	-0.98%	11,258
2010	11.496080	12.390907	7.78%	1,841
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.384460	11.203423	-1.59%	7,637
2014	11.164691	11.384460	1.97%	12,779
2013	10.850847	11.164691	2.89%	16,065
2012	10.511821	10.850847	3.23%	26,206
2011	10.404539	10.511821	1.03%	23,183
2010	10.010718	10.404539	3.93%	18,739
2009	9.349985	10.010718	7.07%	16,876
2008	10.136764	9.349985	-7.76%	16,887
2007*	10.000000	10.136764	1.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.079050	11.815901	-2.18%	131,741
2014	11.700501	12.079050	3.24%	112,041
2013	10.221429	11.700501	14.47%	173,580
2012	9.398385	10.221429	8.76%	217,744
2011	9.579027	9.398385	-1.89%	252,008
2010	8.799181	9.579027	8.86%	248,919
2009	7.525077	8.799181	16.93%	262,949
2008	9.982586	7.525077	-24.62%	297,214
2007*	10.000000	9.982586	-0.17%	204,766
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.992248	11.684479	-2.57%	82,488
2014	11.641233	11.992248	3.02%	162,447
2013	9.691803	11.641233	20.11%	214,155
2012	8.680442	9.691803	11.65%	232,488
2011	9.035887	8.680442	-3.93%	244,847
2010	8.158942	9.035887	10.75%	255,164
2009	6.682658	8.158942	22.09%	263,386
2008	9.924073	6.682658	-32.66%	310,899
2007*	10.000000	9.924073	-0.76%	191,467

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.914501	11.690508	-1.88%	34,753
2014	11.589785	11.914501	2.80%	41,250
2013	10.686647	11.589785	8.45%	70,229
2012	10.078269	10.686647	6.04%	90,545
2011	10.060307	10.078269	0.18%	123,491
2010	9.445438	10.060307	6.51%	125,469
2009	8.400258	9.445438	12.44%	123,425
2008	10.074251	8.400258	-16.62%	137,197
2007*	10.000000	10.074251	0.74%	129,475

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.433726	22.867861	-10.09%	53,128
2014	27.367401	25.433726	-7.07%	85,964
2013	22.294267	27.367401	22.76%	138,369
2012	19.070120	22.294267	16.91%	217,352
2011	20.948329	19.070120	-8.97%	248,371
2010	19.649151	20.948329	6.61%	312,557
2009	16.017704	19.649151	22.67%	349,832
2008	22.004077	16.017704	-27.21%	355,337
2007	15.565649	22.004077	41.36%	344,723
2006	13.205502	15.565649	17.87%	319,401
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.403874	17.995444	-2.22%	23,758
2014	17.439328	18.403874	5.53%	32,066
2013	14.371295	17.439328	21.35%	64,834
2012	13.110445	14.371295	9.62%	65,084
2011	12.935204	13.110445	1.35%	95,923
2010	11.259293	12.935204	14.88%	107,525
2009	10.136693	11.259293	11.07%	112,930
2008	13.079495	10.136693	-22.50%	126,965
2007	11.730976	13.079495	11.50%	132,969
2006	10.752145	11.730976	9.10%	125,495
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.282818	12.073634	-1.70%	3,807
2014	12.000245	12.282818	2.35%	29,312
2013	12.493839	12.000245	-3.95%	43,458
2012	12.040485	12.493839	3.77%	63,652
2011	11.437232	12.040485	5.27%	74,832
2010	10.994627	11.437232	4.03%	112,134
2009	10.458316	10.994627	5.13%	60,622
2008	10.627711	10.458316	-1.59%	76,628
2007	10.253378	10.627711	3.65%	68,556
2006	10.025939	10.253378	2.27%	45,135
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.148552	21.576902	-2.58%	24,054
2014	20.585230	22.148552	7.59%	41,298
2013	15.717003	20.585230	30.97%	77,149
2012	13.509086	15.717003	16.34%	122,440
2011	13.544989	13.509086	-0.27%	155,324
2010	11.420729	13.544989	18.60%	198,191
2009	9.386964	11.420729	21.67%	199,564
2008	14.669808	9.386964	-36.01%	218,952
2007	13.115589	14.669808	11.85%	229,941
2006	11.427682	13.115589	14.77%	232,951

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.157804	17.446616	-3.92%	23,021
2014	16.851404	18.157804	7.75%	36,916
2013	13.252986	16.851404	27.15%	68,640
2012	11.937264	13.252986	11.02%	83,702
2011	12.766747	11.937264	-6.50%	122,878
2010	11.182998	12.766747	14.16%	154,404
2009	9.670256	11.182998	15.64%	182,999
2008	15.382357	9.670256	-37.13%	189,797
2007	13.435932	15.382357	14.49%	189,128
2006	11.815157	13.435932	13.72%	188,185
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.600625	8.859947	-23.63%	1,328
2014	13.221947	11.600625	-12.26%	1,087
2013	10.549636	13.221947	25.33%	2,354
2012	10.608544	10.549636	-0.56%	2,614
2011	11.893610	10.608544	-10.80%	2,289
2010	9.941071	11.893610	19.64%	5,219
2009	7.213509	9.941071	37.81%	3,515
2008	13.654905	7.213509	-47.17%	2,911
2007	9.200892	13.654905	48.41%	238
2006*	10.000000	9.200892	-7.99%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.051725	9.598937	-4.50%	0
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
2011*	10.000000	9.816587	-1.83%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.791161	17.031164	1.43%	216
2014	16.954457	16.791161	-0.96%	217
2013	14.495708	16.954457	16.96%	276
2012	12.517393	14.495708	15.80%	1,732
2011	13.767474	12.517393	-9.08%	1,992
2010	12.226013	13.767474	12.61%	3,517
2009	9.821633	12.226013	24.48%	3,644
2008	17.306037	9.821633	-43.25%	3,543
2007	14.545478	17.306037	18.98%	2,888
2006	12.254611	14.545478	18.69%	3,147

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.881321	8.283760	-23.87%	8,708
2014	12.755113	10.881321	-14.69%	7,467
2013	12.061214	12.755113	5.75%	10,576
2012	12.068050	12.061214	-0.06%	10,817
2011	15.659957	12.068050	-22.94%	10,441
2010	13.636062	15.659957	14.84%	13,006
2009	8.005079	13.636062	70.34%	9,992
2008	21.174907	8.005079	-62.20%	9,302
2007	15.043015	21.174907	40.76%	8,480
2006	12.218605	15.043015	23.12%	8,695
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.125707	20.107342	5.13%	30,671
2014	17.436617	19.125707	9.69%	63,811
2013	13.025300	17.436617	33.87%	116,187
2012	11.777201	13.025300	10.60%	162,782
2011	11.755208	11.777201	0.19%	218,130
2010	10.643695	11.755208	10.44%	264,205
2009	8.538172	10.643695	24.66%	295,677
2008	13.658127	8.538172	-37.49%	340,186
2007	11.067291	13.658127	20.57%	360,931
2006	10.740073	11.067291	3.05%	386,433
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.205069	17.614579	-8.28%	4,383
2014	19.211098	19.205069	-0.03%	4,478
2013	17.722368	19.211098	8.40%	5,331
2012	15.227755	17.722368	16.38%	14,447
2011	14.746307	15.227755	3.26%	11,128
2010	13.087181	14.746307	12.68%	12,472
2009	9.111064	13.087181	43.64%	9,619
2008	11.879554	9.111064	-23.30%	11,015
2007	11.660646	11.879554	1.88%	16,683
2006	10.779362	11.660646	8.18%	16,908
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.468821	16.004404	-2.82%	616
2014	16.548968	16.468821	-0.48%	616
2013	13.504900	16.548968	22.54%	616
2012	12.148058	13.504900	11.17%	980
2011	14.379715	12.148058	-15.52%	5,456
2010	12.847317	14.379715	11.93%	8,695
2009	9.561586	12.847317	34.36%	8,940
2008	16.881345	9.561586	-43.36%	11,366
2007	15.662729	16.881345	7.78%	12,999
2006	12.317269	15.662729	27.16%	13,171

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.884389	9.781135	-1.04%	0
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
2011*	10.000000	10.085315	0.85%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.456373	18.229220	-10.89%	1,055
2014	21.222082	20.456373	-3.61%	2,274
2013	13.753981	21.222082	54.30%	1,766
2012	12.536429	13.753981	9.71%	4,025
2011	13.742575	12.536429	-8.78%	4,639
2010	9.945187	13.742575	38.18%	4,977
2009	7.175236	9.945187	38.60%	1,715
2008	14.076076	7.175236	-49.03%	2,378
2007	13.475888	14.076076	4.45%	2,494
2006	12.235666	13.475888	10.14%	2,557
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.631646	20.918305	-7.57%	14,861
2014	21.386957	22.631646	5.82%	23,553
2013	16.778015	21.386957	27.47%	44,559
2012	15.061395	16.778015	11.40%	64,362
2011	15.438969	15.061395	-2.45%	87,456
2010	11.962599	15.438969	29.06%	106,948
2009	8.314481	11.962599	43.88%	118,509
2008	13.290861	8.314481	-37.44%	116,994
2007	12.031718	13.290861	10.47%	116,407
2006	11.297430	12.031718	6.50%	95,815
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.428842	9.251540	-1.88%	0
2014	9.609534	9.428842	-1.88%	84
2013	9.793689	9.609534	-1.88%	6,976
2012	9.981900	9.793689	-1.89%	2,763
2011	10.172658	9.981900	-1.88%	47,243
2010	10.361883	10.172658	-1.83%	13,723
2009	10.456061	10.361883	-0.90%	10,448
2008	10.430723	10.456061	0.24%	14,547
2007	10.164653	10.430723	2.62%	4,802
2006	9.932138	10.164653	2.34%	2,696
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.645368	13.431473	-1.57%	15,817
2014	13.265182	13.645368	2.87%	16,081
2013	10.636378	13.265182	24.72%	16,136
2012	9.665186	10.636378	10.05%	16,024
2011	10.278814	9.665186	-5.97%	16,027
2010	9.069429	10.278814	13.33%	4,346
2009	7.496967	9.069429	20.97%	241
2008*	10.000000	7.496967	-25.03%	242

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.336944	12.157067	-1.46%	0
2014	12.163442	12.336944	1.43%	8,394
2013	10.805607	12.163442	12.57%	52,432
2012	10.299577	10.805607	4.91%	37,213
2011	10.420375	10.299577	-1.16%	53,968
2010	9.711416	10.420375	7.30%	2,872
2009	8.764199	9.711416	10.81%	1,590
2008*	10.000000	8.764199	-12.36%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.879997	10.627721	-2.32%	0
2014	10.689834	10.879997	1.78%	0
2013*	10.000000	10.689834	6.90%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.872101	12.667745	-1.59%	154,927
2014	12.588087	12.872101	2.26%	154,299
2013	10.619416	12.588087	18.54%	79,137
2012	9.883573	10.619416	7.45%	64,653
2011	10.223797	9.883573	-3.33%	60,804
2010	9.253067	10.223797	10.49%	25,348
2009	7.996534	9.253067	15.71%	15,149
2008*	10.000000	7.996534	-20.03%	15,155
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.979153	10.694379	-2.59%	0
2014	10.771097	10.979153	1.93%	0
2013*	10.000000	10.771097	7.71%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.542482	13.293107	-1.84%	23,818
2014	13.195977	13.542482	2.63%	35,970
2013	10.864175	13.195977	21.46%	66,064
2012	9.994186	10.864175	8.70%	66,414
2011	10.504269	9.994186	-4.86%	79,265
2010	9.354645	10.504269	12.29%	55,822
2009	7.900075	9.354645	18.41%	55,856
2008*	10.000000	7.900075	-21.00%	73,043
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.681058	10.423791	-2.41%	0
2014	10.564635	10.681058	1.10%	0
2013*	10.000000	10.564635	5.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.802717	12.600696	-1.58%	4,509
2014	12.563393	12.802717	1.90%	22,084
2013	10.880075	12.563393	15.47%	39,135
2012	10.230796	10.880075	6.35%	42,647
2011	10.428655	10.230796	-1.90%	40,202
2010	9.579668	10.428655	8.86%	15,255
2009	8.482335	9.579668	12.94%	584
2008*	10.000000	8.482335	-15.18%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.391919	20.961441	2.79%	1,467
2014	15.969213	20.391919	27.70%	1,559
2013	16.096618	15.969213	-0.79%	3,250
2012	13.939367	16.096618	15.48%	3,433
2011	13.531023	13.939367	3.02%	4,109
2010	10.732905	13.531023	26.07%	7,519
2009	8.850357	10.732905	21.27%	7,701
2008	14.105608	8.850357	-37.26%	7,882
2007	17.133009	14.105608	-17.67%	9,139
2006	13.424770	17.133009	27.62%	11,478
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	28.841599	27.478776	-4.73%	5,136
2014	28.568756	28.841599	0.96%	5,364
2013	18.621533	28.568756	53.42%	8,615
2012	14.850107	18.621533	25.40%	13,722
2011	16.063696	14.850107	-7.55%	14,568
2010	14.522454	16.063696	10.61%	17,729
2009	10.291679	14.522454	41.11%	11,347
2008	15.869485	10.291679	-35.15%	15,137
2007	13.008552	15.869485	21.99%	14,362
2006	12.292110	13.008552	5.83%	15,062
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	17.076344	17.067223	-0.05%	227
2014	17.134032	17.076344	-0.34%	1,825
2013	12.183026	17.134032	40.64%	344
2012	11.809646	12.183026	3.16%	4,161
2011	13.465783	11.809646	-12.30%	5,787
2010	10.653082	13.465783	26.40%	8,432
2009	8.060555	10.653082	32.16%	8,598
2008	13.509619	8.060555	-40.33%	9,386
2007	12.132786	13.509619	11.35%	10,438
2006	11.772263	12.132786	3.06%	10,473

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.453162	17.091394	-7.38%	836
2014	17.572321	18.453162	5.01%	0
2013	13.414672	17.572321	30.99%	0
2012	11.527177	13.414672	16.37%	2,133
2011	13.473141	11.527177	-14.44%	5,493
2010	10.864205	13.473141	24.01%	8,065
2009	8.575191	10.864205	26.69%	6,260
2008	11.833990	8.575191	-27.54%	6,360
2007	12.584244	11.833990	-5.96%	6,781
2006	10.978092	12.584244	14.63%	6,830
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.135531	17.094386	-5.74%	11,813
2014	16.663165	18.135531	8.84%	27,073
2013	12.550697	16.663165	32.77%	61,303
2012	10.762309	12.550697	16.62%	86,767
2011	11.836480	10.762309	-9.08%	115,734
2010	10.164102	11.836480	16.45%	163,912
2009	8.181322	10.164102	24.24%	195,239
2008	12.601031	8.181322	-35.07%	221,340
2007	12.607367	12.601031	-0.05%	228,453
2006	10.994794	12.607367	14.67%	237,450
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.791368	11.451860	-2.88%	37,072
2014	11.448977	11.791368	2.99%	40,106
2013	9.171607	11.448977	24.83%	130,576
2012	8.066766	9.171607	13.70%	131,545
2011	8.559205	8.066766	-5.75%	134,350
2010	7.611390	8.559205	12.45%	135,466
2009	6.099424	7.611390	24.79%	136,572
2008	9.845005	6.099424	-38.05%	136,579
2007*	10.000000	9.845005	-1.55%	46,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.340064	11.154056	-1.64%	0
2014	11.126826	11.340064	1.92%	0
2013	10.819547	11.126826	2.84%	0
2012	10.486853	10.819547	3.17%	0
2011	10.385107	10.486853	0.98%	0
2010	9.997115	10.385107	3.88%	0
2009	9.342042	9.997115	7.01%	0
2008	10.133307	9.342042	-7.81%	0
2007*	10.000000	10.133307	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	12.031966	11.763836	-2.23%	0
2014	11.660840	12.031966	3.18%	7,472
2013	10.191969	11.660840	14.41%	16,458
2012	9.376088	10.191969	8.70%	16,091
2011	9.561153	9.376088	-1.94%	17,362
2010	8.787228	9.561153	8.81%	27,884
2009	7.518678	8.787228	16.87%	27,782
2008	9.979182	7.518678	-24.66%	28,203
2007*	10.000000	9.979182	-0.21%	38,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.945441	11.632934	-2.62%	7,065
2014	11.601702	11.945441	2.96%	14,937
2013	9.663808	11.601702	20.05%	25,130
2012	8.659796	9.663808	11.59%	25,510
2011	9.018991	8.659796	-3.98%	26,516
2010	8.147840	9.018991	10.69%	51,617
2009	6.676967	8.147840	22.03%	51,736
2008	9.920693	6.676967	-32.70%	51,457
2007*	10.000000	9.920693	-0.79%	45,871

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.868062	11.639007	-1.93%	0
2014	11.550485	11.868062	2.75%	0
2013	10.655842	11.550485	8.40%	0
2012	10.054350	10.655842	5.98%	0
2011	10.041527	10.054350	0.13%	1,305
2010	9.432606	10.041527	6.46%	2,204
2009	8.393127	9.432606	12.38%	2,315
2008	10.070829	8.393127	-16.66%	1,527
2007*	10.000000	10.070829	0.71%	1,756

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.293678	22.730346	-10.13%	20,777
2014	27.230597	25.293678	-7.11%	40,867
2013	22.194124	27.230597	22.69%	59,119
2012	18.994162	22.194124	16.85%	89,892
2011	20.875520	18.994162	-9.01%	126,007
2010	19.590833	20.875520	6.56%	146,047
2009	15.978295	19.590833	22.61%	157,813
2008	21.961143	15.978295	-27.24%	161,561
2007	15.543234	21.961143	41.29%	185,032
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.302438	17.887134	-2.27%	6,869
2014	17.352060	18.302438	5.48%	12,934
2013	14.306669	17.352060	21.29%	22,873
2012	13.058173	14.306669	9.56%	27,195
2011	12.890191	13.058173	1.30%	34,711
2010	11.225837	12.890191	14.83%	36,007
2009	10.111736	11.225837	11.02%	39,901
2008	13.053965	10.111736	-22.54%	41,476
2007	11.714074	13.053965	11.44%	36,925
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.215211	12.001056	-1.75%	3,080
2014	11.940274	12.215211	2.30%	7,701
2013	12.437728	11.940274	-4.00%	16,333
2012	11.992524	12.437728	3.71%	34,855
2011	11.397455	11.992524	5.22%	52,256
2010	10.961970	11.397455	3.97%	62,941
2009	10.432563	10.961970	5.07%	38,468
2008	10.606937	10.432563	-1.64%	34,618
2007	10.238576	10.606937	3.60%	27,800
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	22.026593	21.447150	-2.63%	14,145
2014	20.482322	22.026593	7.54%	27,118
2013	15.646407	20.482322	30.91%	43,169
2012	13.455276	15.646407	16.28%	54,646
2011	13.497907	13.455276	-0.32%	83,934
2010	11.386834	13.497907	18.54%	82,049
2009	9.363870	11.386834	21.60%	88,828
2008	14.641180	9.363870	-36.04%	95,520
2007	13.096694	14.641180	11.79%	110,897

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	18.057795	17.341682	-3.97%	12,616
2014	16.767145	18.057795	7.70%	19,712
2013	13.193439	16.767145	27.09%	28,635
2012	11.889700	13.193439	10.97%	38,758
2011	12.722355	11.889700	-6.54%	52,576
2010	11.149795	12.722355	14.10%	61,156
2009	9.646451	11.149795	15.58%	67,021
2008	15.352332	9.646451	-37.17%	71,285
2007	13.416582	15.352332	14.43%	84,765
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.549436	8.816341	-23.66%	0
2014	13.170323	11.549436	-12.31%	0
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
2011	11.865330	10.577926	-10.85%	0
2010	9.922486	11.865330	19.58%	0
2009	7.203690	9.922486	37.74%	0
2008	13.643292	7.203690	-47.20%	0
2007	9.197778	13.643292	48.33%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.032966	9.576139	-4.55%	0
2014	10.213696	10.032966	-1.77%	0
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
2011*	10.000000	9.813265	-1.87%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.698646	16.928692	1.38%	0
2014	16.869647	16.698646	-1.01%	0
2013	14.430550	16.869647	16.90%	0
2012	12.467498	14.430550	15.75%	0
2011	13.719582	12.467498	-9.13%	0
2010	12.189688	13.719582	12.55%	0
2009	9.797449	12.189688	24.42%	0
2008	17.272248	9.797449	-43.28%	0
2007	14.524523	17.272248	18.92%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.828252	8.239158	-23.91%	0
2014	12.699387	10.828252	-14.73%	396
2013	12.014652	12.699387	5.70%	951
2012	12.027603	12.014652	-0.11%	951
2011	15.615427	12.027603	-22.98%	951
2010	13.604220	15.615427	14.78%	951
2009	7.990454	13.604220	70.26%	951
2008	21.147056	7.990454	-62.21%	1,659
2007	15.030923	21.147056	40.69%	1,400

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	19.020402	19.986436	5.08%	14,243
2014	17.349450	19.020402	9.63%	19,836
2013	12.966784	17.349450	33.80%	36,319
2012	11.730286	12.966784	10.54%	57,963
2011	11.714331	11.730286	0.14%	83,418
2010	10.612085	11.714331	10.39%	106,518
2009	8.517155	10.612085	24.60%	124,356
2008	13.631476	8.517155	-37.52%	140,231
2007	11.051367	13.631476	20.51%	144,351
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	19.099347	17.508682	-8.33%	0
2014	19.115078	19.099347	-0.08%	491
2013	17.642774	19.115078	8.35%	491
2012	15.167126	17.642774	16.32%	491
2011	14.695062	15.167126	3.21%	491
2010	13.048340	14.695062	12.62%	491
2009	9.088653	13.048340	43.57%	491
2008	11.856371	9.088653	-23.34%	491
2007	11.643859	11.856371	1.83%	491
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.378123	15.908137	-2.87%	0
2014	16.466220	16.378123	-0.54%	738
2013	13.444219	16.466220	22.48%	1,263
2012	12.099654	13.444219	11.11%	1,263
2011	14.329711	12.099654	-15.56%	1,263
2010	12.809158	14.329711	11.87%	1,263
2009	9.538051	12.809158	34.30%	1,263
2008	16.848412	9.538051	-43.39%	1,977
2007	15.640189	16.848412	7.73%	1,977
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.865918	9.757876	-1.10%	0
2014	9.964972	9.865918	-0.99%	0
2013	10.218116	9.964972	-2.48%	0
2012	10.081901	10.218116	1.35%	0
2011*	10.000000	10.081901	0.82%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.343671	18.119542	-10.93%	0
2014	21.115930	20.343671	-3.66%	424
2013	13.692150	21.115930	54.22%	424
2012	12.486455	13.692150	9.66%	424
2011	13.694770	12.486455	-8.82%	424
2010	9.915633	13.694770	38.11%	424
2009	7.157562	9.915633	38.53%	424
2008	14.048588	7.157562	-49.05%	424
2007	13.456465	14.048588	4.40%	424

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.521384	20.805772	-7.62%	9,285
2014	21.293609	22.521384	5.77%	11,388
2013	16.713295	21.293609	27.41%	22,930
2012	15.010965	16.713295	11.34%	36,981
2011	15.395096	15.010965	-2.50%	58,082
2010	11.934680	15.395096	28.99%	61,228
2009	8.299300	11.934680	43.80%	66,693
2008	13.273376	8.299300	-37.47%	68,676
2007	12.022052	13.273376	10.41%	73,332
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.376124	9.195125	-1.93%	1
2014	9.560677	9.376124	-1.93%	1
2013	9.748861	9.560677	-1.93%	1
2012	9.941285	9.748861	-1.94%	2,739
2011	10.136420	9.941285	-1.93%	47,115
2010	10.330241	10.136420	-1.88%	16,294
2009	10.429447	10.330241	-0.95%	22,767
2008	10.409480	10.429447	0.19%	23,226
2007	10.149150	10.409480	2.57%	1,786
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.597893	13.377912	-1.62%	18,660
2014	13.225779	13.597893	2.81%	28,728
2013	10.610184	13.225779	24.65%	28,728
2012	9.646314	10.610184	9.99%	31,006
2011	10.263965	9.646314	-6.02%	12,352
2010	9.060934	10.263965	13.28%	12,357
2009	7.493765	9.060934	20.91%	10,630
2008*	10.000000	7.493765	-25.06%	10,636
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.294039	12.108603	-1.51%	45,259
2014	12.127317	12.294039	1.37%	47,784
2013	10.778993	12.127317	12.51%	79,344
2012	10.279456	10.778993	4.86%	53,017
2011	10.405308	10.279456	-1.21%	3,055
2010	9.702312	10.405308	7.25%	0
2009	8.760465	9.702312	10.75%	0
2008*	10.000000	8.760465	-12.40%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.872313	10.614812	-2.37%	0
2014	10.687735	10.872313	1.73%	0
2013*	10.000000	10.687735	6.88%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.827329	12.617250	-1.64%	112,306
2014	12.550707	12.827329	2.20%	164,251
2013	10.593273	12.550707	18.48%	161,865
2012	9.864274	10.593273	7.39%	166,796
2011	10.209032	9.864274	-3.38%	119,207
2010	9.244405	10.209032	10.43%	80,834
2009	7.993127	9.244405	15.65%	81,225
2008*	10.000000	7.993127	-20.07%	81,225
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.971410	10.681397	-2.64%	0
2014	10.768984	10.971410	1.88%	0
2013*	10.000000	10.768984	7.69%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.495378	13.240112	-1.89%	2,989
2014	13.156779	13.495378	2.57%	37,762
2013	10.837423	13.156779	21.40%	54,762
2012	9.974668	10.837423	8.65%	58,641
2011	10.489090	9.974668	-4.90%	51,510
2010	9.345887	10.489090	12.23%	60,742
2009	7.896699	9.345887	18.35%	67,680
2008*	10.000000	7.896699	-21.03%	72,496
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.673511	10.411109	-2.46%	0
2014	10.562556	10.673511	1.05%	0
2013*	10.000000	10.562556	5.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.758131	12.550415	-1.63%	36,217
2014	12.526026	12.758131	1.85%	99,465
2013	10.853245	12.526026	15.41%	63,862
2012	10.210796	10.853245	6.29%	39,857
2011	10.413570	10.210796	-1.95%	19,271
2010	9.570691	10.413570	8.81%	9,559
2009	8.478714	9.570691	12.88%	6,609
2008*	10.000000	8.478714	-15.21%	6,609
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.283913	20.839799	2.74%	0
2014	15.892721	20.283913	27.63%	327
2013	16.027693	15.892721	-0.84%	327
2012	13.886771	16.027693	15.42%	327
2011	13.486830	13.886771	2.97%	327
2010	10.703306	13.486830	26.01%	327
2009	8.830457	10.703306	21.21%	327
2008	14.081104	8.830457	-37.29%	327
2007	17.112019	14.081104	-17.71%	327

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	28.682753	27.313521	-4.77%	0
2014	28.425904	28.682753	0.90%	435
2013	18.537850	28.425904	53.34%	1,397
2012	14.790932	18.537850	25.33%	1,397
2011	16.007834	14.790932	-7.60%	1,397
2010	14.479326	16.007834	10.56%	1,397
2009	10.266340	14.479326	41.04%	1,397
2008	15.838506	10.266340	-35.18%	1,358
2007	12.989815	15.838506	21.93%	1,358
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.982279	16.964565	-0.10%	0
2014	17.048337	16.982279	-0.39%	0
2013	12.128271	17.048337	40.57%	1,665
2012	11.762586	12.128271	3.11%	1,665
2011	13.418958	11.762586	-12.34%	1,665
2010	10.621440	13.418958	26.34%	1,665
2009	8.040708	10.621440	32.10%	1,665
2008	13.483249	8.040708	-40.37%	793
2007	12.115312	13.483249	11.29%	793
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.351503	16.988573	-7.43%	0
2014	17.484425	18.351503	4.96%	457
2013	13.354372	17.484425	30.93%	457
2012	11.481233	13.354372	16.31%	457
2011	13.426269	11.481233	-14.49%	457
2010	10.831920	13.426269	23.95%	457
2009	8.554067	10.831920	26.63%	457
2008	11.810875	8.554067	-27.57%	457
2007	12.566109	11.810875	-6.01%	457
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	18.035612	16.991527	-5.79%	18,127
2014	16.579803	18.035612	8.78%	24,457
2013	12.494276	16.579803	32.70%	30,005
2012	10.719401	12.494276	16.56%	45,739
2011	11.795299	10.719401	-9.12%	60,872
2010	10.133901	11.795299	16.39%	66,143
2009	8.161172	10.133901	24.17%	76,348
2008	12.576439	8.161172	-35.11%	85,321
2007	12.589205	12.576439	-0.10%	77,968

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.745375	11.401372	-2.93%	8,070
2014	11.410131	11.745375	2.94%	10,141
2013	9.145135	11.410131	24.77%	10,146
2012	8.047596	9.145135	13.64%	10,151
2011	8.543202	8.047596	-5.80%	10,157
2010	7.601026	8.543202	12.40%	10,162
2009	6.094226	7.601026	24.73%	10,168
2008	9.841651	6.094226	-38.08%	10,176
2007*	10.000000	9.841651	-1.58%	8,070
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.966448	14.649101	-2.12%	1,861
2014	14.594888	14.966448	2.55%	1,996
2013	13.123412	14.594888	11.21%	2,134
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.295799	11.104845	-1.69%	0
2014	11.089040	11.295799	1.86%	0
2013	10.788312	11.089040	2.79%	0
2012	10.461923	10.788312	3.12%	0
2011	10.365690	10.461923	0.93%	0
2010	9.983500	10.365690	3.83%	0
2009	9.334076	9.983500	6.96%	0
2008	10.129848	9.334076	-7.86%	0
2007*	10.000000	10.129848	1.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.985017	11.711967	-2.28%	0
2014	11.621254	11.985017	3.13%	5,137
2013	10.162555	11.621254	14.35%	34,226
2012	9.353805	10.162555	8.65%	40,902
2011	9.543287	9.353805	-1.99%	51,455
2010	8.775277	9.543287	8.75%	51,594
2009	7.512278	8.775277	16.81%	51,758
2008	9.975779	7.512278	-24.69%	53,463
2007*	10.000000	9.975779	-0.24%	45,437
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.898881	11.581686	-2.67%	18,056
2014	11.562375	11.898881	2.91%	23,396
2013	9.635953	11.562375	19.99%	52,979
2012	8.639245	9.635953	11.54%	55,322
2011	9.002152	8.639245	-4.03%	90,777
2010	8.136763	9.002152	10.64%	90,679
2009	6.671285	8.136763	21.97%	91,221
2008	9.917307	6.671285	-32.73%	87,424
2007*	10.000000	9.917307	-0.83%	71,745
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.821722	11.587650	-1.98%	0
2014	11.511261	11.821722	2.70%	0
2013	10.625068	11.511261	8.34%	0
2012	10.030447	10.625068	5.93%	9,168
2011	10.022759	10.030447	0.08%	11,086
2010	9.419777	10.022759	6.40%	11,102
2009	8.385991	9.419777	12.33%	11,071
2008	10.067400	8.385991	-16.70%	11,147
2007*	10.000000	10.067400	0.67%	2,046

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.154327	22.593575	-10.18%	152,805
2014	27.094402	25.154327	-7.16%	227,745
2013	22.094385	27.094402	22.63%	359,702
2012	18.918469	22.094385	16.79%	424,362
2011	20.802922	18.918469	-9.06%	538,247
2010	19.532647	20.802922	6.50%	628,070
2009	15.938958	19.532647	22.55%	667,929
2008	21.918273	15.938958	-27.28%	651,943
2007	15.520838	21.918273	41.22%	569,583
2006	13.180877	15.520838	17.75%	430,488
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.201600	17.779519	-2.32%	44,273
2014	17.265257	18.201600	5.42%	67,886
2013	14.242359	17.265257	21.22%	113,643
2012	13.006127	14.242359	9.50%	132,107
2011	12.845349	13.006127	1.25%	173,603
2010	11.192487	12.845349	14.77%	196,703
2009	10.086842	11.192487	10.96%	198,591
2008	13.028472	10.086842	-22.58%	196,157
2007	11.697199	13.028472	11.38%	170,922
2006	10.732093	11.697199	8.99%	122,620
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.147899	11.928825	-1.80%	66,290
2014	11.880541	12.147899	2.25%	97,097
2013	12.381821	11.880541	-4.05%	101,070
2012	11.944732	12.381821	3.66%	143,231
2011	11.357815	11.944732	5.17%	174,649
2010	10.929419	11.357815	3.92%	199,693
2009	10.406890	10.929419	5.02%	153,961
2008	10.586241	10.406890	-1.69%	151,141
2007	10.223835	10.586241	3.54%	116,524
2006	10.007226	10.223835	2.16%	68,569
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.905160	21.318032	-2.68%	90,039
2014	20.379797	21.905160	7.48%	128,641
2013	15.576026	20.379797	30.84%	210,294
2012	13.401609	15.576026	16.23%	255,302
2011	13.450919	13.401609	-0.37%	321,149
2010	11.352972	13.450919	18.48%	357,297
2009	9.340793	11.352972	21.54%	377,850
2008	14.612570	9.340793	-36.08%	365,970
2007	13.077813	14.612570	11.74%	336,403
2006	11.406370	13.077813	14.65%	244,626

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.958241	17.237275	-4.01%	71,545
2014	16.683213	17.958241	7.64%	106,238
2013	13.134098	16.683213	27.02%	155,407
2012	11.842277	13.134098	10.91%	196,107
2011	12.678068	11.842277	-6.59%	248,852
2010	11.116644	12.678068	14.05%	291,552
2009	9.622692	11.116644	15.53%	323,878
2008	15.322347	9.622692	-37.20%	329,296
2007	13.397248	15.322347	14.37%	295,594
2006	11.793119	13.397248	13.60%	209,474
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.498461	8.772953	-23.70%	20,951
2014	13.118892	11.498461	-12.35%	18,888
2013	10.478082	13.118892	25.20%	9,468
2012	10.547374	10.478082	-0.66%	11,918
2011	11.837082	10.547374	-10.90%	10,912
2010	9.903902	11.837082	19.52%	11,430
2009	7.193872	9.903902	37.67%	12,866
2008	13.631668	7.193872	-47.23%	8,644
2007	9.194660	13.631668	48.26%	14,769
2006*	10.000000	9.194660	-8.05%	884
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	10.014228	9.553377	-4.60%	779
2014	10.199821	10.014228	-1.82%	757
2013	10.229547	10.199821	-0.29%	731
2012	9.809954	10.229547	4.28%	0
2011*	10.000000	9.809954	-1.90%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.606666	16.826855	1.33%	6,409
2014	16.785288	16.606666	-1.06%	6,996
2013	14.365710	16.785288	16.84%	8,412
2012	12.417819	14.365710	15.69%	10,782
2011	13.671879	12.417819	-9.17%	19,474
2010	12.153482	13.671879	12.49%	14,864
2009	9.773327	12.153482	24.35%	19,182
2008	17.238531	9.773327	-43.31%	18,228
2007	14.503600	17.238531	18.86%	29,723
2006	12.231754	14.503600	18.57%	12,582

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.775427	8.194770	-23.95%	19,954
2014	12.643889	10.775427	-14.78%	16,694
2013	11.968240	12.643889	5.65%	21,851
2012	11.987272	11.968240	-0.16%	26,894
2011	15.570998	11.987272	-23.02%	33,030
2010	13.572428	15.570998	14.73%	33,977
2009	7.975845	13.572428	70.17%	41,649
2008	21.119212	7.975845	-62.23%	36,248
2007	15.018837	21.119212	40.62%	34,771
2006	12.211385	15.018837	22.99%	33,703
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.915587	19.866173	5.03%	86,014
2014	17.262654	18.915587	9.58%	132,361
2013	12.908496	17.262654	33.73%	236,676
2012	11.683525	12.908496	10.48%	302,294
2011	11.673576	11.683525	0.09%	389,556
2010	10.580556	11.673576	10.33%	449,120
2009	8.496186	10.580556	24.53%	479,843
2008	13.604874	8.496186	-37.55%	482,398
2007	11.035453	13.604874	20.45%	466,361
2006	10.720075	11.035453	2.94%	381,520
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.994063	17.403279	-8.38%	41,411
2014	19.019414	18.994063	-0.13%	39,559
2013	17.563438	19.019414	8.29%	26,949
2012	15.106645	17.563438	16.26%	36,325
2011	14.643910	15.106645	3.16%	57,653
2010	13.009555	14.643910	12.56%	47,887
2009	9.066251	13.009555	43.49%	44,688
2008	11.833193	9.066251	-23.38%	41,757
2007	11.627054	11.833193	1.77%	35,144
2006	10.759250	11.627054	8.07%	21,942
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.287822	15.812358	-2.92%	12,260
2014	16.383805	16.287822	-0.59%	12,432
2013	13.383747	16.383805	22.42%	12,515
2012	12.051401	13.383747	11.06%	16,783
2011	14.279851	12.051401	-15.61%	20,058
2010	12.771089	14.279851	11.81%	22,286
2009	9.514569	12.771089	34.23%	32,427
2008	16.815513	9.514569	-43.42%	20,859
2007	15.617653	16.815513	7.67%	28,840
2006	12.294303	15.617653	27.03%	23,723

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.847507	9.734697	-1.15%	758
2014	9.951446	9.847507	-1.04%	791
2013	10.209441	9.951446	-2.53%	739
2012	10.078495	10.209441	1.30%	6,636
2011*	10.000000	10.078495	0.78%	7,462
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.231531	18.010460	-10.98%	10,555
2014	21.010250	20.231531	-3.71%	9,020
2013	13.630567	21.010250	54.14%	4,447
2012	12.436655	13.630567	9.60%	8,685
2011	13.647101	12.436655	-8.87%	10,798
2010	9.886151	13.647101	38.04%	9,758
2009	7.139923	9.886151	38.46%	12,791
2008	14.021152	7.139923	-49.08%	9,137
2007	13.437083	14.021152	4.35%	19,581
2006	12.212844	13.437083	10.02%	20,069
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.411538	20.693732	-7.66%	60,931
2014	21.200552	22.411538	5.71%	78,266
2013	16.648732	21.200552	27.34%	111,467
2012	14.960619	16.648732	11.28%	139,281
2011	15.351290	14.960619	-2.54%	166,988
2010	11.906778	15.351290	28.93%	188,596
2009	8.284119	11.906778	43.73%	202,823
2008	13.255882	8.284119	-37.51%	204,285
2007	12.012373	13.255882	10.35%	191,809
2006	11.290750	12.012373	6.39%	138,317
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.323658	9.139007	-1.98%	4,230
2014	9.512030	9.323658	-1.98%	95,004
2013	9.704207	9.512030	-1.98%	4,400
2012	9.900814	9.704207	-1.99%	14,250
2011	10.100294	9.900814	-1.97%	47,926
2010	10.298672	10.100294	-1.93%	32,426
2009	10.402879	10.298672	-1.00%	29,051
2008	10.388260	10.402879	0.14%	53,786
2007	10.133658	10.388260	2.51%	12,429
2006	9.911927	10.133658	2.24%	7,110
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.550589	13.324567	-1.67%	227,623
2014	13.186487	13.550589	2.76%	210,831
2013	10.584053	13.186487	24.59%	218,341
2012	9.627485	10.584053	9.94%	224,205
2011	10.249143	9.627485	-6.07%	251,649
2010	9.052454	10.249143	13.22%	268,274
2009	7.490569	9.052454	20.85%	276,749
2008*	10.000000	7.490569	-25.09%	139,255

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.251216	12.060273	-1.56%	103,302
2014	12.091237	12.251216	1.32%	129,455
2013	10.752409	12.091237	12.45%	166,704
2012	10.259358	10.752409	4.81%	222,317
2011	10.390247	10.259358	-1.26%	158,252
2010	9.693220	10.390247	7.19%	147,968
2009	8.756718	9.693220	10.69%	110,804
2008*	10.000000	8.756718	-12.43%	74,033
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.864640	10.601902	-2.42%	0
2014	10.685634	10.864640	1.68%	0
2013*	10.000000	10.685634	6.86%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.782652	12.566882	-1.69%	954,725
2014	12.513381	12.782652	2.15%	1,018,325
2013	10.567152	12.513381	18.42%	923,162
2012	9.844995	10.567152	7.34%	822,053
2011	10.194261	9.844995	-3.43%	554,012
2010	9.235750	10.194261	10.38%	501,776
2009	7.989713	9.235750	15.60%	423,298
2008*	10.000000	7.989713	-20.10%	380,011
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.963653	10.668395	-2.69%	0
2014	10.766862	10.963653	1.83%	0
2013*	10.000000	10.766862	7.67%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.448403	13.187308	-1.94%	419,605
2014	13.117686	13.448403	2.52%	747,735
2013	10.810732	13.117686	21.34%	774,692
2012	9.955186	10.810732	8.59%	781,680
2011	10.473943	9.955186	-4.95%	784,009
2010	9.337147	10.473943	12.17%	795,443
2009	7.893333	9.337147	18.29%	871,282
2008*	10.000000	7.893333	-21.07%	718,529
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.665970	10.398455	-2.51%	0
2014	10.560472	10.665970	1.00%	0
2013*	10.000000	10.560472	5.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.713800	12.500421	-1.68%	328,408
2014	12.488864	12.713800	1.80%	425,583
2013	10.826561	12.488864	15.35%	543,426
2012	10.190890	10.826561	6.24%	680,943
2011	10.398551	10.190890	-2.00%	652,465
2010	9.561745	10.398551	8.75%	599,557
2009	8.475099	9.561745	12.82%	470,991
2008*	10.000000	8.475099	-15.25%	328,577
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.176536	20.718912	2.69%	13,573
2014	15.816643	20.176536	27.57%	14,211
2013	15.959095	15.816643	-0.89%	4,036
2012	13.834396	15.959095	15.36%	7,434
2011	13.442802	13.834396	2.91%	9,056
2010	10.673791	13.442802	25.94%	10,573
2009	8.810591	10.673791	21.15%	11,435
2008	14.056628	8.810591	-37.32%	8,824
2007	17.091041	14.056628	-17.75%	16,499
2006	13.405496	17.091041	27.49%	25,670
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	28.524721	27.149171	-4.82%	11,595
2014	28.283715	28.524721	0.85%	20,656
2013	18.454517	28.283715	53.26%	31,996
2012	14.731963	18.454517	25.27%	36,069
2011	15.952131	14.731963	-7.65%	40,490
2010	14.436297	15.952131	10.50%	39,456
2009	10.241050	14.436297	40.97%	45,291
2008	15.807577	10.241050	-35.21%	48,881
2007	12.971095	15.807577	21.87%	49,514
2006	12.269190	12.971095	5.72%	30,120
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.888674	16.862438	-0.16%	12,993
2014	16.963018	16.888674	-0.44%	9,689
2013	12.073724	16.963018	40.50%	18,186
2012	11.715681	12.073724	3.06%	21,446
2011	13.372256	11.715681	-12.39%	28,278
2010	10.589867	13.372256	26.27%	25,045
2009	8.020892	10.589867	32.03%	38,437
2008	13.456899	8.020892	-40.40%	32,341
2007	12.097839	13.456899	11.23%	31,035
2006	11.750306	12.097839	2.96%	30,346

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.250378	16.886343	-7.47%	2,973
2014	17.396958	18.250378	4.91%	3,107
2013	13.294331	17.396958	30.86%	3,105
2012	11.435459	13.294331	16.26%	5,022
2011	13.379544	11.435459	-14.53%	4,003
2010	10.799727	13.379544	23.89%	4,467
2009	8.532996	10.799727	26.56%	6,279
2008	11.787810	8.532996	-27.61%	7,509
2007	12.548008	11.787810	-6.06%	5,028
2006	10.957614	12.548008	14.51%	7,003
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.936240	16.889298	-5.84%	43,622
2014	16.496873	17.936240	8.73%	75,107
2013	12.438117	16.496873	32.63%	112,114
2012	10.676679	12.438117	16.50%	155,383
2011	11.754264	10.676679	-9.17%	212,088
2010	10.103783	11.754264	16.34%	237,166
2009	8.141073	10.103783	24.11%	265,562
2008	12.551880	8.141073	-35.14%	281,808
2007	12.571068	12.551880	-0.15%	274,491
2006	10.974290	12.571068	14.55%	210,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.699521	11.351076	-2.98%	55,533
2014	11.371387	11.699521	2.89%	57,162
2013	9.118737	11.371387	24.70%	58,701
2012	8.028469	9.118737	13.58%	60,110
2011	8.527234	8.028469	-5.85%	64,317
2010	7.590686	8.527234	12.34%	66,108
2009	6.089038	7.590686	24.66%	83,956
2008	9.838293	6.089038	-38.11%	83,973
2007*	10.000000	9.838293	-1.62%	61,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.923255	14.599376	-2.17%	41,919
2014	14.560189	14.923255	2.49%	43,400
2013	13.098884	14.560189	11.16%	51,685
2012	12.219870	13.098884	7.19%	58,535
2011	12.359361	12.219870	-1.13%	46,812
2010	11.484351	12.359361	7.62%	46,538
2009*	10.000000	11.484351	14.84%	5,813
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.047284	16.617463	-2.52%	3,816
2014	16.533473	17.047284	3.11%	11,206
2013	14.118461	16.533473	17.11%	11,210
2012	12.834965	14.118461	10.00%	11,213
2011	13.220057	12.834965	-2.91%	9,035
2010	12.041092	13.220057	9.79%	9,037
2009*	10.000000	12.041092	20.41%	1,651

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.251715	11.055870	-1.74%	13,237
2014	11.051405	11.251715	1.81%	2,230
2013	10.757179	11.051405	2.74%	2,234
2012	10.437071	10.757179	3.07%	2,147
2011	10.346322	10.437071	0.88%	17,306
2010	9.969940	10.346322	3.78%	17,122
2009	9.326158	9.969940	6.90%	20,697
2008	10.126410	9.326158	-7.90%	0
2007*	10.000000	10.126410	1.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.938210	11.660280	-2.33%	39,293
2014	11.581774	11.938210	3.08%	35,693
2013	10.133193	11.581774	14.30%	122,524
2012	9.331551	10.133193	8.59%	135,009
2011	9.525434	9.331551	-2.04%	170,730
2010	8.763325	9.525434	8.70%	189,399
2009	7.505880	8.763325	16.75%	237,420
2008	9.972381	7.505880	-24.73%	240,352
2007*	10.000000	9.972381	-0.28%	186,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.852382	11.530550	-2.72%	9,162
2014	11.523067	11.852382	2.86%	27,448
2013	9.608090	11.523067	19.93%	157,642
2012	8.618673	9.608090	11.48%	162,008
2011	8.985296	8.618673	-4.08%	162,567
2010	8.125671	8.985296	10.58%	128,223
2009	6.665593	8.125671	21.90%	155,225
2008	9.913926	6.665593	-32.77%	156,428
2007*	10.000000	9.913926	-0.86%	156,528

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.775560	11.536515	-2.03%	44,235
2014	11.472164	11.775560	2.64%	53,987
2013	10.594391	11.472164	8.29%	29,639
2012	10.006602	10.594391	5.87%	54,233
2011	10.004022	10.006602	0.03%	80,313
2010	9.406965	10.004022	6.35%	88,894
2009	8.378853	9.406965	12.27%	100,809
2008	10.063962	8.378853	-16.74%	86,572
2007*	10.000000	10.063962	0.64%	32,742

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	25.015701	22.457595	-10.23%	4,975
2014	26.958851	25.015701	-7.21%	7,061
2013	21.995051	26.958851	22.57%	7,063
2012	18.843042	21.995051	16.73%	7,018
2011	20.730537	18.843042	-9.10%	8,270
2010	19.474607	20.730537	6.45%	10,788
2009	15.899695	19.474607	22.48%	10,800
2008	21.875452	15.899695	-27.32%	8,377
2007	15.498455	21.875452	41.15%	6,159
2006	13.168568	15.498455	17.69%	7,135
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.101290	17.672500	-2.37%	0
2014	17.178869	18.101290	5.37%	1,469
2013	14.178322	17.178869	21.16%	2,489
2012	12.954267	14.178322	9.45%	2,601
2011	12.800646	12.954267	1.20%	3,134
2010	11.159215	12.800646	14.71%	4,269
2009	10.061980	11.159215	10.90%	4,780
2008	13.003016	10.061980	-22.62%	5,004
2007	11.680330	13.003016	11.32%	5,981
2006	10.722072	11.680330	8.94%	6,850
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.080946	11.857033	-1.85%	0
2014	11.821092	12.080946	2.20%	2,380
2013	12.326150	11.821092	-4.10%	2,380
2012	11.897106	12.326150	3.61%	2,380
2011	11.318292	11.897106	5.11%	8,125
2010	10.896942	11.318292	3.87%	9,811
2009	10.381254	10.896942	4.97%	9,927
2008	10.565556	10.381254	-1.74%	9,442
2007	10.209104	10.565556	3.49%	9,824
2006	9.997901	10.209104	2.11%	6,082
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.784462	21.189751	-2.73%	1,253
2014	20.277847	21.784462	7.43%	2,392
2013	15.506008	20.277847	30.77%	2,508
2012	13.348183	15.506008	16.17%	2,574
2011	13.404115	13.348183	-0.42%	3,147
2010	11.319228	13.404115	18.42%	4,569
2009	9.317786	11.319228	21.48%	5,029
2008	14.584046	9.317786	-36.11%	3,969
2007	13.058976	14.584046	11.68%	3,158
2006	11.395728	13.058976	14.60%	3,218

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.859281	17.133546	-4.06%	2,761
2014	16.599744	17.859281	7.59%	5,644
2013	13.075050	16.599744	26.96%	6,171
2012	11.795065	13.075050	10.85%	6,172
2011	12.633957	11.795065	-6.64%	6,368
2010	11.083606	12.633957	13.99%	7,921
2009	9.598977	11.083606	15.47%	8,295
2008	15.292409	9.598977	-37.23%	6,465
2007	13.377925	15.292409	14.31%	3,791
2006	11.782107	13.377925	13.54%	3,884
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.447674	8.729727	-23.74%	0
2014	13.067622	11.447674	-12.40%	0
2013	10.442466	13.067622	25.14%	0
2012	10.516905	10.442466	-0.71%	0
2011	11.808903	10.516905	-10.94%	0
2010	9.885373	11.808903	19.46%	0
2009	7.184075	9.885373	37.60%	0
2008	13.620070	7.184075	-47.25%	0
2007	9.191539	13.620070	48.18%	0
2006*	10.000000	9.191539	-8.08%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.995529	9.530675	-4.65%	0
2014	10.185969	9.995529	-1.87%	0
2013	10.220863	10.185969	-0.34%	0
2012	9.806641	10.220863	4.22%	0
2011*	10.000000	9.806641	-1.93%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.515093	16.725532	1.27%	0
2014	16.701243	16.515093	-1.11%	0
2013	14.301068	16.701243	16.78%	0
2012	12.368269	14.301068	15.63%	0
2011	13.624265	12.368269	-9.22%	2,419
2010	12.117343	13.624265	12.44%	2,351
2009	9.749243	12.117343	24.29%	2,340
2008	17.204856	9.749243	-43.33%	2,609
2007	14.482695	17.204856	18.80%	1,804
2006	12.220345	14.482695	18.51%	1,994

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.722803	8.150580	-23.99%	0
2014	12.588582	10.722803	-14.82%	0
2013	11.921974	12.588582	5.59%	0
2012	11.947054	11.921974	-0.21%	0
2011	15.526678	11.947054	-23.05%	0
2010	13.540695	15.526678	14.67%	0
2009	7.961269	13.540695	70.08%	0
2008	21.091432	7.961269	-62.25%	0
2007	15.006771	21.091432	40.55%	0
2006	12.207781	15.006771	22.93%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.811273	19.746532	4.97%	1,664
2014	17.176208	18.811273	9.52%	2,994
2013	12.850399	17.176208	33.66%	4,405
2012	11.636899	12.850399	10.43%	4,505
2011	11.632918	11.636899	0.03%	7,508
2010	10.549088	11.632918	10.27%	10,818
2009	8.475234	10.549088	24.47%	11,086
2008	13.578271	8.475234	-37.58%	10,298
2007	11.019519	13.578271	20.39%	10,366
2006	10.710048	11.019519	2.89%	11,483
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.889418	17.298565	-8.42%	0
2014	18.924285	18.889418	-0.18%	0
2013	17.484499	18.924285	8.23%	0
2012	15.046434	17.484499	16.20%	0
2011	14.592970	15.046434	3.11%	472
2010	12.970911	14.592970	12.51%	495
2009	9.043923	12.970911	43.42%	517
2008	11.810084	9.043923	-23.42%	589
2007	11.610300	11.810084	1.72%	609
2006	10.749205	11.610300	8.01%	563
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.198074	15.717206	-2.97%	0
2014	16.301838	16.198074	-0.64%	0
2013	13.323575	16.301838	22.35%	0
2012	12.003344	13.323575	11.00%	0
2011	14.230155	12.003344	-15.65%	572
2010	12.733130	14.230155	11.76%	526
2009	9.491120	12.733130	34.16%	513
2008	16.782654	9.491120	-43.45%	610
2007	15.595130	16.782654	7.61%	423
2006	12.282820	15.595130	26.97%	429

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.829088	9.711528	-1.20%	0
2014	9.937907	9.829088	-1.09%	0
2013	10.200763	9.937907	-2.58%	0
2012	10.075078	10.200763	1.25%	0
2011*	10.000000	10.075078	0.75%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.120017	17.902047	-11.02%	0
2014	20.905114	20.120017	-3.76%	0
2013	13.569268	20.905114	54.06%	0
2012	12.387058	13.569268	9.54%	0
2011	13.599612	12.387058	-8.92%	578
2010	9.856774	13.599612	37.97%	544
2009	7.122326	9.856774	38.39%	706
2008	13.993751	7.122326	-49.10%	840
2007	13.417707	13.993751	4.29%	521
2006	12.201451	13.417707	9.97%	492
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.302211	20.582280	-7.71%	1,861
2014	21.107907	22.302211	5.66%	2,157
2013	16.584441	21.107907	27.28%	2,106
2012	14.910481	16.584441	11.23%	2,172
2011	15.307631	14.910481	-2.59%	2,180
2010	11.878971	15.307631	28.86%	2,288
2009	8.268987	11.878971	43.66%	2,543
2008	13.238439	8.268987	-37.54%	776
2007	12.002708	13.238439	10.30%	0
2006	11.287407	12.002708	6.34%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.271474	9.083219	-2.03%	0
2014	9.463618	9.271474	-2.03%	0
2013	9.659748	9.463618	-2.03%	0
2012	9.860495	9.659748	-2.04%	0
2011	10.064277	9.860495	-2.02%	1,180
2010	10.267187	10.064277	-1.98%	1,172
2009	10.376370	10.267187	-1.05%	1,064
2008	10.367076	10.376370	0.09%	817
2007	10.118184	10.367076	2.46%	1,159
2006	9.901829	10.118184	2.19%	1,070
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.503369	13.271364	-1.72%	0
2014	13.147248	13.503369	2.71%	0
2013	10.557948	13.147248	24.52%	0
2012	9.608647	10.557948	9.88%	0
2011	10.234305	9.608647	-6.11%	0
2010	9.043960	10.234305	13.16%	0
2009	7.487361	9.043960	20.79%	1,578
2008*	10.000000	7.487361	-25.13%	2,267

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.208594	12.012181	-1.61%	6,822
2014	12.055329	12.208594	1.27%	0
2013	10.725952	12.055329	12.39%	0
2012	10.239343	10.725952	4.75%	0
2011	10.375250	10.239343	-1.31%	0
2010	9.684160	10.375250	7.14%	0
2009	8.752983	9.684160	10.64%	0
2008*	10.000000	8.752983	-12.47%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.856933	10.588982	-2.47%	0
2014	10.683520	10.856933	1.62%	0
2013*	10.000000	10.683520	6.84%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.738143	12.516737	-1.74%	66,873
2014	12.476175	12.738143	2.10%	82,553
2013	10.541116	12.476175	18.36%	91,177
2012	9.825757	10.541116	7.28%	94,299
2011	10.179515	9.825757	-3.48%	55,885
2010	9.227088	10.179515	10.32%	21,600
2009	7.986297	9.227088	15.54%	21,600
2008*	10.000000	7.986297	-20.14%	21,600
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.955907	10.655416	-2.74%	0
2014	10.764749	10.955907	1.78%	0
2013*	10.000000	10.764749	7.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.401541	13.134640	-1.99%	29,204
2014	13.078639	13.401541	2.47%	39,962
2013	10.784056	13.078639	21.28%	42,459
2012	9.935712	10.784056	8.54%	43,302
2011	10.458774	9.935712	-5.00%	44,154
2010	9.328382	10.458774	12.12%	32,622
2009	7.889953	9.328382	18.23%	32,631
2008*	10.000000	7.889953	-21.10%	18,934
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.658434	10.385806	-2.56%	0
2014	10.558398	10.658434	0.95%	0
2013*	10.000000	10.558398	5.58%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.669497	12.450503	-1.73%	4,086
2014	12.451707	12.669497	1.75%	24,878
2013	10.799857	12.451707	15.30%	39,819
2012	10.170949	10.799857	6.18%	63,578
2011	10.383494	10.170949	-2.05%	65,113
2010	9.552781	10.383494	8.70%	36,923
2009	8.471474	9.552781	12.76%	22,724
2008*	10.000000	8.471474	-15.29%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	20.069583	20.598569	2.64%	0
2014	15.740828	20.069583	27.50%	0
2013	15.890708	15.740828	-0.94%	0
2012	13.782165	15.890708	15.30%	0
2011	13.398864	13.782165	2.86%	0
2010	10.644315	13.398864	25.88%	0
2009	8.790769	10.644315	21.09%	0
2008	14.032196	8.790769	-37.35%	0
2007	17.070097	14.032196	-17.80%	0
2006	13.395878	17.070097	27.43%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	28.367426	26.985678	-4.87%	0
2014	28.142111	28.367426	0.80%	0
2013	18.371491	28.142111	53.18%	0
2012	14.673191	18.371491	25.20%	0
2011	15.896599	14.673191	-7.70%	0
2010	14.393371	15.896599	10.44%	0
2009	10.215816	14.393371	40.89%	0
2008	15.776683	10.215816	-35.25%	0
2007	12.952390	15.776683	21.81%	0
2006	12.257734	12.952390	5.67%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.795549	16.760911	-0.21%	0
2014	16.878106	16.795549	-0.49%	0
2013	12.019405	16.878106	40.42%	0
2012	11.668937	12.019405	3.00%	0
2011	13.325695	11.668937	-12.43%	0
2010	10.558371	13.325695	26.21%	0
2009	8.001122	10.558371	31.96%	0
2008	13.430607	8.001122	-40.43%	0
2007	12.080401	13.430607	11.18%	1,495
2006	11.739348	12.080401	2.91%	2,291

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.149751	16.784661	-7.52%	0
2014	17.309862	18.149751	4.85%	0
2013	13.234520	17.309862	30.79%	0
2012	11.389840	13.234520	16.20%	0
2011	13.332970	11.389840	-14.57%	1,042
2010	10.767615	13.332970	23.82%	945
2009	8.511967	10.767615	26.50%	1,067
2008	11.764766	8.511967	-27.65%	1,147
2007	12.529911	11.764766	-6.11%	1,013
2006	10.947375	12.529911	14.46%	867
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.837366	16.787619	-5.89%	1,611
2014	16.414311	17.837366	8.67%	1,825
2013	12.382182	16.414311	32.56%	3,008
2012	10.634100	12.382182	16.44%	3,184
2011	11.713350	10.634100	-9.21%	7,687
2010	10.073749	11.713350	16.28%	9,713
2009	8.121011	10.073749	24.05%	11,045
2008	12.527357	8.121011	-35.17%	11,494
2007	12.552948	12.527357	-0.20%	11,626
2006	10.964039	12.552948	14.49%	12,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.653776	11.300921	-3.03%	0
2014	11.332703	11.653776	2.83%	0
2013	9.092355	11.332703	24.64%	0
2012	8.009338	9.092355	13.52%	0
2011	8.511263	8.009338	-5.90%	0
2010	7.580338	8.511263	12.28%	0
2009	6.083843	7.580338	24.60%	0
2008	9.834934	6.083843	-38.14%	0
2007*	10.000000	9.834934	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	12,793
2013	13.074384	14.525530	11.10%	12,793
2012	12.203251	13.074384	7.14%	28,466
2011	12.348836	12.203251	-1.18%	28,466
2010	11.480434	12.348836	7.56%	28,466
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.207793	11.007090	-1.79%	0
2014	11.013879	11.207793	1.76%	0
2013	10.726129	11.013879	2.68%	0
2012	10.412271	10.726129	3.01%	0
2011	10.326991	10.412271	0.83%	0
2010	9.956383	10.326991	3.72%	0
2009	9.318221	9.956383	6.85%	0
2008	10.122952	9.318221	-7.95%	0
2007*	10.000000	10.122952	1.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.891585	11.608812	-2.38%	0
2014	11.542434	11.891585	3.02%	0
2013	10.103924	11.542434	14.24%	0
2012	9.309357	10.103924	8.54%	0
2011	9.507618	9.309357	-2.09%	0
2010	8.751396	9.507618	8.64%	0
2009	7.499484	8.751396	16.69%	0
2008	9.968976	7.499484	-24.77%	0
2007*	10.000000	9.968976	-0.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.806090	11.479650	-2.77%	0
2014	11.483915	11.806090	2.81%	0
2013	9.580336	11.483915	19.87%	0
2012	8.598172	9.580336	11.42%	0
2011	8.968487	8.598172	-4.13%	0
2010	8.114618	8.968487	10.52%	0
2009	6.659919	8.114618	21.84%	0
2008	9.910546	6.659919	-32.80%	0
2007*	10.000000	9.910546	-0.89%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.729574	11.485595	-2.08%	0
2014	11.433202	11.729574	2.59%	0
2013	10.563793	11.433202	8.23%	15,732
2012	9.982804	10.563793	5.82%	15,732
2011	9.985311	9.982804	-0.03%	15,732
2010	9.394152	9.985311	6.29%	0
2009	8.371711	9.394152	12.21%	0
2008	10.060529	8.371711	-16.79%	2,485
2007*	10.000000	10.060529	0.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.877741	22.322325	-10.27%	54,652
2014	26.823871	24.877741	-7.26%	81,881
2013	21.896095	26.823871	22.51%	115,311
2012	18.767874	21.896095	16.67%	178,381
2011	20.658377	18.767874	-9.15%	231,445
2010	19.416729	20.658377	6.39%	274,595
2009	15.860527	19.416729	22.42%	294,862
2008	21.832720	15.860527	-27.35%	305,826
2007	15.476111	21.832720	41.07%	298,701
2006	13.156266	15.476111	17.63%	240,894
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	18.001461	17.566077	-2.42%	15,178
2014	17.092862	18.001461	5.32%	19,457
2013	14.114532	17.092862	21.10%	34,137
2012	12.902578	14.114532	9.39%	47,820
2011	12.756060	12.902578	1.15%	59,075
2010	11.126021	12.756060	14.65%	79,706
2009	10.037182	11.126021	10.85%	87,030
2008	12.977596	10.037182	-22.66%	95,311
2007	11.663489	12.977596	11.27%	87,699
2006	10.712056	11.663489	8.88%	74,605
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	12.014294	11.785600	-1.90%	25,117
2014	11.761885	12.014294	2.15%	30,627
2013	12.270689	11.761885	-4.15%	43,483
2012	11.849640	12.270689	3.55%	50,040
2011	11.278868	11.849640	5.06%	55,547
2010	10.864530	11.278868	3.81%	70,267
2009	10.355665	10.864530	4.91%	53,138
2008	10.544884	10.355665	-1.79%	53,431
2007	10.194362	10.544884	3.44%	31,696
2006	9.988542	10.194362	2.06%	18,761
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.664249	21.062068	-2.78%	24,654
2014	20.176252	21.664249	7.37%	50,241
2013	15.436208	20.176252	30.71%	75,379
2012	13.294895	15.436208	16.11%	109,263
2011	13.357417	13.294895	-0.47%	146,556
2010	11.285554	13.357417	18.36%	168,586
2009	9.294808	11.285554	21.42%	197,177
2008	14.555530	9.294808	-36.14%	203,209
2007	13.040138	14.555530	11.62%	208,298
2006	11.385088	13.040138	14.54%	176,228

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.760707	17.030277	-4.11%	30,688
2014	16.516561	17.760707	7.53%	54,371
2013	13.016172	16.516561	26.89%	67,316
2012	11.747959	13.016172	10.80%	86,610
2011	12.589915	11.747959	-6.69%	117,019
2010	11.050617	12.589915	13.93%	138,927
2009	9.575311	11.050617	15.41%	164,858
2008	15.262522	9.575311	-37.26%	177,041
2007	13.358634	15.262522	14.25%	178,238
2006	11.771105	13.358634	13.49%	128,890
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.397094	8.686716	-23.78%	9,313
2014	13.016543	11.397094	-12.44%	8,230
2013	10.406958	13.016543	25.08%	10,505
2012	10.486508	10.406958	-0.76%	10,439
2011	11.780778	10.486508	-10.99%	10,542
2010	9.866855	11.780778	19.40%	19,761
2009	7.174281	9.866855	37.53%	18,455
2008	13.608472	7.174281	-47.28%	16,481
2007	9.188434	13.608472	48.10%	13,342
2006*	10.000000	9.188434	-8.12%	3,750
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.976816	9.507976	-4.70%	0
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
2011*	10.000000	9.803318	-1.97%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.424013	16.624799	1.22%	3,877
2014	16.617628	16.424013	-1.17%	4,656
2013	14.236730	16.617628	16.72%	6,313
2012	12.318918	14.236730	15.57%	12,239
2011	13.576823	12.318918	-9.27%	16,441
2010	12.081299	13.576823	12.38%	21,483
2009	9.725204	12.081299	24.23%	22,959
2008	17.171223	9.725204	-43.36%	23,072
2007	14.461808	17.171223	18.73%	14,051
2006	12.208927	14.461808	18.45%	12,758

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.670393	8.106590	-24.03%	22,136
2014	12.533456	10.670393	-14.86%	19,254
2013	11.875846	12.533456	5.54%	18,811
2012	11.906926	11.875846	-0.26%	24,185
2011	15.482430	11.906926	-23.09%	24,279
2010	13.508998	15.482430	14.61%	30,597
2009	7.946685	13.508998	70.00%	27,796
2008	21.063604	7.946685	-62.27%	22,840
2007	14.994670	21.063604	40.47%	21,077
2006	12.204153	14.994670	22.87%	13,132
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.707500	19.627580	4.92%	32,665
2014	17.090180	18.707500	9.46%	67,603
2013	12.792567	17.090180	33.59%	83,757
2012	11.590461	12.792567	10.37%	122,772
2011	11.592391	11.590461	-0.02%	154,192
2010	10.517697	11.592391	10.22%	188,587
2009	8.454341	10.517697	24.41%	222,558
2008	13.551721	8.454341	-37.61%	233,888
2007	11.003614	13.551721	20.33%	229,239
2006	10.700032	11.003614	2.84%	206,298
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.785257	17.194391	-8.47%	13,880
2014	18.829538	18.785257	-0.24%	15,462
2013	17.405849	18.829538	8.18%	24,858
2012	14.986419	17.405849	16.14%	30,802
2011	14.542166	14.986419	3.05%	32,592
2010	12.932344	14.542166	12.45%	34,327
2009	9.021633	12.932344	43.35%	34,787
2008	11.786993	9.021633	-23.46%	37,519
2007	11.593553	11.786993	1.67%	33,789
2006	10.739160	11.593553	7.96%	18,978
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.108673	15.622474	-3.02%	8,953
2014	16.220154	16.108673	-0.69%	10,621
2013	13.263583	16.220154	22.29%	14,452
2012	11.955422	13.263583	10.94%	15,873
2011	14.180585	11.955422	-15.69%	19,382
2010	12.695250	14.180585	11.70%	22,902
2009	9.467725	12.695250	34.09%	24,374
2008	16.749858	9.467725	-43.48%	19,888
2007	15.572656	16.749858	7.56%	24,101
2006	12.271367	15.572656	26.90%	20,735

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.810705	9.688421	-1.25%	0
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
2011*	10.000000	10.071673	0.72%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	20.009021	17.794197	-11.07%	4,423
2014	20.800411	20.009021	-3.80%	4,550
2013	13.508193	20.800411	53.98%	5,018
2012	12.337618	13.508193	9.49%	6,601
2011	13.552236	12.337618	-8.96%	7,684
2010	9.827439	13.552236	37.90%	15,947
2009	7.104763	9.827439	38.32%	14,347
2008	13.966402	7.104763	-49.13%	14,593
2007	13.398360	13.966402	4.24%	11,562
2006	12.190062	13.398360	9.91%	11,814
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.193329	20.471332	-7.76%	26,643
2014	21.015584	22.193329	5.60%	38,340
2013	16.520331	21.015584	27.21%	52,086
2012	14.860444	16.520331	11.17%	82,430
2011	15.264041	14.860444	-2.64%	103,883
2010	11.851189	15.264041	28.80%	118,542
2009	8.253863	11.851189	43.58%	133,817
2008	13.220982	8.253863	-37.57%	133,448
2007	11.993039	13.220982	10.24%	126,831
2006	11.284062	11.993039	6.28%	106,070
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.219545	9.027734	-2.08%	11,566
2014	9.415418	9.219545	-2.08%	38,520
2013	9.615461	9.415418	-2.08%	37,470
2012	9.820318	9.615461	-2.09%	34,421
2011	10.028369	9.820318	-2.07%	21,686
2010	10.235778	10.028369	-2.03%	14,080
2009	10.349911	10.235778	-1.10%	244
2008	10.345924	10.349911	0.04%	8,582
2007	10.102724	10.345924	2.41%	3,486
2006	9.891736	10.102724	2.13%	12,397
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.456348	13.218387	-1.77%	34,976
2014	13.108155	13.456348	2.66%	42,455
2013	10.531917	13.108155	24.46%	42,420
2012	9.589851	10.531917	9.82%	47,679
2011	10.219495	9.589851	-6.16%	50,079
2010	9.035482	10.219495	13.10%	44,097
2009	7.484163	9.035482	20.73%	27,738
2008*	10.000000	7.484163	-25.16%	12,442

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.166022	11.964187	-1.66%	33,739
2014	12.019427	12.166022	1.22%	42,153
2013	10.699473	12.019427	12.34%	62,726
2012	10.219295	10.699473	4.70%	77,344
2011	10.360217	10.219295	-1.36%	35,569
2010	9.675068	10.360217	7.08%	27,841
2009	8.749244	9.675068	10.58%	28,258
2008*	10.000000	8.749244	-12.51%	12,702
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.849272	10.576110	-2.52%	0
2014	10.681426	10.849272	1.57%	0
2013*	10.000000	10.681426	6.81%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.693753	12.466753	-1.79%	406,952
2014	12.439049	12.693753	2.05%	317,635
2013	10.515115	12.439049	18.30%	289,132
2012	9.806532	10.515115	7.23%	257,383
2011	10.164781	9.806532	-3.52%	185,974
2010	9.218444	10.164781	10.27%	129,826
2009	7.982885	9.218444	15.48%	72,947
2008*	10.000000	7.982885	-20.17%	27,815
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.948144	10.642424	-2.79%	0
2014	10.762618	10.948144	1.72%	0
2013*	10.000000	10.762618	7.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.354848	13.082190	-2.04%	45,524
2014	13.039734	13.354848	2.42%	58,379
2013	10.757461	13.039734	21.22%	62,646
2012	9.916287	10.757461	8.48%	71,723
2011	10.443646	9.916287	-5.05%	72,265
2010	9.319634	10.443646	12.06%	67,643
2009	7.886584	9.319634	18.17%	32,973
2008*	10.000000	7.886584	-21.13%	26,105
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.650875	10.373137	-2.61%	0
2014	10.556307	10.650875	0.90%	0
2013*	10.000000	10.556307	5.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.625335	12.400770	-1.78%	121,241
2014	12.414641	12.625335	1.70%	136,851
2013	10.773209	12.414641	15.24%	114,874
2012	10.151053	10.773209	6.13%	155,224
2011	10.368469	10.151053	-2.10%	153,821
2010	9.543818	10.368469	8.64%	131,568
2009	8.467848	9.543818	12.71%	90,547
2008*	10.000000	8.467848	-15.32%	53,385
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.963140	20.478861	2.58%	6,293
2014	15.665326	19.963140	27.44%	6,844
2013	15.822571	15.665326	-0.99%	8,636
2012	13.730088	15.822571	15.24%	7,108
2011	13.355039	13.730088	2.81%	8,504
2010	10.614913	13.355039	25.81%	11,044
2009	8.770955	10.614913	21.02%	7,791
2008	14.007759	8.770955	-37.39%	9,570
2007	17.049128	14.007759	-17.84%	5,405
2006	13.386225	17.049128	27.36%	5,466
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	28.210971	26.823143	-4.92%	6,072
2014	28.001192	28.210971	0.75%	8,233
2013	18.288820	28.001192	53.11%	12,321
2012	14.614640	18.288820	25.14%	18,301
2011	15.841236	14.614640	-7.74%	21,498
2010	14.350578	15.841236	10.39%	29,131
2009	10.190633	14.350578	40.82%	28,297
2008	15.745852	10.190633	-35.28%	31,245
2007	12.933709	15.745852	21.74%	25,307
2006	12.246300	12.933709	5.61%	19,067
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.702865	16.659906	-0.26%	3,838
2014	16.793543	16.702865	-0.54%	4,170
2013	11.965285	16.793543	40.35%	6,160
2012	11.622345	11.965285	2.95%	9,631
2011	13.279265	11.622345	-12.48%	10,687
2010	10.526946	13.279265	26.15%	19,910
2009	7.981387	10.526946	31.89%	23,000
2008	13.404355	7.981387	-40.46%	24,152
2007	12.062981	13.404355	11.12%	26,424
2006	11.728382	12.062981	2.85%	22,241

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	18.049656	16.683572	-7.57%	4,886
2014	17.223187	18.049656	4.80%	5,080
2013	13.174975	17.223187	30.73%	7,610
2012	11.344386	13.174975	16.14%	6,865
2011	13.286530	11.344386	-14.62%	9,907
2010	10.735584	13.286530	23.76%	18,310
2009	8.490985	10.735584	26.44%	25,590
2008	11.741767	8.490985	-27.69%	25,701
2007	12.511835	11.741767	-6.15%	9,820
2006	10.937156	12.511835	14.40%	13,467
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.738956	16.686469	-5.93%	17,636
2014	16.332088	17.738956	8.61%	39,311
2013	12.326441	16.332088	32.50%	52,125
2012	10.591647	12.326441	16.38%	70,518
2011	11.672549	10.591647	-9.26%	85,404
2010	10.043782	11.672549	16.22%	119,580
2009	8.100992	10.043782	23.98%	142,852
2008	12.502872	8.100992	-35.21%	150,445
2007	12.534853	12.502872	-0.26%	125,051
2006	10.953808	12.534853	14.43%	125,009
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.608239	11.251010	-3.08%	38,376
2014	11.294190	11.608239	2.78%	38,785
2013	9.066081	11.294190	24.58%	39,240
2012	7.990266	9.066081	13.46%	40,731
2011	8.495321	7.990266	-5.95%	50,896
2010	7.569999	8.495321	12.22%	50,910
2009	6.078653	7.569999	24.53%	50,945
2008	9.831579	6.078653	-38.17%	53,130
2007*	10.000000	9.831579	-1.68%	52,858
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.837165	14.500350	-2.27%	9,186
2014	14.490979	14.837165	2.39%	16,316
2013	13.049928	14.490979	11.04%	10,240
2012	12.186662	13.049928	7.08%	10,558
2011	12.338344	12.186662	-1.23%	9,619
2010	11.476527	12.338344	7.51%	15,054
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.948937	16.504731	-2.62%	1,930
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.163962	10.958447	-1.84%	0
2014	10.976410	11.163962	1.71%	0
2013	10.695095	10.976410	2.63%	0
2012	10.387468	10.695095	2.96%	9,294
2011	10.307650	10.387468	0.77%	9,847
2010	9.942818	10.307650	3.67%	0
2009	9.310276	9.942818	6.79%	0
2008	10.119497	9.310276	-8.00%	0
2007*	10.000000	10.119497	1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.845121	11.557546	-2.43%	52,150
2014	11.503214	11.845121	2.97%	52,166
2013	10.074741	11.503214	14.18%	98,605
2012	9.287212	10.074741	8.48%	85,591
2011	9.489826	9.287212	-2.14%	85,607
2010	8.739481	9.489826	8.59%	79,290
2009	7.493100	8.739481	16.63%	78,625
2008	9.965572	7.493100	-24.81%	70,075
2007*	10.000000	9.965572	-0.34%	45,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.759961	11.428960	-2.81%	16,185
2014	11.444886	11.759961	2.75%	21,465
2013	9.552645	11.444886	19.81%	62,965
2012	8.577705	9.552645	11.37%	64,394
2011	8.951703	8.577705	-4.18%	64,904
2010	8.103553	8.951703	10.47%	64,711
2009	6.654247	8.103553	21.78%	82,697
2008	9.907169	6.654247	-32.83%	73,020
2007*	10.000000	9.907169	-0.93%	58,818

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.683725	11.434861	-2.13%	0
2014	11.394315	11.683725	2.54%	3,616
2013	10.533240	11.394315	8.17%	8,294
2012	9.959034	10.533240	5.77%	8,186
2011	9.966610	9.959034	-0.08%	8,569
2010	9.381348	9.966610	6.24%	12,192
2009	8.364579	9.381348	12.16%	4,537
2008	10.057097	8.364579	-16.83%	4,580
2007*	10.000000	10.057097	0.57%	4,725

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.740504	22.187849	-10.32%	15,227
2014	26.689546	24.740504	-7.30%	27,587
2013	21.797579	26.689546	22.44%	34,646
2012	18.692991	21.797579	16.61%	40,111
2011	20.586443	18.692991	-9.20%	50,867
2010	19.358994	20.586443	6.34%	60,653
2009	15.821437	19.358994	22.36%	65,711
2008	21.790050	15.821437	-27.39%	59,931
2007	15.453793	21.790050	41.00%	39,379
2006	13.143993	15.453793	17.57%	35,856
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.902102	17.460192	-2.47%	1,910
2014	17.007199	17.902102	5.26%	4,510
2013	14.050975	17.007199	21.04%	22,479
2012	12.851063	14.050975	9.34%	24,331
2011	12.711614	12.851063	1.10%	33,222
2010	11.092922	12.711614	14.59%	35,035
2009	10.012425	11.092922	10.79%	38,148
2008	12.952214	10.012425	-22.70%	37,629
2007	11.646655	12.952214	11.21%	37,137
2006	10.702052	11.646655	8.83%	36,268
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.948003	11.714584	-1.95%	5,818
2014	11.702956	11.948003	2.09%	6,561
2013	12.215446	11.702956	-4.20%	16,814
2012	11.802343	12.215446	3.50%	17,254
2011	11.239575	11.802343	5.01%	21,024
2010	10.832212	11.239575	3.76%	25,160
2009	10.330133	10.832212	4.86%	25,517
2008	10.524256	10.330133	-1.84%	28,899
2007	10.179634	10.524256	3.39%	23,918
2006	9.979198	10.179634	2.01%	20,738
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.544719	20.935148	-2.83%	8,708
2014	20.075177	21.544719	7.32%	11,653
2013	15.366717	20.075177	30.64%	22,561
2012	13.241822	15.366717	16.05%	24,022
2011	13.310872	13.241822	-0.52%	30,590
2010	11.251970	13.310872	18.30%	34,016
2009	9.271887	11.251970	21.36%	35,252
2008	14.527081	9.271887	-36.18%	37,161
2007	13.021324	14.527081	11.56%	22,808
2006	11.374456	13.021324	14.48%	23,279

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.662674	16.927610	-4.16%	8,954
2014	16.433782	17.662674	7.48%	13,236
2013	12.957543	16.433782	26.83%	18,558
2012	11.701040	12.957543	10.74%	21,542
2011	12.546042	11.701040	-6.74%	27,732
2010	11.017730	12.546042	13.87%	29,727
2009	9.551691	11.017730	15.35%	29,820
2008	15.232666	9.551691	-37.29%	32,357
2007	13.339357	15.232666	14.19%	19,264
2006	11.760106	13.339357	13.43%	17,385
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.346685	8.643868	-23.82%	7,731
2014	12.965608	11.346685	-12.49%	6,477
2013	10.371526	12.965608	25.01%	7,255
2012	10.456168	10.371526	-0.81%	7,859
2011	11.752698	10.456168	-11.03%	7,173
2010	9.848365	11.752698	19.34%	7,535
2009	7.164489	9.848365	37.46%	7,561
2008	13.596868	7.164489	-47.31%	8,478
2007	9.185307	13.596868	48.03%	449
2006*	10.000000	9.185307	-8.15%	875
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.958172	9.485350	-4.75%	0
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
2012	9.799999	10.203491	4.12%	0
2011*	10.000000	9.799999	-2.00%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.333346	16.524585	1.17%	1,937
2014	16.534342	16.333346	-1.22%	3,245
2013	14.172617	16.534342	16.66%	3,431
2012	12.269727	14.172617	15.51%	3,648
2011	13.529511	12.269727	-9.31%	5,078
2010	12.045339	13.529511	12.32%	5,938
2009	9.701216	12.045339	24.16%	5,014
2008	17.137630	9.701216	-43.39%	5,497
2007	14.440921	17.137630	18.67%	2,657
2006	12.197510	14.440921	18.39%	1,299

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.618278	8.062864	-24.07%	1,563
2014	12.478628	10.618278	-14.91%	2,122
2013	11.829931	12.478628	5.48%	3,707
2012	11.866962	11.829931	-0.31%	4,820
2011	15.438345	11.866962	-23.13%	4,745
2010	13.477399	15.438345	14.55%	5,415
2009	7.932150	13.477399	69.91%	4,796
2008	21.035867	7.932150	-62.29%	5,323
2007	14.982613	21.035867	40.40%	3,771
2006	12.200545	14.982613	22.80%	3,742
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.604240	19.509266	4.86%	1,507
2014	17.004535	18.604240	9.41%	11,341
2013	12.734958	17.004535	33.53%	19,454
2012	11.544169	12.734958	10.32%	25,618
2011	11.551989	11.544169	-0.07%	31,916
2010	10.486395	11.551989	10.16%	35,382
2009	8.433471	10.486395	24.34%	36,068
2008	13.525202	8.433471	-37.65%	38,831
2007	10.987732	13.525202	20.26%	35,746
2006	10.690041	10.987732	2.78%	37,967
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.681598	17.090770	-8.52%	2,693
2014	18.735201	18.681598	-0.29%	3,127
2013	17.327477	18.735201	8.12%	3,127
2012	14.926584	17.327477	16.08%	3,127
2011	14.491483	14.926584	3.00%	3,127
2010	12.893859	14.491483	12.39%	3,127
2009	8.999377	12.893859	43.28%	511
2008	11.763940	8.999377	-23.50%	1,045
2007	11.576822	11.763940	1.62%	1,429
2006	10.729127	11.576822	7.90%	1,414
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	16.019787	15.528333	-3.07%	652
2014	16.138886	16.019787	-0.74%	1,786
2013	13.203872	16.138886	22.23%	3,936
2012	11.907697	13.203872	10.89%	4,328
2011	14.131184	11.907697	-15.73%	5,225
2010	12.657476	14.131184	11.64%	5,346
2009	9.444365	12.657476	34.02%	5,600
2008	16.717096	9.444365	-43.50%	5,481
2007	15.550170	16.717096	7.50%	4,900
2006	12.259882	15.550170	26.84%	3,795

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.792374	9.665365	-1.30%	0
2014	9.910901	9.792374	-1.20%	0
2013	10.183438	9.910901	-2.68%	0
2012	10.068267	10.183438	1.14%	0
2011*	10.000000	10.068267	0.68%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.898566	17.686926	-11.11%	758
2014	20.696173	19.898566	-3.85%	758
2013	13.447361	20.696173	53.91%	758
2012	12.288346	13.447361	9.43%	758
2011	13.505005	12.288346	-9.01%	758
2010	9.798197	13.505005	37.83%	758
2009	7.087232	9.798197	38.25%	0
2008	13.939071	7.087232	-49.16%	173
2007	13.379017	13.939071	4.19%	0
2006	12.178669	13.379017	9.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	22.084944	20.360944	-7.81%	1,536
2014	20.923638	22.084944	5.55%	2,319
2013	16.456449	20.923638	27.15%	2,967
2012	14.810567	16.456449	11.11%	3,900
2011	15.220559	14.810567	-2.69%	6,041
2010	11.823463	15.220559	28.73%	7,427
2009	8.238758	11.823463	43.51%	8,613
2008	13.203551	8.238758	-37.60%	7,594
2007	11.983386	13.203551	10.18%	1,537
2006	11.280719	11.983386	6.23%	1,297
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.167879	8.972558	-2.13%	0
2014	9.367441	9.167879	-2.13%	0
2013	9.571345	9.367441	-2.13%	0
2012	9.780272	9.571345	-2.14%	0
2011	9.992567	9.780272	-2.12%	7,824
2010	10.204450	9.992567	-2.08%	1,280
2009	10.323507	10.204450	-1.15%	2,111
2008	10.324803	10.323507	-0.01%	1,581
2007	10.087281	10.324803	2.35%	2,451
2006	9.881648	10.087281	2.08%	2,195
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.409435	13.165585	-1.82%	6,330
2014	13.069136	13.409435	2.60%	22,441
2013	10.505933	13.069136	24.40%	22,441
2012	9.571094	10.505933	9.77%	22,441
2011	10.204705	9.571094	-6.21%	22,441
2010	9.027005	10.204705	13.05%	0
2009	7.480956	9.027005	20.67%	0
2008*	10.000000	7.480956	-25.19%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.123638	11.916414	-1.71%	12,255
2014	11.983671	12.123638	1.17%	19,797
2013	10.673086	11.983671	12.28%	56,899
2012	10.199321	10.673086	4.65%	58,187
2011	10.345236	10.199321	-1.41%	18,240
2010	9.666010	10.345236	7.03%	16,052
2009	8.745508	9.666010	10.53%	5,582
2008*	10.000000	8.745508	-12.54%	2,659
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.841588	10.563213	-2.57%	0
2014	10.679311	10.841588	1.52%	0
2013*	10.000000	10.679311	6.79%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.649504	12.416955	-1.84%	111,182
2014	12.402019	12.649504	2.00%	127,670
2013	10.489156	12.402019	18.24%	114,572
2012	9.787333	10.489156	7.17%	116,742
2011	10.150064	9.787333	-3.57%	108,149
2010	9.209801	10.150064	10.21%	105,434
2009	7.979477	9.209801	15.42%	104,062
2008*	10.000000	7.979477	-20.21%	61,641
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.940398	10.629472	-2.84%	0
2014	10.760505	10.940398	1.67%	0
2013*	10.000000	10.760505	7.61%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.308277	13.029916	-2.09%	160,488
2014	13.000906	13.308277	2.36%	172,000
2013	10.730909	13.000906	21.15%	178,555
2012	9.896878	10.730909	8.43%	182,824
2011	10.428519	9.896878	-5.10%	161,903
2010	9.310888	10.428519	12.00%	163,519
2009	7.883207	9.310888	18.11%	169,328
2008*	10.000000	7.883207	-21.17%	105,228
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.643346	10.360510	-2.66%	0
2014	10.554233	10.643346	0.84%	0
2013*	10.000000	10.554233	5.54%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.581351	12.351260	-1.83%	124,242
2014	12.377709	12.581351	1.65%	149,483
2013	10.746644	12.377709	15.18%	137,285
2012	10.131211	10.746644	6.07%	134,301
2011	10.353471	10.131211	-2.15%	114,254
2010	9.534880	10.353471	8.59%	94,244
2009	8.464239	9.534880	12.65%	73,996
2008*	10.000000	8.464239	-15.36%	48,929
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.857187	20.359770	2.53%	4,754
2014	15.590134	19.857187	27.37%	5,123
2013	15.754670	15.590134	-1.04%	6,585
2012	13.678164	15.754670	15.18%	5,884
2011	13.311316	13.678164	2.76%	6,568
2010	10.585563	13.311316	25.75%	6,748
2009	8.751182	10.585563	20.96%	7,630
2008	13.983362	8.751182	-37.42%	7,113
2007	17.028180	13.983362	-17.88%	851
2006	13.376591	17.028180	27.30%	964
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	28.055341	26.661539	-4.97%	3,884
2014	27.860953	28.055341	0.70%	4,232
2013	18.206509	27.860953	53.03%	8,099
2012	14.556309	18.206509	25.08%	9,263
2011	15.786047	14.556309	-7.79%	10,407
2010	14.307881	15.786047	10.33%	11,478
2009	10.165506	14.307881	40.75%	11,821
2008	15.715069	10.165506	-35.31%	13,451
2007	12.915053	15.715069	21.68%	4,597
2006	12.234857	12.915053	5.56%	5,101
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.610722	16.559536	-0.31%	4,911
2014	16.709436	16.610722	-0.59%	5,388
2013	11.911433	16.709436	40.28%	6,108
2012	11.575967	11.911433	2.90%	6,793
2011	13.233011	11.575967	-12.52%	9,174
2010	10.495631	13.233011	26.08%	9,232
2009	7.961709	10.495631	31.83%	9,029
2008	13.378147	7.961709	-40.49%	9,975
2007	12.045569	13.378147	11.06%	3,486
2006	11.717424	12.045569	2.80%	3,967

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.949973	16.582956	-7.62%	3,167
2014	17.136827	17.949973	4.75%	3,374
2013	13.115604	17.136827	30.66%	5,973
2012	11.299048	13.115604	16.08%	6,383
2011	13.240185	11.299048	-14.66%	8,953
2010	10.703596	13.240185	23.70%	8,714
2009	8.470016	10.703596	26.37%	9,246
2008	11.718772	8.470016	-27.72%	9,288
2007	12.493764	11.718772	-6.20%	4,388
2006	10.926926	12.493764	14.34%	4,447
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.641043	16.585889	-5.98%	965
2014	16.250250	17.641043	8.56%	2,082
2013	12.270940	16.250250	32.43%	9,621
2012	10.549350	12.270940	16.32%	15,795
2011	11.631868	10.549350	-9.31%	21,458
2010	10.013887	11.631868	16.16%	23,572
2009	8.081019	10.013887	23.92%	24,618
2008	12.478424	8.081019	-35.24%	28,744
2007	12.516769	12.478424	-0.31%	26,975
2006	10.943582	12.516769	14.38%	27,967
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.562838	11.201284	-3.13%	6,372
2014	11.255772	11.562838	2.73%	6,829
2013	9.039861	11.255772	24.51%	7,527
2012	7.971249	9.039861	13.41%	0
2011	8.479425	7.971249	-5.99%	0
2010	7.559691	8.479425	12.17%	0
2009	6.073473	7.559691	24.47%	0
2008	9.828224	6.073473	-38.20%	0
2007*	10.000000	9.828224	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.794290	14.451064	-2.32%	5,925
2014	14.456487	14.794290	2.34%	6,246
2013	13.025523	14.456487	10.99%	6,561
2012	12.170096	13.025523	7.03%	6,855
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.899940	16.448610	-2.67%	2,545
2014	16.415705	16.899940	2.95%	2,548
2013	14.039375	16.415705	16.93%	2,551
2012	12.782689	14.039375	9.83%	2,555
2011	13.186361	12.782689	-3.06%	2,558
2010	12.028785	13.186361	9.62%	2,562
2009*	10.000000	12.028785	20.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.120314	10.910028	-1.89%	12,281
2014	10.939091	11.120314	1.66%	0
2013	10.664189	10.939091	2.58%	0
2012	10.362751	10.664189	2.91%	0
2011	10.288359	10.362751	0.72%	0
2010	9.929276	10.288359	3.62%	0
2009	9.302352	9.929276	6.74%	0
2008	10.116043	9.302352	-8.04%	0
2007*	10.000000	10.116043	1.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.798826	11.506490	-2.48%	7,545
2014	11.464102	11.798826	2.92%	23,477
2013	10.045602	11.464102	14.12%	23,492
2012	9.265098	10.045602	8.42%	22,968
2011	9.472062	9.265098	-2.18%	22,786
2010	8.727561	9.472062	8.53%	22,846
2009	7.486705	8.727561	16.57%	22,748
2008	9.962169	7.486705	-24.85%	20,107
2007*	10.000000	9.962169	-0.38%	5,167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.713940	11.378416	-2.86%	10,561
2014	11.405929	11.713940	2.70%	26,865
2013	9.525000	11.405929	19.75%	26,851
2012	8.557263	9.525000	11.31%	24,436
2011	8.934922	8.557263	-4.23%	24,630
2010	8.092497	8.934922	10.41%	24,557
2009	6.648561	8.092497	21.72%	24,657
2008	9.903777	6.648561	-32.87%	22,492
2007*	10.000000	9.903777	-0.96%	5,152

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.638059	11.384352	-2.18%	33,938
2014	11.355582	11.638059	2.49%	46,552
2013	10.502793	11.355582	8.12%	12,614
2012	9.935326	10.502793	5.71%	24,975
2011	9.947950	9.935326	-0.13%	58,188
2010	9.368568	9.947950	6.18%	24,975
2009	8.357446	9.368568	12.10%	0
2008	10.053668	8.357446	-16.87%	0
2007*	10.000000	10.053668	0.54%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.603905	22.054057	-10.36%	0
2014	26.555763	24.603905	-7.35%	369
2013	21.699389	26.555763	22.38%	369
2012	18.618324	21.699389	16.55%	369
2011	20.514685	18.618324	-9.24%	371
2010	19.301364	20.514685	6.29%	1,769
2009	15.782396	19.301364	22.30%	2,809
2008	21.747412	15.782396	-27.43%	3,208
2007	15.431474	21.747412	40.93%	3,377
2006	13.131697	15.431474	17.51%	2,816
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.803257	17.354913	-2.52%	0
2014	16.921940	17.803257	5.21%	0
2013	13.987682	16.921940	20.98%	0
2012	12.799735	13.987682	9.28%	0
2011	12.667292	12.799735	1.05%	0
2010	11.059887	12.667292	14.53%	0
2009	9.987713	11.059887	10.73%	0
2008	12.926855	9.987713	-22.74%	0
2007	11.629819	12.926855	11.15%	0
2006	10.692031	11.629819	8.77%	358
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.882025	11.643950	-2.00%	0
2014	11.644282	11.882025	2.04%	0
2013	12.160419	11.644282	-4.24%	0
2012	11.755193	12.160419	3.45%	0
2011	11.200380	11.755193	4.95%	0
2010	10.799956	11.200380	3.71%	0
2009	10.304639	10.799956	4.81%	154
2008	10.503668	10.304639	-1.89%	154
2007	10.164949	10.503668	3.33%	227
2006	9.969879	10.164949	1.96%	363
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.425767	20.808927	-2.88%	0
2014	19.974548	21.425767	7.27%	575
2013	15.297510	19.974548	30.57%	575
2012	13.188939	15.297510	15.99%	576
2011	13.264480	13.188939	-0.57%	577
2010	11.218476	13.264480	18.24%	577
2009	9.249009	11.218476	21.29%	1,369
2008	14.498647	9.249009	-36.21%	1,949
2007	13.002523	14.498647	11.51%	2,063
2006	11.363817	13.002523	14.42%	866

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.565190	16.825592	-4.21%	0
2014	16.351435	17.565190	7.42%	562
2013	12.899204	16.351435	26.76%	562
2012	11.654319	12.899204	10.68%	563
2011	12.502314	11.654319	-6.78%	563
2010	10.984935	12.502314	13.81%	564
2009	9.528126	10.984935	15.29%	795
2008	15.202870	9.528126	-37.33%	796
2007	13.320108	15.202870	14.13%	907
2006	11.749118	13.320108	13.37%	1,035
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.296466	8.601201	-23.86%	0
2014	12.914833	11.296466	-12.53%	0
2013	10.336190	12.914833	24.95%	0
2012	10.425886	10.336190	-0.86%	0
2011	11.724637	10.425886	-11.08%	0
2010	9.829873	11.724637	19.28%	0
2009	7.154709	9.829873	37.39%	0
2008	13.585267	7.154709	-47.33%	0
2007	9.182194	13.585267	47.95%	0
2006*	10.000000	9.182194	-8.18%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.939530	9.462763	-4.80%	0
2014	10.144445	9.939530	-2.02%	0
2013	10.194811	10.144445	-0.49%	0
2012	9.796679	10.194811	4.06%	0
2011*	10.000000	9.796679	-2.03%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.243149	16.424924	1.12%	0
2014	16.451451	16.243149	-1.27%	0
2013	14.108765	16.451451	16.60%	0
2012	12.220705	14.108765	15.45%	0
2011	13.482341	12.220705	-9.36%	0
2010	12.009476	13.482341	12.26%	0
2009	9.677273	12.009476	24.10%	0
2008	17.104090	9.677273	-43.42%	0
2007	14.420067	17.104090	18.61%	0
2006	12.186103	14.420067	18.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.566347	8.019332	-24.10%	0
2014	12.423957	10.566347	-14.95%	0
2013	11.784132	12.423957	5.43%	0
2012	11.827082	11.784132	-0.36%	0
2011	15.394320	11.827082	-23.17%	0
2010	13.445827	15.394320	14.49%	0
2009	7.917616	13.445827	69.82%	0
2008	21.008111	7.917616	-62.31%	0
2007	14.970532	21.008111	40.33%	0
2006	12.196923	14.970532	22.74%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.501491	19.391611	4.81%	0
2014	16.919270	18.501491	9.35%	0
2013	12.677581	16.919270	33.46%	0
2012	11.498047	12.677581	10.26%	0
2011	11.511708	11.498047	-0.12%	0
2010	10.455169	11.511708	10.11%	0
2009	8.412661	10.455169	24.28%	391
2008	13.498737	8.412661	-37.68%	885
2007	10.971865	13.498737	20.20%	985
2006	10.680038	10.971865	2.73%	309
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.578487	16.987755	-8.56%	0
2014	18.641322	18.578487	-0.34%	0
2013	17.249474	18.641322	8.07%	0
2012	14.866993	17.249474	16.03%	0
2011	14.440990	14.866993	2.95%	0
2010	12.855494	14.440990	12.33%	0
2009	8.977183	12.855494	43.20%	0
2008	11.740931	8.977183	-23.54%	0
2007	11.560112	11.740931	1.56%	0
2006	10.719092	11.560112	7.85%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.931298	15.434656	-3.12%	0
2014	16.057953	15.931298	-0.79%	0
2013	13.144373	16.057953	22.17%	0
2012	11.860104	13.144373	10.83%	0
2011	14.081897	11.860104	-15.78%	0
2010	12.619766	14.081897	11.59%	0
2009	9.421057	12.619766	33.95%	0
2008	16.684386	9.421057	-43.53%	0
2007	15.527724	16.684386	7.45%	0
2006	12.248422	15.527724	26.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.774030	9.642339	-1.35%	0
2014	9.897388	9.774030	-1.25%	0
2013	10.174764	9.897388	-2.73%	0
2012	10.064852	10.174764	1.09%	0
2011*	10.000000	10.064852	0.65%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.788642	17.580222	-11.16%	0
2014	20.592359	19.788642	-3.90%	0
2013	13.386737	20.592359	53.83%	0
2012	12.239220	13.386737	9.38%	0
2011	13.457893	12.239220	-9.06%	0
2010	9.768989	13.457893	37.76%	0
2009	7.069724	9.768989	38.18%	0
2008	13.911775	7.069724	-49.18%	0
2007	13.359681	13.911775	4.13%	0
2006	12.167269	13.359681	9.80%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
2011	15.177194	14.760832	-2.74%	0
2010	11.795797	15.177194	28.67%	0
2009	8.223675	11.795797	43.44%	0
2008	13.186138	8.223675	-37.63%	0
2007	11.973730	13.186138	10.13%	0
2006	11.277380	11.973730	6.17%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.116492	8.917710	-2.18%	0
2014	9.319694	9.116492	-2.18%	0
2013	9.527427	9.319694	-2.18%	0
2012	9.740384	9.527427	-2.19%	0
2011	9.956888	9.740384	-2.17%	0
2010	10.173208	9.956888	-2.13%	0
2009	10.297164	10.173208	-1.20%	0
2008	10.303720	10.297164	-0.06%	0
2007	10.071856	10.303720	2.30%	0
2006	9.871568	10.071856	2.03%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.362648	13.112943	-1.87%	0
2014	13.030194	13.362648	2.55%	0
2013	10.479982	13.030194	24.33%	0
2012	9.552346	10.479982	9.71%	0
2011	10.189917	9.552346	-6.26%	0
2010	9.018535	10.189917	12.99%	0
2009	7.477757	9.018535	20.60%	0
2008*	10.000000	7.477757	-25.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.081321	11.868752	-1.76%	0
2014	11.947955	12.081321	1.12%	0
2013	10.646720	11.947955	12.22%	0
2012	10.179333	10.646720	4.59%	0
2011	10.330231	10.179333	-1.46%	0
2010	9.656927	10.330231	6.97%	0
2009	8.741761	9.656927	10.47%	0
2008*	10.000000	8.741761	-12.58%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.833913	10.550340	-2.62%	0
2014	10.677204	10.833913	1.47%	0
2013*	10.000000	10.677204	6.77%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.605393	12.367317	-1.89%	962
2014	12.365087	12.605393	1.94%	1,031
2013	10.463269	12.365087	18.18%	1,102
2012	9.768182	10.463269	7.12%	1,178
2011	10.135356	9.768182	-3.62%	1,265
2010	9.201144	10.135356	10.15%	0
2009	7.976051	9.201144	15.36%	0
2008*	10.000000	7.976051	-20.24%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.932652	10.616511	-2.89%	0
2014	10.758379	10.932652	1.62%	0
2013*	10.000000	10.758379	7.58%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.261898	12.977869	-2.14%	0
2014	12.962218	13.261898	2.31%	0
2013	10.704440	12.962218	21.09%	0
2012	9.877516	10.704440	8.37%	0
2011	10.413432	9.877516	-5.15%	0
2010	9.302166	10.413432	11.95%	0
2009	7.879836	9.302166	18.05%	0
2008*	10.000000	7.879836	-21.20%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.635800	10.347874	-2.71%	0
2014	10.552146	10.635800	0.79%	0
2013*	10.000000	10.552146	5.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.537459	12.301881	-1.88%	922
2014	12.340840	12.537459	1.59%	989
2013	10.720114	12.340840	15.12%	1,057
2012	10.111375	10.720114	6.02%	1,129
2011	10.338470	10.111375	-2.20%	1,213
2010	9.525931	10.338470	8.53%	0
2009	8.460620	9.525931	12.59%	0
2008*	10.000000	8.460620	-15.39%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.751764	20.241336	2.48%	0
2014	15.515287	19.751764	27.31%	0
2013	15.687054	15.515287	-1.09%	0
2012	13.626436	15.687054	15.12%	0
2011	13.267746	13.626436	2.70%	0
2010	10.556292	13.267746	25.69%	0
2009	8.731455	10.556292	20.90%	0
2008	13.959007	8.731455	-37.45%	0
2007	17.007266	13.959007	-17.92%	0
2006	13.366966	17.007266	27.23%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.900340	26.500673	-5.02%	0
2014	27.721194	27.900340	0.65%	0
2013	18.124424	27.721194	52.95%	0
2012	14.498117	18.124424	25.01%	0
2011	15.730977	14.498117	-7.84%	0
2010	14.265243	15.730977	10.27%	0
2009	10.140390	14.265243	40.68%	0
2008	15.684285	10.140390	-35.35%	0
2007	12.896379	15.684285	21.62%	0
2006	12.223398	12.896379	5.51%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.518907	16.459590	-0.36%	0
2014	16.625576	16.518907	-0.64%	0
2013	11.857717	16.625576	40.21%	0
2012	11.529661	11.857717	2.85%	0
2011	13.186812	11.529661	-12.57%	0
2010	10.464334	13.186812	26.02%	0
2009	7.942029	10.464334	31.76%	0
2008	13.351929	7.942029	-40.52%	0
2007	12.028151	13.351929	11.01%	0
2006	11.706459	12.028151	2.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.850840	16.482938	-7.66%	0
2014	17.050901	17.850840	4.69%	0
2013	13.056507	17.050901	30.59%	0
2012	11.253906	13.056507	16.02%	0
2011	13.194039	11.253906	-14.70%	0
2010	10.671739	13.194039	23.64%	0
2009	8.449122	10.671739	26.31%	0
2008	11.695858	8.449122	-27.76%	0
2007	12.475739	11.695858	-6.25%	0
2006	10.916723	12.475739	14.28%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.543623	16.485863	-6.03%	0
2014	16.168766	17.543623	8.50%	802
2013	12.215641	16.168766	32.36%	802
2012	10.507196	12.215641	16.26%	802
2011	11.591295	10.507196	-9.35%	803
2010	9.984053	11.591295	16.10%	804
2009	8.061050	9.984053	23.86%	604
2008	12.453989	8.061050	-35.27%	605
2007	12.498680	12.453989	-0.36%	606
2006	10.933337	12.498680	14.32%	695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.517561	11.151719	-3.18%	0
2014	11.217431	11.517561	2.68%	0
2013	9.013667	11.217431	24.45%	0
2012	7.952220	9.013667	13.35%	0
2011	8.463496	7.952220	-6.04%	0
2010	7.549349	8.463496	12.11%	0
2009	6.068278	7.549349	24.41%	0
2008	9.824863	6.068278	-38.24%	0
2007*	10.000000	9.824863	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.751467	14.401864	-2.37%	1,531
2014	14.422004	14.751467	2.28%	1,642
2013	13.001097	14.422004	10.93%	1,754
2012	12.153512	13.001097	6.97%	1,875
2011	12.317334	12.153512	-1.33%	2,013
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.076824	10.861811	-1.94%	0
2014	10.901873	11.076824	1.60%	0
2013	10.633336	10.901873	2.53%	0
2012	10.338065	10.633336	2.86%	0
2011	10.269084	10.338065	0.67%	0
2010	9.915732	10.269084	3.56%	0
2009	9.294408	9.915732	6.68%	0
2008	10.112579	9.294408	-8.09%	0
2007*	10.000000	10.112579	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.752682	11.455632	-2.53%	0
2014	11.425104	11.752682	2.87%	0
2013	10.016555	11.425104	14.06%	0
2012	9.243044	10.016555	8.37%	0
2011	9.454338	9.243044	-2.23%	0
2010	8.715681	9.454338	8.48%	0
2009	7.480324	8.715681	16.51%	0
2008	9.958769	7.480324	-24.89%	0
2007*	10.000000	9.958769	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.668163	11.328159	-2.91%	0
2014	11.367163	11.668163	2.65%	0
2013	9.497470	11.367163	19.69%	0
2012	8.536892	9.497470	11.25%	0
2011	8.918204	8.536892	-4.28%	0
2010	8.081469	8.918204	10.35%	0
2009	6.642894	8.081469	21.66%	0
2008	9.900399	6.642894	-32.90%	0
2007*	10.000000	9.900399	-1.00%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.592556	11.334049	-2.23%	931
2014	11.316972	11.592556	2.44%	999
2013	10.472433	11.316972	8.06%	1,067
2012	9.911686	10.472433	5.66%	1,141
2011	9.929340	9.911686	-0.18%	1,225
2010	9.355810	9.929340	6.13%	0
2009	8.350325	9.355810	12.04%	0
2008	10.050227	8.350325	-16.91%	0
2007*	10.000000	10.050227	0.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.468030	21.921045	-10.41%	712
2014	26.422632	24.468030	-7.40%	5,092
2013	21.601649	26.422632	22.32%	10,242
2012	18.543954	21.601649	16.49%	21,478
2011	20.443172	18.543954	-9.29%	40,825
2010	19.243908	20.443172	6.23%	57,415
2009	15.743465	19.243908	22.23%	69,507
2008	21.704884	15.743465	-27.47%	69,029
2007	15.409201	21.704884	40.86%	101,068
2006	13.119434	15.409201	17.45%	91,281
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.704886	17.250187	-2.57%	4,720
2014	16.837048	17.704886	5.15%	3,325
2013	13.924634	16.837048	20.92%	8,653
2012	12.748574	13.924634	9.23%	10,221
2011	12.623106	12.748574	0.99%	22,651
2010	11.026947	12.623106	14.48%	30,995
2009	9.963061	11.026947	10.68%	38,467
2008	12.901561	9.963061	-22.78%	41,594
2007	11.613032	12.901561	11.10%	41,697
2006	10.682044	11.613032	8.72%	45,011
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.816390	11.573705	-2.05%	1,462
2014	11.585889	11.816390	1.99%	2,421
2013	12.105635	11.585889	-4.29%	2,672
2012	11.708235	12.105635	3.39%	6,784
2011	11.161327	11.708235	4.90%	23,230
2010	10.767809	11.161327	3.65%	35,074
2009	10.279216	10.767809	4.75%	31,791
2008	10.483101	10.279216	-1.94%	38,659
2007	10.150252	10.483101	3.28%	30,643
2006	9.960541	10.150252	1.90%	24,800
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.307407	20.683382	-2.93%	822
2014	19.874369	21.307407	7.21%	425
2013	15.228551	19.874369	30.51%	4,155
2012	13.136215	15.228551	15.93%	12,395
2011	13.218202	13.136215	-0.62%	21,910
2010	11.185045	13.218202	18.18%	35,993
2009	9.226156	11.185045	21.23%	37,407
2008	14.470254	9.226156	-36.24%	42,200
2007	12.983732	14.470254	11.45%	49,197
2006	11.353182	12.983732	14.36%	45,471

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.468136	16.724065	-4.26%	2,829
2014	16.269412	17.468136	7.37%	4,457
2013	12.841067	16.269412	26.70%	9,047
2012	11.607746	12.841067	10.62%	13,702
2011	12.458715	11.607746	-6.83%	19,482
2010	10.952226	12.458715	13.76%	24,168
2009	9.504617	10.952226	15.23%	25,580
2008	15.173133	9.504617	-37.36%	27,636
2007	13.300881	15.173133	14.08%	27,164
2006	11.738140	13.300881	13.31%	24,242
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.246479	8.558753	-23.90%	950
2014	12.864271	11.246479	-12.58%	950
2013	10.300988	12.864271	24.88%	1,093
2012	10.395700	10.300988	-0.91%	1,092
2011	11.696667	10.395700	-11.12%	7,542
2010	9.811438	11.696667	19.21%	7,740
2009	7.144943	9.811438	37.32%	8,572
2008	13.573682	7.144943	-47.36%	8,592
2007	9.179075	13.573682	47.88%	5,550
2006*	10.000000	9.179075	-8.21%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.920915	9.440205	-4.85%	0
2014	10.130624	9.920915	-2.07%	0
2013	10.186127	10.130624	-0.54%	0
2012	9.793357	10.186127	4.01%	0
2011*	10.000000	9.793357	-2.07%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.153421	16.325845	1.07%	95
2014	16.368937	16.153421	-1.32%	1,373
2013	14.045166	16.368937	16.54%	1,639
2012	12.171852	14.045166	15.39%	1,615
2011	13.435303	12.171852	-9.40%	2,610
2010	11.973683	13.435303	12.21%	3,512
2009	9.653364	11.973683	24.04%	3,625
2008	17.070589	9.653364	-43.45%	3,512
2007	14.399220	17.070589	18.55%	6,310
2006	12.174694	14.399220	18.27%	2,735

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.514668	7.976023	-24.14%	1,009
2014	12.369531	10.514668	-15.00%	1,613
2013	11.738507	12.369531	5.38%	1,953
2012	11.787333	11.738507	-0.41%	3,015
2011	15.350413	11.787333	-23.21%	4,360
2010	13.414330	15.350413	14.43%	7,260
2009	7.903105	13.414330	69.73%	9,182
2008	20.980380	7.903105	-62.33%	6,478
2007	14.958457	20.980380	40.26%	6,720
2006	12.193311	14.958457	22.68%	2,574
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.399306	19.274646	4.76%	1,480
2014	16.834430	18.399306	9.30%	3,476
2013	12.620454	16.834430	33.39%	7,874
2012	11.452101	12.620454	10.20%	19,442
2011	11.471555	11.452101	-0.17%	38,349
2010	10.424016	11.471555	10.05%	56,840
2009	8.391883	10.424016	24.22%	70,532
2008	13.472303	8.391883	-37.71%	86,839
2007	10.955999	13.472303	20.14%	97,808
2006	10.670044	10.955999	2.68%	93,102
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.475887	16.885302	-8.61%	99
2014	18.547856	18.475887	-0.39%	2,795
2013	17.171754	18.547856	8.01%	2,649
2012	14.807597	17.171754	15.97%	2,540
2011	14.390636	14.807597	2.90%	2,674
2010	12.817218	14.390636	12.28%	4,907
2009	8.955025	12.817218	43.13%	3,961
2008	11.717943	8.955025	-23.58%	4,104
2007	11.543415	11.717943	1.51%	3,947
2006	10.709075	11.543415	7.79%	963
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.843274	15.341534	-3.17%	0
2014	15.977402	15.843274	-0.84%	0
2013	13.085114	15.977402	22.10%	0
2012	11.812695	13.085114	10.77%	5,274
2011	14.032778	11.812695	-15.82%	5,060
2010	12.582168	14.032778	11.53%	6,150
2009	9.397781	12.582168	33.88%	6,119
2008	16.651699	9.397781	-43.56%	5,735
2007	15.505266	16.651699	7.39%	6,003
2006	12.236949	15.505266	26.71%	5,283

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.755735	9.619372	-1.40%	0
2014	9.883915	9.755735	-1.30%	0
2013	10.166111	9.883915	-2.78%	0
2012	10.061450	10.166111	1.04%	0
2011*	10.000000	10.061450	0.61%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.679324	17.474162	-11.21%	0
2014	20.489086	19.679324	-3.95%	0
2013	13.326407	20.489086	53.75%	295
2012	12.190296	13.326407	9.32%	272
2011	13.410945	12.190296	-9.10%	2,175
2010	9.739883	13.410945	37.69%	710
2009	7.052264	9.739883	38.11%	675
2008	13.884548	7.052264	-49.21%	1,630
2007	13.340383	13.884548	4.08%	1,977
2006	12.155893	13.340383	9.74%	4,710
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.869565	20.141763	-7.90%	222
2014	20.740785	21.869565	5.44%	1,204
2013	16.329317	20.740785	27.02%	4,196
2012	14.711220	16.329317	11.00%	8,243
2011	15.133917	14.711220	-2.79%	8,926
2010	11.768157	15.133917	28.60%	12,564
2009	8.208610	11.768157	43.36%	12,934
2008	13.168736	8.208610	-37.67%	14,856
2007	11.964068	13.168736	10.07%	13,038
2006	11.274032	11.964068	6.12%	10,990
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.065345	8.863144	-2.23%	0
2014	9.272155	9.065345	-2.23%	355
2013	9.483679	9.272155	-2.23%	5,025
2012	9.700630	9.483679	-2.24%	7,471
2011	9.921313	9.700630	-2.22%	1,650
2010	10.142046	9.921313	-2.18%	1,631
2009	10.270870	10.142046	-1.25%	2,352
2008	10.282666	10.270870	-0.11%	2,373
2007	10.056446	10.282666	2.25%	1,855
2006	9.861491	10.056446	1.98%	1,814
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.316000	13.060489	-1.92%	2,354
2014	12.991352	13.316000	2.50%	2,357
2013	10.454079	12.991352	24.27%	2,361
2012	9.533627	10.454079	9.65%	7,140
2011	10.175141	9.533627	-6.30%	7,134
2010	9.010056	10.175141	12.93%	5,973
2009	7.474553	9.010056	20.54%	6,026
2008*	10.000000	7.474553	-25.25%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	12.039191	11.821318	-1.81%	0
2014	11.912380	12.039191	1.06%	0
2013	10.620441	11.912380	12.16%	0
2012	10.159424	10.620441	4.54%	8,085
2011	10.315287	10.159424	-1.51%	12,055
2010	9.647882	10.315287	6.92%	3,975
2009	8.738028	9.647882	10.41%	3,980
2008*	10.000000	8.738028	-12.62%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.826235	10.537480	-2.67%	0
2014	10.675098	10.826235	1.42%	0
2013*	10.000000	10.675098	6.75%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.561409	12.317871	-1.94%	139,823
2014	12.328241	12.561409	1.89%	161,866
2013	10.437422	12.328241	18.12%	169,954
2012	9.749046	10.437422	7.06%	176,042
2011	10.120669	9.749046	-3.67%	139,806
2010	9.192508	10.120669	10.10%	122,487
2009	7.972644	9.192508	15.30%	124,185
2008*	10.000000	7.972644	-20.27%	59,852
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.924898	10.603564	-2.94%	0
2014	10.756254	10.924898	1.57%	0
2013*	10.000000	10.756254	7.56%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.215588	12.925941	-2.19%	207,429
2014	12.923563	13.215588	2.26%	206,783
2013	10.677972	12.923563	21.03%	208,079
2012	9.858156	10.677972	8.32%	209,613
2011	10.398329	9.858156	-5.19%	208,443
2010	9.293427	10.398329	11.89%	193,869
2009	7.876463	9.293427	17.99%	193,947
2008*	10.000000	7.876463	-21.24%	16,657
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.628268	10.335259	-2.76%	0
2014	10.550064	10.628268	0.74%	0
2013*	10.000000	10.550064	5.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.493716	12.252692	-1.93%	8,629
2014	12.304075	12.493716	1.54%	8,723
2013	10.693628	12.304075	15.06%	13,518
2012	10.091569	10.693628	5.97%	16,963
2011	10.323487	10.091569	-2.25%	16,968
2010	9.516992	10.323487	8.47%	16,973
2009	8.456996	9.516992	12.53%	9,608
2008*	10.000000	8.456996	-15.43%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.646864	20.123540	2.43%	696
2014	15.440774	19.646864	27.24%	1,621
2013	15.619707	15.440774	-1.15%	1,702
2012	13.574893	15.619707	15.06%	3,079
2011	13.224301	13.574893	2.65%	5,913
2010	10.527099	13.224301	25.62%	6,228
2009	8.711765	10.527099	20.84%	6,917
2008	13.934686	8.711765	-37.48%	6,660
2007	16.986373	13.934686	-17.97%	5,487
2006	13.357344	16.986373	27.17%	1,944
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.746246	26.340833	-5.07%	1,901
2014	27.582194	27.746246	0.59%	2,202
2013	18.042751	27.582194	52.87%	2,564
2012	14.440173	18.042751	24.95%	4,895
2011	15.676111	14.440173	-7.88%	13,222
2010	14.222761	15.676111	10.22%	16,437
2009	10.115368	14.222761	40.61%	18,148
2008	15.653608	10.115368	-35.38%	17,314
2007	12.877773	15.653608	21.56%	13,130
2006	12.211983	12.877773	5.45%	24,232
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.427675	16.360318	-0.41%	1,652
2014	16.542217	16.427675	-0.69%	2,169
2013	11.804280	16.542217	40.14%	2,513
2012	11.483594	11.804280	2.79%	5,233
2011	13.140844	11.483594	-12.61%	6,026
2010	10.433184	13.140844	25.95%	7,243
2009	7.922432	10.433184	31.69%	6,668
2008	13.325813	7.922432	-40.55%	5,677
2007	12.010789	13.325813	10.95%	5,583
2006	11.695520	12.010789	2.70%	6,400

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.752225	16.383500	-7.71%	0
2014	16.965377	17.752225	4.64%	0
2013	12.997657	16.965377	30.53%	0
2012	11.208918	12.997657	15.96%	5,043
2011	13.148003	11.208918	-14.75%	6,655
2010	10.639934	13.148003	23.57%	8,360
2009	8.428251	10.639934	26.24%	8,474
2008	11.672947	8.428251	-27.80%	9,963
2007	12.457710	11.672947	-6.30%	10,845
2006	10.906502	12.457710	14.22%	11,011
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.446704	16.386398	-6.08%	294
2014	16.087669	17.446704	8.45%	1,888
2013	12.160580	16.087669	32.29%	4,706
2012	10.465200	12.160580	16.20%	13,652
2011	11.550869	10.465200	-9.40%	29,940
2010	9.954310	11.550869	16.04%	35,144
2009	8.041144	9.954310	23.79%	38,825
2008	12.429595	8.041144	-35.31%	42,894
2007	12.480622	12.429595	-0.41%	55,268
2006	10.923112	12.480622	14.26%	56,296
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.472510	11.102419	-3.23%	4,809
2014	11.179258	11.472510	2.62%	4,809
2013	8.987584	11.179258	24.39%	4,809
2012	7.933273	8.987584	13.29%	11,512
2011	8.447649	7.933273	-6.09%	11,709
2010	7.539051	8.447649	12.05%	4,826
2009	6.063093	7.539051	24.34%	4,833
2008	9.821498	6.063093	-38.27%	4,841
2007*	10.000000	9.821498	-1.79%	4,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.033499	10.813794	-1.99%	0
2014	10.864781	11.033499	1.55%	0
2013	10.602573	10.864781	2.47%	0
2012	10.313436	10.602573	2.80%	0
2011	10.249833	10.313436	0.62%	0
2010	9.902205	10.249833	3.51%	0
2009	9.286475	9.902205	6.63%	0
2008	10.109119	9.286475	-8.14%	0
2007*	10.000000	10.109119	1.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.706643	11.404929	-2.58%	21,498
2014	11.386178	11.706643	2.81%	10,348
2013	9.987529	11.386178	14.00%	29,670
2012	9.220995	9.987529	8.31%	30,496
2011	9.436603	9.220995	-2.28%	33,555
2010	8.703784	9.436603	8.42%	39,472
2009	7.473940	8.703784	16.46%	25,680
2008	9.955372	7.473940	-24.93%	25,720
2007*	10.000000	9.955372	-0.45%	5,161
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.622457	11.278003	-2.96%	0
2014	11.328428	11.622457	2.60%	0
2013	9.469943	11.328428	19.63%	0
2012	8.516523	9.469943	11.19%	0
2011	8.901470	8.516523	-4.32%	0
2010	8.070438	8.901470	10.30%	5,362
2009	6.637216	8.070438	21.59%	5,384
2008	9.897009	6.637216	-32.94%	5,331
2007*	10.000000	9.897009	-1.03%	5,169

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.547177	11.283899	-2.28%	10,859
2014	11.278436	11.547177	2.38%	15,181
2013	10.442112	11.278436	8.01%	3,794
2012	9.888050	10.442112	5.60%	3,799
2011	9.910714	9.888050	-0.23%	19,126
2010	9.343044	9.910714	6.08%	19,131
2009	8.343195	9.343044	11.98%	15,322
2008	10.046788	8.343195	-16.96%	15,322
2007*	10.000000	10.046788	0.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.332770	21.788707	-10.46%	0
2014	26.290027	24.332770	-7.44%	0
2013	21.504235	26.290027	22.26%	0
2012	18.469799	21.504235	16.43%	160
2011	20.371837	18.469799	-9.34%	161
2010	19.186562	20.371837	6.18%	0
2009	15.704580	19.186562	22.17%	0
2008	21.662361	15.704580	-27.50%	1,435
2007	15.386924	21.662361	40.78%	1,517
2006	13.107145	15.386924	17.39%	1,691
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.607074	17.146114	-2.62%	0
2014	16.752597	17.607074	5.10%	0
2013	13.861871	16.752597	20.85%	0
2012	12.697617	13.861871	9.17%	0
2011	12.579061	12.697617	0.94%	0
2010	10.994081	12.579061	14.42%	0
2009	9.938453	10.994081	10.62%	0
2008	12.876288	9.938453	-22.82%	1,368
2007	11.596250	12.876288	11.04%	1,528
2006	10.672039	11.596250	8.66%	1,307
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.751101	11.503864	-2.10%	0
2014	11.527755	11.751101	1.94%	0
2013	12.051054	11.527755	-4.34%	0
2012	11.661429	12.051054	3.34%	309
2011	11.122376	11.661429	4.85%	309
2010	10.735708	11.122376	3.60%	0
2009	10.253820	10.735708	4.70%	0
2008	10.462550	10.253820	-2.00%	0
2007	10.135574	10.462550	3.23%	0
2006	9.951221	10.135574	1.85%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.189700	20.558604	-2.98%	0
2014	19.774694	21.189700	7.16%	0
2013	15.159932	19.774694	30.44%	0
2012	13.083727	15.159932	15.87%	0
2011	13.172096	13.083727	-0.67%	0
2010	11.151728	13.172096	18.12%	0
2009	9.203383	11.151728	21.17%	0
2008	14.441928	9.203383	-36.27%	0
2007	12.964973	14.441928	11.39%	0
2006	11.342563	12.964973	14.30%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.371587	16.623112	-4.31%	0
2014	16.187761	17.371587	7.31%	0
2013	12.783155	16.187761	26.63%	0
2012	11.561320	12.783155	10.57%	270
2011	12.415221	11.561320	-6.88%	271
2010	10.919561	12.415221	13.70%	0
2009	9.481117	10.919561	15.17%	0
2008	15.143392	9.481117	-37.39%	1,356
2007	13.281640	15.143392	14.02%	1,311
2006	11.727145	13.281640	13.26%	1,151
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.196692	8.516499	-23.94%	0
2014	12.813888	11.196692	-12.62%	0
2013	10.265891	12.813888	24.82%	0
2012	10.365598	10.265891	-0.96%	0
2011	11.668755	10.365598	-11.17%	0
2010	9.793031	11.668755	19.15%	0
2009	7.135190	9.793031	37.25%	0
2008	13.562104	7.135190	-47.39%	0
2007	9.175957	13.562104	47.80%	0
2006*	10.000000	9.175957	-8.24%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.902331	9.417704	-4.89%	0
2014	10.116824	9.902331	-2.12%	0
2013	10.177455	10.116824	-0.60%	0
2012	9.790033	10.177455	3.96%	0
2011*	10.000000	9.790033	-2.10%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	16.064139	16.227296	1.02%	0
2014	16.286799	16.064139	-1.37%	0
2013	13.981842	16.286799	16.49%	0
2012	12.123187	13.981842	15.33%	0
2011	13.388426	12.123187	-9.45%	0
2010	11.938008	13.388426	12.15%	0
2009	9.629525	11.938008	23.97%	0
2008	17.037171	9.629525	-43.48%	0
2007	14.378416	17.037171	18.49%	0
2006	12.163302	14.378416	18.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.463196	7.932900	-24.18%	0
2014	12.315284	10.463196	-15.04%	0
2013	11.693011	12.315284	5.32%	0
2012	11.747683	11.693011	-0.47%	0
2011	15.306609	11.747683	-23.25%	0
2010	13.382889	15.306609	14.37%	0
2009	7.888615	13.382889	69.65%	0
2008	20.952680	7.888615	-62.35%	0
2007	14.946394	20.952680	40.19%	0
2006	12.189689	14.946394	22.62%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.297603	19.158296	4.70%	0
2014	16.749943	18.297603	9.24%	0
2013	12.563543	16.749943	33.32%	0
2012	11.406315	12.563543	10.15%	0
2011	11.431525	11.406315	-0.22%	0
2010	10.392963	11.431525	9.99%	0
2009	8.371156	10.392963	24.15%	0
2008	13.445912	8.371156	-37.74%	3,111
2007	10.940165	13.445912	20.08%	2,944
2006	10.660066	10.940165	2.63%	2,773
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.373763	16.783373	-8.66%	0
2014	18.454771	18.373763	-0.44%	0
2013	17.094315	18.454771	7.96%	0
2012	14.748379	17.094315	15.91%	0
2011	14.340396	14.748379	2.84%	0
2010	12.779002	14.340396	12.22%	0
2009	8.932894	12.779002	43.06%	0
2008	11.694969	8.932894	-23.62%	0
2007	11.526709	11.694969	1.46%	0
2006	10.699038	11.526709	7.74%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.755702	15.248928	-3.22%	0
2014	15.897228	15.755702	-0.89%	0
2013	13.026107	15.897228	22.04%	0
2012	11.765453	13.026107	10.71%	0
2011	13.983811	11.765453	-15.86%	0
2010	12.544671	13.983811	11.47%	0
2009	9.374580	12.544671	33.82%	0
2008	16.619110	9.374580	-43.59%	0
2007	15.482884	16.619110	7.34%	0
2006	12.225511	15.482884	26.64%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.737458	9.596431	-1.45%	0
2014	9.870449	9.737458	-1.35%	0
2013	10.157443	9.870449	-2.83%	0
2012	10.058032	10.157443	0.99%	0
2011*	10.000000	10.058032	0.58%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.570467	17.368605	-11.25%	0
2014	20.386187	19.570467	-4.00%	0
2013	13.266254	20.386187	53.67%	0
2012	12.141505	13.266254	9.26%	0
2011	13.364100	12.141505	-9.15%	0
2010	9.710824	13.364100	37.62%	0
2009	7.034825	9.710824	38.04%	0
2008	13.857324	7.034825	-49.23%	0
2007	13.321083	13.857324	4.03%	0
2006	12.144513	13.321083	9.69%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.762640	20.033038	-7.95%	0
2014	20.649948	21.762640	5.39%	0
2013	16.266104	20.649948	26.95%	0
2012	14.661786	16.266104	10.94%	0
2011	15.090753	14.661786	-2.84%	0
2010	11.740591	15.090753	28.53%	0
2009	8.193568	11.740591	43.29%	0
2008	13.151338	8.193568	-37.70%	0
2007	11.954405	13.151338	10.01%	0
2006	11.270679	11.954405	6.07%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	9.014458	8.808884	-2.28%	0
2014	9.224817	9.014458	-2.28%	0
2013	9.440094	9.224817	-2.28%	0
2012	9.661005	9.440094	-2.29%	355
2011	9.885835	9.661005	-2.27%	356
2010	10.110954	9.885835	-2.23%	0
2009	10.244622	10.110954	-1.30%	0
2008	10.261638	10.244622	-0.17%	0
2007	10.041046	10.261638	2.20%	0
2006	9.851416	10.041046	1.92%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.269536	13.008250	-1.97%	0
2014	12.952645	13.269536	2.45%	0
2013	10.428271	12.952645	24.21%	0
2012	9.514968	10.428271	9.60%	0
2011	10.160413	9.514968	-6.35%	0
2010	9.001598	10.160413	12.87%	0
2009	7.471358	9.001598	20.48%	0
2008*	10.000000	7.471358	-25.29%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.997150	11.774016	-1.86%	0
2014	11.876854	11.997150	1.01%	0
2013	10.594188	11.876854	12.11%	0
2012	10.139508	10.594188	4.48%	0
2011	10.300323	10.139508	-1.56%	0
2010	9.638807	10.300323	6.86%	0
2009	8.734287	9.638807	10.36%	0
2008*	10.000000	8.734287	-12.66%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.818556	10.524615	-2.72%	0
2014	10.672989	10.818556	1.36%	0
2013*	10.000000	10.672989	6.73%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.517565	12.268591	-1.99%	0
2014	12.291505	12.517565	1.84%	0
2013	10.411639	12.291505	18.06%	0
2012	9.729953	10.411639	7.01%	0
2011	10.106006	9.729953	-3.72%	0
2010	9.183881	10.106006	10.04%	0
2009	7.969229	9.183881	15.24%	0
2008*	10.000000	7.969229	-20.31%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.917161	10.590623	-2.99%	0
2014	10.754128	10.917161	1.52%	0
2013*	10.000000	10.754128	7.54%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.169476	12.874244	-2.24%	0
2014	12.885060	13.169476	2.21%	0
2013	10.651607	12.885060	20.97%	0
2012	9.838849	10.651607	8.26%	0
2011	10.383255	9.838849	-5.24%	0
2010	9.284696	10.383255	11.83%	0
2009	7.873089	9.284696	17.93%	0
2008*	10.000000	7.873089	-21.27%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.620725	10.322644	-2.81%	0
2014	10.547975	10.620725	0.69%	0
2013*	10.000000	10.547975	5.48%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.450080	12.203651	-1.98%	0
2014	12.267379	12.450080	1.49%	0
2013	10.667198	12.267379	15.00%	0
2012	10.071783	10.667198	5.91%	0
2011	10.308511	10.071783	-2.30%	0
2010	9.508049	10.308511	8.42%	0
2009	8.453374	9.508049	12.48%	0
2008*	10.000000	8.453374	-15.47%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.542473	20.006380	2.37%	0
2014	15.366578	19.542473	27.18%	0
2013	15.552604	15.366578	-1.20%	0
2012	13.523498	15.552604	15.00%	0
2011	13.180954	13.523498	2.60%	0
2010	10.497956	13.180954	25.56%	0
2009	8.692097	10.497956	20.78%	0
2008	13.910369	8.692097	-37.51%	0
2007	16.965468	13.910369	-18.01%	0
2006	13.347713	16.965468	27.10%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.592904	26.181849	-5.11%	0
2014	27.443799	27.592904	0.54%	0
2013	17.961398	27.443799	52.79%	0
2012	14.382440	17.961398	24.88%	0
2011	15.621408	14.382440	-7.93%	0
2010	14.180369	15.621408	10.16%	0
2009	10.090376	14.180369	40.53%	0
2008	15.622940	10.090376	-35.41%	0
2007	12.859146	15.622940	21.49%	0
2006	12.200552	12.859146	5.40%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.336834	16.261517	-0.46%	0
2014	16.459166	16.336834	-0.74%	0
2013	11.751026	16.459166	40.07%	0
2012	11.437653	11.751026	2.74%	0
2011	13.094952	11.437653	-12.66%	0
2010	10.402066	13.094952	25.89%	0
2009	7.902841	10.402066	31.62%	0
2008	13.299679	7.902841	-40.58%	0
2007	11.993404	13.299679	10.89%	0
2006	11.684560	11.993404	2.64%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.654075	16.284572	-7.76%	0
2014	16.880218	17.654075	4.58%	0
2013	12.939033	16.880218	30.46%	0
2012	11.164085	12.939033	15.90%	0
2011	13.102099	11.164085	-14.79%	0
2010	10.608210	13.102099	23.51%	0
2009	8.407421	10.608210	26.18%	0
2008	11.650073	8.407421	-27.83%	0
2007	12.439708	11.650073	-6.35%	0
2006	10.896297	12.439708	14.16%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.350260	16.287478	-6.13%	0
2014	16.006923	17.350260	8.39%	0
2013	12.105735	16.006923	32.23%	0
2012	10.423339	12.105735	16.14%	292
2011	11.510545	10.423339	-9.45%	292
2010	9.924640	11.510545	15.98%	0
2009	8.021278	9.924640	23.73%	0
2008	12.405254	8.021278	-35.34%	1,672
2007	12.462586	12.405254	-0.46%	1,560
2006	10.912888	12.462586	14.20%	1,240
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.427547	11.053250	-3.28%	0
2014	11.141140	11.427547	2.57%	0
2013	8.961515	11.141140	24.32%	0
2012	7.914321	8.961515	13.23%	0
2011	8.431772	7.914321	-6.14%	0
2010	7.528740	8.431772	11.99%	0
2009	6.057902	7.528740	24.28%	0
2008	9.818141	6.057902	-38.30%	0
2007*	10.000000	9.818141	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.990270	10.765922	-2.04%	0
2014	10.827761	10.990270	1.50%	0
2013	10.571851	10.827761	2.42%	0
2012	10.288834	10.571851	2.75%	0
2011	10.230618	10.288834	0.57%	0
2010	9.888699	10.230618	3.46%	0
2009	9.278557	9.888699	6.58%	0
2008	10.105663	9.278557	-8.18%	0
2007*	10.000000	10.105663	1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.660802	11.354457	-2.63%	0
2014	11.347389	11.660802	2.76%	0
2013	9.958592	11.347389	13.95%	0
2012	9.198989	9.958592	8.26%	620
2011	9.418886	9.198989	-2.33%	628
2010	8.691888	9.418886	8.36%	630
2009	7.467554	8.691888	16.40%	636
2008	9.951962	7.467554	-24.96%	641
2007*	10.000000	9.951962	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.576960	11.228117	-3.01%	0
2014	11.289864	11.576960	2.54%	0
2013	9.442537	11.289864	19.56%	0
2012	8.496222	9.442537	11.14%	0
2011	8.884786	8.496222	-4.37%	0
2010	8.059425	8.884786	10.24%	0
2009	6.631547	8.059425	21.53%	0
2008	9.893628	6.631547	-32.97%	0
2007*	10.000000	9.893628	-1.06%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.501958	11.233968	-2.33%	0
2014	11.240020	11.501958	2.33%	0
2013	10.411866	11.240020	7.95%	0
2012	9.864471	10.411866	5.55%	589
2011	9.892135	9.864471	-0.28%	587
2010	9.330293	9.892135	6.02%	590
2009	8.336075	9.330293	11.93%	589
2008	10.043354	8.336075	-17.00%	589
2007*	10.000000	10.043354	0.43%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.198279	21.657183	-10.50%	3,115
2014	26.158112	24.198279	-7.49%	5,601
2013	21.407282	26.158112	22.19%	19,022
2012	18.395958	21.407282	16.37%	22,230
2011	20.300761	18.395958	-9.38%	36,165
2010	19.129405	20.300761	6.12%	35,577
2009	15.665808	19.129405	22.11%	48,786
2008	21.619953	15.665808	-27.54%	58,564
2007	15.364693	21.619953	40.71%	56,365
2006	13.094887	15.364693	17.33%	53,277
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.509671	17.042533	-2.67%	864
2014	16.668449	17.509671	5.05%	1,376
2013	13.799313	16.668449	20.79%	10,109
2012	12.646802	13.799313	9.11%	11,332
2011	12.535130	12.646802	0.89%	12,404
2010	10.961290	12.535130	14.36%	16,186
2009	9.913877	10.961290	10.57%	19,340
2008	12.851028	9.913877	-22.86%	21,543
2007	11.579451	12.851028	10.98%	23,207
2006	10.662030	11.579451	8.60%	17,844
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.686146	11.434417	-2.15%	235
2014	11.469913	11.686146	1.89%	2,575
2013	11.996721	11.469913	-4.39%	21,750
2012	11.614808	11.996721	3.29%	22,879
2011	11.083558	11.614808	4.79%	16,290
2010	10.703719	11.083558	3.55%	18,429
2009	10.228493	10.703719	4.65%	17,720
2008	10.442050	10.228493	-2.05%	14,936
2007	10.120921	10.442050	3.17%	14,909
2006	9.941900	10.120921	1.80%	10,654
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	21.072478	20.434410	-3.03%	1,027
2014	19.675368	21.072478	7.10%	3,112
2013	15.091509	19.675368	30.37%	10,679
2012	13.031359	15.091509	15.81%	11,556
2011	13.126090	13.031359	-0.72%	20,031
2010	11.118467	13.126090	18.06%	22,622
2009	9.180624	11.118467	21.11%	23,655
2008	14.413609	9.180624	-36.31%	28,023
2007	12.946212	14.413609	11.33%	33,322
2006	11.331929	12.946212	14.25%	30,248

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.275509	16.522718	-4.36%	1,082
2014	16.106476	17.275509	7.26%	2,484
2013	12.725473	16.106476	26.57%	5,610
2012	11.515057	12.725473	10.51%	5,726
2011	12.371855	11.515057	-6.93%	11,256
2010	10.886991	12.371855	13.64%	12,887
2009	9.457679	10.886991	15.11%	18,118
2008	15.113706	9.457679	-37.42%	24,626
2007	13.262437	15.113706	13.96%	26,030
2006	11.716154	13.262437	13.20%	25,080
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.147089	8.474423	-23.98%	77
2014	12.763669	11.147089	-12.67%	63
2013	10.230892	12.763669	24.76%	67
2012	10.335559	10.230892	-1.01%	68
2011	11.640901	10.335559	-11.21%	149
2010	9.774639	11.640901	19.09%	165
2009	7.125433	9.774639	37.18%	63
2008	13.550519	7.125433	-47.42%	46
2007	9.172838	13.550519	47.72%	198
2006*	10.000000	9.172838	-8.27%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.883746	9.395215	-4.94%	0
2014	10.103012	9.883746	-2.17%	0
2013	10.168770	10.103012	-0.65%	0
2012	9.786708	10.168770	3.90%	0
2011*	10.000000	9.786708	-2.13%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.975325	16.129316	0.96%	1,015
2014	16.205044	15.975325	-1.42%	1,028
2013	13.918771	16.205044	16.43%	1,530
2012	12.074693	13.918771	15.27%	1,591
2011	13.341690	12.074693	-9.50%	2,420
2010	11.902403	13.341690	12.09%	2,539
2009	9.605724	11.902403	23.91%	2,167
2008	17.003794	9.605724	-43.51%	2,169
2007	14.357638	17.003794	18.43%	1,536
2006	12.151925	14.357638	18.15%	1,567

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.411945	7.889998	-24.22%	687
2014	12.261250	10.411945	-15.08%	581
2013	11.647669	12.261250	5.27%	976
2012	11.708129	11.647669	-0.52%	963
2011	15.262881	11.708129	-23.29%	1,131
2010	13.351488	15.262881	14.32%	1,167
2009	7.874138	13.351488	69.56%	1,005
2008	20.925000	7.874138	-62.37%	853
2007	14.934342	20.925000	40.11%	675
2006	12.186073	14.934342	22.55%	552
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.196439	19.042630	4.65%	1,634
2014	16.665859	18.196439	9.18%	5,867
2013	12.506867	16.665859	33.25%	10,709
2012	11.360678	12.506867	10.09%	12,422
2011	11.391602	11.360678	-0.27%	22,442
2010	10.361965	11.391602	9.94%	23,656
2009	8.350468	10.361965	24.09%	26,803
2008	13.419569	8.350468	-37.77%	36,633
2007	10.924356	13.419569	20.02%	36,514
2006	10.650084	10.924356	2.58%	34,269
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.272195	16.682056	-8.70%	955
2014	18.362143	18.272195	-0.49%	943
2013	17.017219	18.362143	7.90%	19,962
2012	14.689403	17.017219	15.85%	20,997
2011	14.290345	14.689403	2.79%	22,926
2010	12.740924	14.290345	12.16%	19,438
2009	8.910826	12.740924	42.98%	18,752
2008	11.672055	8.910826	-23.66%	6,056
2007	11.510043	11.672055	1.41%	5,111
2006	10.689015	11.510043	7.68%	4,918
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.668525	15.156784	-3.27%	0
2014	15.817362	15.668525	-0.94%	0
2013	12.967301	15.817362	21.98%	0
2012	11.718350	12.967301	10.66%	0
2011	13.934955	11.718350	-15.91%	165
2010	12.507243	13.934955	11.42%	173
2009	9.351391	12.507243	33.75%	94
2008	16.586516	9.351391	-43.62%	736
2007	15.460475	16.586516	7.28%	716
2006	12.214054	15.460475	26.58%	850

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.719191	9.573526	-1.50%	0
2014	9.856975	9.719191	-1.40%	0
2013	10.148785	9.856975	-2.88%	0
2012	10.054614	10.148785	0.94%	2,761
2011*	10.000000	10.054614	0.55%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.462241	17.263708	-11.30%	0
2014	20.283828	19.462241	-4.05%	0
2013	13.206393	20.283828	53.59%	0
2012	12.092924	13.206393	9.21%	0
2011	13.317429	12.092924	-9.19%	1,246
2010	9.681853	13.317429	37.55%	1,529
2009	7.017429	9.681853	37.97%	1,629
2008	13.830173	7.017429	-49.26%	1,707
2007	13.301828	13.830173	3.97%	1,831
2006	12.133141	13.301828	9.63%	1,883
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.656119	19.924765	-7.99%	433
2014	20.559393	21.656119	5.33%	452
2013	16.203059	20.559393	26.89%	4,901
2012	14.612461	16.203059	10.89%	6,151
2011	15.047670	14.612461	-2.89%	8,454
2010	11.713056	15.047670	28.47%	9,724
2009	8.178536	11.713056	43.22%	9,914
2008	13.133955	8.178536	-37.73%	18,158
2007	11.944759	13.133955	9.96%	16,509
2006	11.267334	11.944759	6.01%	8,415
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.963854	8.754950	-2.33%	290
2014	9.177736	8.963854	-2.33%	984
2013	9.396725	9.177736	-2.33%	3,272
2012	9.621554	9.396725	-2.34%	6,603
2011	9.850480	9.621554	-2.32%	6,369
2010	10.079949	9.850480	-2.28%	6,199
2009	10.218438	10.079949	-1.36%	7,926
2008	10.240650	10.218438	-0.22%	22,624
2007	10.025668	10.240650	2.14%	21,776
2006	9.841353	10.025668	1.87%	9,361
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.223182	12.956167	-2.02%	9,601
2014	12.914007	13.223182	2.39%	9,601
2013	10.402483	12.914007	24.14%	9,601
2012	9.496307	10.402483	9.54%	12,978
2011	10.145673	9.496307	-6.40%	12,983
2010	8.993138	10.145673	12.82%	12,988
2009	7.468149	8.993138	20.42%	12,993
2008*	10.000000	7.468149	-25.32%	20,031

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.955254	11.726888	-1.91%	3,825
2014	11.841441	11.955254	0.96%	23,997
2013	10.568000	11.841441	12.05%	25,663
2012	10.119632	10.568000	4.43%	27,437
2011	10.285380	10.119632	-1.61%	29,328
2010	9.629757	10.285380	6.81%	31,247
2009	8.730548	9.629757	10.30%	0
2008*	10.000000	8.730548	-12.69%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.810876	10.511759	-2.77%	0
2014	10.670882	10.810876	1.31%	0
2013*	10.000000	10.670882	6.71%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.473846	12.219484	-2.04%	8,489
2014	12.254840	12.473846	1.79%	9,120
2013	10.385899	12.254840	17.99%	9,759
2012	9.710880	10.385899	6.95%	2,367
2011	10.091347	9.710880	-3.77%	0
2010	9.175249	10.091347	9.98%	0
2009	7.965815	9.175249	15.18%	0
2008*	10.000000	7.965815	-20.34%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.909414	10.577697	-3.04%	0
2014	10.752006	10.909414	1.46%	0
2013*	10.000000	10.752006	7.52%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.123472	12.822701	-2.29%	0
2014	12.846628	13.123472	2.15%	0
2013	10.625270	12.846628	20.91%	0
2012	9.819555	10.625270	8.21%	0
2011	10.368197	9.819555	-5.29%	0
2010	9.275971	10.368197	11.77%	0
2009	7.869713	9.275971	17.87%	0
2008*	10.000000	7.869713	-21.30%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.613201	10.310036	-2.86%	0
2014	10.545894	10.613201	0.64%	0
2013*	10.000000	10.545894	5.46%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.406601	12.154799	-2.03%	46,098
2014	12.230800	12.406601	1.44%	25,448
2013	10.640830	12.230800	14.94%	26,648
2012	10.052053	10.640830	5.86%	15,820
2011	10.293572	10.052053	-2.35%	16,974
2010	9.499115	10.293572	8.36%	18,154
2009	8.449759	9.499115	12.42%	0
2008*	10.000000	8.449759	-15.50%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.438555	19.889820	2.32%	0
2014	15.292684	19.438555	27.11%	0
2013	15.485742	15.292684	-1.25%	0
2012	13.472276	15.485742	14.95%	0
2011	13.137741	13.472276	2.55%	0
2010	10.468884	13.137741	25.49%	0
2009	8.672471	10.468884	20.71%	0
2008	13.886108	8.672471	-37.55%	0
2007	16.944602	13.886108	-18.05%	0
2006	13.338100	16.944602	27.04%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.440261	26.023688	-5.16%	141
2014	27.305959	27.440261	0.49%	147
2013	17.880322	27.305959	52.72%	178
2012	14.324866	17.880322	24.82%	200
2011	15.566829	14.324866	-7.98%	1,944
2010	14.138061	15.566829	10.11%	2,279
2009	10.065413	14.138061	40.46%	2,407
2008	15.592287	10.065413	-35.45%	3,165
2007	12.840527	15.592287	21.43%	3,165
2006	12.189108	12.840527	5.34%	3,378
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.246453	16.163286	-0.51%	226
2014	16.376491	16.246453	-0.79%	232
2013	11.697984	16.376491	39.99%	255
2012	11.391859	11.697984	2.69%	243
2011	13.049203	11.391859	-12.70%	493
2010	10.371027	13.049203	25.82%	6,710
2009	7.883289	10.371027	31.56%	446
2008	13.273605	7.883289	-40.61%	440
2007	11.976064	13.273605	10.83%	255
2006	11.673624	11.976064	2.59%	308

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.556456	16.186231	-7.80%	34
2014	16.795474	17.556456	4.53%	35
2013	12.880654	16.795474	30.39%	35
2012	11.119424	12.880654	15.84%	38
2011	13.056355	11.119424	-14.84%	2,390
2010	10.576582	13.056355	23.45%	2,912
2009	8.386645	10.576582	26.11%	3,104
2008	11.627244	8.386645	-27.87%	4,083
2007	12.421713	11.627244	-6.40%	4,155
2006	10.886090	12.421713	14.11%	4,336
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.254308	16.189106	-6.17%	555
2014	15.926550	17.254308	8.34%	2,970
2013	12.051109	15.926550	32.16%	6,134
2012	10.381627	12.051109	16.08%	7,178
2011	11.470345	10.381627	-9.49%	15,119
2010	9.895027	11.470345	15.92%	16,934
2009	8.001449	9.895027	23.67%	22,983
2008	12.380940	8.001449	-35.37%	27,468
2007	12.444564	12.380940	-0.51%	27,371
2006	10.902665	12.444564	14.14%	25,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.382744	11.004282	-3.32%	0
2014	11.103149	11.382744	2.52%	0
2013	8.935525	11.103149	24.26%	0
2012	7.895425	8.935525	13.17%	0
2011	8.415946	7.895425	-6.18%	0
2010	7.518455	8.415946	11.94%	0
2009	6.052725	7.518455	24.22%	0
2008	9.814789	6.052725	-38.33%	0
2007*	10.000000	9.814789	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.947240	10.718267	-2.09%	0
2014	10.790884	10.947240	1.45%	0
2013	10.541243	10.790884	2.37%	0
2012	10.264310	10.541243	2.70%	0
2011	10.211436	10.264310	0.52%	0
2010	9.875210	10.211436	3.40%	0
2009	9.270639	9.875210	6.52%	0
2008	10.102214	9.270639	-8.23%	0
2007*	10.000000	10.102214	1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.615137	11.304205	-2.68%	3,314
2014	11.308738	11.615137	2.71%	3,488
2013	9.929757	11.308738	13.89%	11,126
2012	9.177058	9.929757	8.20%	13,036
2011	9.401228	9.177058	-2.38%	13,090
2010	8.680033	9.401228	8.31%	13,104
2009	7.461175	8.680033	16.34%	13,103
2008	9.948559	7.461175	-25.00%	13,102
2007*	10.000000	9.948559	-0.51%	7,535
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.531590	11.178392	-3.06%	0
2014	11.251371	11.531590	2.49%	0
2013	9.415157	11.251371	19.50%	7,589
2012	8.475943	9.415157	11.08%	7,761
2011	8.868097	8.475943	-4.42%	7,822
2010	8.048399	8.868097	10.18%	7,799
2009	6.625877	8.048399	21.47%	7,831
2008	9.890239	6.625877	-33.01%	7,754
2007*	10.000000	9.890239	-1.10%	7,490

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.456868	11.184193	-2.38%	3,289
2014	11.201686	11.456868	2.28%	3,462
2013	10.381676	11.201686	7.90%	3,638
2012	9.840917	10.381676	5.50%	5,456
2011	9.873553	9.840917	-0.33%	5,464
2010	9.317535	9.873553	5.97%	5,473
2009	8.328947	9.317535	11.87%	5,447
2008	10.039921	8.328947	-17.04%	5,499
2007*	10.000000	10.039921	0.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	24.064422	21.526342	-10.55%	0
2014	26.026746	24.064422	-7.54%	1,391
2013	21.310683	26.026746	22.13%	13,145
2012	18.322353	21.310683	16.31%	16,892
2011	20.229871	18.322353	-9.43%	18,118
2010	19.072370	20.229871	6.07%	18,118
2009	15.627089	19.072370	22.05%	18,118
2008	21.577584	15.627089	-27.58%	6,919
2007	15.342470	21.577584	40.64%	6,178
2006	13.082631	15.342470	17.27%	4,124
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.412832	16.939598	-2.72%	0
2014	16.584768	17.412832	4.99%	1,889
2013	13.737058	16.584768	20.73%	1,978
2012	12.596209	13.737058	9.06%	4,386
2011	12.491359	12.596209	0.84%	4,386
2010	10.928603	12.491359	14.30%	4,936
2009	9.889375	10.928603	10.51%	4,947
2008	12.825848	9.889375	-22.89%	5,104
2007	11.562709	12.825848	10.92%	5,104
2006	10.652056	11.562709	8.55%	3,208
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.621474	11.365319	-2.20%	0
2014	11.412270	11.621474	1.83%	0
2013	11.942550	11.412270	-4.44%	0
2012	11.568306	11.942550	3.24%	1,265
2011	11.044824	11.568306	4.74%	1,564
2010	10.671775	11.044824	3.50%	1,680
2009	10.203207	10.671775	4.59%	1,683
2008	10.421574	10.203207	-2.10%	1,684
2007	10.106271	10.421574	3.12%	1,684
2006	9.932577	10.106271	1.75%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	20.955938	20.310987	-3.08%	0
2014	19.576580	20.955938	7.05%	1,682
2013	15.023417	19.576580	30.31%	1,762
2012	12.979226	15.023417	15.75%	2,522
2011	13.080262	12.979226	-0.77%	2,522
2010	11.085312	13.080262	18.00%	5,866
2009	9.157934	11.085312	21.05%	5,933
2008	14.385371	9.157934	-36.34%	6,093
2007	12.927503	14.385371	11.28%	6,093
2006	11.321326	12.927503	14.19%	4,758

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.179911	16.422871	-4.41%	0
2014	16.025555	17.179911	7.20%	0
2013	12.668018	16.025555	26.50%	0
2012	11.468957	12.668018	10.45%	1,581
2011	12.328635	11.468957	-6.97%	1,581
2010	10.854511	12.328635	13.58%	3,353
2009	9.434292	10.854511	15.05%	3,389
2008	15.084063	9.434292	-37.46%	4,537
2007	13.243239	15.084063	13.90%	4,537
2006	11.705182	13.243239	13.14%	4,806
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.097637	8.432500	-24.02%	0
2014	12.713568	11.097637	-12.71%	0
2013	10.195953	12.713568	24.69%	0
2012	10.305567	10.195953	-1.06%	0
2011	11.613045	10.305567	-11.26%	0
2010	9.756249	11.613045	19.03%	0
2009	7.115680	9.756249	37.11%	0
2008	13.538937	7.115680	-47.44%	0
2007	9.169718	13.538937	47.65%	0
2006*	10.000000	9.169718	-8.30%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.865203	9.372786	-4.99%	0
2014	10.089227	9.865203	-2.22%	0
2013	10.160102	10.089227	-0.70%	0
2012	9.783392	10.160102	3.85%	0
2011*	10.000000	9.783392	-2.17%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.886951	16.031878	0.91%	0
2014	16.123665	15.886951	-1.47%	0
2013	13.855973	16.123665	16.37%	0
2012	12.026380	13.855973	15.21%	0
2011	13.295107	12.026380	-9.54%	0
2010	11.866924	13.295107	12.03%	0
2009	9.581996	11.866924	23.85%	0
2008	16.970478	9.581996	-43.54%	0
2007	14.336880	16.970478	18.37%	0
2006	12.140556	14.336880	18.09%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.360934	7.847320	-24.26%	0
2014	12.207447	10.360934	-15.13%	0
2013	11.602505	12.207447	5.21%	0
2012	11.668733	11.602505	-0.57%	0
2011	15.219299	11.668733	-23.33%	0
2010	13.320166	15.219299	14.26%	0
2009	7.859687	13.320166	69.47%	0
2008	20.897360	7.859687	-62.39%	0
2007	14.922285	20.897360	40.04%	0
2006	12.182449	14.922285	22.49%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	18.095762	18.927574	4.60%	0
2014	16.582145	18.095762	9.13%	1,978
2013	12.450412	16.582145	33.19%	2,072
2012	11.315211	12.450412	10.03%	5,507
2011	11.351817	11.315211	-0.32%	5,507
2010	10.331051	11.351817	9.88%	10,332
2009	8.329814	10.331051	24.02%	10,430
2008	13.393264	8.329814	-37.81%	11,837
2007	10.908538	13.393264	19.96%	13,141
2006	10.640104	10.908538	2.52%	12,080
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.171154	16.581304	-8.75%	0
2014	18.269967	18.171154	-0.54%	0
2013	16.940469	18.269967	7.85%	0
2012	14.630651	16.940469	15.79%	0
2011	14.240459	14.630651	2.74%	0
2010	12.702932	14.240459	12.10%	0
2009	8.888798	12.702932	42.91%	0
2008	11.649169	8.888798	-23.70%	0
2007	11.493395	11.649169	1.36%	0
2006	10.679008	11.493395	7.63%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.581880	15.065255	-3.32%	0
2014	15.737959	15.581880	-0.99%	0
2013	12.908808	15.737959	21.92%	0
2012	11.671475	12.908808	10.60%	0
2011	13.886324	11.671475	-15.95%	0
2010	12.469962	13.886324	11.36%	0
2009	9.328288	12.469962	33.68%	0
2008	16.554027	9.328288	-43.65%	0
2007	15.438134	16.554027	7.23%	0
2006	12.202626	15.438134	26.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.700957	9.550684	-1.55%	0
2014	9.843526	9.700957	-1.45%	0
2013	10.140136	9.843526	-2.93%	0
2012	10.051202	10.140136	0.88%	0
2011*	10.000000	10.051202	0.51%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.354529	17.159371	-11.34%	0
2014	20.181911	19.354529	-4.10%	0
2013	13.146761	20.181911	53.51%	0
2012	12.044502	13.146761	9.15%	0
2011	13.270898	12.044502	-9.24%	0
2010	9.652962	13.270898	37.48%	0
2009	7.000067	9.652962	37.90%	0
2008	13.803045	7.000067	-49.29%	0
2007	13.282578	13.803045	3.92%	0
2006	12.121782	13.282578	9.58%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.550138	19.817105	-8.04%	0
2014	20.469250	21.550138	5.28%	0
2013	16.140278	20.469250	26.82%	0
2012	14.563312	16.140278	10.83%	0
2011	15.004736	14.563312	-2.94%	0
2010	11.685614	15.004736	28.40%	0
2009	8.163549	11.685614	43.14%	0
2008	13.116619	8.163549	-37.76%	0
2007	11.935133	13.116619	9.90%	0
2006	11.263991	11.935133	5.96%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.913475	8.701294	-2.38%	0
2014	9.130830	8.913475	-2.38%	0
2013	9.353485	9.130830	-2.38%	0
2012	9.582208	9.353485	-2.39%	0
2011	9.815224	9.582208	-2.37%	0
2010	10.049020	9.815224	-2.33%	428
2009	10.192303	10.049020	-1.41%	437
2008	10.219692	10.192303	-0.27%	440
2007	10.010304	10.219692	2.09%	440
2006	9.831289	10.010304	1.82%	440
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.176929	12.904248	-2.07%	0
2014	12.875435	13.176929	2.34%	0
2013	10.376716	12.875435	24.08%	0
2012	9.477645	10.376716	9.49%	0
2011	10.130917	9.477645	-6.45%	0
2010	8.984669	10.130917	12.76%	0
2009	7.464945	8.984669	20.36%	0
2008*	10.000000	7.464945	-25.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.913486	11.679938	-1.96%	0
2014	11.806112	11.913486	0.91%	0
2013	10.541873	11.806112	11.99%	0
2012	10.099790	10.541873	4.38%	0
2011	10.270459	10.099790	-1.66%	0
2010	9.620701	10.270459	6.75%	0
2009	8.726806	9.620701	10.24%	0
2008*	10.000000	8.726806	-12.73%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.803203	10.498917	-2.82%	0
2014	10.668771	10.803203	1.26%	0
2013*	10.000000	10.668771	6.69%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.430231	12.170531	-2.09%	2,324
2014	12.218256	12.430231	1.73%	20,929
2013	10.360200	12.218256	17.93%	0
2012	9.691821	10.360200	6.90%	0
2011	10.076693	9.691821	-3.82%	0
2010	9.166622	10.076693	9.93%	0
2009	7.962404	9.166622	15.12%	0
2008*	10.000000	7.962404	-20.38%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.901663	10.564759	-3.09%	0
2014	10.749876	10.901663	1.41%	0
2013*	10.000000	10.749876	7.50%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.077582	12.771323	-2.34%	5,869
2014	12.808265	13.077582	2.10%	5,869
2013	10.598962	12.808265	20.84%	5,869
2012	9.800278	10.598962	8.15%	5,869
2011	10.353131	9.800278	-5.34%	5,869
2010	9.267233	10.353131	11.72%	5,869
2009	7.866333	9.267233	17.81%	6,078
2008*	10.000000	7.866333	-21.34%	6,078
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.605660	10.297449	-2.91%	0
2014	10.543806	10.605660	0.59%	0
2013*	10.000000	10.543806	5.44%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.363255	12.106140	-2.08%	38,511
2014	12.194304	12.363255	1.39%	38,750
2013	10.614511	12.194304	14.88%	34,760
2012	10.032334	10.614511	5.80%	34,978
2011	10.278632	10.032334	-2.40%	5,926
2010	9.490181	10.278632	8.31%	5,926
2009	8.446130	9.490181	12.36%	0
2008*	10.000000	8.446130	-15.54%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.335092	19.773831	2.27%	0
2014	15.219075	19.335092	27.05%	0
2013	15.419109	15.219075	-1.30%	0
2012	13.421191	15.419109	14.89%	0
2011	13.094614	13.421191	2.49%	0
2010	10.439855	13.094614	25.43%	0
2009	8.652868	10.439855	20.65%	0
2008	13.861876	8.652868	-37.58%	0
2007	16.923752	13.861876	-18.09%	0
2006	13.328483	16.923752	26.97%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.288457	25.866466	-5.21%	0
2014	27.168809	27.288457	0.44%	0
2013	17.799622	27.168809	52.64%	0
2012	14.267532	17.799622	24.76%	0
2011	15.512459	14.267532	-8.03%	0
2010	14.095884	15.512459	10.05%	0
2009	10.040527	14.095884	40.39%	0
2008	15.561719	10.040527	-35.48%	0
2007	12.821951	15.561719	21.37%	0
2006	12.177698	12.821951	5.29%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.156538	16.065587	-0.56%	0
2014	16.294208	16.156538	-0.84%	0
2013	11.645164	16.294208	39.92%	0
2012	11.346261	11.645164	2.63%	0
2011	13.003619	11.346261	-12.75%	0
2010	10.340080	13.003619	25.76%	0
2009	7.863802	10.340080	31.49%	0
2008	13.247579	7.863802	-40.64%	0
2007	11.958732	13.247579	10.78%	0
2006	11.662684	11.958732	2.54%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.459314	16.088423	-7.85%	0
2014	16.711099	17.459314	4.48%	0
2013	12.822506	16.711099	30.33%	0
2012	11.074900	12.822506	15.78%	0
2011	13.010740	11.074900	-14.88%	0
2010	10.545018	13.010740	23.38%	0
2009	8.365891	10.545018	26.05%	0
2008	11.604427	8.365891	-27.91%	0
2007	12.403733	11.604427	-6.44%	0
2006	10.875888	12.403733	14.05%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.158845	16.091292	-6.22%	0
2014	15.846549	17.158845	8.28%	0
2013	11.996712	15.846549	32.09%	0
2012	10.340077	11.996712	16.02%	2,702
2011	11.430275	10.340077	-9.54%	4,901
2010	9.865511	11.430275	15.86%	4,901
2009	7.981655	9.865511	23.60%	4,901
2008	12.356662	7.981655	-35.41%	6,034
2007	12.426558	12.356662	-0.56%	6,034
2006	10.892454	12.426558	14.08%	6,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.338162	10.955565	-3.37%	0
2014	11.065325	11.338162	2.47%	0
2013	8.909648	11.065325	24.19%	0
2012	7.876599	8.909648	13.12%	0
2011	8.400169	7.876599	-6.23%	0
2010	7.508192	8.400169	11.88%	0
2009	6.047554	7.508192	24.15%	0
2008	9.811421	6.047554	-38.36%	0
2007*	10.000000	9.811421	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.904321	10.670788	-2.14%	0
2014	10.754082	10.904321	1.40%	0
2013	10.510677	10.754082	2.32%	0
2012	10.239802	10.510677	2.65%	0
2011	10.192271	10.239802	0.47%	0
2010	9.861727	10.192271	3.35%	0
2009	9.262723	9.861727	6.47%	0
2008	10.098757	9.262723	-8.28%	0
2007*	10.000000	10.098757	0.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.569598	11.254116	-2.73%	0
2014	11.270165	11.569598	2.66%	0
2013	9.900948	11.270165	13.83%	0
2012	9.155137	9.900948	8.15%	0
2011	9.383569	9.155137	-2.43%	0
2010	8.668160	9.383569	8.25%	0
2009	7.454797	8.668160	16.28%	0
2008	9.945154	7.454797	-25.04%	0
2007*	10.000000	9.945154	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.486337	11.128822	-3.11%	0
2014	11.212966	11.486337	2.44%	0
2013	9.387831	11.212966	19.44%	0
2012	8.455685	9.387831	11.02%	0
2011	8.851437	8.455685	-4.47%	0
2010	8.037397	8.851437	10.13%	0
2009	6.620210	8.037397	21.41%	0
2008	9.886853	6.620210	-33.04%	0
2007*	10.000000	9.886853	-1.13%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.411988	11.134679	-2.43%	0
2014	11.163524	11.411988	2.23%	0
2013	10.351606	11.163524	7.84%	0
2012	9.817444	10.351606	5.44%	0
2011	9.855043	9.817444	-0.38%	0
2010	9.304824	9.855043	5.91%	0
2009	8.321836	9.304824	11.81%	0
2008	10.036490	8.321836	-17.08%	0
2007*	10.000000	10.036490	0.36%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	23.931231	21.396235	-10.59%	0
2014	25.895974	23.931231	-7.59%	0
2013	21.214455	25.895974	22.07%	0
2012	18.248998	21.214455	16.25%	0
2011	20.159192	18.248998	-9.48%	2,119
2010	19.015460	20.159192	6.01%	2,119
2009	15.588437	19.015460	21.98%	3,195
2008	21.535258	15.588437	-27.61%	3,324
2007	15.320266	21.535258	40.57%	5,165
2006	13.070363	15.320266	17.21%	5,323
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.316434	16.837186	-2.77%	0
2014	16.501404	17.316434	4.94%	0
2013	13.675022	16.501404	20.67%	0
2012	12.545772	13.675022	9.00%	3,465
2011	12.447697	12.545772	0.79%	4,126
2010	10.895982	12.447697	14.24%	4,126
2009	9.864913	10.895982	10.45%	4,126
2008	12.800681	9.864913	-22.93%	4,126
2007	11.545971	12.800681	10.87%	5,889
2006	10.642069	11.545971	8.49%	5,935
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.557131	11.296603	-2.25%	0
2014	11.354907	11.557131	1.78%	0
2013	11.888616	11.354907	-4.49%	0
2012	11.521975	11.888616	3.18%	632
2011	11.006211	11.521975	4.69%	2,241
2010	10.639915	11.006211	3.44%	2,241
2009	10.177954	10.639915	4.54%	866
2008	10.401113	10.177954	-2.15%	866
2007	10.091627	10.401113	3.07%	2,571
2006	9.923263	10.091627	1.70%	2,615
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	20.839911	20.188181	-3.13%	0
2014	19.478170	20.839911	6.99%	0
2013	14.955557	19.478170	30.24%	0
2012	12.927225	14.955557	15.69%	1,679
2011	13.034521	12.927225	-0.82%	6,803
2010	11.052203	13.034521	17.94%	7,105
2009	9.135270	11.052203	20.98%	9,421
2008	14.357144	9.135270	-36.37%	10,793
2007	12.908777	14.357144	11.22%	14,300
2006	11.310709	12.908777	14.13%	14,656

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	17.084808	16.323589	-4.46%	0
2014	15.945012	17.084808	7.15%	0
2013	12.610805	15.945012	26.44%	0
2012	11.423020	12.610805	10.40%	2,191
2011	12.285538	11.423020	-7.02%	1,588
2010	10.822097	12.285538	13.52%	1,588
2009	9.410944	10.822097	14.99%	1,588
2008	15.054477	9.410944	-37.49%	1,588
2007	13.224066	15.054477	13.84%	1,588
2006	11.694201	13.224066	13.08%	1,588
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	11.048425	8.390793	-24.05%	0
2014	12.663683	11.048425	-12.76%	0
2013	10.161155	12.663683	24.63%	0
2012	10.275667	10.161155	-1.11%	0
2011	11.585284	10.275667	-11.30%	0
2010	9.737911	11.585284	18.97%	0
2009	7.105942	9.737911	37.04%	0
2008	13.527358	7.105942	-47.47%	0
2007	9.166589	13.527358	47.57%	0
2006*	10.000000	9.166589	-8.33%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.846693	9.350400	-5.04%	0
2014	10.075465	9.846693	-2.27%	0
2013	10.151436	10.075465	-0.75%	0
2012	9.780064	10.151436	3.80%	0
2011*	10.000000	9.780064	-2.20%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.798949	15.934913	0.86%	0
2014	16.042573	15.798949	-1.52%	0
2013	13.793339	16.042573	16.31%	0
2012	11.978163	13.793339	15.15%	0
2011	13.248577	11.978163	-9.59%	0
2010	11.831448	13.248577	11.98%	0
2009	9.558251	11.831448	23.78%	0
2008	16.937121	9.558251	-43.57%	0
2007	14.316079	16.937121	18.31%	0
2006	12.129143	14.316079	18.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.310146	7.804844	-24.30%	0
2014	12.153834	10.310146	-15.17%	0
2013	11.557471	12.153834	5.16%	0
2012	11.629413	11.557471	-0.62%	0
2011	15.175800	11.629413	-23.37%	713
2010	13.288899	15.175800	14.20%	762
2009	7.845258	13.288899	69.39%	0
2008	20.869736	7.845258	-62.41%	2,272
2007	14.910233	20.869736	39.97%	0
2006	12.178832	14.910233	22.43%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.995570	18.813127	4.54%	0
2014	16.498780	17.995570	9.07%	0
2013	12.394162	16.498780	33.12%	0
2012	11.269860	12.394162	9.98%	654
2011	11.312102	11.269860	-0.37%	6,423
2010	10.300178	11.312102	9.82%	6,423
2009	8.309185	10.300178	23.96%	6,423
2008	13.366953	8.309185	-37.84%	12,897
2007	10.892725	13.366953	19.89%	19,081
2006	10.630112	10.892725	2.47%	19,837
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	18.070571	16.481076	-8.80%	0
2014	18.178147	18.070571	-0.59%	0
2013	16.863964	18.178147	7.79%	0
2012	14.572060	16.863964	15.73%	0
2011	14.190681	14.572060	2.69%	0
2010	12.665019	14.190681	12.05%	0
2009	8.866802	12.665019	42.84%	3,871
2008	11.626310	8.866802	-23.74%	0
2007	11.476754	11.626310	1.30%	0
2006	10.668996	11.476754	7.57%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.495614	14.974166	-3.37%	0
2014	15.658841	15.495614	-1.04%	0
2013	12.850491	15.658841	21.85%	0
2012	11.624719	12.850491	10.54%	0
2011	13.837778	11.624719	-15.99%	0
2010	12.432721	13.837778	11.30%	0
2009	9.305200	12.432721	33.61%	0
2008	16.521542	9.305200	-43.68%	0
2007	15.415782	16.521542	7.17%	0
2006	12.191185	15.415782	26.45%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.682766	9.527884	-1.60%	0
2014	9.830106	9.682766	-1.50%	0
2013	10.131492	9.830106	-2.97%	0
2012	10.047796	10.131492	0.83%	0
2011*	10.000000	10.047796	0.48%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.247336	17.055584	-11.39%	0
2014	20.080436	19.247336	-4.15%	0
2013	13.087350	20.080436	53.43%	0
2012	11.996240	13.087350	9.10%	349
2011	13.224492	11.996240	-9.29%	2,933
2010	9.624127	13.224492	37.41%	3,040
2009	6.982733	9.624127	37.83%	1,361
2008	13.775939	6.982733	-49.31%	3,965
2007	13.263323	13.775939	3.86%	1,361
2006	12.110398	13.263323	9.52%	5,246
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.444529	19.709875	-8.09%	0
2014	20.379382	21.444529	5.23%	0
2013	16.077648	20.379382	26.76%	0
2012	14.514249	16.077648	10.77%	1,157
2011	14.961832	14.514249	-2.99%	1,304
2010	11.658162	14.961832	28.34%	1,393
2009	8.148548	11.658162	43.07%	4,690
2008	13.099243	8.148548	-37.79%	1,263
2007	11.925468	13.099243	9.84%	1,374
2006	11.260634	11.925468	5.90%	1,494
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.863389	8.647964	-2.43%	0
2014	9.084174	8.863389	-2.43%	0
2013	9.310460	9.084174	-2.43%	0
2012	9.543028	9.310460	-2.44%	0
2011	9.780082	9.543028	-2.42%	0
2010	10.018173	9.780082	-2.38%	0
2009	10.166225	10.018173	-1.46%	3,104
2008	10.198770	10.166225	-0.32%	21,521
2007	9.994956	10.198770	2.04%	10,949
2006	9.821235	9.994956	1.77%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.130903	12.852575	-2.12%	0
2014	12.837030	13.130903	2.29%	0
2013	10.351057	12.837030	24.02%	0
2012	9.459067	10.351057	9.43%	0
2011	10.116220	9.459067	-6.50%	0
2010	8.976222	10.116220	12.70%	0
2009	7.461745	8.976222	20.30%	0
2008*	10.000000	7.461745	-25.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.871803	11.633103	-2.01%	0
2014	11.770840	11.871803	0.86%	0
2013	10.515760	11.770840	11.94%	0
2012	10.079955	10.515760	4.32%	0
2011	10.255535	10.079955	-1.71%	0
2010	9.611646	10.255535	6.70%	0
2009	8.723064	9.611646	10.19%	0
2008*	10.000000	8.723064	-12.77%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.795535	10.486095	-2.87%	0
2014	10.666660	10.795535	1.21%	0
2013*	10.000000	10.666660	6.67%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.386755	12.121745	-2.14%	10,837
2014	12.181764	12.386755	1.68%	11,646
2013	10.334543	12.181764	17.87%	0
2012	9.672792	10.334543	6.84%	0
2011	10.062062	9.672792	-3.87%	0
2010	9.157998	10.062062	9.87%	12,527
2009	7.958983	9.157998	15.06%	0
2008*	10.000000	7.958983	-20.41%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.893935	10.551864	-3.14%	0
2014	10.747749	10.893935	1.36%	0
2013*	10.000000	10.747749	7.48%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	13.031884	12.720177	-2.39%	0
2014	12.770047	13.031884	2.05%	0
2013	10.572745	12.770047	20.78%	0
2012	9.781060	10.572745	8.09%	0
2011	10.338107	9.781060	-5.39%	0
2010	9.258532	10.338107	11.66%	0
2009	7.862967	9.258532	17.75%	0
2008*	10.000000	7.862967	-21.37%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.598135	10.284871	-2.96%	0
2014	10.541723	10.598135	0.54%	0
2013*	10.000000	10.541723	5.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.320029	12.057624	-2.13%	0
2014	12.157895	12.320029	1.33%	0
2013	10.588243	12.157895	14.82%	0
2012	10.012643	10.588243	5.75%	0
2011	10.263697	10.012643	-2.45%	0
2010	9.481250	10.263697	8.25%	0
2009	8.442508	9.481250	12.30%	0
2008*	10.000000	8.442508	-15.57%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.232181	19.658514	2.22%	0
2014	15.145818	19.232181	26.98%	0
2013	15.352745	15.145818	-1.35%	0
2012	13.370296	15.352745	14.83%	283
2011	13.051625	13.370296	2.44%	453
2010	10.410905	13.051625	25.36%	968
2009	8.633305	10.410905	20.59%	0
2008	13.837654	8.633305	-37.61%	2,100
2007	16.902897	13.837654	-18.13%	0
2006	13.318862	16.902897	26.91%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	27.137437	25.710131	-5.26%	0
2014	27.032309	27.137437	0.39%	0
2013	17.719250	27.032309	52.56%	0
2012	14.210403	17.719250	24.69%	905
2011	15.458243	14.210403	-8.07%	8,300
2010	14.053809	15.458243	9.99%	8,937
2009	10.015691	14.053809	40.32%	7,739
2008	15.531204	10.015691	-35.51%	7,739
2007	12.803395	15.531204	21.31%	7,739
2006	12.166281	12.803395	5.24%	11,481
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	16.067103	15.968472	-0.61%	0
2014	16.212317	16.067103	-0.90%	0
2013	11.592570	16.212317	39.85%	0
2012	11.300811	11.592570	2.58%	0
2011	12.958155	11.300811	-12.79%	8,687
2010	10.309205	12.958155	25.69%	7,118
2009	7.844336	10.309205	31.42%	6,516
2008	13.221580	7.844336	-40.67%	8,844
2007	11.941411	13.221580	10.72%	6,516
2006	11.651757	11.941411	2.49%	6,516

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.362630	15.991135	-7.90%	0
2014	16.627077	17.362630	4.42%	0
2013	12.764574	16.627077	30.26%	0
2012	11.030526	12.764574	15.72%	442
2011	12.965253	11.030526	-14.92%	0
2010	10.513527	12.965253	23.32%	0
2009	8.345191	10.513527	25.98%	0
2008	11.581665	8.345191	-27.94%	0
2007	12.385781	11.581665	-6.49%	0
2006	10.865695	12.385781	13.99%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	17.063843	15.994005	-6.27%	0
2014	15.766889	17.063843	8.23%	0
2013	11.942527	15.766889	32.02%	0
2012	10.298651	11.942527	15.96%	561
2011	11.390305	10.298651	-9.58%	2,965
2010	9.836038	11.390305	15.80%	2,965
2009	7.961898	9.836038	23.54%	4,947
2008	12.332417	7.961898	-35.44%	4,187
2007	12.408562	12.332417	-0.61%	6,055
2006	10.882240	12.408562	14.03%	6,215
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.293660	10.906975	-3.42%	0
2014	11.027546	11.293660	2.41%	0
2013	8.883776	11.027546	24.13%	0
2012	7.857764	8.883776	13.06%	0
2011	8.384372	7.857764	-6.28%	0
2010	7.497911	8.384372	11.82%	0
2009	6.042377	7.497911	24.09%	0
2008	9.808066	6.042377	-38.39%	0
2007*	10.000000	9.808066	-1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.861568	10.623514	-2.19%	0
2014	10.717408	10.861568	1.35%	0
2013	10.480201	10.717408	2.26%	0
2012	10.215362	10.480201	2.59%	0
2011	10.173129	10.215362	0.42%	0
2010	9.848243	10.173129	3.30%	0
2009	9.254797	9.848243	6.41%	0
2008	10.095294	9.254797	-8.33%	0
2007*	10.000000	10.095294	0.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.524217	11.204231	-2.78%	0
2014	11.231728	11.524217	2.60%	0
2013	9.872238	11.231728	13.77%	12,518
2012	9.133271	9.872238	8.09%	12,518
2011	9.365953	9.133271	-2.48%	12,518
2010	8.656315	9.365953	8.20%	12,518
2009	7.448415	8.656315	16.22%	12,518
2008	9.941750	7.448415	-25.08%	12,518
2007*	10.000000	9.941750	-0.58%	12,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.441328	11.079544	-3.16%	6,643
2014	11.174742	11.441328	2.39%	6,643
2013	9.360619	11.174742	19.38%	6,643
2012	8.435497	9.360619	10.97%	6,643
2011	8.834814	8.435497	-4.52%	6,643
2010	8.026414	8.834814	10.07%	6,643
2009	6.614551	8.026414	21.34%	6,643
2008	9.883470	6.614551	-33.07%	6,643
2007*	10.000000	9.883470	-1.17%	6,651

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.367227	11.085336	-2.48%	0
2014	11.125435	11.367227	2.17%	0
2013	10.321565	11.125435	7.79%	0
2012	9.793992	10.321565	5.39%	0
2011	9.836525	9.793992	-0.43%	0
2010	9.292104	9.836525	5.86%	0
2009	8.314717	9.292104	11.75%	0
2008	10.033052	8.314717	-17.13%	0
2007*	10.000000	10.033052	0.33%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	23.798717	21.266837	-10.64%	1,638
2014	25.765802	23.798717	-7.63%	6,384
2013	21.118638	25.765802	22.01%	6,713
2012	18.175895	21.118638	16.19%	7,595
2011	20.088722	18.175895	-9.52%	16,387
2010	18.958698	20.088722	5.96%	18,828
2009	15.549864	18.958698	21.92%	32,276
2008	21.493005	15.549864	-27.65%	26,253
2007	15.298084	21.493005	40.49%	28,780
2006	13.058111	15.298084	17.15%	25,827
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.220580	16.735407	-2.82%	227
2014	16.418473	17.220580	4.89%	296
2013	13.613251	16.418473	20.61%	465
2012	12.495514	13.613251	8.95%	1,756
2011	12.404186	12.495514	0.74%	1,869
2010	10.863462	12.404186	14.18%	7,784
2009	9.840511	10.863462	10.40%	4,870
2008	12.775574	9.840511	-22.97%	5,025
2007	11.529265	12.775574	10.81%	4,753
2006	10.632100	11.529265	8.44%	4,896
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.493182	11.228340	-2.30%	0
2014	11.297872	11.493182	1.73%	4,176
2013	11.834958	11.297872	-4.54%	4,534
2012	11.475861	11.834958	3.13%	5,985
2011	10.967773	11.475861	4.63%	12,318
2010	10.608195	10.967773	3.39%	24,871
2009	10.152799	10.608195	4.49%	9,322
2008	10.380712	10.152799	-2.20%	8,510
2007	10.077024	10.380712	3.01%	8,783
2006	9.913958	10.077024	1.64%	1,954
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	20.724473	20.066059	-3.18%	0
2014	19.380210	20.724473	6.94%	6,757
2013	14.887963	19.380210	30.17%	6,869
2012	12.875420	14.887963	15.63%	7,307
2011	12.988932	12.875420	-0.87%	7,335
2010	11.019185	12.988932	17.88%	10,556
2009	9.112649	11.019185	20.92%	7,929
2008	14.328959	9.112649	-36.40%	5,790
2007	12.890074	14.328959	11.16%	9,291
2006	11.300094	12.890074	14.07%	5,403

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	16.990175	16.224855	-4.50%	462
2014	15.864827	16.990175	7.09%	499
2013	12.553819	15.864827	26.37%	505
2012	11.377246	12.553819	10.34%	870
2011	12.242572	11.377246	-7.07%	975
2010	10.789776	12.242572	13.46%	4,410
2009	9.387656	10.789776	14.94%	1,392
2008	15.024941	9.387656	-37.52%	1,524
2007	13.204925	15.024941	13.78%	2,221
2006	11.683246	13.204925	13.02%	2,448
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.999434	8.349285	-24.09%	0
2014	12.614016	10.999434	-12.80%	2,008
2013	10.126480	12.614016	24.56%	2,008
2012	10.245853	10.126480	-1.17%	2,008
2011	11.557578	10.245853	-11.35%	2,008
2010	9.719595	11.557578	18.91%	2,008
2009	7.096215	9.719595	36.97%	2,008
2008	13.515796	7.096215	-47.50%	1,337
2007	9.163479	13.515796	47.50%	1,337
2006*	10.000000	9.163479	-8.37%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.828215	9.328070	-5.09%	0
2014	10.061703	9.828215	-2.32%	0
2013	10.142769	10.061703	-0.80%	0
2012	9.776740	10.142769	3.74%	0
2011*	10.000000	9.776740	-2.23%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.711460	15.838552	0.81%	0
2014	15.961915	15.711460	-1.57%	0
2013	13.731032	15.961915	16.25%	0
2012	11.930190	13.731032	15.09%	0
2011	13.202287	11.930190	-9.64%	0
2010	11.796144	13.202287	11.92%	0
2009	9.534605	11.796144	23.72%	0
2008	16.903919	9.534605	-43.60%	0
2007	14.295368	16.903919	18.25%	0
2006	12.117781	14.295368	17.97%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.259580	7.762566	-24.34%	0
2014	12.100443	10.259580	-15.21%	1,402
2013	11.512605	12.100443	5.11%	1,402
2012	11.590227	11.512605	-0.67%	1,701
2011	15.132401	11.590227	-23.41%	1,702
2010	13.257681	15.132401	14.14%	1,703
2009	7.830839	13.257681	69.30%	1,703
2008	20.842109	7.830839	-62.43%	1,129
2007	14.898174	20.842109	39.90%	1,129
2006	12.175211	14.898174	22.36%	303
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.895937	18.699386	4.49%	654
2014	16.415848	17.895937	9.02%	762
2013	12.338185	16.415848	33.05%	937
2012	11.224723	12.338185	9.92%	1,831
2011	11.272552	11.224723	-0.42%	3,418
2010	10.269426	11.272552	9.77%	4,553
2009	8.288624	10.269426	23.90%	9,798
2008	13.340735	8.288624	-37.87%	8,172
2007	10.876963	13.034735	19.83%	7,130
2006	10.620157	10.876963	2.42%	7,369
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	17.970486	16.381392	-8.84%	0
2014	18.086738	17.970486	-0.64%	3,718
2013	16.787769	18.086738	7.74%	3,718
2012	14.513679	16.787769	15.67%	3,934
2011	14.141051	14.513679	2.64%	3,934
2010	12.627193	14.141051	11.99%	3,952
2009	8.844853	12.627193	42.76%	3,953
2008	11.603488	8.844853	-23.77%	2,924
2007	11.460125	11.603488	1.25%	2,948
2006	10.658991	11.460125	7.52%	333
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.409778	14.883586	-3.41%	0
2014	15.580093	15.409778	-1.09%	0
2013	12.792413	15.580093	21.79%	0
2012	11.578133	12.792413	10.49%	143
2011	13.789395	11.578133	-16.04%	138
2010	12.395597	13.789395	11.24%	121
2009	9.282178	12.395597	33.54%	120
2008	16.489137	9.282178	-43.71%	123
2007	15.393471	16.489137	7.12%	104
2006	12.179750	15.393471	26.39%	124

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.664584	9.505121	-1.65%	0
2014	9.816674	9.664584	-1.55%	0
2013	10.122834	9.816674	-3.02%	0
2012	10.044373	10.122834	0.78%	0
2011*	10.000000	10.044373	0.44%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	19.140700	16.952396	-11.43%	0
2014	19.979435	19.140700	-4.20%	1,671
2013	13.028190	19.979435	53.36%	1,671
2012	11.948144	13.028190	9.04%	1,671
2011	13.178209	11.948144	-9.33%	1,671
2010	9.595356	13.178209	37.34%	1,671
2009	6.965432	9.595356	37.76%	1,671
2008	13.748889	6.965432	-49.34%	0
2007	13.244119	13.748889	3.81%	0
2006	12.099056	13.244119	9.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.339413	19.603204	-8.14%	549
2014	20.289896	21.339413	5.17%	4,173
2013	16.015249	20.289896	26.69%	4,182
2012	14.465363	16.015249	10.71%	4,260
2011	14.919069	14.465363	-3.04%	4,410
2010	11.630791	14.919069	28.27%	4,627
2009	8.133583	11.630791	43.00%	4,953
2008	13.081903	8.133583	-37.83%	3,800
2007	11.915823	13.081903	9.79%	2,344
2006	11.257291	11.915823	5.85%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.813549	8.594925	-2.48%	435
2014	9.037725	8.813549	-2.48%	435
2013	9.267608	9.037725	-2.48%	351
2012	9.503986	9.267608	-2.49%	349
2011	9.745047	9.503986	-2.47%	419
2010	9.987402	9.745047	-2.43%	411
2009	10.140198	9.987402	-1.51%	365
2008	10.177875	10.140198	-0.37%	21,541
2007	9.979624	10.177875	1.99%	0
2006	9.811183	9.979624	1.72%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	13.084935	12.801025	-2.17%	0
2014	12.798651	13.084935	2.24%	0
2013	10.325404	12.798651	23.95%	0
2012	9.440476	10.325404	9.37%	0
2011	10.101506	9.440476	-6.54%	0
2010	8.967763	10.101506	12.64%	0
2009	7.458539	8.967763	20.23%	0
2008*	10.000000	7.458539	-25.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.830268	11.586469	-2.06%	0
2014	11.735676	11.830268	0.81%	4,179
2013	10.489724	11.735676	11.88%	68,400
2012	10.060175	10.489724	4.27%	68,405
2011	10.240642	10.060175	-1.76%	68,409
2010	9.602608	10.240642	6.64%	0
2009	8.719331	9.602608	10.13%	0
2008*	10.000000	8.719331	-12.81%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.787880	10.473295	-2.92%	0
2014	10.664556	10.787880	1.16%	0
2013*	10.000000	10.664556	6.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.343410	12.073140	-2.19%	40,888
2014	12.145351	12.343410	1.63%	40,888
2013	10.308942	12.145351	17.81%	10,382
2012	9.653796	10.308942	6.79%	16,476
2011	10.047437	9.653796	-3.92%	16,738
2010	9.149368	10.047437	9.82%	26,364
2009	7.955566	9.149368	15.01%	26,633
2008*	10.000000	7.955566	-20.44%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.886202	10.538974	-3.19%	0
2014	10.745632	10.886202	1.31%	0
2013*	10.000000	10.745632	7.46%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	12.986283	12.669178	-2.44%	10,055
2014	12.731893	12.986283	2.00%	13,260
2013	10.546559	12.731893	20.72%	7,711
2012	9.761850	10.546559	8.04%	7,711
2011	10.323082	9.761850	-5.44%	7,711
2010	9.249799	10.323082	11.60%	7,711
2009	7.859590	9.249799	17.69%	7,711
2008*	10.000000	7.859590	-21.40%	7,711
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.590608	10.272293	-3.01%	0
2014	10.539637	10.590608	0.48%	0
2013*	10.000000	10.539637	5.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.276913	12.009273	-2.18%	0
2014	12.121565	12.276913	1.28%	36,570
2013	10.562006	12.121565	14.77%	44,696
2012	9.992976	10.562006	5.69%	45,916
2011	10.248783	9.992976	-2.50%	47,845
2010	9.472326	10.248783	8.20%	48,296
2009	8.438888	9.472326	12.25%	6,807
2008*	10.000000	8.438888	-15.61%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	19.129792	19.543832	2.16%	0
2014	15.072904	19.129792	26.92%	0
2013	15.286675	15.072904	-1.40%	0
2012	13.319598	15.286675	14.77%	0
2011	13.008781	13.319598	2.39%	0
2010	10.382043	13.008781	25.30%	0
2009	8.613788	10.382043	20.53%	0
2008	13.813471	8.613788	-37.64%	1,012
2007	16.882068	13.813471	-18.18%	1,012
2006	13.309232	16.882068	26.84%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.987156	25.554641	-5.31%	0
2014	26.896397	26.987156	0.34%	1,543
2013	17.639192	26.896397	52.48%	1,543
2012	14.153465	17.639192	24.63%	1,751
2011	15.404196	14.153465	-8.12%	1,771
2010	14.011850	15.404196	9.94%	1,756
2009	9.990906	14.011850	40.25%	1,759
2008	15.500730	9.990906	-35.55%	1,288
2007	12.784853	15.500730	21.24%	1,277
2006	12.154876	12.784853	5.18%	293
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	15.978090	15.871869	-0.66%	0
2014	16.130771	15.978090	-0.95%	3,741
2013	11.540169	16.130771	39.78%	3,741
2012	11.255516	11.540169	2.53%	3,741
2011	12.912828	11.255516	-12.83%	3,741
2010	10.278415	12.912828	25.63%	3,741
2009	7.824911	10.278415	31.36%	3,741
2008	13.195628	7.824911	-40.70%	2,415
2007	11.924115	13.195628	10.66%	2,415
2006	11.640830	11.924115	2.43%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.266386	15.894348	-7.95%	0
2014	16.543394	17.266386	4.37%	0
2013	12.706836	16.543394	30.19%	0
2012	10.986278	12.706836	15.66%	0
2011	12.919856	10.986278	-14.97%	0
2010	10.482095	12.919856	23.26%	0
2009	8.324504	10.482095	25.92%	0
2008	11.558905	8.324504	-27.98%	0
2007	12.367832	11.558905	-6.54%	0
2006	10.855501	12.367832	13.93%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	16.969285	15.897222	-6.32%	0
2014	15.687560	16.969285	8.17%	18
2013	11.888521	15.687560	31.96%	74
2012	10.257358	11.888521	15.90%	739
2011	11.350446	10.257358	-9.63%	11,297
2010	9.806650	11.350446	15.74%	15,492
2009	7.942183	9.806650	23.48%	17,449
2008	12.308193	7.942183	-35.47%	12,760
2007	12.390581	12.308193	-0.66%	18,705
2006	10.872036	12.390581	13.97%	19,536
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.249368	10.858622	-3.47%	0
2014	10.989935	11.249368	2.36%	0
2013	8.858012	10.989935	24.07%	0
2012	7.838995	8.858012	13.00%	0
2011	8.368621	7.838995	-6.33%	0
2010	7.487660	8.368621	11.77%	0
2009	6.037201	7.487660	24.03%	0
2008	9.804700	6.037201	-38.43%	0
2007*	10.000000	9.804700	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
2009*	10.000000	11.445199	14.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
2009*	10.000000	12.000060	20.00%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.818944	10.576393	-2.24%	0
2014	10.680830	10.818944	1.29%	0
2013	10.449782	10.680830	2.21%	0
2012	10.190950	10.449782	2.54%	0
2011	10.154010	10.190950	0.36%	0
2010	9.834778	10.154010	3.25%	0
2009	9.246884	9.834778	6.36%	0
2008	10.091843	9.246884	-8.37%	0
2007*	10.000000	10.091843	0.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.479005	11.154554	-2.83%	0
2014	11.193394	11.479005	2.55%	0
2013	9.843598	11.193394	13.71%	0
2012	9.111461	9.843598	8.04%	0
2011	9.348360	9.111461	-2.53%	0
2010	8.644486	9.348360	8.14%	0
2009	7.442053	8.644486	16.16%	0
2008	9.938339	7.442053	-25.12%	0
2007*	10.000000	9.938339	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.396431	11.030399	-3.21%	0
2014	11.136604	11.396431	2.33%	0
2013	9.333451	11.136604	19.32%	0
2012	8.415343	9.333451	10.91%	0
2011	8.818217	8.415343	-4.57%	0
2010	8.015429	8.818217	10.02%	0
2009	6.608881	8.015429	21.28%	0
2008	9.880082	6.608881	-33.11%	0
2007*	10.000000	9.880082	-1.20%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.322655	11.036189	-2.53%	0
2014	11.087503	11.322655	2.12%	16
2013	10.291647	11.087503	7.73%	6,948
2012	9.770617	10.291647	5.33%	7,703
2011	9.818063	9.770617	-0.48%	9,323
2010	9.279405	9.818063	5.80%	12,673
2009	8.307613	9.279405	11.70%	0
2008	10.029613	8.307613	-17.17%	0
2007*	10.000000	10.029613	0.30%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	23.535690	21.010204	-10.73%	1,624
2014	25.507205	23.535690	-7.73%	2,078
2013	20.928128	25.507205	21.88%	5,294
2012	18.030472	20.928128	16.07%	7,844
2011	19.948427	18.030472	-9.61%	13,589
2010	18.845597	19.948427	5.85%	16,703
2009	15.472953	18.845597	21.80%	20,454
2008	21.408684	15.472953	-27.73%	24,879
2007	15.253767	21.408684	40.35%	26,630
2006	13.033614	15.253767	17.03%	23,073
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	17.030178	16.533386	-2.92%	0
2014	16.253611	17.030178	4.78%	0
2013	13.490395	16.253611	20.48%	0
2012	12.395494	13.490395	8.83%	0
2011	12.317489	12.395494	0.63%	2,230
2010	10.798598	12.317489	14.07%	3,007
2009	9.791796	10.798598	10.28%	3,081
2008	12.725411	9.791796	-23.05%	4,053
2007	11.495844	12.725411	10.70%	4,918
2006	10.612134	11.495844	8.33%	5,693
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.366133	11.092826	-2.40%	962
2014	11.184447	11.366133	1.62%	962
2013	11.728173	11.184447	-4.64%	962
2012	11.384032	11.728173	3.02%	962
2011	10.891140	11.384032	4.53%	962
2010	10.544884	10.891140	3.28%	962
2009	10.102567	10.544884	4.38%	962
2008	10.339965	10.102567	-2.30%	4,008
2007	10.047830	10.339965	2.91%	0
2006	9.895362	10.047830	1.54%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	20.495373	19.823876	-3.28%	760
2014	19.185652	20.495373	6.83%	760
2013	14.753625	19.185652	30.04%	760
2012	12.772374	14.753625	15.51%	760
2011	12.898171	12.772374	-0.98%	2,987
2010	10.953412	12.898171	17.75%	3,742
2009	9.067553	10.953412	20.80%	7,325
2008	14.272717	9.067553	-36.47%	10,003
2007	12.852738	14.272717	11.05%	10,268
2006	11.278895	12.852738	13.95%	10,069

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	16.802322	16.028996	-4.60%	1,064
2014	15.705513	16.802322	6.98%	1,322
2013	12.440508	15.705513	26.24%	2,315
2012	11.286160	12.440508	10.23%	2,315
2011	12.157014	11.286160	-7.16%	3,523
2010	10.725369	12.157014	13.35%	3,630
2009	9.341203	10.725369	14.82%	3,630
2008	14.965970	9.341203	-37.58%	4,804
2007	13.166682	14.965970	13.67%	3,902
2006	11.661330	13.166682	12.91%	3,742
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.901938	8.266778	-24.17%	0
2014	12.515065	10.901938	-12.89%	0
2013	10.057363	12.515065	24.44%	0
2012	10.186410	10.057363	-1.27%	0
2011	11.502317	10.186410	-11.44%	3,129
2010	9.683043	11.502317	18.79%	3,129
2009	7.076787	9.683043	36.83%	3,129
2008	13.492666	7.076787	-47.55%	0
2007	9.157228	13.492666	47.34%	0
2006*	10.000000	9.157228	-8.43%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.791315	9.283514	-5.19%	0
2014	10.034220	9.791315	-2.42%	0
2013	10.125447	10.034220	-0.90%	0
2012	9.770092	10.125447	3.64%	0
2011*	10.000000	9.770092	-2.30%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.537757	15.647364	0.71%	0
2014	15.801659	15.537757	-1.67%	0
2013	13.607122	15.801659	16.13%	693
2012	11.834699	13.607122	14.98%	876
2011	13.110047	11.834699	-9.73%	6,372
2010	11.725736	13.110047	11.81%	7,870
2009	9.487430	11.725736	23.59%	11,474
2008	16.837585	9.487430	-43.65%	11,030
2007	14.253957	16.837585	18.13%	12,597
2006	12.095050	14.253957	17.85%	10,610

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.159107	7.678658	-24.42%	0
2014	11.994252	10.159107	-15.30%	0
2013	11.423283	11.994252	5.00%	632
2012	11.512143	11.423283	-0.77%	798
2011	15.045884	11.512143	-23.49%	1,250
2010	13.195405	15.045884	14.02%	1,942
2009	7.802069	13.195405	69.13%	1,994
2008	20.786956	7.802069	-62.47%	2,153
2007	14.874094	20.786956	39.75%	2,347
2006	12.167969	14.874094	22.24%	470
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.698074	18.473669	4.38%	0
2014	16.251023	17.698074	8.90%	0
2013	12.226832	16.251023	32.91%	5,830
2012	11.134876	12.226832	9.81%	8,914
2011	11.193786	11.134876	-0.53%	13,241
2010	10.208134	11.193786	9.66%	18,468
2009	8.247601	10.208134	23.77%	26,581
2008	13.288371	8.247601	-37.93%	28,629
2007	10.845443	13.288371	19.71%	32,211
2006	10.600227	10.845443	2.31%	28,434
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	17.771894	16.183741	-8.94%	0
2014	17.905224	17.771894	-0.74%	0
2013	16.636352	17.905224	7.63%	2,437
2012	14.397575	16.636352	15.55%	5,229
2011	14.042282	14.397575	2.53%	6,485
2010	12.551868	14.042282	11.87%	9,157
2009	8.801103	12.551868	42.62%	12,948
2008	11.557949	8.801103	-23.85%	17,135
2007	11.426935	11.557949	1.15%	18,465
2006	10.638995	11.426935	7.41%	12,885
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.239382	14.703900	-3.51%	0
2014	15.423636	15.239382	-1.19%	0
2013	12.676938	15.423636	21.67%	0
2012	11.485426	12.676938	10.37%	0
2011	13.693016	11.485426	-16.12%	739
2010	12.321585	13.693016	11.13%	770
2009	9.236222	12.321585	33.41%	843
2008	16.424398	9.236222	-43.77%	931
2007	15.348858	16.424398	7.01%	1,003
2006	12.156887	15.348858	26.26%	1,457

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.628273	9.459695	-1.75%	0
2014	9.789838	9.628273	-1.65%	0
2013	10.105533	9.789838	-3.12%	0
2012	10.037539	10.105533	0.68%	0
2011*	10.000000	10.037539	0.38%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	18.929110	16.747780	-11.52%	0
2014	19.778861	18.929110	-4.30%	0
2013	12.910620	19.778861	53.20%	0
2012	11.852505	12.910620	8.93%	0
2011	13.086141	11.852505	-9.43%	0
2010	9.538079	13.086141	37.20%	0
2009	6.930956	9.538079	37.62%	0
2008	13.694925	6.930956	-49.39%	0
2007	13.205746	13.694925	3.70%	0
2006	12.076355	13.205746	9.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	21.130566	19.391433	-8.23%	820
2014	20.111955	21.130566	5.06%	1,101
2013	15.891086	20.111955	26.56%	2,179
2012	14.367984	15.891086	10.60%	2,179
2011	14.833820	14.367984	-3.14%	3,483
2010	11.576198	14.833820	28.14%	3,598
2009	8.103711	11.576198	42.85%	3,598
2008	13.047277	8.103711	-37.89%	3,598
2007	11.896548	13.047277	9.67%	2,778
2006	11.250583	11.896548	5.74%	2,778
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.714621	8.489735	-2.58%	0
2014	8.945454	8.714621	-2.58%	0
2013	9.182405	8.945454	-2.58%	0
2012	9.426304	9.182405	-2.59%	0
2011	9.675294	9.426304	-2.57%	0
2010	9.926097	9.675294	-2.53%	0
2009	10.088300	9.926097	-1.61%	0
2008	10.136182	10.088300	-0.47%	10,412
2007	9.949003	10.136182	1.88%	10,412
2006	9.791093	9.949003	1.61%	10,412
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	12.993451	12.698479	-2.27%	0
2014	12.722221	12.993451	2.13%	0
2013	10.274274	12.722221	23.83%	0
2012	9.403396	10.274274	9.26%	0
2011	10.072152	9.403396	-6.64%	0
2010	8.950873	10.072152	12.53%	0
2009	7.452132	8.950873	20.11%	9,624
2008*	10.000000	7.452132	-25.48%	9,624

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.747586	11.493682	-2.16%	0
2014	11.665610	11.747586	0.70%	0
2013	10.437796	11.665610	11.76%	0
2012	10.020671	10.437796	4.16%	0
2011	10.210878	10.020671	-1.86%	0
2010	9.584526	10.210878	6.54%	0
2009	8.711841	9.584526	10.02%	0
2008*	10.000000	8.711841	-12.88%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.772534	10.447656	-3.02%	0
2014	10.660329	10.772534	1.05%	0
2013*	10.000000	10.660329	6.60%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.257124	11.976436	-2.29%	9,168
2014	12.072848	12.257124	1.53%	0
2013	10.257913	12.072848	17.69%	0
2012	9.615889	10.257913	6.68%	0
2011	10.018233	9.615889	-4.02%	2,075
2010	9.132134	10.018233	9.70%	0
2009	7.948740	9.132134	14.89%	0
2008*	10.000000	7.948740	-20.51%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.870720	10.513183	-3.29%	0
2014	10.741370	10.870720	1.20%	0
2013*	10.000000	10.741370	7.41%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	12.895494	12.567685	-2.54%	0
2014	12.655856	12.895494	1.89%	0
2013	10.494335	12.655856	20.60%	0
2012	9.723506	10.494335	7.93%	0
2011	10.293081	9.723506	-5.53%	0
2010	9.232378	10.293081	11.49%	0
2009	7.852835	9.232378	17.57%	0
2008*	10.000000	7.852835	-21.47%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.575545	10.247158	-3.11%	0
2014	10.535457	10.575545	0.38%	0
2013*	10.000000	10.535457	5.35%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.191089	11.913079	-2.28%	0
2014	12.049185	12.191089	1.18%	0
2013	10.509724	12.049185	14.65%	0
2012	9.953735	10.509724	5.59%	0
2011	10.218996	9.953735	-2.60%	1,998
2010	9.454485	10.218996	8.09%	0
2009	8.431637	9.454485	12.13%	0
2008*	10.000000	8.431637	-15.68%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	18.926409	19.316220	2.06%	0
2014	14.927945	18.926409	26.79%	0
2013	15.155211	14.927945	-1.50%	28
2012	13.218643	15.155211	14.65%	196
2011	12.923413	13.218643	2.28%	628
2010	10.324467	12.923413	25.17%	1,230
2009	8.574827	10.324467	20.40%	1,230
2008	13.765200	8.574827	-37.71%	1,393
2007	16.840447	13.765200	-18.26%	1,596
2006	13.290015	16.840447	26.72%	348
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.688820	25.246206	-5.41%	0
2014	26.626384	26.688820	0.23%	0
2013	17.480012	26.626384	52.32%	413
2012	14.040166	17.480012	24.50%	517
2011	15.296548	14.040166	-8.21%	789
2010	13.928219	15.296548	9.82%	2,720
2009	9.941457	13.928219	40.10%	9,962
2008	15.439879	9.941457	-35.61%	13,021
2007	12.747807	15.439879	21.12%	14,805
2006	12.132065	12.747807	5.08%	13,911
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	15.801421	15.680272	-0.77%	0
2014	15.968809	15.801421	-1.05%	0
2013	11.436019	15.968809	39.64%	913
2012	11.165420	11.436019	2.42%	1,800
2011	12.822598	11.165420	-12.92%	3,212
2010	10.217046	12.822598	25.50%	5,269
2009	7.786176	10.217046	31.22%	12,696
2008	13.143832	7.786176	-40.76%	16,487
2007	11.889573	13.143832	10.55%	18,905
2006	11.618996	11.889573	2.33%	17,607

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	17.075493	15.702486	-8.04%	0
2014	16.377285	17.075493	4.26%	0
2013	12.592149	16.377285	30.06%	0
2012	10.898324	12.592149	15.54%	0
2011	12.829566	10.898324	-15.05%	4,047
2010	10.419515	12.829566	23.13%	4,094
2009	8.283309	10.419515	25.79%	4,205
2008	11.513532	8.283309	-28.06%	2,001
2007	12.332007	11.513532	-6.64%	2,639
2006	10.835131	12.332007	13.82%	3,689
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	16.781687	15.705335	-6.41%	0
2014	15.530062	16.781687	8.06%	0
2013	11.781230	15.530062	31.82%	0
2012	10.175244	11.781230	15.78%	0
2011	11.271129	10.175244	-9.72%	3,731
2010	9.748099	11.271129	15.62%	3,793
2009	7.902867	9.748099	23.35%	3,940
2008	12.259879	7.902867	-35.54%	5,296
2007	12.354693	12.259879	-0.77%	6,499
2006	10.851632	12.354693	13.85%	7,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.161138	10.762412	-3.57%	2,149
2014	10.914932	11.161138	2.26%	2,149
2013	8.806587	10.914932	23.94%	2,149
2012	7.801513	8.806587	12.88%	2,149
2011	8.337152	7.801513	-6.42%	2,149
2010	7.467151	8.337152	11.65%	2,149
2009	6.026857	7.467151	23.90%	2,149
2008	9.797972	6.026857	-38.49%	2,149
2007*	10.000000	9.797972	-2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.734146	10.482730	-2.34%	0
2014	10.607992	10.734146	1.19%	0
2013	10.389174	10.607992	2.11%	0
2012	10.142267	10.389174	2.43%	0
2011	10.115859	10.142267	0.26%	0
2010	9.807885	10.115859	3.14%	0
2009	9.231062	9.807885	6.25%	0
2008	10.084918	9.231062	-8.47%	0
2007*	10.000000	10.084918	0.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.389012	11.055754	-2.93%	0
2014	11.117048	11.389012	2.45%	0
2013	9.786482	11.117048	13.60%	0
2012	9.067914	9.786482	7.92%	0
2011	9.313212	9.067914	-2.63%	0
2010	8.620830	9.313212	8.03%	0
2009	7.429305	8.620830	16.04%	0
2008	9.931519	7.429305	-25.19%	0
2007*	10.000000	9.931519	-0.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.307072	10.932682	-3.31%	0
2014	11.060634	11.307072	2.23%	0
2013	9.279295	11.060634	19.20%	0
2012	8.375120	9.279295	10.80%	0
2011	8.785063	8.375120	-4.67%	0
2010	7.993497	8.785063	9.90%	0
2009	6.597566	7.993497	21.16%	0
2008	9.873309	6.597566	-33.18%	0
2007*	10.000000	9.873309	-1.27%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.233874	10.938431	-2.63%	0
2014	11.011848	11.233874	2.02%	0
2013	10.231921	11.011848	7.62%	0
2012	9.723911	10.231921	5.22%	0
2011	9.781140	9.723911	-0.59%	0
2010	9.254014	9.781140	5.70%	0
2009	8.293389	9.254014	11.58%	0
2008	10.022727	8.293389	-17.25%	0
2007*	10.000000	10.022727	0.23%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	23.275279	20.756387	-10.82%	0
2014	25.250925	23.275279	-7.82%	0
2013	20.739148	25.250925	21.75%	0
2012	17.886050	20.739148	15.95%	716
2011	19.808946	17.886050	-9.71%	717
2010	18.733047	19.808946	5.74%	718
2009	15.396345	18.733047	21.67%	3,966
2008	21.324605	15.396345	-27.80%	720
2007	15.209543	21.324605	40.21%	721
2006	13.009136	15.209543	16.91%	722
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	16.841721	16.333634	-3.02%	0
2014	16.090273	16.841721	4.67%	0
2013	13.368540	16.090273	20.36%	0
2012	12.296179	13.368540	8.72%	0
2011	12.231335	12.296179	0.53%	0
2010	10.734068	12.231335	13.95%	0
2009	9.743286	10.734068	10.17%	0
2008	12.675397	9.743286	-23.13%	0
2007	11.462495	12.675397	10.58%	0
2006	10.592197	11.462495	8.22%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.240370	10.958828	-2.50%	0
2014	11.072063	11.240370	1.52%	0
2013	11.622257	11.072063	-4.73%	0
2012	11.292844	11.622257	2.92%	657
2011	10.814972	11.292844	4.42%	658
2010	10.481890	10.814972	3.18%	659
2009	10.052531	10.481890	4.27%	3,711
2008	10.299324	10.052531	-2.40%	661
2007	10.018676	10.299324	2.80%	662
2006	9.876760	10.018676	1.44%	662
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	20.268596	19.584394	-3.38%	0
2014	18.992863	20.268596	6.72%	0
2013	14.620379	18.992863	29.91%	0
2012	12.670049	14.620379	15.39%	0
2011	12.807966	12.670049	-1.08%	0
2010	10.887970	12.807966	17.63%	0
2009	9.022639	10.887970	20.67%	1,172
2008	14.216652	9.022639	-36.53%	0
2007	12.815464	14.216652	10.93%	0
2006	11.257711	12.815464	13.84%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	16.616381	15.835340	-4.70%	0
2014	15.547677	16.616381	6.87%	0
2013	12.328133	15.547677	26.12%	0
2012	11.195725	12.328133	10.11%	0
2011	12.071965	11.195725	-7.26%	0
2010	10.661275	12.071965	13.23%	0
2009	9.294919	10.661275	14.70%	1,196
2008	14.907154	9.294919	-37.65%	0
2007	13.128477	14.907154	13.55%	0
2006	11.639415	13.128477	12.79%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.805224	8.185009	-24.25%	0
2014	12.416809	10.805224	-12.98%	0
2013	9.988648	12.416809	24.31%	0
2012	10.127243	9.988648	-1.37%	0
2011	11.447238	10.127243	-11.53%	0
2010	9.646578	11.447238	18.67%	0
2009	7.057390	9.646578	36.69%	0
2008	13.469560	7.057390	-47.60%	0
2007	9.150986	13.469560	47.19%	0
2006*	10.000000	9.150986	-8.49%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.754507	9.239120	-5.28%	0
2014	10.006775	9.754507	-2.52%	0
2013	10.108137	10.006775	-1.00%	0
2012	9.763441	10.108137	3.53%	0
2011*	10.000000	9.763441	-2.37%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.365813	15.458320	0.60%	0
2014	15.642862	15.365813	-1.77%	0
2013	13.484207	15.642862	16.01%	0
2012	11.739860	13.484207	14.86%	0
2011	13.018340	11.739860	-9.82%	0
2010	11.655658	13.018340	11.69%	0
2009	9.440419	11.655658	23.47%	0
2008	16.771436	9.440419	-43.71%	0
2007	14.212618	16.771436	18.00%	0
2006	12.072331	14.212618	17.73%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.059490	7.595531	-24.49%	0
2014	11.888873	10.059490	-15.39%	0
2013	11.334566	11.888873	4.89%	0
2012	11.434526	11.334566	-0.87%	251
2011	14.959787	11.434526	-23.56%	251
2010	13.133379	14.959787	13.91%	251
2009	7.773376	13.133379	68.95%	252
2008	20.731904	7.773376	-62.51%	252
2007	14.850019	20.731904	39.61%	253
2006	12.160721	14.850019	22.11%	253
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.502191	18.250439	4.28%	0
2014	16.087667	17.502191	8.79%	0
2013	12.116361	16.087667	32.78%	0
2012	11.045634	12.116361	9.69%	898
2011	11.115465	11.045634	-0.63%	899
2010	10.147116	11.115465	9.54%	901
2009	8.206736	10.147116	23.64%	902
2008	13.236143	8.206736	-38.00%	903
2007	10.813987	13.236143	19.58%	905
2006	10.580303	10.813987	2.21%	906
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	17.575255	15.988234	-9.03%	0
2014	17.725305	17.575255	-0.85%	0
2013	16.486100	17.725305	7.52%	0
2012	14.282228	16.486100	15.43%	0
2011	13.944068	14.282228	2.43%	0
2010	12.476875	13.944068	11.76%	0
2009	8.757498	12.476875	42.47%	0
2008	11.512519	8.757498	-23.93%	0
2007	11.393775	11.512519	1.04%	0
2006	10.618998	11.393775	7.30%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	15.070720	14.526227	-3.61%	0
2014	15.268612	15.070720	-1.30%	0
2013	12.562426	15.268612	21.54%	0
2012	11.393404	12.562426	10.26%	0
2011	13.597249	11.393404	-16.21%	0
2010	12.247954	13.597249	11.02%	0
2009	9.190477	12.247954	33.27%	0
2008	16.359878	9.190477	-43.82%	0
2007	15.304364	16.359878	6.90%	0
2006	12.134069	15.304364	26.13%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.592111	9.414499	-1.85%	0
2014	9.763091	9.592111	-1.75%	0
2013	10.088280	9.763091	-3.22%	0
2012	10.030714	10.088280	0.57%	0
2011*	10.000000	10.030714	0.31%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	18.719504	16.545325	-11.61%	0
2014	19.579965	18.719504	-4.39%	0
2013	12.793918	19.579965	53.04%	0
2012	11.757475	12.793918	8.82%	0
2011	12.994544	11.757475	-9.52%	0
2010	9.481040	12.994544	37.06%	0
2009	6.896596	9.481040	37.47%	0
2008	13.641094	6.896596	-49.44%	0
2007	13.167433	13.641094	3.60%	0
2006	12.053677	13.167433	9.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	20.923584	19.181764	-8.32%	0
2014	19.935420	20.923584	4.96%	0
2013	15.767770	19.935420	26.43%	0
2012	14.271179	15.767770	10.49%	0
2011	14.748999	14.271179	-3.24%	0
2010	11.521820	14.748999	28.01%	0
2009	8.073924	11.521820	42.70%	0
2008	13.012716	8.073924	-37.95%	0
2007	11.877287	13.012716	9.56%	0
2006	11.243884	11.877287	5.63%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.616700	8.385731	-2.68%	0
2014	8.854029	8.616700	-2.68%	0
2013	9.097902	8.854029	-2.68%	0
2012	9.349188	9.097902	-2.69%	0
2011	9.605976	9.349188	-2.67%	0
2010	9.865110	9.605976	-2.63%	0
2009	10.036621	9.865110	-1.71%	0
2008	10.094620	10.036621	-0.57%	0
2007	9.918447	10.094620	1.78%	0
2006	9.771028	9.918447	1.51%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	12.902532	12.596674	-2.37%	0
2014	12.646196	12.902532	2.03%	0
2013	10.223367	12.646196	23.70%	0
2012	9.366441	10.223367	9.15%	0
2011	10.042853	9.366441	-6.74%	0
2010	8.934002	10.042853	12.41%	0
2009	7.445724	8.934002	19.99%	0
2008*	10.000000	7.445724	-25.54%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.665386	11.401540	-2.26%	0
2014	11.595880	11.665386	0.60%	0
2013	10.386065	11.595880	11.65%	0
2012	9.981281	10.386065	4.06%	0
2011	10.181172	9.981281	-1.96%	0
2010	9.566453	10.181172	6.43%	0
2009	8.704356	9.566453	9.90%	0
2008*	10.000000	8.704356	-12.96%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.757208	10.422076	-3.12%	0
2014	10.656103	10.757208	0.95%	0
2013*	10.000000	10.656103	6.56%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.171366	11.880425	-2.39%	0
2014	12.000696	12.171366	1.42%	0
2013	10.207081	12.000696	17.57%	0
2012	9.578096	10.207081	6.57%	0
2011	9.989089	9.578096	-4.11%	0
2010	9.114923	9.989089	9.59%	0
2009	7.941903	9.114923	14.77%	0
2008*	10.000000	7.941903	-20.58%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.855258	10.487454	-3.39%	0
2014	10.737116	10.855258	1.10%	0
2013*	10.000000	10.737116	7.37%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	12.805245	12.466921	-2.64%	0
2014	12.580211	12.805245	1.79%	0
2013	10.442316	12.580211	20.47%	0
2012	9.685280	10.442316	7.82%	0
2011	10.263124	9.685280	-5.63%	0
2010	9.214967	10.263124	11.37%	0
2009	7.846085	9.214967	17.45%	0
2008*	10.000000	7.846085	-21.54%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.560505	10.222075	-3.20%	0
2014	10.531284	10.560505	0.28%	0
2013*	10.000000	10.531284	5.31%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.105791	11.817589	-2.38%	0
2014	11.977178	12.105791	1.07%	0
2013	10.457642	11.977178	14.53%	0
2012	9.914620	10.457642	5.48%	0
2011	10.189278	9.914620	-2.70%	0
2010	9.436674	10.189278	7.98%	0
2009	8.424403	9.436674	12.02%	0
2008*	10.000000	8.424403	-15.76%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	18.725062	19.091117	1.95%	0
2014	14.784294	18.725062	26.66%	0
2013	15.024799	14.784294	-1.60%	0
2012	13.118379	15.024799	14.53%	0
2011	12.838540	13.118379	2.18%	0
2010	10.267195	12.838540	25.04%	0
2009	8.536025	10.267195	20.28%	0
2008	13.717059	8.536025	-37.77%	0
2007	16.798908	13.717059	-18.35%	0
2006	13.270799	16.798908	26.59%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.393476	24.941192	-5.50%	0
2014	26.358800	26.393476	0.13%	0
2013	17.322106	26.358800	52.17%	0
2012	13.927679	17.322106	24.37%	265
2011	15.189563	13.927679	-8.31%	266
2010	13.844989	15.189563	9.71%	266
2009	9.892209	13.844989	39.96%	266
2008	15.379219	9.892209	-35.68%	267
2007	12.710831	15.379219	20.99%	267
2006	12.109276	12.710831	4.97%	267
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	15.626488	15.490758	-0.87%	0
2014	15.808260	15.626488	-1.15%	0
2013	11.332657	15.808260	39.49%	0
2012	11.075905	11.332657	2.32%	0
2011	12.732861	11.075905	-13.01%	0
2010	10.155962	12.732861	25.37%	0
2009	7.747586	10.155962	31.09%	0
2008	13.092167	7.747586	-40.82%	0
2007	11.855082	13.092167	10.44%	0
2006	11.597172	11.855082	2.22%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	16.886502	15.512737	-8.14%	0
2014	16.212683	16.886502	4.16%	0
2013	12.478397	16.212683	29.93%	0
2012	10.811001	12.478397	15.42%	0
2011	12.739825	10.811001	-15.14%	0
2010	10.357244	12.739825	23.00%	0
2009	8.242266	10.357244	25.66%	0
2008	11.468283	8.242266	-28.13%	0
2007	12.296231	11.468283	-6.73%	0
2006	10.814771	12.296231	13.70%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	16.595942	15.515555	-6.51%	0
2014	15.373958	16.595942	7.95%	0
2013	11.674791	15.373958	31.69%	0
2012	10.093696	11.674791	15.66%	0
2011	11.192273	10.093696	-9.82%	0
2010	9.689845	11.192273	15.51%	0
2009	7.863710	9.689845	23.22%	0
2008	12.211712	7.863710	-35.61%	0
2007	12.318864	12.211712	-0.87%	0
2006	10.831249	12.318864	13.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.073537	10.666978	-3.67%	0
2014	10.840401	11.073537	2.15%	0
2013	8.755440	10.840401	23.81%	0
2012	7.764187	8.755440	12.77%	0
2011	8.305777	7.764187	-6.52%	0
2010	7.446691	8.305777	11.54%	0
2009	6.016515	7.446691	23.77%	0
2008	9.791246	6.016515	-38.55%	0
2007*	10.000000	9.791246	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
2010	11.429530	12.212561	6.85%	0
2009*	10.000000	11.429530	14.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
2009*	10.000000	11.983630	19.84%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.649924	10.389804	-2.44%	0
2014	10.535586	10.649924	1.09%	0
2013	10.328867	10.535586	2.00%	0
2012	10.093795	10.328867	2.33%	0
2011	10.077821	10.093795	0.16%	0
2010	9.781036	10.077821	3.03%	0
2009	9.215250	9.781036	6.14%	0
2008	10.077992	9.215250	-8.56%	0
2007*	10.000000	10.077992	0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.299616	10.957706	-3.03%	0
2014	11.041111	11.299616	2.34%	0
2013	9.729626	11.041111	13.48%	0
2012	9.024531	9.729626	7.81%	0
2011	9.278158	9.024531	-2.73%	0
2010	8.597199	9.278158	7.92%	0
2009	7.416561	8.597199	15.92%	0
2008	9.924704	7.416561	-25.27%	0
2007*	10.000000	9.924704	-0.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.218323	10.835736	-3.41%	0
2014	10.985095	11.218323	2.12%	0
2013	9.225397	10.985095	19.07%	0
2012	8.335056	9.225397	10.68%	0
2011	8.752013	8.335056	-4.76%	0
2010	7.971598	8.752013	9.79%	0
2009	6.586252	7.971598	21.03%	0
2008	9.866522	6.586252	-33.25%	0
2007*	10.000000	9.866522	-1.33%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.145751	10.841486	-2.73%	0
2014	10.936699	11.145751	1.91%	0
2013	10.172545	10.936699	7.51%	0
2012	9.677437	10.172545	5.12%	0
2011	9.744365	9.677437	-0.69%	0
2010	9.228683	9.744365	5.59%	0
2009	8.279182	9.228683	11.47%	0
2008	10.015850	8.279182	-17.34%	0
2007*	10.000000	10.015850	0.16%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	23.146119	20.630593	-10.87%	0
2014	25.123723	23.146119	-7.87%	0
2013	20.645263	25.123723	21.69%	0
2012	17.814254	20.645263	15.89%	527
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	16.748202	16.234593	-3.07%	0
2014	16.009149	16.748202	4.62%	0
2013	13.307981	16.009149	20.30%	0
2012	12.246793	13.307981	8.67%	321
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	11.177955	10.892373	-2.55%	0
2014	11.016243	11.177955	1.47%	0
2013	11.569614	11.016243	-4.78%	0
2012	11.247488	11.569614	2.86%	247
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	20.156039	19.465623	-3.43%	0
2014	18.897103	20.156039	6.66%	0
2013	14.554139	18.897103	29.84%	0
2012	12.619145	14.554139	15.33%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	16.524129	15.739325	-4.75%	0
2014	15.469311	16.524129	6.82%	0
2013	12.272296	15.469311	26.05%	0
2012	11.150755	12.272296	10.06%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.757164	8.144417	-24.29%	0
2014	12.367948	10.757164	-13.02%	0
2013	9.954455	12.367948	24.25%	0
2012	10.097778	9.954455	-1.42%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.736131	9.216973	-5.33%	0
2014	9.993067	9.736131	-2.57%	0
2013	10.099480	9.993067	-1.05%	0
2012	9.760111	10.099480	3.48%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	15.280466	15.364549	0.55%	0
2014	15.563971	15.280466	-1.82%	0
2013	13.423093	15.563971	15.95%	0
2012	11.692685	13.423093	14.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	10.010037	7.554302	-24.53%	0
2014	11.836528	10.010037	-15.43%	0
2013	11.290478	11.836528	4.84%	0
2012	11.395916	11.290478	-0.93%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	17.405038	18.139809	4.22%	0
2014	16.006586	17.405038	8.74%	0
2013	12.061494	16.006586	32.71%	0
2012	11.001279	12.061494	9.64%	261
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	17.477684	15.891296	-9.08%	0
2014	17.635961	17.477684	-0.90%	0
2013	16.411433	17.635961	7.46%	0
2012	14.224869	16.411433	15.37%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	14.987030	14.438149	-3.66%	0
2014	15.191636	14.987030	-1.35%	0
2013	12.505503	15.191636	21.48%	0
2012	11.347617	12.505503	10.20%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.574045	9.391939	-1.90%	0
2014	9.749720	9.574045	-1.80%	0
2013	10.079642	9.749720	-3.27%	0
2012	10.027294	10.079642	0.52%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	18.615545	16.444977	-11.66%	0
2014	19.481253	18.615545	-4.44%	0
2013	12.735944	19.481253	52.96%	0
2012	11.710228	12.735944	8.76%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	20.820751	19.077680	-8.37%	0
2014	19.847635	20.820751	4.90%	0
2013	15.706407	19.847635	26.37%	0
2012	14.222961	15.706407	10.43%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.568107	8.334145	-2.73%	0
2014	8.808625	8.568107	-2.73%	0
2013	9.055904	8.808625	-2.73%	0
2012	9.310830	9.055904	-2.74%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	12.857296	12.546062	-2.42%	0
2014	12.608341	12.857296	1.97%	0
2013	10.198002	12.608341	23.64%	0
2012	9.348013	10.198002	9.09%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.624464	11.355707	-2.31%	0
2014	11.561160	11.624464	0.55%	0
2013	10.360291	11.561160	11.59%	0
2012	9.961636	10.360291	4.00%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.749545	10.409300	-3.17%	0
2014	10.653986	10.749545	0.90%	0
2013*	10.000000	10.653986	6.54%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	12.128692	11.832693	-2.44%	0
2014	11.964767	12.128692	1.37%	0
2013	10.181743	11.964767	17.51%	0
2012	9.559239	10.181743	6.51%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.847527	10.474601	-3.44%	0
2014	10.734978	10.847527	1.05%	0
2013*	10.000000	10.734978	7.35%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	12.760353	12.416829	-2.69%	0
2014	12.542546	12.760353	1.74%	0
2013	10.416408	12.542546	20.41%	0
2012	9.666214	10.416408	7.76%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.552996	10.209563	-3.25%	0
2014	10.529196	10.552996	0.23%	0
2013*	10.000000	10.529196	5.29%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	12.063345	11.770091	-2.43%	0
2014	11.941320	12.063345	1.02%	0
2013	10.431696	11.941320	14.47%	0
2012	9.895106	10.431696	5.42%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	18.625059	18.979402	1.90%	0
2014	14.712894	18.625059	26.59%	0
2013	14.959934	14.712894	-1.65%	0
2012	13.068478	14.959934	14.47%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	26.246886	24.789909	-5.55%	0
2014	26.225882	26.246886	0.08%	0
2013	17.243605	26.225882	52.09%	0
2012	13.871695	17.243605	24.31%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	15.539696	15.396803	-0.92%	0
2014	15.728556	15.539696	-1.20%	0
2013	11.281314	15.728556	39.42%	0
2012	11.031403	11.281314	2.27%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	16.792749	15.418677	-8.18%	0
2014	16.130962	16.792749	4.10%	0
2013	12.421880	16.130962	29.86%	0
2012	10.767575	12.421880	15.36%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	16.503808	15.421493	-6.56%	0
2014	15.296467	16.503808	7.89%	0
2013	11.621909	15.296467	31.62%	0
2012	10.053156	11.621909	15.60%	233
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	11.030015	10.619589	-3.72%	0
2014	10.803334	11.030015	2.10%	0
2013	8.729981	10.803334	23.75%	0
2012	7.745595	8.729981	12.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.608039	10.343625	-2.49%	0
2014	10.499538	10.608039	1.03%	0
2013	10.298821	10.499538	1.95%	0
2012	10.069607	10.298821	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	11.255208	10.909034	-3.08%	0
2014	11.003375	11.255208	2.29%	0
2013	9.701356	11.003375	13.42%	0
2012	9.002929	9.701356	7.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	11.174194	10.787553	-3.46%	0
2014	10.947518	11.174194	2.07%	0
2013	9.198552	10.947518	19.01%	0
2012	8.315084	9.198552	10.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	11.101911	10.793299	-2.78%	0
2014	10.899282	11.101911	1.86%	0
2013	10.142942	10.899282	7.46%	0
2012	9.654249	10.142942	5.06%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	22.259682	19.769036	-11.19%	0
2014	24.248887	22.259682	-8.20%	0
2013	19.998302	24.248887	21.25%	0
2012	17.318461	19.998302	15.47%	876
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	16.106725	15.556579	-3.42%	0
2014	15.451596	16.106725	4.24%	0
2013	12.890867	15.451596	19.86%	0
2012	11.905879	12.890867	8.27%	447
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	10.749852	10.437506	-2.91%	0
2014	10.632593	10.749852	1.10%	0
2013	11.207036	10.632593	-5.13%	0
2012	10.934448	11.207036	2.49%	922
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	19.383957	18.652591	-3.77%	0
2014	18.238894	19.383957	6.28%	0
2013	14.097908	18.238894	29.37%	0
2012	12.267816	14.097908	14.92%	290
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	15.891145	15.081915	-5.09%	0
2014	14.930472	15.891145	6.43%	0
2013	11.887561	14.930472	25.60%	0
2012	10.840285	11.887561	9.66%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	10.425935	7.865146	-24.56%	0
2014	12.030489	10.425935	-13.34%	0
2013	9.717810	12.030489	23.80%	0
2012	9.893426	9.717810	-1.78%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.608302	9.063217	-5.67%	0
2014	9.897481	9.608302	-2.92%	0
2013	10.039010	9.897481	-1.41%	0
2012	9.736804	10.039010	3.10%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	14.695126	14.722806	0.19%	0
2014	15.021855	14.695126	-2.18%	0
2013	13.002311	15.021855	15.53%	0
2012	11.367132	13.002311	14.39%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	9.669835	7.271246	-24.80%	0
2014	11.475620	9.669835	-15.74%	0
2013	10.985753	11.475620	4.46%	0
2012	11.128522	10.985753	-1.28%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.738275	17.382115	3.85%	0
2014	15.449000	16.738275	8.35%	0
2013	11.683351	15.449000	32.23%	0
2012	10.694953	11.683351	9.24%	320
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	16.808406	15.227745	-9.40%	0
2014	17.021883	16.808406	-1.25%	0
2013	15.897190	17.021883	7.07%	0
2012	13.829016	15.897190	14.96%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	14.412888	13.835027	-4.01%	0
2014	14.662445	14.412888	-1.70%	0
2013	12.113441	14.662445	21.04%	0
2012	11.031663	12.113441	9.81%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.448352	9.235275	-2.26%	0
2014	9.656472	9.448352	-2.16%	0
2013	10.019291	9.656472	-3.62%	0
2012	10.003350	10.019291	0.16%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	17.902348	15.757976	-11.98%	0
2014	18.802597	17.902348	-4.79%	0
2013	12.336609	18.802597	52.41%	0
2012	11.384121	12.336609	8.37%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	20.113591	18.363358	-8.70%	0
2014	19.242794	20.113591	4.53%	0
2013	15.282723	19.242794	25.91%	0
2012	13.889409	15.282723	10.03%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	8.234957	7.981266	-3.08%	0
2014	8.496707	8.234957	-3.08%	0
2013	8.766774	8.496707	-3.08%	0
2012	9.046200	8.766774	-3.09%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	12.544216	12.196493	-2.77%	0
2014	12.345760	12.544216	1.61%	0
2013	10.021661	12.345760	23.19%	0
2012	9.219638	10.021661	8.70%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	11.341469	11.039373	-2.66%	0
2014	11.320452	11.341469	0.19%	0
2013	10.181220	11.320452	11.19%	0
2012	9.824907	10.181220	3.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.695953	10.320127	-3.51%	0
2014	10.639172	10.695953	0.53%	0
2013*	10.000000	10.639172	6.39%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	11.833419	11.503071	-2.79%	0
2014	11.715659	11.833419	1.01%	0
2013	10.005751	11.715659	17.09%	0
2012	9.428028	10.005751	6.13%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.793446	10.384848	-3.79%	0
2014	10.720058	10.793446	0.68%	0
2013*	10.000000	10.720058	7.20%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	12.449681	12.070911	-3.04%	0
2014	12.281392	12.449681	1.37%	0
2013	10.236343	12.281392	19.98%	0
2012	9.533519	10.236343	7.37%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.500366	10.122071	-3.60%	0
2014	10.514547	10.500366	-0.13%	0
2013*	10.000000	10.514547	5.15%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	11.769654	11.442211	-2.78%	0
2014	11.692676	11.769654	0.66%	0
2013	10.251367	11.692676	14.06%	0
2012	9.759264	10.251367	5.04%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	17.938652	18.214159	1.54%	0
2014	14.221788	17.938652	26.13%	0
2013	14.512832	14.221788	-2.01%	0
2012	12.723786	14.512832	14.06%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	25.241521	23.754524	-5.89%	0
2014	25.312440	25.241521	-0.28%	0
2013	16.703049	25.312440	51.54%	0
2012	13.485473	16.703049	23.86%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	14.944278	14.753557	-1.28%	0
2014	15.180571	14.944278	-1.56%	0
2013	10.927550	15.180571	38.92%	0
2012	10.724186	10.927550	1.90%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	16.149346	14.774524	-8.51%	0
2014	15.568945	16.149346	3.73%	0
2013	12.032354	15.568945	29.39%	0
2012	10.467681	12.032354	14.95%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	15.871587	14.777327	-6.89%	0
2014	14.763638	15.871587	7.50%	0
2013	11.257550	14.763638	31.14%	0
2012	9.773229	11.257550	15.19%	144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.729167	10.292753	-4.07%	0
2014	10.546639	10.729167	1.73%	0
2013	8.553306	10.546639	23.30%	0
2012	7.616302	8.553306	12.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	13.998558	13.541014	-3.27%	0
2014	13.813043	13.998558	1.34%	0
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	15.991072	15.412890	-3.62%	0
2014	15.685157	15.991072	1.95%	0
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.318779	10.025356	-2.84%	0
2014	10.250119	10.318779	0.67%	0
2013	10.090482	10.250119	1.58%	0
2012	9.901631	10.090482	1.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.454426	9.801938	-6.24%	0
2014	10.530294	10.454426	-0.72%	0
2013*	10.000000	10.530294	5.30%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.466883	9.741209	-6.93%	0
2014	10.617696	10.466883	-1.42%	0
2013*	10.000000	10.617696	6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.948246	10.573317	-3.42%	0
2014	10.741939	10.948246	1.92%	0
2013	9.505049	10.741939	13.01%	0
2012	8.852697	9.505049	7.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.869439	10.455585	-3.81%	0
2014	10.687403	10.869439	1.70%	0
2013	9.012416	10.687403	18.59%	0
2012	8.176313	9.012416	10.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.799173	10.461185	-3.13%	0
2014	10.640362	10.799173	1.49%	0
2013	9.937757	10.640362	7.07%	0
2012	9.493199	9.937757	4.68%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	18.964217	16.737931	-11.74%	0
2014	20.787744	18.964217	-8.77%	0
2013	17.250613	20.787744	20.50%	0
2012	15.032248	17.250613	14.76%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2015	14.756220	14.163922	-4.01%	0
2014	14.244227	14.756220	3.59%	0
2013	11.957597	14.244227	19.12%	0
2012	11.112892	11.957597	7.60%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2015	10.170437	9.813773	-3.51%	0
2014	10.122166	10.170437	0.48%	0
2013	10.735511	10.122166	-5.71%	0
2012	10.539827	10.735511	1.86%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2015	17.109206	16.361689	-4.37%	0
2014	16.198835	17.109206	5.62%	0
2013	12.599002	16.198835	28.57%	0
2012	11.031932	12.599002	14.20%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2015	14.141655	13.338391	-5.68%	0
2014	13.369533	14.141655	5.78%	0
2013	10.711041	13.369533	24.82%	0
2012	9.828411	10.711041	8.98%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2015	9.879045	7.406333	-25.03%	0
2014	11.470585	9.879045	-13.87%	0
2013	9.323235	11.470585	23.03%	0
2012	9.551019	9.323235	-2.38%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2015	9.392008	8.804321	-6.26%	0
2014	9.734975	9.392008	-3.52%	0
2013	9.935689	9.734975	-2.02%	0
2012	9.696785	9.935689	2.46%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2015	13.144295	13.087497	-0.43%	0
2014	13.520305	13.144295	-2.78%	0
2013	11.775501	13.520305	14.82%	0
2012	10.358881	11.775501	13.68%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2015	9.110614	6.808220	-25.27%	0
2014	10.879451	9.110614	-16.26%	0
2013	10.479966	10.879451	3.81%	0
2012	10.682506	10.479966	-1.90%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2015	16.404088	16.929575	3.20%	0
2014	15.234883	16.404088	7.67%	0
2013	11.593156	15.234883	31.41%	0
2012	10.678664	11.593156	8.56%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	14.817442	13.340862	-9.97%	0
2014	15.099113	14.817442	-1.87%	0
2013	14.189287	15.099113	6.41%	0
2012	12.420372	14.189287	14.24%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2015	11.950375	11.400178	-4.60%	0
2014	12.233056	11.950375	-2.31%	0
2013	10.169301	12.233056	20.29%	0
2012	9.318976	10.169301	9.12%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2015	9.235645	8.971467	-2.86%	0
2014	9.497887	9.235645	-2.76%	0
2013	9.916173	9.497887	-4.22%	0
2012	9.962244	9.916173	-0.46%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2015	16.916013	14.797531	-12.52%	0
2014	17.877426	16.916013	-5.38%	0
2013	11.802571	17.877426	51.47%	0
2012	10.959351	11.802571	7.69%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	18.951205	17.194915	-9.27%	0
2014	18.243710	18.951205	3.88%	0
2013	14.579449	18.243710	25.13%	0
2012	13.333013	14.579449	9.35%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2015	7.945331	7.652876	-3.68%	0
2014	8.248947	7.945331	-3.68%	0
2013	8.564174	8.248947	-3.68%	0
2012	8.892361	8.564174	-3.69%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2015	12.022743	11.617079	-3.37%	0
2014	11.906267	12.022743	0.98%	0
2013	9.725084	11.906267	22.43%	0
2012	9.002657	9.725084	8.02%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2015	10.870029	10.514959	-3.27%	0
2014	10.917499	10.870029	-0.43%	0
2013	9.879973	10.917499	10.50%	0
2012	9.593746	9.879973	2.98%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2015	10.604256	10.168278	-4.11%	0
2014	10.613688	10.604256	-0.09%	0
2013*	10.000000	10.613688	6.14%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2015	11.341473	10.956582	-3.39%	0
2014	11.298579	11.341473	0.38%	0
2013	9.709639	11.298579	16.36%	0
2012	9.206145	9.709639	5.47%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2015	10.700911	10.232063	-4.38%	0
2014	10.694383	10.700911	0.06%	0
2013*	10.000000	10.694383	6.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2015	11.932108	11.497428	-3.64%	0
2014	11.844161	11.932108	0.74%	0
2013	9.933399	11.844161	19.24%	0
2012	9.309142	9.933399	6.71%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2015	10.410356	9.973164	-4.20%	0
2014	10.489370	10.410356	-0.75%	0
2013*	10.000000	10.489370	4.89%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2015	11.280391	10.898638	-3.38%	0
2014	11.276451	11.280391	0.03%	0
2013	9.948022	11.276451	13.35%	0
2012	9.529631	9.948022	4.39%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2015	14.659652	14.792662	0.91%	0
2014	11.694528	14.659652	25.35%	0
2013	12.008229	11.694528	-2.61%	0
2012	10.593671	12.008229	13.35%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2015	22.889341	21.407462	-6.47%	0
2014	23.096713	22.889341	-0.90%	0
2013	15.335772	23.096713	50.61%	0
2012	12.458877	15.335772	23.09%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2015	13.385070	13.132413	-1.89%	0
2014	13.681471	13.385070	-2.17%	0
2013	9.909741	13.681471	38.06%	0
2012	9.786069	9.909741	1.26%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2015	14.648978	13.318855	-9.08%	0
2014	14.210507	14.648978	3.09%	0
2013	11.050866	14.210507	28.59%	0
2012	9.673843	11.050866	14.23%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2015	13.943286	12.901544	-7.47%	0
2014	13.050776	13.943286	6.84%	0
2013	10.013403	13.050776	30.33%	0
2012	8.747402	10.013403	14.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.229962	9.753063	-4.66%	0
2014	10.118587	10.229962	1.10%	0
2013	8.257251	10.118587	22.54%	0
2012	7.398597	8.257251	11.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	13.514402	12.991733	-3.87%	0
2014	13.418374	13.514402	0.72%	0
2013	12.284717	13.418374	9.23%	0
2012	11.663142	12.284717	5.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	15.438053	14.787702	-4.21%	0
2014	15.237068	15.438053	1.32%	0
2013	13.241008	15.237068	15.07%	0
2012	12.250281	13.241008	8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	9.838802	9.499832	-3.45%	0
2014	9.834239	9.838802	0.05%	0
2013	9.741397	9.834239	0.95%	0
2012	9.618795	9.741397	1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.346648	9.640805	-6.82%	0
2014	10.486676	10.346648	-1.34%	0
2013*	10.000000	10.486676	4.87%	0

Maximum Additional Contract Options Elected Total - 3.70%
Variable account charges of the daily net assets of the variable account - 3.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.358979	9.581074	-7.51%	0
2014	10.573718	10.358979	-2.03%	0
2013*	10.000000	10.573718	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.438995	10.019068	-4.02%	0
2014	10.306099	10.438995	1.29%	0
2013	9.176187	10.306099	12.31%	0
2012	8.599774	9.176187	6.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.363774	9.907430	-4.40%	0
2014	10.253702	10.363774	1.07%	0
2013	8.700537	10.253702	17.85%	0
2012	7.942662	8.700537	9.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.296835	9.912794	-3.73%	0
2014	10.208624	10.296835	0.86%	0
2013	9.593923	10.208624	6.41%	0
2012	9.221992	9.593923	4.03%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT 12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
288,130 shares (cost $2,920,686)	$3,633,321
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,207,911 shares (cost $17,417,889)	17,925,394
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,227,481 shares (cost $19,179,690)	20,597,129
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,012,371 shares (cost $10,630,837)	10,042,720
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,957,950 shares (cost $30,621,280)	37,092,696
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,745,706 shares (cost $38,684,955)	49,780,437
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,688,399 shares (cost $18,520,998)	18,707,465
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
3,486,819 shares (cost $36,805,847)	34,972,791
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
941,091 shares (cost $9,955,730)	9,486,194
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
838,537 shares (cost $4,587,546)	4,405,843
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
4,869,784 shares (cost $25,956,320)	25,477,735
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
22,689,317 shares (cost $123,042,528)	121,855,246
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,308,284 shares (cost $108,035,250)	93,901,727
Variable Insurance Portfolios - Balanced (WRBP)
3,975,133 shares (cost $36,607,478)	34,820,175
Variable Insurance Portfolios - Bond (WRBDP)
7,396,565 shares (cost $41,278,947)	38,454,743
Variable Insurance Portfolios - Core Equity (WRCEP)
5,213,489 shares (cost $62,275,461)	61,264,229
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
3,650,117 shares (cost $26,563,591)	28,530,773
Variable Insurance Portfolios - Energy (WRENG)
1,692,377 shares (cost $10,891,336)	8,530,087
Variable Insurance Portfolios - Global Bond (WRGBP)
1,063,110 shares (cost $5,434,802)	5,034,996
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,051,321 shares (cost $14,393,814)	11,178,208
Variable Insurance Portfolios - Growth (WRGP)
4,702,911 shares (cost $49,966,914)	53,696,423
Variable Insurance Portfolios - High Income (WRHIP)
12,859,798 shares (cost $46,702,673)	43,097,040
Variable Insurance Portfolios - International Growth (WRIP)
1,683,583 shares (cost $13,539,988)	14,609,961
Variable Insurance Portfolios - International Core Equity (WRI2P)
939,673 shares (cost $15,637,037)	14,590,213
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
940,437 shares (cost $4,617,974)	4,579,176

NATIONWIDE VARIABLE ACCOUNT 12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
393,686 shares (cost $9,366,510)	8,117,459
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2,836,421 shares (cost $23,405,645)	26,724,472
Variable Insurance Portfolios - Money Market (WRMMP)
20,249,633 shares (cost $20,249,633)	20,249,633
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
12,201,792 shares (cost $57,164,866)	61,605,629
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
15,285,955 shares (cost $81,134,407)	78,786,868
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
119,031,688 shares (cost $610,916,425)	635,176,893
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
133,742,936 shares (cost $696,436,817)	735,867,008
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
35,612,753 shares (cost $188,108,608)	188,801,010
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,492,392 shares (cost $11,187,208)	13,399,893
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,237,664 shares (cost $41,931,966)	51,366,926
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,738,079 shares (cost $17,895,267)	18,431,980
Variable Insurance Portfolios - Small Cap Value (WRSCV)
495,084 shares (cost $7,925,474)	7,750,686
Variable Insurance Portfolios - Value (WRVP)
3,533,285 shares (cost $21,397,397)	21,737,478

Total Investments	$2,634,280,657
Accounts Receivable - Variable Insurance Portfolios - International Core Equity (WRI2P)	3,696
Accounts Payable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	(4,711)
Other Accounts Payable	(17,736)

$2,634,261,906

Contract Owners’ Equity:
Accumulation units	2,628,832,728
Contracts in payout (annuitization) period (note 1f)	5,429,178

Total Contract Owners’ Equity (note 5)	$2,634,261,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$44,194,511	53,364	304,619	330,148	176,531	626,055	767,241	320,927
Mortality and expense risk charges (note 2)	(38,006,687)	(63,991)	(243,838)	(287,842)	(126,992)	(559,219)	(728,032)	(273,666)

Net investment income (loss)	6,187,824	(10,627)	60,781	42,306	49,539	66,836	39,209	47,261

Realized gain (loss) on investments	35,029,137	8,315	301,629	513,975	41,686	608,994	739,874	597,943
Change in unrealized gain (loss) on investments	(311,875,554)	(102,647)	(1,023,027)	(1,712,720)	(507,550)	(2,946,865)	(2,790,193)	(1,911,192)

Net gain (loss) on investments	(276,846,417)	(94,332)	(721,398)	(1,198,745)	(465,864)	(2,337,871)	(2,050,319)	(1,313,249)

Reinvested capital gains	214,633,193	-	368,691	775,691	318,780	1,631,781	990,534	986,280

Net increase (decrease) in contract owners’ equity resulting from operations	$(56,025,400)	(104,959)	(291,926)	(380,748)	(97,545)	(639,254)	(1,020,576)	(279,708)

Investment Activity:	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$545,915	142,221	-	-	-	412,378	331,662	1,231,453
Mortality and expense risk charges (note 2)	(385,933)	(104,772)	(60,271)	(270,312)	(1,307,615)	(1,721,936)	(548,039)	(626,128)

Net investment income (loss)	159,982	37,449	(60,271)	(270,312)	(1,307,615)	(1,309,558)	(216,377)	605,325

Realized gain (loss) on investments	30,305	17,936	8,549	95,625	56,661	(6,253,716)	(144,180)	(230,963)
Change in unrealized gain (loss) on investments	(1,935,368)	(465,065)	(125,081)	(380,628)	(1,226,050)	(22,999,953)	(5,190,339)	(883,770)

Net gain (loss) on investments	(1,905,063)	(447,129)	(116,532)	(285,003)	(1,169,389)	(29,253,669)	(5,334,519)	(1,114,733)

Reinvested capital gains	-	-	-	48,782	-	19,801,641	4,876,756	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,745,081)	(409,680)	(176,803)	(506,533)	(2,477,004)	(10,761,586)	(674,140)	(509,408)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$234,784	429,846	6,312	201,341	14,143	59,847	2,972,884	63,355
Mortality and expense risk charges (note 2)	(998,080)	(502,747)	(160,880)	(79,114)	(211,520)	(843,018)	(731,228)	(222,266)

Net investment income (loss)	(763,296)	(72,901)	(154,568)	122,227	(197,377)	(783,171)	2,241,656	(158,911)

Realized gain (loss) on investments	(739,026)	367,804	554,686	(45,645)	15,126	997,817	1,281,452	(65,619)
Change in unrealized gain (loss) on investments	(10,896,324)	(5,169,033)	(3,109,460)	(300,653)	(3,308,455)	(3,887,373)	(7,759,648)	(182,984)

Net gain (loss) on investments	(11,635,350)	(4,801,229)	(2,554,774)	(346,298)	(3,293,329)	(2,889,556)	(6,478,196)	(248,603)

Reinvested capital gains	10,986,613	3,679,237	57,160	-	-	6,617,480	504,758	734,294

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,412,033)	(1,194,893)	(2,652,182)	(224,071)	(3,490,706)	2,944,753	(3,731,782)	326,780

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$202,585	75,047	-	-	4,376	1,732,212	920,553	11,052,101
Mortality and expense risk charges (note 2)	(232,125)	(70,582)	(141,302)	(470,069)	(299,342)	(901,016)	(1,117,990)	(8,927,904)

Net investment income (loss)	(29,540)	4,465	(141,302)	(470,069)	(294,966)	831,196	(197,437)	2,124,197

Realized gain (loss) on investments	738,557	(43,025)	700,584	1,528,644	-	523,553	582,852	11,334,825
Change in unrealized gain (loss) on investments	(3,095,893)	7,018	(2,949,874)	(5,717,313)	-	(8,369,591)	(6,252,095)	(72,426,767)

Net gain (loss) on investments	(2,357,336)	(36,007)	(2,249,290)	(4,188,669)	-	(7,846,038)	(5,669,243)	(61,091,942)

Reinvested capital gains	2,001,329	-	1,442,679	2,489,718	-	6,370,776	5,134,959	52,583,221

Net increase (decrease) in contract owners’ equity resulting from operations	$(385,547)	(31,542)	(947,913)	(2,169,020)	(294,966)	(644,066)	(731,721)	(6,384,524)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$17,683,769	2,950,254	140,790	-	-	7,991	199,807
Mortality and expense risk charges (note 2)	(10,212,100)	(2,740,595)	(206,924)	(804,488)	(300,872)	(134,932)	(389,007)

Net investment income (loss)	7,471,669	209,659	(66,134)	(804,488)	(300,872)	(126,941)	(189,200)

Realized gain (loss) on investments	13,010,388	3,608,272	1,713,107	1,730,847	279,275	689,240	(127,210)
Change in unrealized gain (loss) on investments	(94,872,772)	(21,150,799)	(2,581,952)	(6,445,381)	(2,907,005)	(1,903,230)	(4,395,522)

Net gain (loss) on investments	(81,862,384)	(17,542,527)	(868,845)	(4,714,534)	(2,627,730)	(1,213,990)	(4,522,732)

Reinvested capital gains	65,178,734	15,432,623	1,344,337	3,194,583	3,017,172	730,453	3,334,131

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,211,981)	(1,900,245)	409,358	(2,324,439)	88,570	(610,478)	(1,377,801)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,187,824	(8,383,351)	(10,627)	(11,350)	60,781	46,913	42,306	89,472
Realized gain (loss) on investments	35,029,137	40,475,254	8,315	17,304	301,629	264,911	513,975	370,918
Change in unrealized gain (loss) on investments	(311,875,554)	(153,462,507)	(102,647)	125,999	(1,023,027)	85,148	(1,712,720)	21,017
Reinvested capital gains	214,633,193	190,857,077	-	-	368,691	56,875	775,691	275,733

Net increase (decrease) in contract owners’ equity resulting from operations	(56,025,400)	69,486,473	(104,959)	131,953	(291,926)	453,847	(380,748)	757,140

Equity transactions:
Purchase payments received from contract owners (note 3)	172,075,192	170,979,945	406,094	100,001	3,275,352	2,399,560	299,138	248,084
Transfers between funds	-	-	(937)	227,233	(270,877)	311,573	1,489,354	1,007,606
Redemptions (note 3)	(195,809,381)	(164,687,078)	(137,091)	(1,083,080)	(928,053)	(774,747)	(1,366,784)	(262,141)
Annuity benefits	(321,250)	(366,546)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19,654,401)	(17,410,432)	(343)	(341)	(159,141)	(123,630)	(232,478)	(203,799)
Contingent deferred sales charges (note 2)	(1,195,372)	(1,143,006)	(1,020)	(33,919)	(4,353)	(15,203)	(25,447)	(9,527)
Adjustments to maintain reserves	(9,443)	(60,663)	(6)	(32)	(50)	(17)	(44)	(26)

Net equity transactions	(44,914,655)	(12,687,780)	266,697	(790,138)	1,912,878	1,797,536	163,739	780,197

Net change in contract owners’ equity	(100,940,055)	56,798,693	161,738	(658,185)	1,620,952	2,251,383	(217,009)	1,537,337
Contract owners’ equity beginning of period	2,735,201,961	2,678,403,268	3,471,588	4,129,773	16,304,434	14,053,051	20,814,096	19,276,759

Contract owners’ equity end of period	$2,634,261,906	2,735,201,961	3,633,326	3,471,588	17,925,386	16,304,434	20,597,087	20,814,096

CHANGES IN UNITS:
Beginning units	187,732,605	185,691,522	292,218	359,927	1,058,388	939,574	1,173,728	1,128,716
Units purchased	25,250,942	24,907,334	37,125	26,791	274,904	229,781	151,772	122,330
Units redeemed	(25,670,386)	(22,866,251)	(15,100)	(94,500)	(152,643)	(110,967)	(141,709)	(77,318)

Ending units	187,313,161	187,732,605	314,243	292,218	1,180,649	1,058,388	1,183,791	1,173,728

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$49,539	51,121	66,836	109,683	39,209	155,867	47,261	88,147
Realized gain (loss) on investments	41,686	67,556	608,994	551,284	739,874	567,582	597,943	531,112
Change in unrealized gain (loss) on investments	(507,550)	(193,807)	(2,946,865)	904,255	(2,790,193)	1,277,294	(1,911,192)	(388,504)
Reinvested capital gains	318,780	302,975	1,631,781	-	990,534	-	986,280	365,936

Net increase (decrease) in contract owners’ equity resulting from operations	(97,545)	227,845	(639,254)	1,565,222	(1,020,576)	2,000,743	(279,708)	596,691

Equity transactions:
Purchase payments received from contract owners (note 3)	585,550	1,672,844	326,391	222,003	1,272,976	372,540	885,084	2,031,231
Transfers between funds	813,036	(519,767)	536,550	(1,173,039)	(2,182,733)	(1,985,181)	113,960	880,446
Redemptions (note 3)	(680,256)	(617,219)	(4,078,064)	(1,938,807)	(3,799,655)	(2,852,808)	(1,545,412)	(1,225,071)
Annuity benefits	-	-	-	(5,689)	-	(5,695)	-	-
Contract maintenance charges (note 2)	(94,212)	(75,662)	(301,694)	(293,898)	(381,909)	(377,431)	(155,579)	(123,824)
Contingent deferred sales charges (note 2)	(16,831)	(10,674)	(25,157)	(27,045)	(23,986)	(17,777)	(22,790)	(15,833)
Adjustments to maintain reserves	(8)	(23)	(40)	(2)	6	(76)	(64)	(7)

Net equity transactions	607,279	449,499	(3,542,014)	(3,216,477)	(5,115,301)	(4,866,428)	(724,801)	1,546,942

Net change in contract owners’ equity	509,734	677,344	(4,181,268)	(1,651,255)	(6,135,877)	(2,865,685)	(1,004,509)	2,143,633
Contract owners’ equity beginning of period	9,532,993	8,855,649	41,273,932	42,925,187	55,916,314	58,781,999	19,711,967	17,568,334

Contract owners’ equity end of period	$10,042,727	9,532,993	37,092,664	41,273,932	49,780,437	55,916,314	18,707,458	19,711,967

CHANGES IN UNITS:
Beginning units	803,886	765,318	3,293,406	3,562,899	4,486,805	4,893,842	1,597,884	1,468,914
Units purchased	186,385	196,037	335,211	337,964	154,743	190,338	168,318	331,041
Units redeemed	(133,444)	(157,469)	(615,958)	(607,457)	(568,864)	(597,375)	(229,749)	(202,071)

Ending units	856,827	803,886	3,012,659	3,293,406	4,072,684	4,486,805	1,536,453	1,597,884

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		WRPMAV		WRPMCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$159,982	75,721	37,449	29,356	(60,271)	5,360	(270,312)	(41,416)
Realized gain (loss) on investments	30,305	14,939	17,936	4,493	8,549	3,247	95,625	7,926
Change in unrealized gain (loss) on investments	(1,935,368)	(126,040)	(465,065)	(36,519)	(125,081)	(76,066)	(380,628)	(231,430)
Reinvested capital gains	-	52,515	-	11,081	-	98,271	48,782	460,879

Net increase (decrease) in contract owners’ equity resulting from operations	(1,745,081)	17,135	(409,680)	8,411	(176,803)	30,812	(506,533)	195,959

Equity transactions:
Purchase payments received from contract owners (note 3)	14,354,593	15,964,202	4,621,798	4,336,217	2,762,931	1,535,872	10,761,204	11,347,102
Transfers between funds	508,978	653,403	(127,895)	2,545	(468,926)	127,814	404,728	362,386
Redemptions (note 3)	(153,776)	(44,171)	(35,774)	(9,167)	(16,356)	-	(1,047,400)	(25,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298,700)	(80,133)	(82,667)	(14,175)	(736)	(50)	(209,911)	(49,534)
Contingent deferred sales charges (note 2)	(68)	-	-	-	-	-	(13,830)	-
Adjustments to maintain reserves	(21)	5	(4)	(16)	(26)	(4)	(40)	(30)

Net equity transactions	14,411,006	16,493,306	4,375,458	4,315,404	2,276,887	1,663,632	9,894,751	11,634,019

Net change in contract owners’ equity	12,665,925	16,510,441	3,965,778	4,323,815	2,100,084	1,694,444	9,388,218	11,829,978
Contract owners’ equity beginning of period	22,306,867	5,796,426	5,520,393	1,196,578	2,305,722	611,278	16,089,464	4,259,486

Contract owners’ equity end of period	$34,972,792	22,306,867	9,486,171	5,520,393	4,405,806	2,305,722	25,477,682	16,089,464

CHANGES IN UNITS:
Beginning units	2,068,500	539,397	513,067	112,297	209,113	56,681	1,494,241	402,305
Units purchased	1,422,361	1,571,851	441,509	406,195	249,263	152,711	1,051,381	1,099,109
Units redeemed	(68,180)	(42,748)	(31,139)	(5,425)	(50,502)	(279)	(134,470)	(7,173)

Ending units	3,422,681	2,068,500	923,437	513,067	407,874	209,113	2,411,152	1,494,241

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMMV		WRASP		WRBP		WRBDP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,307,615)	(151,376)	(1,309,558)	(1,507,601)	(216,377)	(222,000)	605,325	1,043,128
Realized gain (loss) on investments	56,661	37,766	(6,253,716)	4,400,881	(144,180)	668,967	(230,963)	103,429
Change in unrealized gain (loss) on investments	(1,226,050)	(423,166)	(22,999,953)	(31,396,603)	(5,190,339)	(1,434,398)	(883,770)	(1,239,698)
Reinvested capital gains	-	1,683,199	19,801,641	18,679,170	4,876,756	3,148,234	-	1,362,710

Net increase (decrease) in contract owners’ equity resulting from operations	(2,477,004)	1,146,423	(10,761,586)	(9,824,153)	(674,140)	2,160,803	(509,408)	1,269,569

Equity transactions:
Purchase payments received from contract owners (note 3)	54,411,143	52,940,100	3,898,546	5,082,425	2,854,114	1,777,489	1,519,021	1,516,388
Transfers between funds	932,877	1,177,783	(7,812,201)	(8,447,833)	732,169	1,148,361	(811,277)	170,286
Redemptions (note 3)	(543,888)	(139,284)	(16,002,958)	(17,362,928)	(5,546,458)	(4,418,265)	(5,971,465)	(5,344,642)
Annuity benefits	-	-	(48,435)	(60,002)	(9,911)	(13,331)	(26,077)	(29,669)
Contract maintenance charges (note 2)	(935,680)	(205,490)	(14,249)	(17,326)	(3,760)	(3,687)	(4,071)	(4,718)
Contingent deferred sales charges (note 2)	(14,571)	(5,441)	(34,260)	(59,652)	(11,288)	(11,831)	(11,642)	(19,291)
Adjustments to maintain reserves	25	(39)	(3,394)	(25,352)	(162)	(22)	(3,529)	(41)

Net equity transactions	53,849,906	53,767,629	(20,016,951)	(20,890,668)	(1,985,296)	(1,521,286)	(5,309,040)	(3,711,687)

Net change in contract owners’ equity	51,372,902	54,914,052	(30,778,537)	(30,714,821)	(2,659,436)	639,517	(5,818,448)	(2,442,118)
Contract owners’ equity beginning of period	70,482,364	15,568,312	124,676,930	155,391,751	37,479,446	36,839,929	44,269,679	46,711,797

Contract owners’ equity end of period	$121,855,266	70,482,364	93,898,393	124,676,930	34,820,010	37,479,446	38,451,231	44,269,679

CHANGES IN UNITS:
Beginning units	6,428,156	1,453,290	4,606,057	5,377,334	1,899,205	1,983,954	3,397,417	3,687,661
Units purchased	5,119,177	5,042,452	407,772	514,545	386,012	370,286	394,920	474,296
Units redeemed	(234,257)	(67,586)	(1,182,916)	(1,285,822)	(489,705)	(455,035)	(808,609)	(764,540)

Ending units	11,313,076	6,428,156	3,830,913	4,606,057	1,795,512	1,899,205	2,983,728	3,397,417

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRCEP		WRDIV		WRENG		WRGBP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(763,296)	(722,346)	(72,901)	(148,538)	(154,568)	(174,499)	122,227	49,051
Realized gain (loss) on investments	(739,026)	896,930	367,804	1,219,275	554,686	467,919	(45,645)	11,603
Change in unrealized gain (loss) on investments	(10,896,324)	(4,351,346)	(5,169,033)	(1,082,782)	(3,109,460)	(2,182,878)	(300,653)	(153,908)
Reinvested capital gains	10,986,613	9,417,980	3,679,237	2,883,865	57,160	358,517	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,412,033)	5,241,218	(1,194,893)	2,871,820	(2,652,182)	(1,530,941)	(224,071)	(93,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,868,389	5,040,213	900,226	1,098,636	1,143,793	1,495,362	465,768	467,258
Transfers between funds	(224,899)	(1,558,821)	(2,326,480)	(1,270,044)	634,975	835,268	(237,003)	1,166,474
Redemptions (note 3)	(9,918,974)	(7,928,073)	(5,123,488)	(4,433,548)	(947,431)	(827,376)	(461,332)	(357,873)
Annuity benefits	(23,839)	(24,665)	(15,051)	(12,866)	(1,583)	(2,235)	-	-
Contract maintenance charges (note 2)	(5,172)	(5,687)	(4,117)	(4,205)	(813)	(970)	(164)	(159)
Contingent deferred sales charges (note 2)	(21,875)	(25,323)	(9,055)	(15,164)	(6,437)	(5,507)	(2,957)	(2,910)
Adjustments to maintain reserves	(3,451)	186	(2,495)	(10,859)	(27)	(25)	(32)	(45)

Net equity transactions	(5,329,821)	(4,502,170)	(6,580,460)	(4,648,050)	822,477	1,494,517	(235,720)	1,272,745

Net change in contract owners’ equity	(6,741,854)	739,048	(7,775,353)	(1,776,230)	(1,829,705)	(36,424)	(459,791)	1,179,491
Contract owners’ equity beginning of period	68,002,623	67,263,575	36,303,656	38,079,886	10,359,799	10,396,223	5,494,783	4,315,292

Contract owners’ equity end of period	$61,260,769	68,002,623	28,528,303	36,303,656	8,530,094	10,359,799	5,034,992	5,494,783

CHANGES IN UNITS:
Beginning units	2,872,725	3,081,130	1,905,608	2,168,321	861,021	758,186	537,675	416,943
Units purchased	433,299	490,807	147,019	194,950	284,646	258,414	97,358	204,663
Units redeemed	(668,121)	(699,212)	(506,573)	(457,663)	(218,863)	(155,579)	(121,432)	(83,931)

Ending units	2,637,903	2,872,725	1,546,054	1,905,608	926,804	861,021	513,601	537,675

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGNR		WRGP		WRHIP		WRIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(197,377)	(284,650)	(783,171)	(645,888)	2,241,656	1,732,315	(158,911)	111,578
Realized gain (loss) on investments	15,126	(2,009,302)	997,817	2,332,295	1,281,452	1,802,386	(65,619)	(390,409)
Change in unrealized gain (loss) on investments	(3,308,455)	(257,115)	(3,887,373)	(6,472,897)	(7,759,648)	(3,780,248)	(182,984)	(1,258,090)
Reinvested capital gains	-	-	6,617,480	10,092,739	504,758	380,969	734,294	1,457,477

Net increase (decrease) in contract owners’ equity resulting from operations	(3,490,706)	(2,551,067)	2,944,753	5,306,249	(3,731,782)	135,422	326,780	(79,444)

Equity transactions:
Purchase payments received from contract owners (note 3)	404,104	591,336	3,893,282	2,800,496	3,290,930	4,768,256	1,211,173	869,293
Transfers between funds	127,933	(72,896)	1,175,592	(2,294,501)	(942,409)	424,838	78,603	(491,500)
Redemptions (note 3)	(1,478,337)	(1,801,941)	(9,543,778)	(7,878,030)	(5,938,255)	(4,232,559)	(2,811,605)	(1,502,728)
Annuity benefits	(3,162)	(4,263)	(36,219)	(33,179)	(28,368)	(34,660)	(8,435)	(8,253)
Contract maintenance charges (note 2)	(1,813)	(2,518)	(5,826)	(6,167)	(4,035)	(4,153)	(1,616)	(1,891)
Contingent deferred sales charges (note 2)	(3,213)	(12,221)	(20,847)	(15,026)	(18,703)	(16,396)	(4,956)	(5,765)
Adjustments to maintain reserves	4,720	(212)	1,482	(91)	(975)	(75)	(345)	33

Net equity transactions	(949,768)	(1,302,715)	(4,536,314)	(7,426,498)	(3,641,815)	905,251	(1,537,181)	(1,140,811)

Net change in contract owners’ equity	(4,440,474)	(3,853,782)	(1,591,561)	(2,120,249)	(7,373,597)	1,040,673	(1,210,401)	(1,220,255)
Contract owners’ equity beginning of period	15,623,393	19,477,175	55,289,424	57,409,673	50,469,690	49,429,017	15,820,014	17,040,269

Contract owners’ equity end of period	$11,182,919	15,623,393	53,697,863	55,289,424	43,096,093	50,469,690	14,609,613	15,820,014

CHANGES IN UNITS:
Beginning units	1,370,403	1,464,541	2,679,747	3,084,493	2,433,200	2,383,790	863,081	923,990
Units purchased	215,963	157,235	548,861	407,968	312,324	483,418	137,568	85,721
Units redeemed	(302,591)	(251,373)	(773,752)	(812,714)	(485,180)	(434,008)	(213,595)	(146,630)

Ending units	1,283,775	1,370,403	2,454,856	2,679,747	2,260,344	2,433,200	787,054	863,081

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRI2P		WRLTBP		WRMIC		WRMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(29,540)	165,487	4,465	(41,727)	(141,302)	(146,604)	(470,069)	(512,812)
Realized gain (loss) on investments	738,557	(237,018)	(43,025)	(32,964)	700,584	530,982	1,528,644	1,774,055
Change in unrealized gain (loss) on investments	(3,095,893)	(1,189,175)	7,018	42,891	(2,949,874)	(2,012,961)	(5,717,313)	(1,388,991)
Reinvested capital gains	2,001,329	1,257,941	-	5,771	1,442,679	1,276,715	2,489,718	2,014,109

Net increase (decrease) in contract owners’ equity resulting from operations	(385,547)	(2,765)	(31,542)	(26,029)	(947,913)	(351,868)	(2,169,020)	1,886,361

Equity transactions:
Purchase payments received from contract owners (note 3)	1,280,920	759,226	696,184	402,596	770,298	958,645	1,868,916	1,787,696
Transfers between funds	(363,853)	623,162	559,153	617,278	(502,981)	(70,016)	450,620	(1,027,027)
Redemptions (note 3)	(1,628,594)	(1,595,276)	(1,431,149)	(308,003)	(1,190,198)	(663,056)	(4,600,583)	(4,563,224)
Annuity benefits	(3,251)	(4,075)	(741)	(1,077)	(1,689)	(1,898)	(6,604)	(5,369)
Contract maintenance charges (note 2)	(1,408)	(1,107)	(130)	(201)	(796)	(856)	(2,292)	(2,475)
Contingent deferred sales charges (note 2)	(3,949)	(8,433)	(511)	(1,208)	(4,875)	(2,214)	(11,956)	(15,622)
Adjustments to maintain reserves	(3,761)	(8,950)	(69)	(15)	(1,029)	(159)	(2,775)	(201)

Net equity transactions	(723,896)	(235,453)	(177,263)	709,370	(931,270)	220,446	(2,304,674)	(3,826,222)

Net change in contract owners’ equity	(1,109,443)	(238,218)	(208,805)	683,341	(1,879,183)	(131,422)	(4,473,694)	(1,939,861)
Contract owners’ equity beginning of period	15,695,960	15,934,178	4,787,952	4,104,611	9,995,630	10,127,052	31,195,336	33,135,197

Contract owners’ equity end of period	$14,586,517	15,695,960	4,579,147	4,787,952	8,116,447	9,995,630	26,721,642	31,195,336

CHANGES IN UNITS:
Beginning units	888,370	899,787	475,512	405,057	465,081	453,346	1,330,649	1,506,303
Units purchased	182,133	127,519	246,871	158,811	61,022	89,564	206,342	208,357
Units redeemed	(223,602)	(138,936)	(264,131)	(88,356)	(102,911)	(77,829)	(310,230)	(384,011)

Ending units	846,901	888,370	458,252	475,512	423,192	465,081	1,226,761	1,330,649

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMMP		WRPAP		WRPCP		WRPMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(294,966)	(317,879)	831,196	(356,149)	(197,437)	(282,194)	2,124,197	(2,051,150)
Realized gain (loss) on investments	-	-	523,553	1,029,207	582,852	904,790	11,334,825	8,760,391
Change in unrealized gain (loss) on investments	-	-	(8,369,591)	(3,252,660)	(6,252,095)	(3,835,583)	(72,426,767)	(35,003,612)
Reinvested capital gains	-	-	6,370,776	4,784,260	5,134,959	4,807,425	52,583,221	46,488,643

Net increase (decrease) in contract owners’ equity resulting from operations	(294,966)	(317,879)	(644,066)	2,204,658	(731,721)	1,594,438	(6,384,524)	18,194,272

Equity transactions:
Purchase payments received from contract owners (note 3)	12,725,470	17,381,568	2,553,951	1,874,602	5,836,761	3,133,722	8,289,894	8,172,907
Transfers between funds	10,414,096	5,447,452	(131,868)	(3,540,866)	(481,539)	3,401,366	6,188,470	8,272,594
Redemptions (note 3)	(27,786,873)	(21,212,764)	(3,568,396)	(2,886,266)	(5,840,261)	(5,953,573)	(24,698,592)	(22,467,105)
Annuity benefits	(19,156)	(66,886)	-	-	-	-	(33,127)	-
Contract maintenance charges (note 2)	(4,584)	(5,594)	(340,679)	(353,411)	(642,489)	(601,022)	(6,161,421)	(5,804,259)
Contingent deferred sales charges (note 2)	(9,415)	(16,943)	(16,638)	(10,928)	(73,166)	(79,941)	(316,234)	(302,072)
Adjustments to maintain reserves	266,787	(268,935)	(11)	(55)	(97)	(60)	(258,166)	271,814

Net equity transactions	(4,413,675)	1,257,898	(1,503,641)	(4,916,924)	(1,200,791)	(99,508)	(16,989,176)	(11,856,121)

Net change in contract owners’ equity	(4,708,641)	940,019	(2,147,707)	(2,712,266)	(1,932,512)	1,494,930	(23,373,700)	6,338,151
Contract owners’ equity beginning of period	24,958,207	24,018,188	63,753,331	66,465,597	80,719,343	79,224,413	658,549,718	652,211,567

Contract owners’ equity end of period	$20,249,566	24,958,207	61,605,624	63,753,331	78,786,831	80,719,343	635,176,018	658,549,718

CHANGES IN UNITS:
Beginning units	2,500,744	2,358,014	4,511,626	4,859,884	6,313,031	6,330,533	49,218,518	50,130,007
Units purchased	5,369,009	5,550,533	261,057	156,782	708,155	809,149	2,227,763	1,937,191
Units redeemed	(5,821,843)	(5,407,803)	(364,491)	(505,040)	(804,993)	(826,651)	(3,470,520)	(2,848,680)

Ending units	2,047,910	2,500,744	4,408,192	4,511,626	6,216,193	6,313,031	47,975,761	49,218,518

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,471,669	(2,287,638)	209,659	(815,137)	(66,134)	(60,010)	(804,488)	(795,290)
Realized gain (loss) on investments	13,010,388	8,542,555	3,608,272	4,811,032	1,713,107	354,174	1,730,847	963,270
Change in unrealized gain (loss) on investments	(94,872,772)	(35,261,475)	(21,150,799)	(12,101,223)	(2,581,952)	2,162,171	(6,445,381)	(3,744,261)
Reinvested capital gains	65,178,734	53,336,037	15,432,623	13,053,273	1,344,337	742,477	3,194,583	4,318,147

Net increase (decrease) in contract owners’ equity resulting from operations	(9,211,981)	24,329,479	(1,900,245)	4,947,945	409,358	3,198,812	(2,324,439)	741,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,617,323	7,221,567	1,729,007	1,390,783	1,061,935	898,747	5,590,356	5,414,451
Transfers between funds	(1,599,077)	(4,885,490)	(3,409,437)	1,583,874	(572,092)	182,286	(13,121)	(1,009,005)
Redemptions (note 3)	(23,427,638)	(17,284,607)	(8,648,263)	(9,707,260)	(1,821,227)	(1,172,433)	(5,860,921)	(4,716,801)
Annuity benefits	(7,120)	(4,179)	-	-	(2,428)	(2,436)	(19,149)	(19,810)
Contract maintenance charges (note 2)	(7,826,327)	(7,326,829)	(1,763,737)	(1,702,898)	(1,341)	(1,257)	(4,826)	(5,100)
Contingent deferred sales charges (note 2)	(365,922)	(223,181)	(56,677)	(113,819)	(6,988)	(5,334)	(18,627)	(16,043)
Adjustments to maintain reserves	337	(8,150)	(138)	(32)	(2,393)	(100)	523	(18)

Net equity transactions	(24,608,424)	(22,510,869)	(12,149,245)	(8,549,352)	(1,344,534)	(100,527)	(325,765)	(352,326)

Net change in contract owners’ equity	(33,820,405)	1,818,610	(14,049,490)	(3,601,407)	(935,176)	3,098,285	(2,650,204)	389,540
Contract owners’ equity beginning of period	769,687,506	767,868,896	202,850,405	206,451,812	14,332,721	11,234,436	54,017,640	53,628,100

Contract owners’ equity end of period	$735,867,101	769,687,506	188,800,915	202,850,405	13,397,545	14,332,721	51,367,436	54,017,640

CHANGES IN UNITS:
Beginning units	54,584,907	56,229,706	15,276,494	15,930,806	668,668	671,367	1,715,048	1,717,644
Units purchased	1,698,851	917,985	537,028	755,892	130,951	127,545	304,291	268,994
Units redeemed	(3,461,645)	(2,562,784)	(1,456,458)	(1,410,204)	(192,637)	(130,244)	(308,972)	(271,590)

Ending units	52,822,113	54,584,907	14,357,064	15,276,494	606,982	668,668	1,710,367	1,715,048

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRSCP		WRSCV		WRVP
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(300,872)	(282,476)	(126,941)	(137,003)	(189,200)	(140,817)
Realized gain (loss) on investments	279,275	302,179	689,240	406,078	(127,210)	423,511
Change in unrealized gain (loss) on investments	(2,907,005)	(2,285,495)	(1,903,230)	(1,267,934)	(4,395,522)	(1,652,417)
Reinvested capital gains	3,017,172	2,270,075	730,453	1,510,663	3,334,131	3,902,416

Net increase (decrease) in contract owners’ equity resulting from operations	88,570	4,283	(610,478)	511,804	(1,377,801)	2,532,693

Equity transactions:
Purchase payments received from contract owners (note 3)	1,670,515	1,730,212	286,896	376,010	685,166	800,305
Transfers between funds	(209,654)	(331,742)	(345,980)	(484,224)	(2,125,855)	537,924
Redemptions (note 3)	(2,050,071)	(1,741,261)	(1,173,951)	(980,228)	(4,006,074)	(4,374,858)
Annuity benefits	(8,926)	(8,660)	(1,431)	(1,447)	(16,548)	(16,202)
Contract maintenance charges (note 2)	(1,778)	(1,826)	(958)	(1,117)	(2,949)	(3,032)
Contingent deferred sales charges (note 2)	(6,515)	(4,790)	(1,965)	(6,648)	(8,648)	(11,325)
Adjustments to maintain reserves	(124)	(73)	(124)	16	77	(8,975)

Net equity transactions	(606,553)	(358,140)	(1,237,513)	(1,097,638)	(5,474,831)	(3,076,163)

Net change in contract owners’ equity	(517,983)	(353,857)	(1,847,991)	(585,834)	(6,852,632)	(543,470)
Contract owners’ equity beginning of period	18,949,916	19,303,773	9,598,633	10,184,467	28,590,092	29,133,562

Contract owners’ equity end of period	$18,431,933	18,949,916	7,750,642	9,598,633	21,737,460	28,590,092

CHANGES IN UNITS:
Beginning units	1,005,488	1,017,289	487,151	545,239	1,445,787	1,623,037
Units purchased	167,016	156,254	44,432	42,035	148,130	251,820
Units redeemed	(192,326)	(168,055)	(108,366)	(100,123)	(439,909)	(429,070)

Ending units	980,178	1,005,488	423,217	487,151	1,154,008	1,445,787

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Waddell & Reed Advisors Select Income contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Waddell & Reed Select Preferred, Waddell & Reed Select Preferred 2.0 and Waddell & Reed Select Preferred NY 2.0 contracts, this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Waddell & Reed Advisors Select Income	Waddell & Reed Select Preferred
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%(1)
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%(2)
4% Extra Value Credit Option	-	0.60%(3)
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%(4)
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Nationwide Lifetime Income Rider
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00%(5)
7% (only available in NY)	-	1.00%
10%	-	1.20%
Joint Option for the Nationwide Lifetime Income Rider
Allows surviving spouse to continue to receive the lifetime benefit associated with the Nationwide Lifetime Income Rider.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.30%(6)
10% (not available in NY)	-	0.30%(7)

Maximum Variable Account Charges*	1.50%	4.20%

Nationwide Variable Account - 12 Options	Waddell & Reed Select Preferred 2.0	Waddell & Reed Select Preferred NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	0.05%	0.05%
One-Year Enhanced	0.15%	0.15%
One-Month Enhanced	0.30%
Combination Enhanced	0.65%(1)
Combination Enhanced III	0.65%(8)(9)
Spousal Protection Annuity Option	0.10%	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	0.35%(10)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Additional Optional Riders
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50%(11)(12)(13)	1.50%(11)(12)(13)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40%(11)(13)(14)	0.40%(11)(13)(14)
Maximum Nationwide Lifetime Income Capture Option	1.5%(15)	1.5%(15)
Maximum Joint Option for the Nationwide Lifetime Income Capture Option	0.4%(16)	0.4%(16)
Maximum Nationwide Lifetime Income Track Option	1.5%(17)	1.5%(17)
Maximum Joint Option for the Nationwide Lifetime Income Track Option	0.4%(18)	0.4%(18)

Maximum Variable Account Charges*	4.30%(19)	3.45%(19)

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(1)	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
(2)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
(3)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
(4)	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
(5)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
(6)	For contracts that elected the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
(7)	For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(8)	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(9)	Available beginning January 12, 2015, or the date of state approval (whichever is later).
(10)	In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(11)	For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Withdrawal” later in this prospectus.
(12)	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
(13)	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(14)	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
(15)	Currently, the charge associated with the Nationwide Lifetime Income Capture Option is equal to 1.20% of the Current Income Benefit Base.
(16)	The Joint Option for the Nationwide Lifetime Income Capture Option may only be elected if and when the Nationwide Lifetime Income Capture Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture Option is 0.30% of the Current Income Benefit Base.
(17)	Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.
(18)	The Joint Option for the Nationwide Lifetime Income Track Option may only be elected if and when the Nationwide Lifetime Income Track Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track Option is 0.15% of the Current Income Benefit Base.
(19)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$17,239,496	$9,144	$55,915	$170,952	$59,978	$263,576	$374,907	$110,700
1.30%	3,397,601	-	73,780	7,937	36,807	20,655	30,934	45,964
1.35%	1,276,984	-	13,479	8,310	4,444	44,459	77,286	19,345
1.40%	5,425,212	1,647	13,206	75,976	7,188	99,983	113,892	16,791
1.45%	793,947	-	5,602	1,194	3,240	569	-	3,919
1.50%	2,103,589	45	5,526	4,610	3,062	24,631	58,250	5,802
1.55%	1,186,132	-	9,390	3,788	1,501	6,575	2,944	14,780
1.60%	468,460	261	8,775	3,206	1,864	2,643	928	725
1.65%	1,194,727	-	6,357	2,603	2,854	13,104	10,699	17,046
1.70%	347,145	2,475	9,356	5,582	-	570	726	1,103
1.75%	640,289	-	-	-	2,408	14,201	6,589	349
1.80%	110,264	-	1,921	248	-	-	-	1,027
1.85%	1,153,256	12,188	7,659	-	1,821	29,652	24,554	7,790
1.90%	208,134	8,744	-	-	-	430	2,094	-
1.95%	311,384	2,802	590	-	-	2,945	4,877	9
2.00%	1,102,632	13,508	12,437	2,455	1,087	11,685	5,926	12,069
2.05%	138,883	-	3,383	-	-	-	-	-
2.10%	376,761	9,618	3,997	44	-	13,091	4,705	895
2.15%	237,029	1,664	2,001	937	738	6,073	6,830	10,973
2.20%	1,406	-	518	-	-	-	-	247
2.25%	132,650	1,262	-	-	-	3,439	-	3,214
2.30%	2,342	-	-	-	-	-	-	-
2.35%	32,096	-	-	-	-	938	-	916
2.40%	84,750	-	9,946	-	-	-	-	-
2.45%	5,364	-	-	-	-	-	1,891	-
2.50%	31,464	-	-	-	-	-	-	2
2.60%	4,690	633	-	-	-	-	-	-

Totals	$38,006,687	$63,991	$243,838	$287,842	$126,992	$559,219	$728,032	$273,666

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$4,641	$-	$-	$2,095	$469	$303,895	$87,153	$118,299
1.30%	255,509	72,811	19,322	204,344	888,669	75,154	26,371	21,376
1.35%	23,899	2,262	-	24,135	49,470	36,814	9,589	12,180
1.40%	57,367	7,380	2,245	3,774	105,152	321,408	123,786	161,782
1.45%	23,623	7,289	6,250	15,827	148,585	39,052	21,030	13,365
1.50%	-	-	-	-	-	174,097	60,118	82,095
1.55%	3,288	3,022	1,585	7,352	49,118	113,004	38,521	46,694
1.60%	451	8	9,044	4,762	31,118	41,286	17,462	16,947
1.65%	1,192	300	-	777	7,291	130,606	36,095	40,182
1.70%	625	-	11,390	4,783	16,916	28,959	7,380	7,211
1.75%	-	-	-	-	-	72,288	26,758	36,310
1.80%	3,789	-	-	-	-	11,351	5,399	3,067
1.85%	-	-	-	-	-	140,036	29,533	24,143
1.90%	39	-	-	-	-	39,580	10,873	4,651
1.95%	4,159	1,822	6,562	2,463	10,668	23,635	8,379	3,214
2.00%	-	-	-	-	-	98,171	20,806	21,488
2.05%	-	1,044	3,873	-	159	7,939	4,857	1,798
2.10%	-	-	-	-	-	38,615	6,420	7,080
2.15%	-	1,457	-	-	-	16,333	3,708	1,766
2.20%	-	-	-	-	-	20	-	-
2.25%	-	-	-	-	-	1,427	1,983	549
2.30%	-	-	-	-	-	239	116	3
2.35%	-	-	-	-	-	2,691	517	551
2.40%	7,351	7,377	-	-	-	1,808	1,080	440
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	2,550	105	652
2.60%	-	-	-	-	-	978	-	285

	$385,933	$104,772	$60,271	$270,312	$1,307,615	$1,721,936	$548,039	$626,128

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$157,169	$88,132	$32,302	$17,257	$45,106	$153,232	$98,935	$42,909
1.30%	38,060	18,628	8,387	3,104	11,273	34,406	33,027	16,319
1.35%	18,175	8,976	1,827	1,559	3,252	16,573	7,963	4,004
1.40%	171,013	101,456	26,457	10,212	51,149	140,293	156,031	48,980
1.45%	60,618	3,999	4,807	8,998	3,610	35,477	32,389	6,074
1.50%	114,470	67,735	14,420	8,810	27,417	98,285	97,354	31,092
1.55%	69,752	25,692	18,641	6,482	14,232	47,822	71,367	14,969
1.60%	28,952	6,482	2,888	4,570	3,956	38,803	20,615	7,720
1.65%	62,276	27,092	9,595	8,978	20,296	54,558	62,365	16,150
1.70%	31,911	5,958	8,238	4,157	3,672	8,574	32,606	7,344
1.75%	41,950	24,942	6,268	825	9,758	30,243	41,783	9,485
1.80%	10,494	2,937	3,751	2,062	1,792	2,335	5,636	2,476
1.85%	65,724	40,839	1,381	974	3,320	64,786	9,184	2,784
1.90%	17,480	10,769	795	-	2,622	20,610	4,173	974
1.95%	20,145	8,470	2,735	518	127	12,312	8,413	1,661
2.00%	51,062	32,377	4,308	151	3,668	47,689	16,328	2,337
2.05%	4,885	2,910	2,573	454	263	1,825	19,488	2,522
2.10%	19,828	17,793	1,967	-	4,462	24,624	5,935	1,531
2.15%	7,330	4,473	2,566	-	826	5,787	3,410	2,283
2.20%	26	21	-	-	-	-	-	-
2.25%	427	1,624	228	-	310	984	716	178
2.30%	236	7	4	3	-	349	685	-
2.35%	1,496	780	16	-	154	1,968	409	396
2.40%	2,259	-	6,418	-	55	1,170	1,489	78
2.45%	-	-	-	-	-	-	-	-
2.50%	1,936	194	308	-	200	313	927	-
2.60%	406	461	-	-	-	-	-	-

	$998,080	$502,747	$160,880	$79,114	$211,520	$843,018	$731,228	$222,266

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$48,624	$9,766	$18,306	$72,815	$125,955	$470,491	$466,545	$5,191,223
1.30%	10,463	3,412	7,419	25,958	24,017	34,513	125,730	634,364
1.35%	3,719	3,013	3,470	10,124	15,862	49,149	52,691	340,132
1.40%	53,324	9,141	23,727	70,794	57,872	50,355	176,320	1,018,631
1.45%	7,615	3,763	7,573	8,305	2,402	13,461	5,134	139,840
1.50%	28,347	9,571	13,674	48,992	23,987	50,801	53,191	238,753
1.55%	22,790	13,357	12,732	33,066	9,294	21,639	43,780	145,554
1.60%	6,702	5,545	7,179	7,240	4,434	19,069	15,555	46,667
1.65%	14,819	5,298	16,594	24,788	10,152	33,129	46,163	142,707
1.70%	6,272	2,895	4,870	9,801	501	4,037	5,119	33,118
1.75%	8,874	1,500	3,690	16,211	7,055	3,746	5,443	100,006
1.80%	2,445	312	2,788	6,439	55	650	2,344	782
1.85%	3,787	606	1,530	51,975	5,813	47,616	49,828	294,806
1.90%	199	-	1,847	11,003	40	4,946	1,991	36,701
1.95%	1,360	272	1,119	7,835	649	17,521	16,067	58,663
2.00%	4,142	154	3,885	32,280	5,284	60,879	31,149	271,914
2.05%	2,312	235	1,688	4,379	1,418	1,137	1,390	30,569
2.10%	3,520	-	1,830	16,214	3,921	12,325	10,260	94,928
2.15%	2,551	1,739	473	2,271	317	1,688	4,225	36,387
2.20%	-	-	-	-	-	-	-	279
2.25%	-	-	-	476	50	722	-	46,490
2.30%	8	3	-	237	-	-	-	-
2.35%	-	-	-	221	169	3,059	4,766	2,623
2.40%	252	-	6,465	6,825	-	83	3	4,991
2.45%	-	-	-	-	-	-	-	3,473
2.50%	-	-	443	1,369	95	-	296	12,827
2.60%	-	-	-	451	-	-	-	1,476

	$232,125	$70,582	$141,302	$470,069	$299,342	$901,016	$1,117,990	$8,927,904

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,881,853	$1,449,809	$41,935	$139,826	$39,183	$25,579	$60,820
1.30%	254,103	244,429	11,122	44,300	17,677	3,317	13,940
1.35%	268,855	107,019	4,636	13,528	5,179	2,540	9,066
1.40%	1,505,971	285,596	34,855	161,606	62,232	32,766	64,854
1.45%	24,318	41,315	8,054	48,146	20,919	3,613	13,972
1.50%	440,338	88,640	22,575	97,361	38,642	15,832	55,066
1.55%	102,275	63,415	20,813	66,764	23,632	12,569	23,933
1.60%	22,709	14,191	6,200	33,653	14,783	3,822	7,245
1.65%	161,999	77,147	12,831	60,403	21,439	11,639	25,203
1.70%	10,912	16,717	7,869	31,911	9,300	801	3,486
1.75%	75,282	14,362	10,042	33,758	14,086	5,484	16,593
1.80%	9,794	5,652	2,407	10,262	3,562	2,184	2,303
1.85%	69,354	92,033	5,829	13,441	6,552	7,442	36,276
1.90%	7,416	3,801	1,682	4,252	2,060	998	7,364
1.95%	31,689	24,029	2,320	12,047	1,848	444	9,015
2.00%	195,538	98,245	5,720	9,479	4,108	1,403	20,900
2.05%	11,288	11,510	2,000	6,148	4,075	589	2,172
2.10%	14,656	35,274	2,882	4,446	1,506	1,869	12,525
2.15%	54,608	40,186	2,089	3,863	2,915	1,990	2,572
2.20%	-	265	-	-	-	-	30
2.25%	62,880	2,483	556	1,323	781	-	548
2.30%	-	-	112	113	-	-	227
2.35%	-	9,437	-	91	92	12	794
2.40%	1,876	11,657	395	7,173	5,419	39	101
2.45%	-	-	-	-	-	-	-
2.50%	4,386	3,383	-	594	882	-	2
2.60%	-	-	-	-	-	-	-

	$10,212,100	$2,740,595	$206,924	$804,488	$300,872	$134,932	$389,007

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $12,604,117 and $9,883,478, respectively, and total transfers from the Account to the fixed account were $10,368,267 and $7,058,697 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $239,622 and $159,792 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $585,715 and $93,190 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,634,280,657	$-	$-	$2,634,280,657

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II(GVIDA)	$457,331	$201,285
NVIT Investor Destinations Balanced Fund - Class II(NVDBL2)	4,099,150	1,756,818
NVIT Investor Destinations Capital Appreciation Fund - Class II(NVDCA2)	3,661,674	2,679,928
NVIT Investor Destinations Conservative Fund - Class II(GVIDC)	2,542,141	1,566,575
NVIT Investor Destinations Moderate Fund - Class II(GVIDM)	3,784,365	5,627,771
NVIT Investor Destinations Moderately Aggressive Fund - Class II(GVDMA)	2,871,192	6,956,810
NVIT Investor Destinations Moderately Conservative Fund - Class II(GVDMC)	2,591,714	2,282,981
NVIT Investor Destinations Managed Growth Fund: Class II(IDPG2)	15,005,154	434,174
NVIT Investor Destinations Managed Growth & Income Fund: Class II(IDPGI2)	4,731,684	318,773
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility(WRPMAV)	2,701,579	484,938
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility(WRPMCV)	11,081,936	1,408,675
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility(WRPMMV)	53,252,709	710,480
Variable Insurance Portfolios - Asset Strategy(WRASP)	21,116,471	22,637,442
Variable Insurance Portfolios - Balanced(WRBP)	8,623,434	5,948,254
Variable Insurance Portfolios - Bond(WRBDP)	2,899,109	7,599,371
Variable Insurance Portfolios - Core Equity(WRCEP)	14,183,980	9,287,135
Variable Insurance Portfolios - Dividend Opportunities(WRDIV)	4,722,606	7,694,576
Variable Insurance Portfolios - Energy(WRENG)	2,331,977	1,606,956
Variable Insurance Portfolios - Global Bond(WRGBP)	1,005,630	1,119,154
Variable Insurance Portfolios - Global Natural Resources(WRGNR)	933,072	2,084,998
Variable Insurance Portfolios - Growth(WRGP)	10,735,268	9,438,831
Variable Insurance Portfolios - High Income(WRHIP)	5,900,011	6,794,528
Variable Insurance Portfolios - International Growth(WRIP)	2,389,840	3,351,371
Variable Insurance Portfolios - International Core Equity(WRI2P)	4,381,465	3,129,632
Variable Insurance Portfolios - Limited-Term Bond(WRLTBP)	2,445,051	2,617,841
Variable Insurance Portfolios - Micro Cap Growth(WRMIC)	2,300,922	1,929,858
Variable Insurance Portfolios - Mid Cap Growth(WRMCG)	4,610,579	4,892,932
Variable Insurance Portfolios - Money Market(WRMMP)	13,787,936	18,765,513
Variable Insurance Portfolios - Pathfinder Aggressive(WRPAP)	11,196,201	5,497,932
Variable Insurance Portfolios - Pathfinder Conservative(WRPCP)	11,933,243	8,196,531
Variable Insurance Portfolios - Pathfinder Moderate(WRPMP)	74,845,540	36,854,829
Variable Insurance Portfolios - Pathfinder Moderately Aggressive(WRPMAP)	87,585,675	39,543,908
Variable Insurance Portfolios - Pathfinder Moderately Conservative(WRPMCP)	20,425,221	16,932,184
Variable Insurance Portfolios - Real Estate Securities(WRRESP)	3,246,565	3,310,573
Variable Insurance Portfolios - Science and Technology(WRSTP)	8,468,517	6,404,791
Variable Insurance Portfolios - Small Cap Growth(WRSCP)	4,922,274	2,812,491
Variable Insurance Portfolios - Small Cap Value(WRSCV)	1,321,552	1,955,511
Variable Insurance Portfolios - Value(WRVP)	4,018,453	6,348,724

Total	$437,111,221	$261,185,074

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	1.25%	to	2.60%	314,243	$12.13	to	$10.76	$3,633,326	1.51%	-2.24%	to	-3.57%
2014	1.25%	to	2.60%	292,218	12.40	to	11.16	3,471,588	1.57%	3.67%	to	2.26%
2013	1.25%	to	2.60%	359,927	11.96	to	10.91	4,129,773	1.67%	25.66%	to	23.94%
2012	1.25%	to	2.60%	353,358	9.52	to	8.81	3,244,981	1.54%	14.45%	to	12.88%
2011	1.25%	to	2.60%	377,969	8.32	to	7.80	3,050,878	1.81%	-5.13%	to	-6.42%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	1.25%	to	2.40%	1,180,649	15.36	to	14.21	17,925,386	1.80%	-1.42%	to	-2.57%
2014	1.25%	to	2.40%	1,058,388	15.58	to	14.58	16,304,434	1.77%	3.28%	to	2.08%
2013	1.25%	to	2.20%	939,574	15.09	to	14.42	14,053,051	1.90%	12.01%	to	10.93%
2012	1.25%	to	2.20%	692,844	13.47	to	13.00	9,261,172	1.97%	8.02%	to	6.97%
2011	1.25%	to	2.20%	505,634	12.47	to	12.15	6,274,762	2.15%	-0.37%	to	-1.33%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	1.25%	to	2.15%	1,183,791	17.48	to	16.45	20,597,087	1.53%	-1.78%	to	-2.67%
2014	1.25%	to	2.15%	1,173,728	17.80	to	16.90	20,814,096	1.77%	3.90%	to	2.95%
2013	1.25%	to	2.15%	1,128,716	17.13	to	16.42	19,276,759	1.83%	18.00%	to	16.93%
2012	1.25%	to	2.15%	1,009,066	14.52	to	14.04	14,619,955	1.89%	10.84%	to	9.83%
2011	1.25%	to	2.15%	819,775	13.10	to	12.78	10,721,909	2.16%	-2.17%	to	-3.06%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	1.25%	to	2.15%	856,827	11.81	to	10.91	10,042,727	1.84%	-0.99%	to	-1.89%
2014	1.25%	to	2.00%	803,886	11.93	to	11.25	9,532,993	1.88%	2.59%	to	1.81%
2013	1.25%	to	2.00%	765,318	11.63	to	11.05	8,855,649	1.89%	3.52%	to	2.74%
2012	1.25%	to	2.10%	660,619	11.23	to	10.70	7,382,543	1.85%	3.86%	to	2.96%
2011	1.25%	to	2.10%	596,408	10.81	to	10.39	6,415,109	2.39%	1.65%	to	0.77%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	1.25%	to	2.35%	3,012,659	12.46	to	11.30	37,092,664	1.56%	-1.58%	to	-2.68%
2014	1.25%	to	2.35%	3,293,406	12.66	to	11.62	41,273,932	1.67%	3.87%	to	2.71%
2013	1.25%	to	2.45%	3,562,899	12.19	to	11.23	42,919,585	1.68%	15.17%	to	13.77%
2012	1.25%	to	2.45%	3,713,283	10.58	to	9.87	38,900,335	1.66%	9.42%	to	8.09%
2011	1.25%	to	2.45%	3,922,763	9.67	to	9.13	37,608,280	2.13%	-1.29%	to	-2.48%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	1.25%	to	2.45%	4,072,684	12.32	to	11.08	49,780,437	1.44%	-1.97%	to	-3.16%
2014	1.25%	to	2.45%	4,486,805	12.57	to	11.44	55,916,314	1.66%	3.65%	to	2.39%
2013	1.25%	to	2.45%	4,893,842	12.12	to	11.17	58,776,384	1.67%	20.85%	to	19.38%
2012	1.25%	to	2.45%	5,261,702	10.03	to	9.36	52,372,238	1.63%	12.33%	to	10.97%
2011	1.25%	to	2.45%	5,698,777	8.93	to	8.44	50,565,308	2.01%	-3.35%	to	-4.52%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	1.25%	to	2.35%	1,536,453	12.32	to	11.18	18,707,458	1.65%	-1.28%	to	-2.38%
2014	1.25%	to	2.50%	1,597,884	12.48	to	11.32	19,711,967	1.87%	3.43%	to	2.12%
2013	1.25%	to	2.50%	1,468,914	12.07	to	11.09	17,568,334	1.75%	9.11%	to	7.73%
2012	1.25%	to	2.50%	1,450,762	11.06	to	10.29	15,895,422	1.74%	6.69%	to	5.33%
2011	1.25%	to	2.50%	1,479,409	10.37	to	9.77	15,191,490	2.29%	0.79%	to	-0.48%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	1.25%	to	2.40%	3,422,681	10.25	to	9.93	34,972,792	1.92%	-5.16%	to	-6.26%
2014	1.25%	to	2.40%	2,068,500	10.80	to	10.59	22,306,867	1.92%	0.46%	to	-0.71%
2013	1.25%	to	1.45%	539,397	10.75	to	10.74	5,796,426	2.53%	7.53%	to	7.38%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	1.30%	to	2.40%	923,437	10.30	to	9.99	9,486,171	1.91%	-4.50%	to	-5.56%
2014	1.30%	to	2.40%	513,067	10.78	to	10.58	5,520,393	2.38%	1.12%	to	0.00%
2013	1.30%	to	2.15%	112,297	10.66	to	10.60	1,196,578	3.04%	6.61%	to	5.99%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	1.30%	to	2.05%	407,874	10.85	to	10.66	4,405,806	0.00%	-2.00%	to	-2.74%
2014	1.30%	to	2.05%	209,113	11.07	to	10.96	2,305,722	1.93%	2.56%	to	1.78%
2013	1.30%	to	1.70%	56,681	10.80	to	10.78	611,278	0.00%	7.96%	to	7.80%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2015	1.25%	to	1.95%	2,411,152	10.59	to	10.41	25,477,682	0.00%	-1.76%	to	-2.46%
2014	1.25%	to	1.95%	1,494,241	10.78	to	10.67	16,089,464	0.95%	1.77%	to	1.05%
2013	1.30%	to	1.70%	402,305	10.59	to	10.57	4,259,486	0.00%	5.90%	to	5.73%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	1.25%	to	2.05%	11,313,076	10.80	to	10.59	121,855,266	0.00%	-1.67%	to	-2.47%
2014	1.25%	to	1.95%	6,428,156	10.98	to	10.87	70,482,364	0.99%	2.45%	to	1.73%
2013	1.30%	to	1.70%	1,453,290	10.72	to	10.70	15,568,312	0.00%	7.15%	to	6.98%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	1.25%	to	2.60%	3,830,913	24.73	to	21.01	92,868,866	0.37%	-9.49%	to	-10.73%
2014	1.25%	to	2.60%	4,606,057	27.32	to	23.54	123,426,393	0.49%	-6.45%	to	-7.73%
2013	1.25%	to	2.60%	5,377,334	29.20	to	25.51	153,942,213	1.29%	23.57%	to	21.88%
2012	1.25%	to	3.10%	6,015,892	23.63	to	20.00	139,473,864	1.15%	17.68%	to	15.47%
2011	1.25%	to	3.10%	6,728,233	20.08	to	17.32	132,707,453	1.04%	-8.36%	to	-10.08%

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Balanced (WRBP)
2015	1.25%	to	2.50%	1,795,512	$19.46	to	$16.74	$34,519,806	0.92%	-1.57%	to	-2.82%
2014	1.25%	to	2.50%	1,899,205	19.77	to	17.22	37,134,598	0.94%	6.23%	to	4.89%
2013	1.25%	to	2.50%	1,983,954	18.61	to	16.42	36,453,506	1.43%	22.15%	to	20.61%
2012	1.25%	to	3.10%	1,982,498	15.23	to	12.89	29,861,465	1.50%	10.35%	to	8.27%
2011	1.25%	to	3.10%	1,990,544	13.81	to	11.91	27,171,664	1.50%	2.02%	to	0.12%
Variable Insurance Portfolios - Bond (WRBDP)
2015	1.25%	to	2.60%	2,983,728	13.05	to	11.09	38,197,955	2.92%	-1.05%	to	-2.40%
2014	1.25%	to	2.60%	3,397,417	13.19	to	11.37	43,974,857	3.79%	3.03%	to	1.62%
2013	1.25%	to	2.60%	3,687,661	12.81	to	11.18	46,382,804	3.56%	-3.31%	to	-4.64%
2012	1.25%	to	3.10%	4,488,230	13.24	to	11.21	58,463,749	3.10%	4.45%	to	2.49%
2011	1.25%	to	3.10%	4,478,753	12.68	to	10.93	55,945,243	2.58%	5.97%	to	3.99%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	1.25%	to	2.60%	2,637,903	23.33	to	19.82	60,683,940	0.36%	-1.94%	to	-3.28%
2014	1.25%	to	2.60%	2,872,725	23.79	to	20.50	67,341,996	0.49%	8.31%	to	6.83%
2013	1.25%	to	2.60%	3,081,130	21.97	to	19.19	66,623,510	0.54%	31.84%	to	30.04%
2012	1.25%	to	3.10%	3,208,634	16.66	to	14.10	52,631,535	0.59%	17.12%	to	14.92%
2011	1.25%	to	3.10%	3,514,770	14.23	to	12.27	49,228,864	0.36%	0.39%	to	-1.48%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	1.25%	to	2.60%	1,546,054	18.86	to	16.03	28,311,038	1.32%	-3.28%	to	-4.60%
2014	1.25%	to	2.60%	1,905,608	19.50	to	16.80	36,056,903	1.16%	8.47%	to	6.98%
2013	1.25%	to	2.60%	2,168,321	17.98	to	15.71	37,833,546	1.59%	27.99%	to	26.24%
2012	1.25%	to	2.60%	2,469,034	14.05	to	12.44	33,692,481	1.11%	11.76%	to	10.23%
2011	1.25%	to	2.75%	2,922,109	12.57	to	11.15	35,735,406	1.05%	-5.88%	to	-7.31%
Variable Insurance Portfolios - Energy (WRENG)
2015	1.25%	to	2.40%	926,804	9.44	to	8.43	8,518,989	0.06%	-23.12%	to	-24.02%
2014	1.25%	to	2.50%	861,021	12.28	to	11.00	10,341,889	0.00%	-11.68%	to	-12.80%
2013	1.25%	to	2.50%	758,186	13.91	to	12.61	10,373,669	0.00%	26.16%	to	24.56%
2012	1.25%	to	2.50%	757,564	11.02	to	10.13	8,236,808	0.00%	0.11%	to	-1.17%
2011	1.25%	to	2.60%	870,520	11.01	to	10.19	9,461,034	0.00%	-10.21%	to	-11.44%
Variable Insurance Portfolios - Global Bond (WRGBP)
2015	1.25%	to	2.30%	513,601	9.90	to	9.42	5,034,992	3.74%	-3.87%	to	-4.89%
2014	1.25%	to	2.05%	537,675	10.30	to	10.00	5,494,783	2.39%	-1.07%	to	-1.87%
2013	1.25%	to	2.05%	416,943	10.41	to	10.19	4,315,292	0.00%	0.47%	to	-0.34%
2012	1.25%	to	2.05%	224,617	10.36	to	10.22	2,319,996	3.90%	5.08%	to	4.22%
2011	1.25%	to	1.85%	91,516	9.86	to	9.82	901,121	2.97%	-1.40%	to	-1.80%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	1.25%	to	2.40%	1,283,775	8.88	to	7.85	11,145,682	0.10%	-23.37%	to	-24.26%
2014	1.25%	to	2.50%	1,370,403	11.59	to	10.26	15,569,664	0.00%	-14.12%	to	-15.21%
2013	1.25%	to	2.60%	1,464,541	13.50	to	11.99	19,409,219	0.00%	6.45%	to	5.00%
2012	1.25%	to	2.70%	1,579,702	12.68	to	11.33	19,701,085	0.00%	0.61%	to	-0.87%
2011	1.25%	to	2.70%	1,670,677	12.60	to	11.43	20,754,800	0.00%	-22.43%	to	-23.56%
Variable Insurance Portfolios - Growth (WRGP)
2015	1.25%	to	2.50%	2,454,856	21.74	to	18.70	52,906,727	0.11%	5.83%	to	4.49%
2014	1.25%	to	2.50%	2,679,747	20.54	to	17.90	54,481,411	0.41%	10.41%	to	9.02%
2013	1.25%	to	2.60%	3,084,493	18.61	to	16.25	56,608,873	0.43%	34.75%	to	32.91%
2012	1.25%	to	3.10%	3,594,195	13.81	to	11.68	48,918,652	0.06%	11.33%	to	9.24%
2011	1.25%	to	3.10%	4,126,607	12.40	to	10.69	50,482,763	0.40%	0.85%	to	-1.04%
Variable Insurance Portfolios - High Income (WRHIP)
2015	1.25%	to	2.40%	2,260,344	19.05	to	16.58	42,681,829	6.16%	-7.67%	to	-8.75%
2014	1.25%	to	2.50%	2,433,200	20.63	to	17.97	49,955,211	4.82%	0.63%	to	-0.64%
2013	1.25%	to	2.60%	2,383,790	20.50	to	17.91	48,871,027	4.80%	9.12%	to	7.63%
2012	1.25%	to	2.60%	2,418,971	18.79	to	16.64	45,602,009	6.30%	17.15%	to	15.55%
2011	1.25%	to	2.60%	2,212,335	16.04	to	14.40	35,705,820	7.10%	3.95%	to	2.53%
Variable Insurance Portfolios - International Growth (WRIP)
2015	1.25%	to	2.40%	787,054	18.42	to	16.03	14,475,572	0.42%	2.10%	to	0.91%
2014	1.25%	to	2.40%	863,081	18.04	to	15.89	15,670,559	2.12%	-0.31%	to	-1.47%
2013	1.25%	to	2.60%	923,990	18.09	to	15.80	16,885,242	0.91%	17.74%	to	16.13%
2012	1.25%	to	2.60%	971,481	15.37	to	13.61	15,144,692	1.98%	16.57%	to	14.98%
2011	1.25%	to	2.60%	1,050,472	13.18	to	11.83	14,086,777	0.41%	-8.48%	to	-9.73%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	1.25%	to	2.40%	846,901	17.31	to	15.07	14,498,837	1.29%	-2.18%	to	-3.32%
2014	1.25%	to	2.40%	888,370	17.69	to	15.58	15,580,236	2.50%	0.18%	to	-0.99%
2013	1.25%	to	2.15%	899,787	17.66	to	16.14	15,792,677	1.64%	23.35%	to	22.23%
2012	1.25%	to	2.50%	926,244	14.32	to	12.79	13,210,173	2.32%	11.91%	to	10.49%
2011	1.25%	to	2.60%	1,008,924	12.79	to	11.49	12,907,859	1.56%	-14.96%	to	-16.12%

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2015	1.25%	to	2.30%	458,252	$10.09	to	$9.60	$4,574,087	1.59%	-0.39%	to	-1.45%
2014	1.25%	to	2.15%	475,512	10.13	to	9.79	4,774,230	0.55%	-0.29%	to	-1.20%
2013	1.25%	to	2.15%	405,057	10.16	to	9.91	4,089,786	0.00%	-1.78%	to	-2.68%
2012	1.25%	to	2.35%	276,691	10.34	to	10.15	2,850,484	3.73%	2.08%	to	0.94%
2011	1.25%	to	2.00%	143,487	10.13	to	10.08	1,450,827	2.19%	1.30%	to	0.78%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	1.25%	to	2.40%	423,192	19.71	to	17.16	8,096,733	0.00%	-10.30%	to	-11.34%
2014	1.25%	to	2.50%	465,081	21.97	to	19.14	9,967,518	0.00%	-2.97%	to	-4.20%
2013	1.25%	to	2.50%	453,346	22.65	to	19.98	10,095,361	0.00%	55.32%	to	53.36%
2012	1.25%	to	2.50%	411,526	14.58	to	13.03	5,909,332	0.00%	10.44%	to	9.04%
2011	1.25%	to	2.50%	441,955	13.20	to	11.95	5,763,772	0.00%	-8.17%	to	-9.33%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	1.25%	to	2.60%	1,226,761	22.43	to	19.39	26,661,434	0.00%	-6.96%	to	-8.23%
2014	1.25%	to	2.60%	1,330,649	24.11	to	21.13	31,122,712	0.00%	6.52%	to	5.06%
2013	1.25%	to	2.60%	1,506,303	22.63	to	20.11	33,099,720	0.00%	28.31%	to	26.56%
2012	1.25%	to	2.60%	1,627,281	17.64	to	15.89	27,860,724	0.00%	12.14%	to	10.60%
2011	1.25%	to	2.60%	1,832,225	15.73	to	14.37	28,017,146	0.01%	-1.80%	to	-3.14%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	1.25%	to	2.50%	2,047,910	10.01	to	8.59	20,197,371	0.02%	-1.23%	to	-2.48%
2014	1.25%	to	2.50%	2,500,744	10.14	to	8.81	24,878,936	0.02%	-1.23%	to	-2.48%
2013	1.25%	to	2.50%	2,358,014	10.27	to	9.04	23,906,741	0.02%	-1.23%	to	-2.48%
2012	1.25%	to	2.50%	2,368,344	10.39	to	9.27	24,272,395	0.02%	-1.23%	to	-2.49%
2011	1.25%	to	2.50%	2,545,888	10.52	to	9.50	26,365,826	0.02%	-1.23%	to	-2.47%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	1.25%	to	2.40%	4,408,192	14.14	to	12.90	61,605,624	2.71%	-0.92%	to	-2.07%
2014	1.25%	to	2.40%	4,511,626	14.28	to	13.18	63,753,331	0.85%	3.55%	to	2.34%
2013	1.25%	to	2.35%	4,859,884	13.79	to	12.91	66,465,597	1.28%	25.54%	to	24.14%
2012	1.25%	to	2.35%	5,198,221	10.98	to	10.40	56,695,323	0.92%	10.78%	to	9.54%
2011	1.25%	to	2.35%	5,585,638	9.91	to	9.50	55,090,208	1.23%	-5.35%	to	-6.40%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	1.25%	to	2.35%	6,216,193	12.80	to	11.73	78,786,831	1.15%	-0.81%	to	-1.91%
2014	1.25%	to	2.50%	6,313,031	12.91	to	11.83	80,719,343	1.06%	2.10%	to	0.81%
2013	1.25%	to	2.50%	6,330,533	12.64	to	11.74	79,224,413	1.37%	13.31%	to	11.88%
2012	1.25%	to	2.50%	6,201,513	11.16	to	10.49	68,621,900	0.88%	5.61%	to	4.27%
2011	1.25%	to	2.50%	5,382,968	10.56	to	10.06	56,530,011	1.17%	-0.51%	to	-1.76%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	1.25%	to	2.60%	47,975,761	13.34	to	11.98	634,941,188	1.69%	-0.94%	to	-2.29%
2014	1.25%	to	2.50%	49,218,518	13.47	to	12.34	658,278,185	1.04%	2.93%	to	1.63%
2013	1.25%	to	2.50%	50,130,007	13.08	to	12.15	652,211,567	1.14%	19.32%	to	17.81%
2012	1.25%	to	2.50%	47,968,505	10.96	to	10.31	523,721,202	0.94%	8.16%	to	6.79%
2011	1.25%	to	2.75%	42,622,600	10.14	to	9.56	430,800,828	1.03%	-2.69%	to	-4.16%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	1.25%	to	2.50%	52,822,113	14.00	to	12.67	735,745,809	2.31%	-1.19%	to	-2.44%
2014	1.25%	to	2.50%	54,584,907	14.17	to	12.99	769,558,211	1.03%	3.31%	to	2.00%
2013	1.25%	to	2.50%	56,229,706	13.71	to	12.73	767,868,896	1.18%	22.27%	to	20.72%
2012	1.25%	to	2.50%	56,787,403	11.22	to	10.55	634,738,345	0.78%	9.43%	to	8.04%
2011	1.25%	to	2.50%	53,697,460	10.25	to	9.76	548,880,934	0.79%	-4.23%	to	-5.44%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	1.25%	to	2.40%	14,357,064	13.27	to	12.11	188,800,915	1.49%	-0.93%	to	-2.08%
2014	1.25%	to	2.50%	15,276,494	13.39	to	12.28	202,850,405	0.98%	2.58%	to	1.28%
2013	1.25%	to	2.50%	15,930,806	13.06	to	12.12	206,451,812	1.30%	16.24%	to	14.77%
2012	1.25%	to	2.50%	15,423,228	11.23	to	10.56	172,102,184	0.91%	7.05%	to	5.69%
2011	1.25%	to	3.00%	13,577,068	10.49	to	9.80	141,712,975	1.08%	-1.25%	to	-2.99%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	1.25%	to	2.40%	606,982	22.60	to	19.77	13,345,158	1.02%	3.47%	to	2.27%
2014	1.25%	to	2.40%	668,668	21.84	to	19.34	14,276,176	1.00%	28.54%	to	27.05%
2013	1.25%	to	2.60%	671,367	16.99	to	14.93	11,185,673	1.13%	-0.13%	to	-1.50%
2012	1.25%	to	2.60%	680,509	17.02	to	15.16	11,370,360	0.72%	16.24%	to	14.65%
2011	1.25%	to	2.60%	716,676	14.64	to	13.22	10,330,210	0.76%	3.70%	to	2.28%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	1.25%	to	2.40%	1,710,367	29.71	to	25.87	50,934,844	0.00%	-4.09%	to	-5.21%
2014	1.25%	to	2.50%	1,715,048	30.98	to	26.99	53,526,419	0.00%	1.62%	to	0.34%
2013	1.25%	to	2.60%	1,717,644	30.49	to	26.63	53,106,512	0.00%	54.43%	to	52.32%
2012	1.25%	to	2.70%	1,716,486	19.74	to	17.32	34,551,617	0.00%	26.23%	to	24.37%
2011	1.25%	to	2.70%	1,852,622	15.64	to	13.93	29,614,848	0.00%	-6.94%	to	-8.31%

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	1.25%	to	2.40%	980,178	$18.45	to	$16.07	$18,208,477	0.00%	0.61%	to	-0.56%
2014	1.25%	to	2.50%	1,005,488	18.34	to	15.98	18,709,729	0.00%	0.32%	to	-0.95%
2013	1.25%	to	2.60%	1,017,289	18.28	to	15.97	19,030,333	0.00%	41.57%	to	39.64%
2012	1.25%	to	2.60%	975,111	12.92	to	11.44	12,951,783	0.00%	3.85%	to	2.42%
2011	1.25%	to	2.60%	975,520	12.44	to	11.17	12,556,018	0.00%	-11.72%	to	-12.92%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	1.25%	to	2.40%	423,217	18.48	to	16.09	7,710,048	0.09%	-6.77%	to	-7.85%
2014	1.25%	to	2.40%	487,151	19.82	to	17.46	9,551,118	0.09%	5.71%	to	4.48%
2013	1.25%	to	2.35%	545,239	18.75	to	16.80	10,135,455	0.84%	31.86%	to	30.39%
2012	1.25%	to	2.45%	607,458	14.22	to	12.76	8,585,033	0.46%	17.15%	to	15.72%
2011	1.25%	to	2.60%	712,246	12.14	to	10.90	8,605,276	0.49%	-13.88%	to	-15.05%
Variable Insurance Portfolios - Value (WRVP)
2015	1.25%	to	2.40%	1,154,008	18.48	to	16.09	21,403,174	0.80%	-5.12%	to	-6.22%
2014	1.25%	to	2.50%	1,445,787	19.48	to	16.97	28,164,399	1.09%	9.56%	to	8.17%
2013	1.25%	to	2.50%	1,623,037	17.78	to	15.69	28,715,917	0.80%	33.65%	to	31.96%
2012	1.25%	to	3.10%	1,813,048	13.30	to	11.26	23,976,704	1.35%	17.39%	to	15.19%
2011	1.25%	to	3.10%	2,193,567	11.33	to	9.77	24,640,900	0.75%	-8.47%	to	-10.19%

2015	Reserves for annuity contracts in payout phase:							5,429,178
2015	Contract owners equity:							$2,634,261,906
2014	Reserves for annuity contracts in payout phase:							6,312,615
2014	Contract owners equity:							$2,735,201,961
2013	Reserves for annuity contracts in payout phase:							6,312,292
2013	Contract owners equity:							$2,678,403,268
2012	Reserves for annuity contracts in payout phase:							5,652,372
2012	Contract owners equity:							$2,222,792,913
2011	Reserves for annuity contracts in payout phase:							5,553,679
2011	Contract owners equity:							$1,960,829,998
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-12:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements –

The following Fund Participation Agreement was previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and is hereby incorporated by reference.
(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
The following Fund Participation Agreement was previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and is hereby incorporated by reference.
(2)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with Registration Statement on April 26, 2007 (File No. 333-108894) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 7,984 and 7,262 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Waddell & Reed, Inc.

(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Accumulative Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Asset Strategy Fund	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Bond Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Advisors Government Securities Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors Global Growth Fund	Ivy Funds VIP Global Growth Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP Money Market Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Pathfinder Aggressive Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Pathfinder Conservative Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
InvestEd Portfolios	Ivy Funds VIP Pathfinder Moderate Portfolio
InvestEd Conservative Portfolio	Ivy Funds VIP Pathfinder Moderate – Managed Volatility
InvestEd Balanced Portfolio	Ivy Funds VIP Pathfinder Moderately Aggressive – Managed Volatility
InvestEd Growth Portfolio	Ivy Funds VIP Pathfinder Moderately Conservative – Managed Volatility
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and Chief Executive Officer
Derek D. Burke	Director, President and Chief Operating Officer
Henry J. Herrmann	Director
Shawn M. Mihal	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Kenneth M. Cherrier	Senior Vice President and Chief Supervisory Officer

Wendy J. Hills	Senior Vice President and General Counsel
Brent K. Bloss	Director, Senior Vice President and Treasurer
Benjamin R. Clouse	Vice President, Controller, Principal Accounting Officer and Principal Financial Officer
James D. Hughes	Assistant Vice President and Secretary
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact